UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195
______________________________________________

SA FUNDS – INVESTMENT TRUST
______________________________________________________________________

(Exact name of registrant as specified in charter)

8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105
______________________________________________________________________

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
8182 Maryland Avenue, Suite 500
St. Louis, Missouri 63105
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 1 Congress Street Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Item 1. Report to Shareholders.

ANNUAL REPORT

June 30, 2023

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within three years from the date of settlement.

For the fiscal year ended June 30, 2023, the Fund had a net return of 1.65%, compared to a return of 0.47% for the Fund’s benchmark index, the Morningstar® U.S. 1-3 Year Composite Government and Corporate Bond IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 1.18%, after deducting the Fund’s net operating expenses for the year. The Fund outperformed the benchmark index for the fiscal year primarily due to the Fund’s maturity allocation choices. During the fiscal year, the Fund increased the fraction of its assets held in securities with maturities under one year. The benchmark index, however, held on average only a much smaller fraction (4%) in securities that mature in less than one year. During the fiscal year, the US Federal Reserve raised interest rates seven times. When interest rates rise, shorter maturity bonds tend to experience better returns than do longer maturity bonds. As a result, the Fund’s heavier exposure to shorter maturity bonds than that of its benchmark resulted in the Fund’s better performance relative to its benchmark.

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Fixed Income Fund vs. the Morningstar® U.S. 1-3 Year Composite Government and
Corporate Bond IndexSM from June 30, 2013 through June 30, 2023

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. 1-3 Year Composite Government and Corporate Bond IndexSM is a subset of the Morningstar® U.S. Composite Government and Corporate Bond. The Index is comprised of securities with maturities less than 3 years from the Morningstar® U.S. Composite Government and Corporate Bond IndexSM. The parent index is composed of fixed-rate, investment grade, USD-denominated Corporate, Treasury and Agency bonds with maturities greater than one year. The broader index excludes bonds with embedded options, zero coupon bonds, securitized bonds, and convertible bonds. The index is calculated on a total return basis and is measured in U.S. dollars. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses, or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA U.S. Fixed Income Fund	0.68%	(a)	1.65%	-0.14%	-0.03%

(a)	From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if Buckingham Strategic Partners, LLC (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.41% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher- quality fixed income investments maturing in five years or less from the date of settlement. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 1.06%, compared to a return of 0.63% for the Fund’s benchmark index, the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 0.43% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to the benchmark across the fiscal year was primarily the result of two factors. First, the Fund tends to hold more non-government securities (such as commercial paper, and corporate bonds) than does the benchmark, during a time when non-government fixed income securities had stronger performance. Second, the Fund tended to hold shorter maturity debt than the benchmark towards the end of the fiscal year, during a time when global interest rates were rising. Shorter maturity debt tends to outperform longer maturity debt during periods of rising interest rates (as was the case during the fiscal year), hence the Fund, with its heavier concentrations in shorter maturity debt than the benchmark, tended to outperform the benchmark.

Comparison of Change in Value of a $10,000 Investment in the
SA Global Fixed Income Fund vs. the Morningstar® Global 1-5 Year Treasury Bond
Hedged IndexSM from June 30, 2013 through June 30, 2023

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM index is comprised of securities with maturities less than 5 years from the Morningstar® Global Treasury Bond Hedged IndexSM. The parent index is composed of domestic treasury debt publicly issued by sovereign governments in their own currency (or in Euros as applicable), with maturities greater than one year, issued by countries identified by Morningstar as having developed markets. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses, or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023:

	Since Inception		One Year	Five Years	Ten Years
SA Global Fixed Income Fund	2.17%	(a)	1.06%	-0.25%	0.27%

(a)	From commencement of operations on July 29, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.50% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 19.19% compared to a return of 19.06% for the Fund’s benchmark index, the Morningstar® U.S. Market Extended IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 0.13%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy contributed to the outperformance of the Fund against its benchmark index during the fiscal year. This outperformance was because during the fiscal year the stocks of companies with higher operating profitability (in which the Fund had a larger position than in the benchmark) performed better than the stocks of companies with lower profitability (stocks in which the Fund held smaller positions than in the benchmark).

Comparison of Change in Value of a $10,000 Investment in
the SA U.S. Core Market Fund vs. the Morningstar® U.S. Market
Extended IndexSM from June 30, 2013 through June 30, 2023

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. Market Extended IndexSM index measures the performance of U.S. equity securities and targets 99.5% market capitalization coverage of the investable U.S. universe. The index is calculated on a total return basis and is measured in U.S. dollars. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses, or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA U.S. Core Market Fund	7.18%	(a)	19.19%	11.16%	11.98%
(a)	From commencement of operations on August 5, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.67% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 11.31%, compared to a return of 13.10% for the Fund’s benchmark index, the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund underperformed the benchmark during the fiscal year by 1.79%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was below the average level in the marketplace (known as “deeper value stocks”). The Fund also maintained larger exposures during the fiscal year to smaller capitalization stocks than did the Fund’s benchmark index. Due to the fact that during the fiscal year, both deeper value and smaller cap stocks exhibited weaker performance relative to the other stocks in the Fund’s benchmark, this contributed to the Fund’s underperformance relative to its benchmark.

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Value Fund vs. the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM
from June 30, 2013 through June 30, 2023

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. Large-Mid Cap Broad Value IndexSM targets U.S. equity securities in the cheaper half of the U.S. large and mid-cap markets, as measured by Morningstar’s style score. The index is calculated on a total return basis and is measured in U.S. dollars. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses, or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA U.S. Value Fund	6.25%	(a)	11.31%	6.29%	8.71%

(a)	From commencement of operations on August 5, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2022 was 0.73% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 15.29% compared to a return of 13.88% for the Fund’s benchmark index, the Morningstar® U.S. Small Cap Extended IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 1.41% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to its benchmark index over the fiscal year was the result of multiple factors. First, the Fund tends to exclude stocks of real estate investment trusts, which are held in the Fund’s benchmark index. This exclusion was the primary driver of the Fund’s outperformance against its benchmark index across the fiscal year. Also contributing to the Fund’s outperformance against its benchmark index was the Fund’s tendency to hold the stocks of companies with larger market capitalizations than those found in the index, during a period when such stocks outperformed the smaller capitalization stocks found in the Fund’s benchmark.

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Small Company Fund vs. the Morningstar® U.S. Small Cap Extended IndexSM
from June 30, 2013 through June 30, 2023

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. Small Cap Extended IndexSM Index measures the performance of U.S. securities that are within the Morningstar® U.S. Market Extended IndexSM and that fall within the 90th to the 99th percentile of ranked market capitalization of that investable universe. The index is calculated on a total return basis and is measured in U.S. dollars. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses, or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA U.S. Small Company Fund	8.47%	(a)	15.29%	5.90%	8.58%

(a)	From commencement of operations on August 5, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.87% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 17.05% compared to a return of 16.59% for the Fund’s benchmark index, the Morningstar® Developed Markets ex-U.S. Value Target Market Exposure IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 0.46% after deducting the Fund’s net operating expenses for the year. The outperformance of the Fund relative to the benchmark index was largely due to the Fund’s greater holding of stocks with the lowest ratios of price-to-book-value than the benchmark, commonly called “deep value” stocks. Such deep value stocks had returns during the fiscal year that were stronger than the overall return of the benchmark, hence the Fund’s emphasis on those stocks contributed to the Fund outperforming the benchmark.

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund vs. the Morningstar® Developed Markets ex-US Value Target Market
Exposure IndexSM from June 30, 2013 through June 30, 2023

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM. The Index contains the cheaper half of the Morningstar® Developed Markets ex-US Target Market Exposure IndexSM, with “cheaper” being defined by Morningstar’s style score. The Morningstar® Developed Markets ex-U.S. Target Market Exposure IndexSM selects those securities that are in the 85% of stocks with the largest market capitalization in each country. Developed markets are those considered “high income” by the World Bank, and currently constitutes (excluding the U.S.) 22 countries. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA International Value Fund	4.38%	(a)	17.05%	3.57%	4.68%

(a)	From commencement of operations on August 5, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.89% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

For the fiscal year ended June 30, 2023, the Fund had a net return of 11.85%, compared to a return of 10.12% for the Fund’s benchmark index, the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 1.73% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to its benchmark index across the fiscal year was due primarily to the Fund’s larger positioning to smaller stocks in the benchmark during a year when the smaller stocks chosen for the Fund outperformed the benchmark’s overall performance.

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund vs. the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM
from June 30, 2013 through June 30, 2023

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® Global Markets ex-US Small-Mid Cap IndexSM is a subset of the Morningstar® Global Markets ex-US IndexSM. It contains stocks considered to be small or mid-cap, which includes those stocks falling within the 70th and 97th percentile ranked by market cap. “Global Markets” include both the 22 countries with developed markets (excluding the United States) and the 26 countries considered to be emerging markets. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA International Small Company Fund	6.42%	(a)	11.85%	1.81%	5.47%

(a)	From commencement of operations on August 5, 1999.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.93% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase securities of companies with small, medium, and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

For the fiscal year ended June 30, 2023, the Fund had a net return of 7.72%, compared to a return of 6.03% for the Fund’s benchmark index, the Morningstar® Emerging Markets Value Target Market Exposure IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund outperformed the benchmark during the fiscal year by 1.69% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was below the average level in the marketplace (known as “deeper value stocks”). During the fiscal year, deeper value stocks exhibited strong performance overall relative to the other stocks in the Fund’s benchmark, contributing to the Fund’s outperformance relative to its benchmark.

Comparison of Change in Value of a $10,000 Investment in the
SA Emerging Markets Value Fund vs. the Morningstar® Emerging Markets
Value Target Market Exposure IndexSM from June 30, 2013 through June 30, 2023

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® Emerging Markets Value Target Market Exposure IndexSM contains the cheaper half of the Morningstar® Emerging Markets Target Market Exposure IndexSM, with “cheaper” being defined by Morningstar’s style score. The index selects those securities that are in the 85% of stocks with the largest market capitalization in each country (which Morningstar considers to be the large and mid-cap universe). Morningstar defines emerging markets as those countries not considered developed markets, but also meeting a minimum level of economic activity set by Morningstar. The index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA Emerging Markets Value Fund	1.80%	(a)	7.72%	1.70%	2.21%

(a)	From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 1.29% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction, or sale of residential, commercial, or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITS”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

For the fiscal year ended June 30, 2023, the Fund had a net return of −4.95%, compared to a return of -4.32% for the Fund’s benchmark index, the Morningstar® U.S. REIT IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund underperformed the benchmark during the fiscal year by 0.63% after deducting the Fund’s net operating expenses for the year. During the fiscal year, the Fund’s portfolio, prior to the deduction of fees, performed relatively similarly to that of the Fund’s benchmark, which does not charge fees. Hence the primary reason that the Fund’s net performance was less than that of the benchmark during the fiscal year was due to the Fund’s fees and expenses.

Comparison of Change in Value of a $10,000 Investment in the
SA Real Estate Securities Fund vs. the Morningstar® U.S. REIT IndexSM
from June 30, 2013 through June 30, 2023

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. REIT IndexSM is a subset of the Morningstar® Global REIT IndexSM family. The index tracks the performance of U.S. publicly traded REITs that have been identified for inclusion in the index by a proprietary Morningstar industry classification methodology known as “GECS.” The qualifying standards for inclusion are that the REIT must contain companies that own, manage or lease investment-grade income producing commercial real estate. The index is calculated on a total return basis and is measured in U.S. dollars. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years	Ten Years
SA Real Estate Securities Fund	3.72%	(a)	-4.95%	4.16%	5.77%

(a)	From commencement of operations on April 2, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2022 was 0.77% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund invested approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

For the fiscal year ended June 30, 2023, the Fund had a net return of 10.57%, compared to a return of 10.73% for the Fund’s benchmark index, the Morningstar® U.S. Moderate Target Allocation IndexSM. The Fund underperformed its benchmark index over the fiscal year by 0.16%. The Fund invests only in Underlying SA Funds, hence the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Given the relatively small amount of underperformance of the Fund relative to its benchmark index over the fiscal year, the impact on the Fund’s relative performance by any particular underlying fund was offsetting against the other underlying funds.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Morningstar® U.S. Moderate Target
Allocation IndexSM from July 1, 2015 through June 30, 2023

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. Moderate Target Allocation IndexSM is a 60% equity and 40% fixed income/cash global asset allocation index designed to be oriented for the USD-based investor. The index is formed as a fixed-weight combination of existing Morningstar indexes that have been designed to give exposure to global stocks and bonds in both developed and emerging markets. The index is calculated on a total return basis and is converted to U.S. dollar returns. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2023

	Since Inception		One Year	Five Years
SA Worldwide Moderate Growth Fund	5.45%	(a)	10.57%	5.04%

(a)	From commencement of operations on July 1, 2015.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2022 was 1.37% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting
http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 11.0%
Communication — 0.8%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,382,186
Financial — 9.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,883,874
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,899,975
Bank of Montreal, SOFR + 1.330%, 6.420%, 6/05/26 ‡	1,000,000	1,007,152
Bank of Nova Scotia, SOFR + 1.090%, 6.180%, 6/12/25 ‡	3,500,000	3,509,498
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,399,629
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,931,953
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,883,401
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	4,003,677
Royal Bank of Canada, SOFR + 0.440%, 5.486%, 1/21/25 ‡	635,000	632,184
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	940,117
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	710,036
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	975,810
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,903,088
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	4,000,000	3,859,084
Svenska Handelsbanken AB, 3.900%, 11/20/23	2,000,000	1,985,682
Westpac Banking Corp., 1.019%, 11/18/24	3,300,000	3,105,953
Westpac Banking Corp., 3.300%, 2/26/24	2,000,000	1,969,245
		39,600,358
Government — 0.5%
International Bank for Reconstruction & Development, 3.000%, 9/27/23	1,000,000	994,312
Province of Alberta Canada, 3.350%, 11/01/23	1,000,000	993,283
		1,987,595
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $46,532,186)		44,970,139

CORPORATE BONDS AND NOTES — 13.2%
Basic Material — 0.2%
Georgia-Pacific LLC, 3.600%, 3/01/25 ±	1,000,000	963,865

Communications — 1.9%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,895,851
Discovery Communications LLC, 3.900%, 11/15/24	2,680,000	2,599,864
		7,495,715

Consumer, Cyclical — 1.6%
General Motors Financial Co., Inc., SOFR + 0.620%, 5.649%, 10/15/24 ‡	1,939,000	1,925,367
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,704,245
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,928,747
		6,558,359
Consumer, Non-cyclical — 1.4%
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,082,868
Elevance Health, Inc., 3.500%, 8/15/24	1,500,000	1,461,756
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	986,771
		5,531,395
Energy — 0.7%
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,922,026

Financial — 5.6%
American Express Co., 3.375%, 5/03/24	4,500,000	4,413,457
American Tower Corp., 0.600%, 1/15/24	2,500,000	2,430,855
Capital One Financial Corp., 3.200%, 2/05/25	1,000,000	951,534
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,944,388
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,962,106
Goldman Sachs Group, Inc. (The), 4.000%, 3/03/24	1,000,000	987,387
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,730,413
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,885,141
Ventas Realty LP, 3.750%, 5/01/24	493,000	483,666
		22,788,947
Industrial — 1.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,705,154
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,650,013
		4,355,167
Utility — 0.7%
Edison International, 3.550%, 11/15/24	3,000,000	2,900,497
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $55,212,557)		53,515,971

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.4%
Sovereign — 0.2%
Federal Home Loan Bank Discount Notes, 0.000%, 2/06/24 #	$1,000,000	$969,546

U.S. Treasury Securities — 64.2%
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.140%, 5.389%, 10/31/24 ‡	22,500,000	22,517,375
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.169%, 5.418%, 4/30/25 ‡	23,750,000	23,768,465
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.200%, 5.449%, 1/31/25 ‡	40,000,000	40,066,905
U.S. Treasury Note, 0.125%, 8/31/23	8,000,000	7,934,481
U.S. Treasury Note, 0.125%, 10/15/23	32,250,000	31,784,332
U.S. Treasury Note, 0.250%, 9/30/23	27,750,000	27,412,874
U.S. Treasury Note, 0.250%, 11/15/23	38,000,000	37,300,046
U.S. Treasury Note, 0.375%, 10/31/23	33,500,000	32,973,166
U.S. Treasury Note, 0.500%, 11/30/23	37,750,000	37,007,539
		260,765,183
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $262,942,325)		261,734,729

SHORT-TERM INVESTMENTS — 11.5%
Commercial Paper — 9.3%
Amcor Finance USA, Inc., 5.440%, 7/06/23	2,500,000	2,497,795
Australia & New Zealand Banking Group Ltd., 0.010%, 11/08/23	3,000,000	2,941,367
Australia & New Zealand Banking Group Ltd., 5.450%, 11/30/23	8,000,000	7,816,026
Bayer Corp., 5.300%, 7/10/23	2,000,000	1,997,094
Entergy Corp., 5.322%, 7/12/23	2,500,000	2,495,604
Glencore Funding LLC, 5.670%, 11/10/23	1,793,000	1,755,229
Harley-Davidson Financial Services, Inc., 0.010%, 8/03/23	2,500,000	2,486,759
John Deere Canada ULC, 0.010%, 7/06/23	1,000,000	999,163
Lloyds Bank PLC, 5.270%, 8/01/23	3,500,000	3,483,959
National Securities Clearing Corp., 4.950%, 7/11/23	2,000,000	1,996,904
National Securities Clearing Corp., 4.960%, 7/13/23	2,000,000	1,996,336
Nutrien Ltd., 5.500%, 7/24/23	2,500,000	2,491,023
Sherwin Williams Co., 5.420%, 7/18/23	2,500,000	2,493,452
Stanley Black & Decker, Inc., 5.450%, 7/18/23	2,500,000	2,493,384
		37,944,095
Investment Company — 2.2%
State Street Institutional U.S. Government Money Market Fund 4.780%	8,828,846	8,828,846

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $46,775,112)		$46,772,941

Total Investments — 100.1% (Identified Cost $411,462,180)		406,993,780
Liabilities in excess of Cash and Other Assets — (0.1%)		(459,633)
Net Assets — 100.0%		$406,534,147
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2023 amounted to $23,309,961 or 5.73% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2023.
#	Zero coupon bond

Portfolio Sectors as of June 30, 2023
(As a percentage of total investment excluding short-term money market investment) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 88.2%
Australia — 5.5%
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	$654,116
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 4.792%, 11/04/25 ‡	AUD	2,000,000	1,339,486
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 4.855%, 5/12/27 ‡	AUD	500,000	334,446
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.181%, 3/31/26 ‡	AUD	1,000,000	668,164
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,112,752
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 4.354%, 1/14/27 ‡	AUD	1,000,000	663,701
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 4.545%, 1/13/26 ‡	AUD	3,000,000	2,008,534
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 4.719%, 8/18/25 ‡	AUD	1,500,000	1,002,022
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 4.795%, 1/13/28 ‡	AUD	1,500,000	1,009,902
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	2,076,000	2,191,613
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	618,311
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,564,657
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 4.850%, 11/25/25 ‡	AUD	2,500,000	1,673,924
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 4.858%, 5/30/25 ‡	AUD	3,500,000	2,343,049
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.130%, 11/25/27 ‡	AUD	500,000	337,080
National Australia Bank Ltd., (SOFR + 0.760%), 5.839%, 5/13/25 ‡±	USD	3,110,000	3,119,523
Westpac Banking Corp., 0.750%, 10/17/23	EUR	1,200,000	1,297,243
Westpac Banking Corp., 2.700%, 3/17/25	AUD	1,400,000	896,543
Westpac Banking Corp., 3.300%, 2/26/24	USD	3,535,000	3,480,640
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,491,866
Westpac Banking Corp., (3-mo. Swap + 0.700%), 4.376%, 1/25/27 ‡	AUD	1,000,000	663,572
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.662%, 2/16/26 ‡	AUD	1,000,000	666,542
Westpac Banking Corp., (3-mo. Swap + 0.800%), 4.674%, 8/11/25 ‡	AUD	6,000,000	4,008,117
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.824%, 11/11/25 ‡	AUD	900,000	603,149
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.862%, 11/16/23 ‡	AUD	100,000	66,734
Westpac Banking Corp., (3-mo. Swap + 0.980%), 4.892%, 2/16/28 ‡	AUD	500,000	334,032
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.005%, 3/17/25 ‡	AUD	3,000,000	2,002,281
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.104%, 11/11/27 ‡	AUD	1,500,000	1,012,399
			37,164,398

Austria — 0.5%
Oesterreichische Kontrollbank AG, 1.250%, 12/15/23	GBP	1,400,000	1,743,131
Republic of Austria Government Bond, 1.750%, 10/20/23 ±	EUR	1,200,000	1,303,307
			3,046,438

Belgium — 1.2%
Euroclear Bank SA, 0.125%, 7/07/25	EUR	150,000	151,807
Euroclear Bank SA, 0.500%, 7/10/23	EUR	1,250,000	1,363,323
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	2,900,000	3,133,472
Kingdom of Belgium Government Bond, 2.600%, 6/22/24 ±	EUR	2,900,000	3,136,146
			7,784,748

Canada — 11.7%
Canada Government Bonds, 0.500%, 11/01/23	CAD	1,000,000	743,999
CDP Financial, Inc., (SOFR + 0.400%), 5.490%, 5/19/25 ‡±	USD	5,400,000	5,400,045
CPPIB Capital, Inc., 0.375%, 7/25/23	GBP	1,300,000	1,646,158
CPPIB Capital, Inc., 0.375%, 6/20/24	EUR	6,450,000	6,804,108
CPPIB Capital, Inc., 0.875%, 12/17/24	GBP	1,100,000	1,298,447

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
CPPIB Capital, Inc., 3.125%, 9/25/23 ±	USD	400,000	$397,820
Export Development Canada, 0.000%, 1/27/25 #	EUR	700,000	720,791
Export Development Canada, 1.375%, 12/08/23	GBP	1,366,000	1,703,162
Export Development Canada, 2.625%, 2/21/24	USD	55,000	53,999
OMERS Finance Trust, 0.450%, 5/13/25	EUR	2,450,000	2,507,621
OMERS Finance Trust, 2.500%, 5/02/24	USD	810,000	789,536
Ontario Teachers' Finance Trust, 0.500%, 5/06/25	EUR	1,350,000	1,382,644
Province of Alberta Canada, 0.500%, 4/16/25	EUR	1,900,000	1,958,462
Province of Alberta Canada, 0.625%, 4/18/25	EUR	2,300,000	2,375,029
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,980,000	1,951,850
Province of Alberta Canada, 3.350%, 11/01/23	USD	3,649,000	3,624,491
Province of Manitoba Canada, 2.600%, 4/16/24	USD	4,300,000	4,201,253
Province of Ontario Canada, 0.375%, 6/14/24	EUR	2,000,000	2,110,320
Province of Ontario Canada, 0.500%, 12/15/23	GBP	650,000	806,610
Province of Ontario Canada, 0.875%, 1/21/25	EUR	200,000	208,460
Province of Ontario Canada, 3.050%, 1/29/24	USD	6,320,000	6,230,027
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,283,156
Province of Ontario Canada, 3.400%, 10/17/23	USD	4,528,000	4,501,230
Province of Quebec Canada, 0.750%, 12/13/24	GBP	600,000	707,428
Province of Quebec Canada, 0.875%, 1/15/25	EUR	2,400,000	2,502,686
Province of Quebec Canada, 2.250%, 7/17/23	EUR	2,000,000	2,181,482
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,336,000	8,142,951
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	2,905,600
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	323,635
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	590,000	526,741
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	259,000	230,315
Toronto-Dominion Bank (The), 1.909%, 7/18/23	CAD	5,900,000	4,448,874
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	400,000	435,912
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	5,300,000	3,913,999
			79,018,841

Denmark — 4.2%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	143,000,000	20,008,586
Kommunekredit, 0.125%, 8/28/23	EUR	1,400,000	1,520,015
Kommunekredit, 0.250%, 2/16/24	EUR	2,000,000	2,135,649
Kommunekredit, 0.375%, 11/15/24	GBP	250,000	294,489
Kommunekredit, 1.000%, 12/15/23	USD	2,600,000	2,547,843
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,590,071
Novo Nordisk Finance Netherlands BV, 0.750%, 3/31/25 @	EUR	200,000	206,851
			28,303,504

Finland — 2.1%
Finland Government Bond, 0.000%, 9/15/24 ±#	EUR	3,000,000	3,143,234
Finland Government Bond, 2.000%, 4/15/24 ±	EUR	800,000	863,696
Finland Treasury Bill, 0.000%, 8/14/23 #	EUR	2,800,000	3,044,301
Kuntarahoitus Oyj, 0.875%, 12/16/24 @	GBP	2,900,000	3,423,214
Kuntarahoitus Oyj, 0.000%, 11/15/24 #	EUR	500,000	518,726
Kuntarahoitus Oyj, 0.125%, 3/07/24	EUR	2,250,000	2,398,672
OP Corporate Bank plc, 1.000%, 5/22/25	EUR	1,000,000	1,031,549
			14,423,392

France — 5.9%
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	5,000,000	5,433,550
BNP Paribas SA, 2.875%, 9/26/23	EUR	175,000	190,560
Caisse d'Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,300,000	1,403,212
Caisse d'Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	1,500,000	1,431,238
Caisse d'Amortissement de la Dette Sociale, 1.375%, 11/25/24	EUR	800,000	846,165
Caisse d'Amortissement de la Dette Sociale, 2.375%, 1/25/24	EUR	5,500,000	5,959,459
Caisse d'Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	365,302

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Dexia Credit Local SA, 0.000%, 5/29/24 #	EUR	1,200,000	$1,264,825
Dexia Credit Local SA, 0.500%, 7/22/23	GBP	1,200,000	1,520,203
Dexia Credit Local SA, 0.500%, 7/16/24	USD	5,500,000	5,218,793
Dexia Credit Local SA, 0.500%, 1/17/25	EUR	500,000	518,567
Dexia Credit Local SA, 1.250%, 11/26/24	EUR	3,500,000	3,685,220
Dexia Credit Local SA, 1.625%, 12/08/23	GBP	600,000	748,799
France Treasury Bills BTF, 0.000%, 8/16/23 #	EUR	100,000	108,690
French Republic Government Bond OAT, 0.000%, 3/25/24 #	EUR	2,000,000	2,127,938
French Republic Government Bond OAT, 2.250%, 5/25/24	EUR	1,000,000	1,079,268
SFIL SA, 0.000%, 5/24/24 #	EUR	500,000	527,074
SFIL SA, 0.125%, 10/18/24	EUR	1,900,000	1,979,461
SNCF Reseau, 4.500%, 1/30/24	EUR	200,000	218,990
Societe Nationale SNCF SA, 4.125%, 2/19/25	EUR	1,500,000	1,645,381
Societe Nationale SNCF SA, 4.625%, 2/02/24	EUR	1,350,000	1,478,827
UNEDIC ASSEO, 0.125%, 11/25/24	EUR	800,000	830,268
UNEDIC ASSEO, 0.625%, 2/17/25	EUR	300,000	312,051
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,184,921
			40,078,762

Germany — 5.6%
Erste Abwicklungsanstalt, 0.010%, 11/03/23	EUR	1,000,000	1,078,210
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,685,247
FMS Wertmanagement, 1.375%, 3/07/25	GBP	300,000	354,326
Free State of Bavaria, 0.010%, 1/17/25	EUR	150,000	154,777
Kreditanstalt fuer Wiederaufbau, 0.000%, 11/15/24 #	EUR	300,000	312,329
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	4,568,742
Kreditanstalt fuer Wiederaufbau, 0.875%, 7/18/24	GBP	400,000	483,547
Kreditanstalt fuer Wiederaufbau, 1.250%, 12/29/23	GBP	1,733,000	2,154,377
Land Berlin, 0.010%, 11/21/23	EUR	82,000	88,259
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	2,408,000	2,826,341
Landeskreditbank Baden- Wuerttemberg Foerderbank, 1.375%, 12/15/23	GBP	1,100,000	1,370,167
Landeskreditbank Baden- Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,282,508
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,501,749
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	611,271
NRW Bank, 0.375%, 12/16/24	GBP	1,600,000	1,875,630
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,416,026
NRW Bank, 1.375%, 12/15/23	GBP	600,000	747,456
State of North Rhine-Westphalia Germany, 0.625%, 12/16/24	GBP	1,300,000	1,529,184
			38,040,146

Netherlands — 5.0%
BNG Bank NV, 0.050%, 7/11/23	EUR	1,100,000	1,199,543
BNG Bank NV, 0.250%, 6/07/24	EUR	1,900,000	2,008,212
BNG Bank NV, 2.000%, 4/12/24	GBP	2,565,000	3,162,318
BNG Bank NV, 3.250%, 7/15/25	AUD	1,400,000	904,818
Enexis Holding NV, 1.500%, 10/20/23	EUR	455,000	493,097
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,950,000	2,339,501
Nederlandse Waterschapsbank NV, 0.125%, 9/25/23	EUR	130,000	140,783
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,084,324
Nederlandse Waterschapsbank NV, 3.000%, 11/16/23	EUR	1,000,000	1,088,456
Netherlands Government Bond, 0.000%, 1/15/24 ±#	EUR	3,050,000	3,269,482
Netherlands Government Bond, 2.000%, 7/15/24 ±	EUR	9,600,000	10,326,077
Shell International Finance BV, 0.750%, 5/12/24	EUR	4,900,000	5,208,922
Shell International Finance BV, 1.125%, 4/07/24	EUR	1,130,000	1,207,304
			33,432,837

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
New Zealand — 0.9%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	3,500,000	$2,059,821
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,060,615
			6,120,436
Norway — 3.1%
DNB Bank ASA, 0.050%, 11/14/23	EUR	1,375,000	1,479,635
DNB Bank ASA, 0.600%, 9/25/23	EUR	2,000,000	2,167,338
Kommunalbanken AS, 0.250%, 12/08/23	USD	5,100,000	4,988,200
Kommunalbanken AS, 1.000%, 12/12/24	GBP	750,000	887,564
Kommunalbanken AS, 0.600%, 6/01/26	AUD	1,500,000	887,127
Kommunalbanken AS, 1.500%, 12/15/23	GBP	400,000	498,500
Kommunalbanken AS, 2.000%, 6/19/24	USD	2,000,000	1,932,032
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	590,166
Kommunalbanken AS, 4.250%, 7/16/25	AUD	1,490,000	981,715
Norway Government Bond, 3.000%, 3/14/24 ±	NOK	68,000,000	6,289,595
			20,701,872
Supranational — 16.9%
African Development Bank, 0.250%, 1/24/24	EUR	800,000	856,020
Asian Development Bank, 1.375%, 12/15/23	GBP	6,990,000	8,708,902
Asian Development Bank, 1.625%, 3/15/24 @	USD	6,126,000	5,964,923
Asian Development Bank, 2.500%, 12/19/24	GBP	750,000	907,838
Asian Infrastructure Investment Bank, (SOFR + 0.620%), 5.079%, 8/16/27 ‡	USD	5,000,000	4,997,719
Asian Infrastructure Investment Bank (The), 0.250%, 9/29/23	USD	3,299,000	3,258,998
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,430,577
Council of Europe Development Bank, 0.375%, 3/27/25	EUR	787,000	810,858
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	203,986
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.375%, 11/16/23	USD	1,000,000	981,387
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	9,990,000	10,603,378
European Financial Stability Facility, 0.125%, 10/17/23	EUR	756,000	817,406
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	640,865
European Financial Stability Facility, 2.125%, 2/19/24	EUR	6,550,000	7,084,966
European Investment Bank, 0.000%, 10/16/23 #	EUR	3,800,000	4,108,334
European Investment Bank, 0.050%, 12/15/23	EUR	500,000	537,431
European Investment Bank, 0.500%, 11/15/23	EUR	210,000	226,801
European Investment Bank, 0.750%, 11/15/24	GBP	1,100,000	1,305,894
European Investment Bank, 0.875%, 12/15/23	GBP	2,590,000	3,220,381
European Investment Bank, 0.875%, 9/13/24 @	EUR	450,000	475,446
European Investment Bank, 1.250%, 5/12/25	SEK	5,000,000	441,088
European Investment Bank, 1.375%, 3/07/25	GBP	2,397,000	2,836,286
European Investment Bank, 2.625%, 3/15/24	USD	2,100,000	2,059,590
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,602,902
European Investment Bank, 4.750%, 8/07/24	AUD	700,000	466,544
European Stability Mechanism, 0.000%, 12/16/24 #	EUR	1,600,000	1,658,637
European Stability Mechanism, 0.100%, 7/31/23	EUR	900,000	979,885
European Stability Mechanism, 0.125%, 4/22/24	EUR	11,772,620	12,499,283
European Union, 0.800%, 7/04/25	EUR	1,104,000	1,143,158
European Union, 1.875%, 4/04/24	EUR	500,000	538,914
European Union Bills, 0.000%, 8/04/23 #	EUR	900,000	979,310
European Union Bills, 0.000%, 10/06/23 #	EUR	916,000	990,507
Inter-American Development Bank, 1.250%, 12/15/23	GBP	9,380,000	11,680,560
Inter-American Development Bank, 1.375%, 12/15/24	GBP	1,350,000	1,608,279
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	947,160
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,664,423
International Bank for Reconstruction & Development, 2.500%, 8/03/23	CAD	800,000	602,738

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	11,000,000	$10,771,921
International Development Association, 0.750%, 12/12/24	GBP	637,000	752,126
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	532,467
			113,897,888

Sweden — 6.8%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	3,301,469
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,453,144
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	24,000,000	2,202,698
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	40,670,000	3,631,727
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	19,000,000	1,668,034
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	724,240
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,055,742
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	1,671,000	1,626,939
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±	USD	1,899,000	1,648,789
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 ±	USD	1,966,000	1,772,127
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	2,875,000	2,810,664
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,895,060
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	6,020,746
Svensk Exportkredit AB, 0.500%, 11/10/23	USD	2,000,000	1,966,235
Svensk Exportkredit AB, 1.375%, 12/15/23	GBP	1,900,000	2,366,392
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,700,000	1,788,087
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	237,992
Svenska Handelsbanken AB, 1.000%, 4/15/25	EUR	300,000	310,494
Sweden Government Bond, 1.500%, 11/13/23	SEK	57,500,000	5,290,197
			45,770,776

Switzerland — 0.2%
Novartis Finance SA, 0.125%, 9/20/23	EUR	1,000,000	1,082,972

United Kingdom — 2.3%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	1,955,000	2,467,627
U.K. Treasury Bill, 0.000%, 7/31/23 #	GBP	5,700,000	7,212,267
U.K. Treasury Bill, 0.000%, 12/04/23 #	GBP	4,800,000	5,957,450
			15,637,344

United States — 16.3%
Abbott Ireland Financing DAC, 0.100%, 11/19/24	EUR	250,000	258,821
Abbott Ireland Financing DAC, 0.875%, 9/27/23	EUR	1,480,000	1,604,084
Amazon.com, Inc., 1.000%, 5/12/26	USD	1,604,000	1,442,138
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,854,192
Apple, Inc., 0.700%, 2/08/26	USD	304,000	274,068
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,660,717
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	321,455
Berkshire Hathaway, Inc., 0.000%, 3/12/25 #	EUR	420,000	429,180
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	3,578,000	3,447,983
Exxon Mobil Corp., 0.142%, 6/26/24	EUR	4,614,000	4,851,829
Federal Home Loan Bank Discount Notes, 0.000%, 2/26/24 #	USD	2,000,000	1,934,858
Procter & Gamble Co. (The), 0.625%, 10/30/24	EUR	1,000,000	1,045,878
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	100,000	108,194
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	4,872,929
Sanofi, 0.625%, 4/05/24	EUR	2,900,000	3,092,995
Sanofi, 0.875%, 4/06/25	EUR	300,000	311,723
U.S. Treasury Floating Rate Note, (3 mo. Treasury money market yield + 0.140%), 5.389%, 10/31/24 ‡	USD	10,000,000	10,007,722
U.S. Treasury Floating Rate Note, (3 mo. Treasury money market yield + 0.169%), 5.418%, 4/30/25 ‡@	USD	38,000,000	38,029,545
U.S. Treasury Floating Rate Note, (3 mo. Treasury money market yield + 0.200%), 5.449%, 1/31/25 ‡	USD	12,000,000	12,020,072
U.S. Treasury Note, 0.125%, 8/15/23	USD	7,250,000	7,206,120
U.S. Treasury Note, 0.125%, 10/15/23	USD	8,000,000	7,884,485
			109,658,988

TOTAL BONDS AND NOTES
(Identified Cost $589,151,363)			594,163,342

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
SHORT-TERM INVESTMENTS — 11.8%
Commercial Paper — 10.8%
Australia & New Zealand Banking Group Ltd.	4,000,000	$3,908,013
Bank of Montreal	5,000,000	4,843,450
Bank of Montreal	4,000,000	3,974,000
Bank of Montreal	1,000,000	992,446
Canadian Imperial Bank of Commerce	8,000,000	7,761,752
Canadian Imperial Bank of Commerce	3,500,000	3,417,907
Canadian Imperial Bank of Commerce	3,500,000	3,415,652
Cooperatieve Rabobank UA	2,000,000	1,952,833
DNB Bank ASA	7,000,000	6,798,450
Export Development Canada	10,000,000	9,696,211
Fms Wertmanagement	1,000,000	987,783
Hydro Quebec	3,500,000	3,497,093
National Securities Clearing Corp.	2,000,000	1,996,904
National Securities Clearing Corp.	2,000,000	1,996,336
Toronto Dominion Bank (The)	7,000,000	6,788,407
United Overseas Bank Ltd.	11,000,000	10,916,647
		72,943,884

	SHARES
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.780%	1,077,536	1,077,536

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	5,297,645	5,297,645

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $79,336,614)		79,319,065

Total Investments — 100.0% (Identified Cost $668,487,977)		673,482,407
Liabilities in excess of Cash and Other Assets — 0.0%		(24,852)
Net Assets — 100.0%		$673,457,555

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2023.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2023 amounted to $51,265,414 or 7.61% of the net assets of the Fund.
#	Zero coupon bond
@	A portion or all of the security were held on loan. As of June 30, 2023, the fair value of the securities on loan was $5,146,321.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

Country weightings as of June 30, 2023
(As a percentage of total investment excluding short-term money market investment) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2023
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/03/23	USD	611,357	AUD	898,155	State Street Bank and Trust Co.	$598,306	$13,051	—
07/03/23	USD	7,459,868	AUD	11,483,688	State Street Bank and Trust Co.	7,649,861	—	(189,993)
07/03/23	USD	45,723,186	EUR	42,478,034	UBS	46,352,045	—	(628,859)
07/06/23	USD	1,576,678	AUD	2,344,304	State Street Bank and Trust Co.	1,561,701	14,977	—
07/06/23	USD	6,367,591	AUD	9,658,491	State Street Bank and Trust Co.	6,434,181	—	(66,589)
07/06/23	USD	43,781,196	EUR	40,572,943	Morgan Stanley & Co., Inc.	44,275,301	—	(494,105)
07/10/23	USD	5,860,330	DKK	40,662,500	State Street Bank and Trust Co.	5,960,898	—	(100,568)
07/14/23	USD	39,200,838	EUR	36,177,953	UBS	39,494,358	—	(293,519)
07/17/23	USD	40,346,042	EUR	37,274,910	State Street Bank and Trust Co.	40,697,905	—	(351,863)
07/17/23	USD	82,875,641	GBP	65,488,761	State Street Bank and Trust Co.	83,177,195	—	(301,554)
07/19/23	USD	40,264,862	AUD	59,746,622	Citibank N.A. London	39,815,845	449,016	—
07/20/23	USD	3,002,185	SGD	3,988,000	State Street Bank and Trust Co.	2,950,407	51,778	—
07/21/23	USD	5,133,236	SEK	55,147,119	Bank of America N.A.	5,116,792	16,443	—
07/27/23	USD	7,353,009	DKK	50,759,304	State Street Bank and Trust Co.	7,448,476	—	(95,467)
07/31/23	USD	8,235,452	AUD	12,404,205	State Street Bank and Trust Co.	8,269,168	—	(33,716)
07/31/23	USD	39,335,733	EUR	35,920,813	State Street Bank and Trust Co.	39,246,613	89,120	—
08/14/23	USD	6,598,537	DKK	45,365,538	Morgan Stanley & Co., Inc.	6,664,251	—	(65,715)
08/21/23	USD	6,952,243	NOK	74,249,208	Bank of America N.A.	6,929,164	23,079	—
08/22/23	USD	40,604,184	EUR	37,103,309	Citibank N.A. London	40,582,855	21,329	—
08/22/23	USD	6,797,831	NZD	11,034,312	State Street Bank and Trust Co.	6,770,383	27,448	—
08/28/23	USD	5,999,155	SEK	64,127,635	State Street Bank and Trust Co.	5,960,781	38,374	—
08/29/23	USD	13,453,286	CAD	17,805,016	State Street Bank and Trust Co.	13,451,761	1,525	—
09/27/23	USD	2,299,876	SEK	24,703,919	State Street Bank and Trust Co.	2,299,714	162	—
							$746,302	$(2,621,948)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2023
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/03/23	AUD	12,381,843	USD	8,214,238	State Street Bank and Trust Co.	$8,248,167	$33,928	$—
07/03/23	EUR	6,630,139	USD	7,123,539	State Street Bank and Trust Co.	7,234,810	111,271	—
07/03/23	EUR	35,847,895	USD	39,201,824	State Street Bank and Trust Co.	39,117,235	—	(84,589)
07/06/23	EUR	3,757,372	USD	4,044,854	State Street Bank and Trust Co.	4,100,239	55,386	—
07/06/23	EUR	18,006,881	USD	19,658,460	State Street Bank and Trust Co.	19,650,043	—	(8,416)
07/14/23	EUR	612,571	USD	669,444	State Street Bank and Trust Co.	668,725	—	(719)
07/17/23	EUR	1,757,926	USD	1,926,583	State Street Bank and Trust Co.	1,919,359	—	(7,225)
07/19/23	AUD	3,935,309	USD	2,578,752	State Street Bank and Trust Co.	2,622,536	43,784	—
07/19/23	AUD	13,370,369	USD	8,995,419	State Street Bank and Trust Co.	8,910,169	—	(85,249)
07/20/23	SGD	3,988,000	USD	2,968,619	State Street Bank and Trust Co.	2,950,407	—	(18,213)
07/31/23	EUR	3,492,045	USD	3,816,154	State Street Bank and Trust Co.	3,815,363	—	(791)
08/22/23	EUR	1,566,455	USD	1,724,523	State Street Bank and Trust Co.	1,713,357	—	(11,166)
							$244,369	$(216,368)
Total							$990,671	$(2,838,316)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.*	897	$49,218
Axon Enterprise, Inc.*	500	97,560
Boeing Co. (The)*	8,201	1,731,723
BWX Technologies, Inc.	2,913	208,483
Curtiss-Wright Corp.	847	155,560
General Dynamics Corp.	3,788	814,988
HEICO Corp.	574	101,563
HEICO Corp., Class A	625	87,875
Hexcel Corp.	778	59,144
Howmet Aerospace, Inc.	1,946	96,444
Huntington Ingalls Industries, Inc.	827	188,225
L3Harris Technologies, Inc.	2,258	442,049
Lockheed Martin Corp.	6,160	2,835,941
Northrop Grumman Corp.	2,330	1,062,014
Parsons Corp.*	540	25,996
Raytheon Technologies Corp.	14,657	1,435,800
Textron, Inc.	2,582	174,621
TransDigm Group, Inc.	928	829,790
Woodward, Inc.	1,151	136,865
		10,533,859

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	264,180
Expeditors International of Washington, Inc.	3,525	426,983
FedEx Corp.	4,796	1,188,928
GXO Logistics, Inc.*	1,934	121,494
United Parcel Service, Inc., Class B	14,911	2,672,797
		4,674,382

Automobile Components — 0.2%
Adient PLC*	1,020	39,087
Aptiv PLC*	2,924	298,511
Autoliv, Inc.	1,465	124,584
BorgWarner, Inc.	3,685	180,233
Fox Factory Holding Corp.*	500	54,255
Gentex Corp.	4,249	124,326
Goodyear Tire & Rubber Co. (The)*	3,778	51,683
Lear Corp.	957	137,377
Visteon Corp.*	294	42,221
		1,052,277

Automobiles — 1.5%
Ford Motor Co.	38,192	577,845
General Motors Co.	9,249	356,641
Harley-Davidson, Inc.	974	34,295
Tesla, Inc.*	31,938	8,360,410
Thor Industries, Inc.	1,179	122,027
		9,451,218

Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A*	197	60,763
Brown-Forman Corp., Class A	1,202	81,820
Brown-Forman Corp., Class B	5,458	364,485
Celsius Holdings, Inc.*@	396	59,079
Coca-Cola Co. (The)	73,733	4,440,201
Coca-Cola Consolidated, Inc.	132	83,955
Constellation Brands, Inc., Class A	1,757	432,451
Keurig Dr Pepper, Inc.	3,375	105,536
Molson Coors Beverage Co., Class B	1,400	92,176
Monster Beverage Corp.*	9,422	541,200
National Beverage Corp.*	881	42,596
PepsiCo, Inc.	32,018	5,930,374
		12,234,636

Biotechnology — 2.3%
AbbVie, Inc.	37,978	5,116,776
Alkermes PLC*	1,447	45,291
Alnylam Pharmaceuticals, Inc.*	1,198	227,548
Amgen, Inc.	12,097	2,685,776
Biogen, Inc.*	2,404	684,779
BioMarin Pharmaceutical, Inc.*	1,169	101,329
CRISPR Therapeutics AG*@	655	36,772
Exact Sciences Corp.*	1,421	133,432
Exelixis, Inc.*	3,578	68,376
Gilead Sciences, Inc.	23,535	1,813,842
Halozyme Therapeutics, Inc.*	3,014	108,715
Horizon Therapeutics PLC*	1,910	196,444
Incyte Corp.*	894	55,652
Karuna Therapeutics, Inc.*	193	41,852
Moderna, Inc.*	6,737	818,545
Neurocrine Biosciences, Inc.*	608	57,334
Regeneron Pharmaceuticals, Inc.*	1,340	962,844
Sarepta Therapeutics, Inc.*	702	80,393
Seagen, Inc.*	1,042	200,543
United Therapeutics Corp.*	835	184,326
Vertex Pharmaceuticals, Inc.*	2,966	1,043,765
		14,664,334

Broadline Retail — 3.2%
Amazon.com, Inc.*	150,045	19,559,866
Dillard’s, Inc., Class A@	100	32,628
eBay, Inc.	9,533	426,030
Etsy, Inc.*	2,334	197,480
Macy’s, Inc.	4,200	67,410
Ollie’s Bargain Outlet Holdings, Inc.*	691	40,029
		20,323,443

Building Products — 0.6%
A.O. Smith Corp.	2,378	173,071
Advanced Drainage Systems, Inc.	200	22,756
Allegion PLC	2,744	329,335
Builders FirstSource, Inc.*	2,521	342,856
Carlisle Cos., Inc.	1,113	285,518
Carrier Global Corp.	15,513	771,151
Fortune Brands Innovations, Inc.	2,330	167,644
Johnson Controls International PLC	580	39,521
Lennox International, Inc.	835	272,268
Masco Corp.	4,275	245,299
Owens Corning	2,690	351,045
Trane Technologies PLC	3,350	640,721
Trex Co., Inc.*	3,239	212,349
UFP Industries, Inc.	812	78,805
		3,932,339

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	600	$89,934
Ameriprise Financial, Inc.	2,269	753,671
Ares Management Corp., Class A	1,606	154,738
Bank of New York Mellon Corp. (The)	4,707	209,556
BlackRock, Inc.	1,265	874,292
Blackstone, Inc.	6,683	621,319
Carlyle Group, Inc. (The)	1,219	38,947
Cboe Global Markets, Inc.	1,317	181,759
Charles Schwab Corp. (The)	14,444	818,686
CME Group, Inc.	2,477	458,963
Coinbase Global, Inc., Class A*	739	52,875
Evercore, Inc., Class A	400	49,436
FactSet Research Systems, Inc.	757	303,292
Federated Hermes, Inc.	1,052	37,714
Franklin Resources, Inc.	2,732	72,972
Goldman Sachs Group, Inc. (The)	2,825	911,176
Hamilton Lane, Inc. Class A	723	57,826
Houlihan Lokey, Inc.	916	90,052
Interactive Brokers Group, Inc., Class A	962	79,913
Intercontinental Exchange, Inc.	4,781	540,635
Invesco Ltd.	2,611	43,891
Janus Henderson Group PLC	1,850	50,413
Jefferies Financial Group, Inc.	1,620	53,735
KKR & Co., Inc.	5,286	296,016
LPL Financial Holdings, Inc.	2,186	475,302
MarketAxess Holdings, Inc.	800	209,136
Moody’s Corp.	3,822	1,328,986
Morgan Stanley	17,547	1,498,514
Morningstar, Inc.	304	59,605
MSCI, Inc.	1,424	668,269
Nasdaq, Inc.	4,902	244,365
Northern Trust Corp.	2,859	211,966
Raymond James Financial, Inc.	3,195	331,545
Robinhood Markets, Inc., Class A*	1,886	18,822
S&P Global, Inc.	3,341	1,339,374
SEI Investments Co.	2,631	156,860
State Street Corp.	1,628	119,137
Stifel Financial Corp.	2,529	150,905
T. Rowe Price Group, Inc.	4,162	466,227
Tradeweb Markets, Inc., Class A	683	46,772
		14,167,596

Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,414	1,022,595
Albemarle Corp.	956	213,274
Ashland, Inc.	970	84,303
Avient Corp.	700	28,630
Axalta Coating Systems Ltd.*	1,604	52,627
Balchem Corp.	630	84,930
Cabot Corp.	991	66,288
Celanese Corp.	1,968	227,894
CF Industries Holdings, Inc.	2,192	152,169
Chemours Co. (The)	2,570	94,807
Corteva, Inc.	5,428	311,024
Dow, Inc.	12,298	654,992
DuPont de Nemours, Inc.	2,632	188,030
Eastman Chemical Co.	1,476	123,571
Ecolab, Inc.	3,437	641,654
Element Solutions, Inc.	4,600	88,320
FMC Corp.	1,937	202,107
H.B. Fuller Co.	339	24,242
Huntsman Corp.	4,223	114,106
International Flavors & Fragrances, Inc.	2,270	180,669
Linde PLC	4,857	1,850,906
Livent Corp.*@	1,666	45,698
LyondellBasell Industries NV, Class A	6,211	570,356
Mosaic Co. (The)	5,609	196,315
NewMarket Corp.	82	32,974
Olin Corp.	1,800	92,502
PPG Industries, Inc.	3,241	480,640
RPM International, Inc.	2,334	209,430
Sherwin Williams Co. (The)	5,981	1,588,075
Valvoline, Inc.	3,671	137,699
Westlake Corp.	439	52,447
		9,813,274

Commercial Banks — 2.0%
Bank of America Corp.	66,036	1,894,573
Bank OZK	1,661	66,706
BOK Financial Corp.	300	24,234
Cadence Bank	3,669	72,059
Citigroup, Inc.	6,473	298,017
Citizens Financial Group, Inc.	454	11,840
Columbia Banking System, Inc.	1,668	33,827
Comerica, Inc.	1,832	77,603
Commerce Bancshares, Inc.	2,384	116,101
Community Bank System, Inc.	356	16,689
Cullen/Frost Bankers, Inc.	956	102,799
East West Bancorp, Inc.	2,039	107,639
Fifth Third Bancorp	7,840	205,486
First Citizens Bancshares, Inc., Class A	112	143,746
First Financial Bankshares, Inc.	3,094	88,148
First Horizon Corp.	7,194	81,076
First Interstate Bancsystem, Inc., Class A	900	21,456
FNB Corp.	5,930	67,839
Home Bancshares, Inc.	1,840	41,952
Huntington Bancshares, Inc.	7,352	79,255
JPMorgan Chase & Co.	38,234	5,560,753
KeyCorp	7,104	65,641
M&T Bank Corp.	522	64,603
New York Community Bancorp, Inc.	6,032	67,800
Pinnacle Financial Partners, Inc.	1,009	57,160
PNC Financial Services Group, Inc. (The)	3,193	402,158
Popular, Inc.	1,880	113,778
Prosperity Bancshares, Inc.	1,026	57,948
Regions Financial Corp.	9,428	168,007
South State Corp.	400	26,320
Synovus Financial Corp.	1,811	54,783
Truist Financial Corp.	7,663	232,572

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
United Bankshares, Inc.	778	$23,083
US Bancorp	19,610	647,914
Valley National Bancorp	5,897	45,702
Wells Fargo & Co.	31,501	1,344,463
Western Alliance Bancorp	2,242	81,766
Wintrust Financial Corp.	600	43,572
Zions Bancorp NA	2,092	56,191
		12,665,259

Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A*	549	49,657
Cintas Corp.	1,987	987,698
Clean Harbors, Inc.*	770	126,611
Copart, Inc.*	5,831	531,845
Driven Brands Holdings, Inc.*	1,393	37,695
MSA Safety, Inc.	600	104,376
Republic Services, Inc.	4,657	713,313
Rollins, Inc.	4,629	198,260
Stericycle, Inc.*	1,544	71,703
Tetra Tech, Inc.	640	104,794
Waste Management, Inc.	9,583	1,661,884
		4,587,836

Communications Equipment — 0.8%
Arista Networks, Inc.*	2,688	435,617
Ciena Corp.*	2,569	109,157
Cisco Systems, Inc.	63,490	3,284,972
F5, Inc.*	769	112,474
Juniper Networks, Inc.	4,954	155,209
Motorola Solutions, Inc.	2,888	846,993
		4,944,422

Computers & Peripherals — 8.3%
Apple, Inc.	264,637	51,331,639
Dell Technologies, Inc., Class C	3,734	202,047
Hewlett Packard Enterprise Co.	9,599	161,263
HP, Inc.	17,328	532,143
NetApp, Inc.	4,285	327,374
Pure Storage, Inc., Class A*	2,027	74,634
Seagate Technology Holdings PLC	4,998	309,226
Super Micro Computer, Inc.*	218	54,336
Western Digital Corp.*	3,176	120,466
		53,113,128

Construction & Engineering — 0.2%
AECOM	1,355	114,755
API Group Corp.*	1,855	50,567
Comfort Systems USA, Inc.	533	87,519
EMCOR Group, Inc.	1,104	203,997
Fluor Corp.*	831	24,598
MasTec, Inc.*	1,400	165,158
MDU Resources Group, Inc.	3,960	82,922
Quanta Services, Inc.	2,550	500,948
Valmont Industries, Inc.	200	58,210
WillScot Mobile Mini Holdings Corp.*	1,927	92,091
		1,380,765
Construction Materials — 0.1%
Eagle Materials, Inc.	626	116,699
Knife River Corp.*	990	43,065
Martin Marietta Materials, Inc.	664	306,562
Summit Materials, Inc., Class A*	1,335	50,530
Vulcan Materials Co.	1,521	342,894
		859,750

Consumer Finance — 0.6%
Ally Financial, Inc.	3,311	89,430
American Express Co.	12,072	2,102,942
Capital One Financial Corp.	4,875	533,179
Credit Acceptance Corp.*@	184	93,459
Discover Financial Services	6,077	710,097
FirstCash Holdings, Inc.	1,032	96,317
Nelnet, Inc., Class A	414	39,943
OneMain Holdings, Inc.	677	29,578
SLM Corp.	2,583	42,155
Synchrony Financial	5,488	186,153
		3,923,253

Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc. Class A	714	15,579
BJ’s Wholesale Club Holdings, Inc.*	2,341	147,506
Casey’s General Stores, Inc.	774	188,763
Costco Wholesale Corp.	7,931	4,269,892
Dollar General Corp.	5,246	890,666
Dollar Tree, Inc.*	2,846	408,401
Fresh Market, Inc.@*§	1,100	—
Kroger Co. (The)	17,571	825,837
Performance Food Group Co.*	1,336	80,481
Sprouts Farmers Market, Inc.*	1,478	54,287
Sysco Corp.	9,579	710,762
Target Corp.	11,134	1,468,575
US Foods Holding Corp.*	1,600	70,400
Walgreens Boots Alliance, Inc.	6,082	173,276
Walmart, Inc.	25,166	3,955,592
		13,260,017

Containers & Packaging — 0.4%
Amcor PLC	13,861	138,333
AptarGroup, Inc.	1,483	171,820
Avery Dennison Corp.	2,232	383,458
Ball Corp.	6,118	356,129
Berry Global Group, Inc.	3,918	252,084
Crown Holdings, Inc.@	3,506	304,566
Graphic Packaging Holding Co.	6,877	165,254
Greif, Inc., Class A	641	44,159
Greif, Inc., Class B	320	24,720
International Paper Co.	4,336	137,928
O-I Glass, Inc.*	903	19,261
Packaging Corp. of America	1,552	205,112
Sealed Air Corp.	3,059	122,360
Silgan Holdings, Inc.	2,057	96,453
Sonoco Products Co.	1,933	114,086
WestRock Co.	2,401	69,797
		2,605,520

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.2%
Genuine Parts Co.	2,179	$368,752
LKQ Corp.	4,303	250,736
Pool Corp.	1,026	384,381
		1,003,869

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	24,048
Bright Horizons Family Solutions, Inc.*	639	59,076
Grand Canyon Education, Inc.*	200	20,642
H&R Block, Inc.	2,885	91,945
Service Corp. International	4,767	307,900
		503,611

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	65,472	1,044,278
Cogent Communications Holdings, Inc.	659	44,344
Frontier Communications Parent, Inc.*	1,656	30,868
Iridium Communications, Inc.	3,043	189,031
Verizon Communications, Inc.	90,967	3,383,063
		4,691,584

Electric Utilities — 1.7%
Allete, Inc.	300	17,391
Alliant Energy Corp.	4,621	242,510
American Electric Power Co., Inc.	8,417	708,711
Avangrid, Inc.	1,433	53,995
Constellation Energy Corp.	5,321	487,138
Duke Energy Corp.	13,107	1,176,222
Edison International	6,635	460,801
Entergy Corp.	2,869	279,354
Evergy, Inc.	3,652	213,350
Eversource Energy	5,876	416,726
Exelon Corp.	15,965	650,414
FirstEnergy Corp.	8,176	317,883
Hawaiian Electric Industries, Inc.	2,245	81,269
IDACORP, Inc.	647	66,382
NextEra Energy, Inc.	36,253	2,689,973
NRG Energy, Inc.	5,256	196,522
OGE Energy Corp.	3,314	119,006
PG&E Corp.*	2,100	36,288
Pinnacle West Capital Corp.	1,978	161,128
PNM Resources, Inc.	2,100	94,710
Portland General Electric Co.	1,411	66,077
PPL Corp.	9,200	243,432
Southern Co. (The)	17,830	1,252,557
Xcel Energy, Inc.	9,222	573,332
		10,605,171

Electrical Equipment — 0.7%
Acuity Brands, Inc.	739	120,516
AMETEK, Inc.	3,185	515,588
Atkore, Inc.*	943	147,051
Eaton Corp. PLC	5,446	1,095,191
Emerson Electric Co.	6,519	589,252
EnerSys	564	61,205
Generac Holdings, Inc.*	967	144,209
Hubbell, Inc.	1,043	345,817
nVent Electric PLC	2,290	118,324
Plug Power, Inc.*@	670	6,961
Regal Rexnord Corp.	1,234	189,913
Rockwell Automation, Inc.	2,306	759,712
Sensata Technologies Holding PLC	2,621	117,919
Shoals Technologies Group, Inc., Class A*	2,112	53,983
Sunrun, Inc.*	1,483	26,486
		4,292,127

Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.	112	12,483
Amphenol Corp., Class A	10,379	881,696
Arrow Electronics, Inc.*	830	118,881
Avnet, Inc.	944	47,625
Badger Meter, Inc.	331	48,842
CDW Corp.	2,939	539,307
Cognex Corp.	1,711	95,850
Corning, Inc.	8,949	313,573
Fabrinet*	506	65,719
Flex Ltd.*	7,316	202,214
Insight Enterprises, Inc.*	300	43,902
IPG Photonics Corp.*	471	63,971
Jabil, Inc.	3,689	398,154
Keysight Technologies, Inc.*	3,226	540,194
Littelfuse, Inc.	380	110,698
National Instruments Corp.	1,428	81,967
Novanta, Inc.*	661	121,690
Sanmina Corp.*	431	25,976
TD SYNNEX Corp.	836	78,584
TE Connectivity Ltd.	3,575	501,072
Teledyne Technologies, Inc.*	573	235,566
Trimble, Inc.*	2,830	149,820
Vontier Corp.	3,024	97,403
Zebra Technologies Corp., Class A*	767	226,902
		5,002,089

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	109,497
ChampionX Corp.	3,461	107,430
Halliburton Co.	12,219	403,105
Helmerich & Payne, Inc.	805	28,537
NOV, Inc.	4,002	64,192
Schlumberger Ltd.	12,666	622,154
TechnipFMC PLC*	4,963	82,485
Transocean Ltd.*	6,590	46,196
Weatherford International PLC*	977	64,892
		1,528,488

Entertainment — 0.9%
Activision Blizzard, Inc.*	9,560	805,908
Electronic Arts, Inc.	2,838	368,089
Endeavor Group Holdings, Inc., Class A*	1,972	47,170
Liberty Media Corp.-Liberty Formula One, Class A*	315	21,300
Liberty Media Corp.-Liberty Formula One, Class C*	1,723	129,708

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Live Nation Entertainment, Inc.*	2,466	$224,677
Madison Square Garden Sports Corp.	279	52,466
Netflix, Inc.*	4,747	2,091,006
ROBLOX Corp., Class A*	2,017	81,285
Spotify Technology SA*	572	91,835
Take-Two Interactive Software, Inc.*	2,052	301,972
Walt Disney Co. (The)*	17,551	1,566,953
Warner Bros Discovery, Inc.*	12,527	157,089
Warner Music Group Corp., Class A	1,467	38,274
World Wrestling Entertainment, Inc., Class A	628	68,119
		6,045,851

Financial Services — 4.1%
Apollo Global Management, Inc.	5,734	440,429
Berkshire Hathaway, Inc., Class B*	15,784	5,382,344
Block, Inc., Class A*	2,826	188,127
Equitable Holdings, Inc.	7,584	205,981
Essent Group Ltd.	700	32,760
Euronet Worldwide, Inc.*	911	106,924
Fidelity National Information Services, Inc.	5,983	327,270
Fiserv, Inc.*	5,324	671,623
FleetCor Technologies, Inc.*	1,396	350,508
Global Payments, Inc.	3,120	307,382
Jack Henry & Associates, Inc.	1,300	217,529
MasterCard, Inc., Class A	21,373	8,406,001
MGIC Investment Corp.	4,400	69,476
PayPal Holdings, Inc.*	12,255	817,776
Rocket Cos, Inc.Class A*	3,544	31,754
Shift4 Payments, Inc., Class A*@	780	52,970
TFS Financial Corp.	134	1,684
Toast, Inc., Class A*@	2,632	59,404
Visa, Inc., Class A	34,029	8,081,207
Voya Financial, Inc.	1,519	108,928
Western Union Co. (The)	6,874	80,632
WEX, Inc.*	663	120,712
		26,061,421
Food Products — 0.9%
Archer-Daniels-Midland Co.	4,142	312,969
Bunge Ltd.	1,401	132,184
Campbell Soup Co.	4,243	193,948
Conagra Brands, Inc.	3,575	120,549
Darling Ingredients, Inc.*	3,101	197,813
Flowers Foods, Inc.	3,652	90,862
General Mills, Inc.	8,511	652,794
Hershey Co. (The)	2,946	735,616
Hormel Foods Corp.	4,014	161,443
Hostess Brands, Inc.*	1,697	42,968
Ingredion, Inc.	1,548	164,011
J.M. Smucker Co. (The)	1,268	187,246
Kellogg Co.	5,208	351,019
Kraft Heinz Co. (The)	5,057	179,523
Lamb Weston Holdings, Inc.	4,603	529,115
Lancaster Colony Corp.	261	52,484
McCormick & Co., Inc.	3,138	273,728
McCormick & Co., Inc.	190	16,454
Mondelez International, Inc., Class A	11,759	857,701
Pilgrim’s Pride Corp.*	1,700	36,533
Post Holdings, Inc.*	1,501	130,062
Seaboard Corp.	11	39,168
Simply Good Foods Co. (The)*	1,063	38,895
Tyson Foods, Inc., Class A	4,098	209,162
		5,706,247

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	274,562
National Fuel Gas Co.	1,600	82,176
New Jersey Resources Corp.	954	45,029
ONE Gas, Inc.	249	19,126
Southwest Gas Holdings, Inc.	1,343	85,482
Spire, Inc.	549	34,828
UGI Corp.	2,799	75,489
		616,692

Ground Transportation — 1.3%
Avis Budget Group, Inc.*	673	153,895
CSX Corp.	47,289	1,612,555
Hertz Global Holdings, Inc.*	1,191	21,902
JB Hunt Transport Services, Inc.	2,021	365,862
Knight-Swift Transportation Holdings, Inc.	2,249	124,954
Landstar System, Inc.	1,073	206,595
Norfolk Southern Corp.	4,620	1,047,631
Old Dominion Freight Line, Inc.	1,937	716,206
Saia, Inc.*	200	68,482
Schneider National, Inc., Class B	1,939	55,688
U-Haul Holding Co.@	152	8,409
U-Haul Holding Co.	1,368	69,317
Uber Technologies, Inc.*	9,836	424,620
Union Pacific Corp.	15,597	3,191,458
XPO Logistics, Inc.*	1,934	114,106
		8,181,680

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	19,151	2,087,842
Align Technology, Inc.*	833	294,582
Baxter International, Inc.	7,728	352,088
Becton Dickinson & Co.	2,001	528,284
Boston Scientific Corp.*	10,979	593,854
Cooper Cos., Inc. (The)	521	199,767
Dentsply Sirona, Inc.	1,213	48,544
DexCom, Inc.*	3,789	486,924
Edwards Lifesciences Corp.*	8,835	833,406
Envista Holdings Corp.*	2,222	75,192
GE HealthCare Technologies, Inc.*	909	73,847
Globus Medical, Inc., Class A*	1,500	89,310
Haemonetics Corp.*	657	55,937
Hologic, Inc.*	4,636	375,377
Idexx Laboratories, Inc.*	2,000	1,004,460
Inspire Medical Systems, Inc.*	157	50,968
Insulet Corp.*	740	213,372
Intuitive Surgical, Inc.*	1,973	674,648

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Lantheus Holdings, Inc.*	601	$50,436
Masimo Corp.*	608	100,046
Medtronic PLC	9,595	845,320
Merit Medical Systems, Inc.*	769	64,319
Novocure Ltd.*	300	12,450
Penumbra, Inc.*	389	133,839
ResMed, Inc.	2,063	450,766
Shockwave Medical, Inc.*	212	60,507
STERIS plc	889	200,007
Stryker Corp.	4,501	1,373,210
Teleflex, Inc.	364	88,099
Zimmer Biomet Holdings, Inc.	1,186	172,682
		11,590,083

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*	1,169	93,099
agilon health, Inc.*	1,131	19,612
AmerisourceBergen Corp.	2,652	510,324
AMN Healthcare Services, Inc.*	799	87,187
Cardinal Health, Inc.	3,943	372,889
Centene Corp.*	4,920	331,854
Chemed Corp.	339	183,626
Cigna Group (The)	4,734	1,328,360
Contra Abiomed, Inc.*§	350	4,098
CVS Health Corp.	14,512	1,003,215
DaVita, Inc.*	2,100	210,987
Elevance Health, Inc.	3,438	1,527,469
Encompass Health Corp.	2,141	144,967
Ensign Group, Inc. (The)	687	65,581
HCA Healthcare, Inc.	3,366	1,021,514
HealthEquity, Inc.*	331	20,899
Henry Schein, Inc.*	2,629	213,212
Humana, Inc.	1,553	694,393
Laboratory Corp. of America Holdings	1,510	364,408
McKesson Corp.	2,941	1,256,719
Molina Healthcare, Inc.*	1,058	318,712
Option Care Health, Inc.*	1,563	50,782
Quest Diagnostics, Inc.	2,094	294,333
Select Medical Holdings Corp.	1,423	45,337
Tenet Healthcare Corp.*	1,281	104,248
UnitedHealth Group, Inc.	15,196	7,303,805
Universal Health Services, Inc., Class B	1,473	232,395
		17,804,025

Health Care Technology — 0.0%
Teladoc Health, Inc.*	1,855	46,968
Veeva Systems, Inc., Class A*	1,334	263,772
		310,740

Hotels, Restaurants & Leisure — 2.1%
Aramark	2,445	105,257
Booking Holdings, Inc.*	578	1,560,791
Boyd Gaming Corp.	1,142	79,221
Caesars Entertainment, Inc.*	2,407	122,685
Chipotle Mexican Grill, Inc.*	423	904,797
Choice Hotels International, Inc.@	1,000	117,520
Churchill Downs, Inc.	1,048	145,850
Darden Restaurants, Inc.	2,002	334,494
Domino’s Pizza, Inc.	716	241,285
DraftKings, Inc. Class A*	2,512	66,744
Expedia Group, Inc.*	2,025	221,515
Hilton Grand Vacations, Inc.*	500	22,720
Hilton Worldwide Holdings, Inc.	3,388	493,123
Hyatt Hotels Corp., Class A	300	34,374
Las Vegas Sands Corp.*	3,185	184,730
Marriott International, Inc., Class A	5,910	1,085,608
Marriott Vacations Worldwide Corp.	750	92,040
McDonald’s Corp.	12,813	3,823,527
MGM Resorts International	3,426	150,470
Penn Entertainment, Inc.*@	1,589	38,184
Planet Fitness, Inc. Class A*	1,127	76,005
Royal Caribbean Cruises Ltd.*	2,550	264,537
SeaWorld Entertainment, Inc.*	920	51,529
Starbucks Corp.	19,320	1,913,839
Texas Roadhouse, Inc.	1,257	141,136
Vail Resorts, Inc.	666	167,672
Wendy’s Co. (The)	5,687	123,692
Wingstop, Inc.	324	64,852
Wyndham Hotels & Resorts, Inc.	1,765	121,026
Wynn Resorts Ltd.	738	77,940
Yum! Brands, Inc.	5,152	713,810
		13,540,973

Household Durables — 0.5%
DR Horton, Inc.	5,753	700,083
Garmin Ltd.	2,030	211,709
Leggett & Platt, Inc.	3,378	100,056
Lennar Corp., B Shares	72	8,135
Lennar Corp., Class A	3,122	391,218
Mohawk Industries, Inc.*	600	61,896
Newell Brands, Inc.	1,165	10,136
NVR, Inc.*	68	431,842
PulteGroup, Inc.	4,404	342,103
Skyline Champion Corp.*	370	24,216
Taylor Morrison Home Corp.*	1,243	60,621
Tempur Sealy International, Inc.	3,440	137,841
Toll Brothers, Inc.	1,650	130,465
TopBuild Corp.*	500	133,010
Whirlpool Corp.	1,555	231,368
		2,974,699

Household Products — 1.5%
Church & Dwight Co., Inc.	4,542	455,245
Clorox Co. (The)	2,311	367,541
Colgate-Palmolive Co.	14,429	1,111,610
Kimberly-Clark Corp.	4,641	640,736
Procter & Gamble Co. (The)	45,612	6,921,165
Reynolds Consumer Products, Inc.	878	24,804
		9,521,101

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	228,030
Clearway Energy, Inc., Class A	1,270	34,290

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders (Continued)
Clearway Energy, Inc., Class C	2,400	$68,544
Ormat Technologies, Inc.	741	59,621
Vistra Corp.	3,161	82,976
		473,461
Industrial Conglomerates — 0.7%
3M Co.	13,151	1,316,283
General Electric Co.	2,729	299,781
Honeywell International, Inc.	12,502	2,594,165
		4,210,229

Insurance — 1.9%
Aflac, Inc.	7,013	489,507
Allstate Corp. (The)	2,506	273,254
American Financial Group, Inc.	747	88,706
American International Group, Inc.	12,909	742,784
Aon PLC, Class A	4,134	1,427,057
Arch Capital Group Ltd.*	3,373	252,469
Arthur J. Gallagher & Co.	2,175	477,565
Assurant, Inc.	793	99,696
Axis Capital Holdings Ltd.	1,300	69,979
Brown & Brown, Inc.	4,399	302,827
Chubb Ltd.	3,276	630,827
Cincinnati Financial Corp.	1,150	111,918
CNA Financial Corp.	943	36,419
Enstar Group Ltd.*	300	73,272
Erie Indemnity Co., Class A	506	106,265
Everest Re Group Ltd.	191	65,295
F&G Annuities & Life, Inc.@	306	7,583
Fidelity National Financial, Inc.	4,510	162,360
First American Financial Corp.	2,024	115,408
Globe Life, Inc.	1,141	125,076
Hanover Insurance Group, Inc. (The)	696	78,669
Hartford Financial Services Group, Inc. (The)	4,796	345,408
Kemper Corp.	723	34,892
Kinsale Capital Group, Inc.	257	96,169
Lincoln National Corp.	2,031	52,319
Loews Corp.	1,471	87,348
Markel Group, Inc.*	100	138,318
Marsh & McLennan Cos., Inc.	9,000	1,692,720
MetLife, Inc.	4,850	274,170
Old Republic International Corp.	2,863	72,062
Primerica, Inc.	919	181,741
Principal Financial Group, Inc.	2,619	198,625
Progressive Corp. (The)	6,873	909,779
Prudential Financial, Inc.	3,077	271,453
Reinsurance Group of America, Inc.	777	107,762
RenaissanceRe Holdings Ltd.	783	146,045
RLI Corp.	700	95,529
Selective Insurance Group, Inc.	829	79,543
Travelers Companies, Inc. (The)	5,151	894,523
Unum Group	1,700	81,090
W. R. Berkley Corp.	2,655	158,132
White Mountains Insurance Group Ltd.	33	45,834
Willis Towers Watson PLC	1,050	247,275
		11,947,673
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A*	91,160	10,911,852
Alphabet, Inc., Class C*	88,669	10,726,289
Match Group, Inc.*	3,467	145,094
Meta Platforms, Inc., Class A*	40,998	11,765,606
Pinterest, Inc., Class A*	810	22,145
Snap, Inc., Class A*	3,870	45,821
ZoomInfo Technologies, Inc.*	878	22,292
		33,639,099

IT Services — 1.5%
Accenture PLC, Class A	12,877	3,973,585
Akamai Technologies, Inc.*	2,286	205,443
Amdocs Ltd.	2,260	223,401
Cloudflare, Inc., Class A*	1,142	74,652
Cognizant Technology Solutions Corp., Class A	8,574	559,711
DXC Technology Co.*	2,810	75,083
EPAM Systems, Inc.*	781	175,530
Gartner, Inc.*	1,713	600,081
Globant SA*	394	70,810
GoDaddy, Inc., Class A*	2,137	160,553
International Business Machines Corp.	20,148	2,696,004
MongoDB, Inc.*	284	116,721
Okta, Inc.*	1,243	86,202
Snowflake, Inc., Class A*	1,051	184,955
Squarespace, Inc.*	1,804	56,898
Twilio, Inc., Class A*	1,065	67,755
VeriSign, Inc.*	1,702	384,601
		9,711,985

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	156,818
Hasbro, Inc.	2,087	135,175
Mattel, Inc.*	6,862	134,083
Polaris, Inc.	1,034	125,042
Topgolf Callaway Brands Corp.*	3,115	61,833
YETI Holdings, Inc.*	1,220	47,385
		660,336

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	3,928	472,342
Avantor, Inc.*	4,257	87,439
Bio-Rad Laboratories, Inc., Class A*	223	84,544
Bio-Techne Corp.	1,892	154,444
Bruker Corp.	2,044	151,092
Charles River Laboratories International, Inc.*	640	134,560
Danaher Corp.	6,554	1,572,960
Illumina, Inc.*	1,577	295,672
IQVIA Holdings, Inc.*	2,790	627,108
Maravai LifeSciences Holdings, Inc., Class A*	2,496	31,025
Medpace Holdings, Inc.*	500	120,085
Mettler-Toledo International, Inc.*	519	680,741
Repligen Corp.*	355	50,218
Revvity, Inc.	1,653	196,360

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Syneos Health, Inc.*	927	$39,064
Thermo Fisher Scientific, Inc.	4,798	2,503,357
Waters Corp.*	1,391	370,757
West Pharmaceutical Services, Inc.	1,211	463,171
		8,034,939

Machinery — 2.3%
AGCO Corp.	1,297	170,452
Albany International Corp., Class A	288	26,865
Allison Transmission Holdings, Inc.	1,376	77,689
Caterpillar, Inc.	11,832	2,911,264
Chart Industries, Inc.*	200	31,958
Crane Co.	1,115	99,369
Crane NXT Co.	1,115	62,931
Cummins, Inc.	2,551	625,403
Deere & Co.	6,456	2,615,907
Donaldson Co., Inc.	2,651	165,714
Dover Corp.	2,615	386,105
Esab Corp.	564	37,529
Federal Signal Corp.	808	51,736
Flowserve Corp.	1,775	65,941
Fortive Corp.	3,548	265,284
Franklin Electric Co., Inc.	300	30,870
Graco, Inc.	3,370	290,999
IDEX Corp.	1,004	216,121
Illinois Tool Works, Inc.	6,946	1,737,611
Ingersoll Rand, Inc.	3,972	259,610
ITT, Inc.	1,797	167,498
John Bean Technologies Corp.	200	24,260
Lincoln Electric Holdings, Inc.	1,491	296,157
Middleby Corp. (The)*	1,043	154,187
Mueller Industries, Inc.	388	33,865
Nordson Corp.	848	210,457
Oshkosh Corp.	1,700	147,203
Otis Worldwide Corp.	5,642	502,194
PACCAR, Inc.	8,490	710,188
Parker-Hannifin Corp.	2,404	937,656
Pentair PLC	1,393	89,988
RBC Bearings, Inc.*	421	91,555
Snap-On, Inc.	1,046	301,447
Stanley Black & Decker, Inc.	1,936	181,422
Terex Corp.	417	24,949
Timken Co., (The)	1,513	138,485
Toro Co. (The)	2,683	272,727
Watts Water Technologies, Inc., Class A	400	73,492
Westinghouse Air Brake Technologies Corp.	1,144	125,462
Xylem, Inc.	2,968	334,256
		14,946,806

Marine Transportation — 0.0%
Kirby Corp.*	322	24,778

Media — 0.8%
Cable One, Inc.	101	66,365
Charter Communications, Inc., Class A*	2,672	981,613
Comcast Corp., Class A	59,894	2,488,596
Fox Corp. Class A	3,686	125,324
Fox Corp. Class B	661	21,079
Interpublic Group of Cos., Inc. (The)	6,061	233,833
Liberty Broadband Corp., Class A*	315	25,115
Liberty Broadband Corp., Class C*	1,371	109,831
Liberty Media Corp.-Liberty Siriusxm, Class A*	1,263	41,439
Liberty Media Corp.-Liberty Siriusxm, Class C*	1,178	38,556
New York Times Co. (The), Class A	1,641	64,622
News Corp., Class A	3,913	76,303
News Corp., Class B	1,525	30,073
Nexstar Media Group, Inc. Class A	900	149,895
Omnicom Group, Inc.	4,831	459,670
Paramount Global, Class A	616	11,433
Paramount Global, Class B	1,143	18,185
Sirius XM Holdings, Inc.@	12,754	57,776
TEGNA, Inc.	2,624	42,614
Trade Desk, Inc. (The), Class A*	4,830	372,973
		5,415,295

Metals & Mining — 0.5%
Alcoa Corp.	2,296	77,903
ATI, Inc.*	1,233	54,535
Cleveland-Cliffs, Inc.*	6,698	112,258
Commercial Metals Co.	2,430	127,964
Freeport-McMoRan, Inc.	18,470	738,800
Hecla Mining Co.	4,267	21,975
MP Materials Corp.*	923	21,118
Newmont Corp.	7,854	335,052
Nucor Corp.	5,263	863,027
Reliance Steel & Aluminum Co.	1,403	381,041
Royal Gold, Inc.	1,115	127,980
Southern Copper Corp.	1,769	126,908
Steel Dynamics, Inc.	3,175	345,853
United States Steel Corp.	2,198	54,972
		3,389,386

Multi-Utilities — 0.7%
Ameren Corp.	3,328	271,798
Avista Corp.	929	36,482
Black Hills Corp.	1,300	78,338
Centerpoint Energy, Inc.	6,700	195,305
CMS Energy Corp.	5,199	305,441
Consolidated Edison, Inc.	5,063	457,695
Dominion Energy, Inc.	13,388	693,364
DTE Energy Co.	3,247	357,235
NiSource, Inc.	5,791	158,384
NorthWestern Corp.	683	38,767
Public Service Enterprise Group, Inc.	8,415	526,863
Sempra Energy	4,736	689,514
WEC Energy Group, Inc.	4,990	440,318
		4,249,504

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	3,600	$41,760
Antero Resources Corp.*	3,300	75,999
APA Corp.	5,617	191,933
Cheniere Energy, Inc.	4,227	644,026
Chesapeake Energy Corp.@	1,889	158,071
Chevron Corp.	20,184	3,175,952
Civitas Resources, Inc.	478	33,159
ConocoPhillips	20,640	2,138,510
Coterra Energy, Inc.	12,762	322,879
Denbury, Inc.*	911	78,583
Devon Energy Corp.	12,088	584,334
Diamondback Energy, Inc.	2,409	316,446
DT Midstream, Inc.*	1,623	80,452
EnLink Midstream LLC*	3,400	36,040
EOG Resources, Inc.	9,574	1,095,648
EQT Corp.	3,800	156,294
Exxon Mobil Corp.	57,030	6,116,467
Hess Corp.	4,540	617,213
HF Sinclair Corp.	2,161	96,402
Kinder Morgan, Inc.	8,265	142,323
Kosmos Energy Ltd.*	5,250	31,447
Magnolia Oil & Gas Corp., Class A	1,900	39,710
Marathon Oil Corp.	8,798	202,530
Marathon Petroleum Corp.	7,521	876,949
Matador Resources Co.	1,362	71,260
Murphy Oil Corp.	1,330	50,939
New Fortress Energy, Inc.@	1,001	26,807
Occidental Petroleum Corp.	18,731	1,101,383
ONEOK, Inc.	6,698	413,401
Ovintiv, Inc.	3,582	136,367
PBF Energy, Inc., Class A	1,038	42,496
PDC Energy, Inc.	985	70,073
Peabody Energy Corp.	1,941	42,042
Phillips 66	3,291	313,896
Pioneer Natural Resources Co.	3,510	727,202
Range Resources Corp.	3,129	91,993
Southwestern Energy Co.*	16,772	100,800
Targa Resources Corp.	1,997	151,972
Texas Pacific Land Corp.	58	76,357
Valero Energy Corp.	6,425	753,652
Vitesse Energy, Inc.	190	4,256
Williams Cos., Inc. (The)	13,491	440,211
		21,868,234

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	140,962

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	2,503	133,110
American Airlines Group, Inc.*	10,481	188,029
Delta Air Lines, Inc.*	4,487	213,312
Southwest Airlines Co.	5,800	210,018
United Airlines Holdings, Inc.*	2,884	158,245
		902,714

Personal Products — 0.2%
BellRing Brands, Inc.*	2,728	99,845
Coty, Inc., Class A*	2,516	30,922
e.l.f. Beauty, Inc.*	574	65,568
Estee Lauder Companies, Inc. (The), Class A	4,869	956,174
		1,152,509

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	35,866	2,293,631
Catalent, Inc.*	2,337	101,332
Elanco Animal Health, Inc.*	4,517	45,441
Eli Lilly & Co.	19,445	9,119,316
Jazz Pharmaceuticals PLC*	1,092	135,375
Johnson & Johnson	44,819	7,418,441
Merck & Co., Inc.	47,673	5,500,987
Organon & Co.	4,671	97,204
Perrigo Co. PLC	1,790	60,770
Pfizer, Inc.	79,600	2,919,728
Royalty Pharma PLC, Class A	2,744	84,351
Viatris, Inc.	10,369	103,483
Zoetis, Inc.	11,289	1,944,079
		29,824,138

Professional Services — 1.1%
Alight, Inc., Class A*	4,692	43,354
Automatic Data Processing, Inc.	9,817	2,157,678
Booz Allen Hamilton Holding Corp.	3,549	396,068
Broadridge Financial Solutions, Inc.	2,485	411,591
CACI International, Inc., Class A*	457	155,764
Clarivate PLC*	1,732	16,506
Concentrix Corp.	1,048	84,626
CoStar Group, Inc.*	2,890	257,210
Dun & Bradstreet Holdings, Inc.	2,459	28,451
Equifax, Inc.	1,711	402,598
ExlService Holdings, Inc.*	264	39,880
Exponent, Inc.	799	74,563
FTI Consulting, Inc.*	662	125,912
Genpact Ltd.	2,839	106,661
Insperity, Inc.	451	53,651
Jacobs Solutions, Inc.	195	23,184
KBR, Inc.	2,555	166,228
Leidos Holdings, Inc.	2,174	192,356
Manpowergroup, Inc.	1,325	105,205
Maximus, Inc.	1,426	120,511
Paychex, Inc.	5,938	664,284
Robert Half International, Inc.	2,642	198,731
Science Applications International Corp.	1,254	141,050
SS&C Technologies Holdings, Inc.	3,246	196,708
TransUnion	2,647	207,340
TriNet Group, Inc.*	865	82,149
Verisk Analytics, Inc.	3,116	704,309
		7,156,568

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	5,492	443,259
Howard Hughes Corp. (The)*	424	33,462

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Jones Lang LaSalle, Inc.*	958	$149,257
Zillow Group, Inc., Class A*	436	21,451
Zillow Group, Inc., Class C*	1,159	58,251
		705,680

Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.*	15,994	1,821,877
Allegro MicroSystems, Inc.*	1,167	52,678
Amkor Technology, Inc.	2,141	63,695
Analog Devices, Inc.	4,750	925,347
Applied Materials, Inc.	19,686	2,845,414
Axcelis Technologies, Inc.*	381	69,849
Broadcom, Inc.	8,068	6,998,425
Cirrus Logic, Inc.*	1,237	100,209
Diodes, Inc.*	541	50,037
Enphase Energy, Inc.*	1,883	315,365
Entegris, Inc.	2,007	222,416
First Solar, Inc.*	1,023	194,462
Intel Corp.	46,277	1,547,503
KLA Corp.	3,591	1,741,707
Lam Research Corp.	3,332	2,142,010
Lattice Semiconductor Corp.*	1,742	167,354
MACOM Technology Solutions Holdings, Inc.*	878	57,535
Marvell Technology, Inc.	6,428	384,266
Microchip Technology, Inc.	8,612	771,549
Micron Technology, Inc.	15,518	979,341
MKS Instruments, Inc.	391	42,267
Monolithic Power Systems, Inc.	581	313,874
NVIDIA Corp.	33,925	14,350,953
NXP Semiconductors NV	2,249	460,325
ON Semiconductor Corp.*	8,229	778,299
Onto Innovation, Inc.*	307	35,756
Power Integrations, Inc.	846	80,091
Qorvo, Inc.*	1,637	167,023
QUALCOMM, Inc.	25,043	2,981,119
Silicon Laboratories, Inc.*	600	94,644
Skyworks Solutions, Inc.	3,226	357,086
SolarEdge Technologies, Inc.*	455	122,418
Synaptics, Inc.*	445	37,994
Teradyne, Inc.	3,943	438,974
Texas Instruments, Inc.	21,009	3,782,040
Universal Display Corp.	786	113,286
Wolfspeed, Inc.*@	857	47,641
		45,654,829

Software — 8.4%
Adobe, Inc.*	9,085	4,442,474
ANSYS, Inc.*	813	268,510
Aspen Technology, Inc.*	923	154,704
Atlassian Corp. Ltd. Class A*	1,245	208,923
Autodesk, Inc.*	2,329	476,537
Bentley Systems, Inc., Class B	2,343	127,061
Bill.com Holdings, Inc.*	791	92,428
Black Knight, Inc.*	2,102	125,552
Blackbaud, Inc.*	638	45,413
Box, Inc., Class A*	2,773	81,471
Cadence Design Systems, Inc.*	4,679	1,097,319
Ceridian HCM Holding, Inc.*	995	66,635
Crowdstrike Holdings, Inc., Class A*	825	121,168
Datadog, Inc., Class A*	1,407	138,421
DocuSign, Inc.*	1,359	69,431
Dolby Laboratories, Inc., Class A	938	78,492
DoubleVerify Holdings, Inc.*	540	21,017
Dropbox, Inc., Class A*	5,131	136,844
Dynatrace, Inc.*	1,205	62,021
Envestnet, Inc.*	580	34,423
Fair Isaac Corp.*	488	394,894
Fortinet, Inc.*	13,129	992,421
Gen Digital, Inc.	5,861	108,722
Guidewire Software, Inc.*	488	37,127
HubSpot, Inc.*	406	216,029
Intuit, Inc.	3,267	1,496,907
Manhattan Associates, Inc.*	2,113	422,346
Microsoft Corp.	96,765	32,952,353
Oracle Corp.	26,244	3,125,398
Palantir Technologies, Inc., Class A*	13,943	213,746
Palo Alto Networks, Inc.*	2,385	609,391
Paycom Software, Inc.	888	285,261
Paylocity Holding Corp.*	668	123,266
Procore Technologies, Inc.*	362	23,555
PTC, Inc.*	1,031	146,711
Qualys, Inc.*	503	64,973
Roper Technologies, Inc.	1,156	555,805
Salesforce, Inc.*	7,199	1,520,861
SentinelOne, Inc., Class A*	2,184	32,978
ServiceNow, Inc.*	1,610	904,772
Splunk, Inc.*	1,045	110,864
SPS Commerce, Inc.*	393	75,480
Synopsys, Inc.*	1,737	756,307
Teradata Corp.*	1,256	67,083
Tyler Technologies, Inc.*	424	176,583
VMware, Inc., Class A*	2,695	387,245
Workday, Inc., Class A*	981	221,598
Zoom Video Communications, Inc., Class A*	832	56,476
Zscaler, Inc.*	705	103,142
		54,031,138

Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	1,110	59,996
Advance Auto Parts, Inc.	1,238	87,031
AutoNation, Inc.*	961	158,190
AutoZone, Inc.*	304	757,981
Bath & Body Works, Inc.	2,883	108,113
Best Buy Co., Inc.	6,478	530,872
Burlington Stores, Inc.*	571	89,870
Carmax, Inc.*	2,112	176,774
Chewy, Inc., Class A*	1,146	45,233
Dick’s Sporting Goods, Inc.	1,695	224,062
Five Below, Inc.*	1,000	196,540
Floor & Decor Holdings, Inc., Class A*	701	72,876
Foot Locker, Inc.@	1,017	27,571
GameStop Corp., Class A*	1,519	36,836

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Group 1 Automotive, Inc.	214	$55,233
Home Depot, Inc. (The)	18,311	5,688,129
Lithia Motors, Inc.	199	60,518
Lowe’s Cos., Inc.	10,897	2,459,453
Murphy USA, Inc.	810	251,999
O’Reilly Automotive, Inc.*	1,006	961,032
Penske Automotive Group, Inc.	470	78,316
RH*	330	108,765
Ross Stores, Inc.	6,470	725,481
TJX Cos., Inc. (The)	27,206	2,306,797
Tractor Supply Co.	2,732	604,045
Ulta Beauty, Inc.*	984	463,065
Williams-Sonoma, Inc.	2,178	272,555
		16,607,333

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	1,085	38,941
Columbia Sportswear Co.	858	66,272
Crocs, Inc.*	1,415	159,103
Deckers Outdoor Corp.*	473	249,583
Levi Strauss & Co., Class A	2,933	42,323
Lululemon Athletica, Inc.*	2,254	853,139
NIKE, Inc., Class B	23,472	2,590,605
PVH Corp.	760	64,577
Ralph Lauren Corp.	1,100	135,630
Skechers U.S.A., Inc., Class A*	1,800	94,788
Tapestry, Inc.	5,352	229,065
VF Corp.	5,509	105,167
		4,629,193

Tobacco — 0.5%
Altria Group, Inc.	27,551	1,248,060
Philip Morris International, Inc.	21,397	2,088,775
		3,336,835

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	54,238
Applied Industrial Technologies, Inc.	374	54,166
Beacon Roofing Supply, Inc.*	1,400	116,172
Core & Main, Inc., Class A*	1,729	54,187
Fastenal Co.	12,697	748,996
GATX Corp.	410	52,783
MSC Industrial Direct Co., Inc., Class A	1,100	104,808
SiteOne Landscape Supply, Inc.*	654	109,453
Triton International Ltd.	400	33,304
United Rentals, Inc.	2,064	919,244
Univar Solutions, Inc.*	2,156	77,271
Watsco, Inc.@	474	180,817
WESCO International, Inc.	596	106,720
WW Grainger, Inc.	1,097	865,083
		3,477,242

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	496,056
Essential Utilities, Inc.	3,662	146,151
		642,207

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	8,733	1,213,014
TOTAL COMMON STOCKS (Identified Cost $132,720,864)		616,213,846

MUTUAL FUNDS — 3.7%
Others — 3.7%
DFA U.S. Micro Cap Portfolio	975,997	23,687,442

TOTAL MUTUAL FUNDS (Identified Cost $11,191,094)		23,687,442

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.780%	933,791	933,791

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	314,743	314,743

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,248,534)		1,248,534

Total Investments — 100.0% (Identified Cost $145,160,492)		641,149,822
Liabilities in excess of Cash and Other Assets — (0.0%)		(274,127)
Net Assets — 100.0%		$640,875,695

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $1,357,807.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

Portfolio Sectors as of June 30, 2023
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.9%
General Dynamics Corp.	7,826	$1,683,764
Howmet Aerospace, Inc.	12,551	622,028
L3Harris Technologies, Inc.	4,688	917,770
Northrop Grumman Corp.	2,915	1,328,657
Raytheon Technologies Corp.	36,091	3,535,474
Textron, Inc.	26,765	1,810,117
		9,897,810

Air Freight & Logistics — 0.9%
FedEx Corp.	16,968	4,206,367
GXO Logistics, Inc.*	4,547	285,643
		4,492,010

Automobile Components — 0.4%
Aptiv PLC*	4,329	441,948
BorgWarner, Inc.	24,241	1,185,627
Gentex Corp.	863	25,251
Lear Corp.	4,071	584,392
		2,237,218

Automobiles — 1.2%
Ford Motor Co.	150,516	2,277,307
General Motors Co.	98,964	3,816,052
		6,093,359

Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,393,096
Keurig Dr Pepper, Inc.	2,705	84,586
Molson Coors Beverage Co., Class B	10,592	697,377
		2,175,059

Biotechnology — 1.9%
Biogen, Inc.*	9,693	2,761,051
Gilead Sciences, Inc.	44,490	3,428,845
Moderna, Inc.*	8,724	1,059,966
Regeneron Pharmaceuticals, Inc.*	3,232	2,322,321
United Therapeutics Corp.*	683	150,772
		9,722,955

Broadline Retail — 0.0%
eBay, Inc.	4,559	203,742

Building Products — 1.3%
Builders FirstSource, Inc.*	7,125	969,000
Carlisle Cos., Inc.	2,854	732,137
Carrier Global Corp.	6,137	305,070
Fortune Brands Innovations, Inc.	11,027	793,393
Johnson Controls International PLC	34,370	2,341,972
Owens Corning	12,209	1,593,274
		6,734,846

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	52,444	2,334,807
Franklin Resources, Inc.	5,210	139,159
Goldman Sachs Group, Inc. (The)	18,862	6,083,750
Jefferies Financial Group, Inc.	6,993	231,958
Morgan Stanley	58,923	5,032,024
Northern Trust Corp.	938	69,543
State Street Corp.	10,112	739,996
		14,631,237

Chemicals — 3.7%
Air Products & Chemicals, Inc.	5,579	1,671,078
Albemarle Corp.	1,519	338,874
Celanese Corp.	4,202	486,591
CF Industries Holdings, Inc.	11,835	821,586
Corteva, Inc.	18,513	1,060,795
Dow, Inc.	51,700	2,753,542
DuPont de Nemours, Inc.	13,259	947,223
Eastman Chemical Co.	17,799	1,490,132
FMC Corp.	500	52,170
International Flavors & Fragrances, Inc.	9,315	741,381
Linde PLC	14,100	5,373,228
LyondellBasell Industries NV, Class A	21,390	1,964,244
Mosaic Co. (The)	12,646	442,610
PPG Industries, Inc.	775	114,932
Westlake Corp.	7,968	951,937
		19,210,323

Commercial Banks — 9.0%
Bank of America Corp.	199,928	5,735,934
Citigroup, Inc.	79,030	3,638,541
Citizens Financial Group, Inc.	18,613	485,427
East West Bancorp, Inc.	2,390	126,168
Fifth Third Bancorp	70,601	1,850,452
Huntington Bancshares, Inc.	72,900	785,862
JPMorgan Chase & Co.	142,484	20,722,873
KeyCorp	33,936	313,569
M&T Bank Corp.	3,759	465,214
PNC Financial Services Group, Inc. (The)	11,566	1,456,738
Regions Financial Corp.	119,937	2,137,277
Truist Financial Corp.	64,730	1,964,556
US Bancorp	40,031	1,322,624
Wells Fargo & Co.	126,013	5,378,235
Zions Bancorp NA	20,193	542,384
		46,925,854

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	25,359	3,884,238

Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	214,980
Juniper Networks, Inc.	19,365	606,705
		821,685

Computers & Peripherals — 1.4%
Dell Technologies, Inc., Class C	861	46,589
Hewlett Packard Enterprise Co.	141,847	2,383,029
HP, Inc.	137,996	4,237,857
Western Digital Corp.*	15,020	569,709
Xerox Holdings Corp.	2,019	30,063
		7,267,247

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering — 0.4%
AECOM	11,462	$970,717
Quanta Services, Inc.	6,815	1,338,807
		2,309,524

Construction Materials — 0.7%
Martin Marietta Materials, Inc.	4,136	1,909,550
Vulcan Materials Co.	8,594	1,937,431
		3,846,981

Consumer Finance — 1.2%
Ally Financial, Inc.	52,963	1,430,531
Capital One Financial Corp.	28,539	3,121,310
Discover Financial Services	5,171	604,231
Synchrony Financial	25,544	866,453
		6,022,525

Consumer Staples Distribution & Retail — 2.4%
Dollar Tree, Inc.*	12,596	1,807,526
Kroger Co. (The)	64,415	3,027,505
US Foods Holding Corp.*	9,124	401,456
Walgreens Boots Alliance, Inc.	44,769	1,275,469
Walmart, Inc.	37,425	5,882,461
		12,394,417

Containers & Packaging — 0.5%
Amcor PLC	20,769	207,275
International Paper Co.	44,343	1,410,551
Packaging Corp. of America	2,898	383,000
Sonoco Products Co.	611	36,061
WestRock Co.	13,537	393,520
		2,430,407

Distributors — 0.4%
LKQ Corp.	37,512	2,185,824

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	455,881	7,271,302
Verizon Communications, Inc.	198,247	7,372,806
		14,644,108

Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	828,114

Electrical Equipment — 1.0%
AMETEK, Inc.	5,351	866,220
Eaton Corp. PLC	19,988	4,019,587
Sensata Technologies Holding PLC	1,781	80,127
		4,965,934

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	84,494	2,960,670
Flex Ltd.*	31,420	868,449
Jabil, Inc.	2,125	229,351
TD SYNNEX Corp.	1,605	150,870
TE Connectivity Ltd.	19,391	2,717,842
Vontier Corp.	1,095	35,270
		6,962,452
Energy Equipment & Services — 0.4%
Baker Hughes Co.	32,142	1,016,009
Schlumberger Ltd.	16,278	799,575
		1,815,584

Entertainment — 1.4%
Activision Blizzard, Inc.*	21,184	1,785,811
Electronic Arts, Inc.	1,911	247,857
Liberty Media Corp.-Liberty Formula One, Class A*	1,097	74,179
Liberty Media Corp.-Liberty Formula One, Class C*	2,194	165,164
Take-Two Interactive Software, Inc.*	725	106,691
Walt Disney Co. (The)*	41,483	3,703,602
Warner Bros Discovery, Inc.*	96,742	1,213,145
		7,296,449

Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B*	38,388	13,090,308
Fidelity National Information Services, Inc.	17,462	955,172
Fiserv, Inc.*	12,529	1,580,533
Global Payments, Inc.	4,923	485,014
		16,111,027

Food Products — 3.1%
Archer-Daniels-Midland Co.	24,965	1,886,355
Bunge Ltd.	12,845	1,211,926
Campbell Soup Co.	3,702	169,218
Conagra Brands, Inc.	19,827	668,566
Darling Ingredients, Inc.*	5,424	345,997
General Mills, Inc.	38,095	2,921,887
Hormel Foods Corp.	5,728	230,380
J.M. Smucker Co. (The)	13,087	1,932,557
Kraft Heinz Co. (The)	20,920	742,660
McCormick & Co., Inc.	1,921	167,569
Mondelez International, Inc., Class A	51,728	3,773,040
Post Holdings, Inc.*	973	84,311
Seaboard Corp.	22	78,336
Tyson Foods, Inc., Class A	41,844	2,135,718
		16,348,520

Ground Transportation — 0.9%
Norfolk Southern Corp.	16,359	3,709,567
U-Haul Holding Co.@	2,003	110,806
U-Haul Holding Co.	18,027	913,428
		4,733,801

Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co.	6,060	1,599,901
Boston Scientific Corp.*	7,514	406,432
Cooper Cos., Inc. (The)	137	52,530
Embecta Corp.	478	10,325
GE HealthCare Technologies, Inc.*	3,987	323,904
Hologic, Inc.*	2,895	234,408
Medtronic PLC	37,706	3,321,899
STERIS PLC	3,097	696,763
Zimmer Biomet Holdings, Inc.	8,154	1,187,222
Zimvie, Inc.*	815	9,152
		7,842,536

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 5.2%
Centene Corp.*	19,196	$1,294,770
Cigna Group (The)	19,065	5,349,639
CVS Health Corp.	58,448	4,040,510
Elevance Health, Inc.	13,010	5,780,213
Henry Schein, Inc.*	3,777	306,315
Humana, Inc.	7,918	3,540,375
Laboratory Corp. of America Holdings	13,769	3,322,873
McKesson Corp.	1,060	452,949
Quest Diagnostics, Inc.	18,783	2,640,138
Universal Health Services, Inc., Class B	1,221	192,637
		26,920,419

Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	693,837
Carnival Corp.*@	27,865	524,698
Hyatt Hotels Corp., Class A	3,174	363,677
MGM Resorts International	26,967	1,184,390
		2,766,602

Household Durables — 2.7%
DR Horton, Inc.	50,225	6,111,880
Garmin Ltd.	12,982	1,353,893
Lennar Corp., B Shares	573	64,738
Lennar Corp., Class A	23,116	2,896,666
Mohawk Industries, Inc.*	369	38,066
PulteGroup, Inc.	41,840	3,250,131
Toll Brothers, Inc.	116	9,172
Whirlpool Corp.	3,147	468,242
		14,192,788

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	668,509

Industrial Conglomerates — 0.4%
3M Co.	6,962	696,826
General Electric Co.	11,962	1,314,026
		2,010,852

Insurance — 4.0%
Aflac, Inc.	32,730	2,284,554
Allstate Corp. (The)	940	102,498
American International Group, Inc.	29,118	1,675,450
Arch Capital Group Ltd.*	11,691	875,071
Chubb Ltd.	11,440	2,202,886
Cincinnati Financial Corp.	370	36,008
CNA Financial Corp.	4,467	172,516
Everest Re Group Ltd.	1,938	662,525
F&G Annuities & Life, Inc.@	103	2,552
Fidelity National Financial, Inc.	1,515	54,540
Hartford Financial Services Group, Inc. (The)	47,472	3,418,933
Lincoln National Corp.	9,516	245,132
Loews Corp.	15,964	947,942
Markel Group, Inc.*	116	160,449
MetLife, Inc.	10,237	578,698
Old Republic International Corp.	14,636	368,388
Principal Financial Group, Inc.	28,632	2,171,451
Prudential Financial, Inc.	12,032	1,061,463
RenaissanceRe Holdings Ltd.	469	87,478
Travelers Companies, Inc. (The)	21,374	3,711,809
		20,820,343

Interactive Media & Services — 2.8%
Meta Platforms, Inc., Class A*	50,392	14,461,496

IT Services — 0.8%
Akamai Technologies, Inc.*	3,310	297,470
Amdocs Ltd.	15,213	1,503,805
Cognizant Technology Solutions Corp., Class A	34,305	2,239,431
DXC Technology Co.*	10,285	274,815
Kyndryl Holdings, Inc.*	1,933	25,670
		4,341,191

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., Class A*	172	65,209
Danaher Corp.	19,132	4,591,680
Revvity, Inc.	1,932	229,502
Thermo Fisher Scientific, Inc.	9,074	4,734,359
		9,620,750

Machinery — 3.7%
AGCO Corp.	6,768	889,451
Cummins, Inc.	10,946	2,683,521
Dover Corp.	6,916	1,021,147
Fortive Corp.	7,311	546,643
Ingersoll Rand, Inc.	14,939	976,413
Oshkosh Corp.	984	85,205
Otis Worldwide Corp.	25,885	2,304,024
PACCAR, Inc.	34,507	2,886,511
Parker-Hannifin Corp.	7,084	2,763,043
Pentair PLC	20,400	1,317,840
Snap-On, Inc.	6,351	1,830,295
Stanley Black & Decker, Inc.	14,985	1,404,244
Westinghouse Air Brake Technologies Corp.	5,333	584,870
		19,293,207

Media — 3.0%
Comcast Corp., Class A	285,775	11,873,951
Fox Corp. Class A	24,883	846,022
Fox Corp. Class B	14,510	462,724
Interpublic Group of Cos., Inc. (The)	21,833	842,317
Liberty Broadband Corp., Class C*	3,887	311,388
Liberty Media Corp.-Liberty Siriusxm, Class A*	4,389	144,003
Liberty Media Corp.-Liberty Siriusxm, Class C*	8,778	287,304
News Corp., Class A	8,320	162,240
News Corp., Class B	1,734	34,195
Paramount Global, Class B	25,564	406,723
		15,370,867

Metals & Mining — 3.8%
Alcoa Corp.	2,284	77,496
Arconic Corp.*	1,634	48,334

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Cleveland-Cliffs, Inc.*	9,779	$163,896
Freeport-McMoRan, Inc.	106,539	4,261,560
Newmont Corp.	47,892	2,043,073
Nucor Corp.	41,998	6,886,832
Reliance Steel & Aluminum Co.	9,348	2,538,823
Royal Gold, Inc.	725	83,215
Steel Dynamics, Inc.	33,820	3,684,013
		19,787,242
Oil, Gas & Consumable Fuels — 13.2%
Chevron Corp.	97,929	15,409,128
ConocoPhillips	96,658	10,014,735
Coterra Energy, Inc.	14,312	362,094
Devon Energy Corp.	13,044	630,547
Diamondback Energy, Inc.	4,617	606,489
EOG Resources, Inc.	23,992	2,745,645
Exxon Mobil Corp.	222,398	23,852,186
HF Sinclair Corp.	471	21,011
Kinder Morgan, Inc.	54,102	931,636
Marathon Oil Corp.	18,183	418,573
Marathon Petroleum Corp.	30,104	3,510,126
Occidental Petroleum Corp.	34,021	2,000,435
ONEOK, Inc.	1,519	93,753
Phillips 66	15,495	1,477,913
Pioneer Natural Resources Co.	10,352	2,144,727
Valero Energy Corp.	19,826	2,325,590
Vitesse Energy, Inc.	823	18,435
Williams Cos., Inc. (The)	70,657	2,305,538
		68,868,561

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	964	51,266
Delta Air Lines, Inc.*	14,135	671,978
Southwest Airlines Co.	27,340	989,981
		1,713,225

Personal Products — 0.0%
BellRing Brands, Inc.*	1,233	45,128

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	73,422	4,695,337
Jazz Pharmaceuticals PLC*	4,730	586,378
Pfizer, Inc.	340,714	12,497,389
Viatris, Inc.	69,023	688,850
		18,467,954

Professional Services — 0.5%
Concentrix Corp.	1,605	129,604
Jacobs Solutions, Inc.	6,136	729,509
Leidos Holdings, Inc.	16,200	1,433,376
Manpowergroup, Inc.	632	50,181
SS&C Technologies Holdings, Inc.	7,467	452,500
		2,795,170
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	19,100	1,541,561
Jones Lang LaSalle, Inc.*	4,753	740,517
		2,282,078

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	7,678	874,601
Analog Devices, Inc.	14,798	2,882,798
Intel Corp.	250,177	8,365,919
Marvell Technology, Inc.	18,929	1,131,576
Micron Technology, Inc.	75,683	4,776,354
Qorvo, Inc.*	11,125	1,135,084
Skyworks Solutions, Inc.	4,292	475,081
		19,641,413

Software — 0.4%
Gen Digital, Inc.	3,129	58,043
Roper Technologies, Inc.	366	175,973
Salesforce, Inc.*	8,903	1,880,848
		2,114,864

Specialty Retail — 0.1%
Carmax, Inc.*	8,119	679,560

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	206,651
Tapestry, Inc.	6,979	298,701
		505,352

Trading Companies & Distributors — 0.5%
United Rentals, Inc.	5,460	2,431,720

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	29,534	4,102,273
TOTAL COMMON STOCKS
(Identified Cost $312,847,968)		518,937,350

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.780%	877,802	877,802

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $877,802)		877,802

Total Investments — 99.9%
(Identified Cost $313,725,770)		519,815,152
Cash and Other Assets, Less Liabilities — 0.1%		382,465
Net Assets — 100.0%		$520,197,617

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $590,900.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

Portfolio Sectors as of June 30, 2023

(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.5%
AAR Corp.*	4,010	$231,618
Aerojet Rocketdyne Holdings, Inc.*	13,783	756,273
Aerovironment, Inc.*	2,697	275,849
Astronics Corp. Class B*	693	13,049
Axon Enterprise, Inc.*	3,341	651,896
BWX Technologies, Inc.	3,927	281,055
Curtiss-Wright Corp.	2,577	473,292
Ducommun, Inc.*	1,489	64,876
Hexcel Corp.	5,671	431,109
Innovative Solutions & Support, Inc.*	3,248	23,288
Kaman Corp.	3,031	73,744
Kratos Defense & Security Solutions, Inc.*	11,721	168,079
Mercury Systems, Inc.*	4,277	147,942
Moog, Inc., Class A	3,044	330,061
National Presto Industries, Inc.	709	51,899
Park Aerospace Corp.	2,501	34,514
Parsons Corp.*	1,163	55,987
V2X, Inc.*	1,491	73,894
Woodward, Inc.	4,322	513,929
		4,652,354

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	8,228	155,262
Forward Air Corp.	3,327	353,028
HUB Group, Inc., Class A*	4,420	355,015
Radiant Logistics, Inc.*	6,146	41,301
		904,606

Automobile Components — 1.7%
Adient PLC*	4,024	154,200
American Axle & Manufacturing Holdings, Inc.*	3,721	30,773
Autoliv, Inc.	6,598	561,094
BorgWarner, Inc.	15,123	739,666
Cooper-Standard Holdings, Inc.*	1,153	16,442
Dana, Inc.	9,900	168,300
Dorman Products, Inc.*	3,535	278,664
Fox Factory Holding Corp.*	4,825	523,561
Gentex Corp.	15,377	449,931
Gentherm, Inc.*	4,234	239,263
Goodyear Tire & Rubber Co. (The)*	6,748	92,313
LCI Industries	2,757	348,374
Lear Corp.	4,020	577,071
Modine Manufacturing Co.*	6,449	212,946
Motorcar Parts of America, Inc.*	2,267	17,547
Patrick Industries, Inc.	2,334	186,720
Standard Motor Products, Inc.	2,639	99,015
Stoneridge, Inc.*	2,727	51,404
Strattec Security Corp.*	941	17,126
Visteon Corp.*	2,696	387,172
XPEL, Inc.*	305	25,687
		5,177,269
Automobiles — 0.3%
Harley-Davidson, Inc.	9,600	338,016
Thor Industries, Inc.	2,397	248,089
Winnebago Industries, Inc.	3,191	212,808
		798,913
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A*	69	21,282
Celsius Holdings, Inc.*@	846	126,215
Coca-Cola Consolidated, Inc.	1,082	688,174
Duckhorn Portfolio, Inc. (The)*	7,536	97,742
MGP Ingredients, Inc.@	1,851	196,724
Molson Coors Beverage Co., Class B	9,730	640,623
National Beverage Corp.*	8,395	405,898
		2,176,658
Biotechnology — 2.2%
Adicet Bio, Inc.*@	2,222	5,399
Agios Pharmaceuticals, Inc.*	4,111	116,424
Aldeyra Therapeutics, Inc.*	3,971	33,317
Alkermes PLC*	7,251	226,956
Allogene Therapeutics, Inc.*	9,669	48,055
AnaptysBio, Inc.*	2,569	52,253
Anika Therapeutics, Inc.*	1,795	46,634
Apellis Pharmaceuticals, Inc.*	961	87,547
Arcturus Therapeutics Holdings, Inc.*	2,548	73,077
Arcus Biosciences, Inc.*	2,904	58,980
Avid Bioservices, Inc.*	6,409	89,534
Avidity Biosciences, Inc.*	4,762	52,811
Beam Therapeutics, Inc.*	497	15,869
Biomea Fusion, Inc.*	1,472	32,310
Bluebird Bio, Inc.*@	5,659	18,618
Blueprint Medicines Corp.*	1,537	97,138
Catalyst Pharmaceuticals, Inc.*	8,570	115,181
Chinook Therapeutics, Inc.*	5,000	192,100
Crinetics Pharmaceuticals, Inc.*	551	9,929
CRISPR Therapeutics AG*@	1,927	108,182
Cullinan Oncology, Inc.*	1,139	12,256
Deciphera Pharmaceuticals, Inc.*	5,724	80,594
Design Therapeutics, Inc.*@	1,007	6,344
Dynavax Technologies Corp.*@	7,915	102,262
Dyne Therapeutics, Inc.*	1,485	16,706
Eagle Pharmaceuticals, Inc.*	488	9,487
Editas Medicine, Inc.*	4,524	37,233
Emergent BioSolutions, Inc.*	5,055	37,154
Enanta Pharmaceuticals, Inc.*	2,226	47,636
Exelixis, Inc.*	22,934	438,269
Fate Therapeutics, Inc.*	2,137	10,172
Generation Bio Co.*	1,523	8,376
Graphite Bio, Inc.*	3,123	8,120
Gritstone bio, Inc.*	6,203	12,096
Halozyme Therapeutics, Inc.*	10,812	389,989
Ideaya Biosciences, Inc.*	4,393	103,235
Immunovant, Inc.*	486	9,219
Intellia Therapeutics, Inc.*	2,590	105,620
Iovance Biotherapeutics, Inc.*	6,868	48,351
Ironwood Pharmaceuticals, Inc.*	11,743	124,945
KalVista Pharmaceuticals, Inc.*	767	6,903
Karuna Therapeutics, Inc.*	1,267	274,749

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Kodiak Sciences, Inc.*	2,149	$14,828
Krystal Biotech, Inc.*	1,598	187,605
Kura Oncology, Inc.*	5,384	56,963
Kymera Therapeutics, Inc.*@	3,129	71,936
MacroGenics, Inc.*	1,907	10,202
Mirati Therapeutics, Inc.*	1,395	50,401
Myriad Genetics, Inc.*	8,130	188,453
Neurocrine Biosciences, Inc.*	7,426	700,272
Nurix Therapeutics, Inc.*	2,828	28,252
PDL BioPharma, Inc.*§	18,262	29,449
PMV Pharmaceuticals, Inc.*	3,331	20,852
Prothena Corp. PLC*	932	63,637
RAPT Therapeutics, Inc.*	1,843	34,464
Recursion Pharmaceuticals, Inc.*	1,754	13,102
REGENXBIO, Inc.*	2,731	54,593
Relay Therapeutics, Inc.*	7,635	95,896
Replimune Group, Inc.*	3,690	85,682
REVOLUTION Medicines, Inc.*	5,705	152,609
Rocket Pharmaceuticals, Inc.*	3,576	71,055
Sage Therapeutics, Inc.*	3,363	158,128
Sangamo Therapeutics, Inc.*	9,669	12,570
Stoke Therapeutics, Inc.*@	2,970	31,571
Sutro Biopharma, Inc.*	908	4,222
Syndax Pharmaceuticals, Inc.*	5,678	118,841
Twist Bioscience Corp.*@	3,895	79,692
United Therapeutics Corp.*	2,637	582,118
Vaxcyte, Inc.*	672	33,560
Veracyte, Inc.*	4,340	110,540
Vericel Corp.*	713	26,787
Xencor, Inc.*	3,940	98,382
Xenon Pharmaceuticals, Inc.*	338	13,013
		6,569,705
Broadline Retail — 0.3%
Big Lots, Inc.@	1,156	10,208
Dillard’s, Inc., Class A@	1,103	359,887
Kohl’s Corp.	2,281	52,577
Macy’s, Inc.	19,449	312,156
Nordstrom, Inc.	2,914	59,650
Ollie’s Bargain Outlet Holdings, Inc.*	3,753	217,411
		1,011,889
Building Products — 3.1%
A.O. Smith Corp.	8,970	652,837
AAON, Inc.	7,440	705,386
Advanced Drainage Systems, Inc.	7,559	860,063
Allegion PLC	575	69,012
American Woodmark Corp.*	1,353	103,329
Apogee Enterprises, Inc.	2,316	109,941
Armstrong World Industries, Inc.	4,794	352,167
AZZ, Inc.	2,809	122,079
Builders FirstSource, Inc.*	13,840	1,882,240
CSW Industrials, Inc.	1,174	195,107
Gibraltar Industries, Inc.*	3,042	191,403
Insteel Industries, Inc.	2,278	70,891
Lennox International, Inc.	1,677	546,819
Masco Corp.	2,284	131,056
Masonite International Corp.*	169	17,312
Owens Corning	6,683	872,131
PGT Innovations, Inc.*	6,135	178,835
Quanex Building Products Corp.	3,883	104,259
Resideo Technologies, Inc.*	681	12,026
Simpson Manufacturing Co., Inc.	4,397	608,984
Trex Co., Inc.*	10,510	689,036
UFP Industries, Inc.	7,021	681,388
Zurn Elkay Water Solutions Corp.	14,150	380,494
		9,536,795

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	4,043	606,005
Artisan Partners Asset Management, Inc., Class A@	7,515	295,415
AssetMark Financial Holdings, Inc.*	3,140	93,132
B Riley Financial, Inc.	1,204	55,360
BGC Partners, Inc., Class A	30,567	135,412
Blucora, Inc.*	7,622	170,580
Brightsphere Investment Group, Inc.	2,826	59,205
Cboe Global Markets, Inc.	197	27,188
Cohen & Steers, Inc.	5,127	297,315
Diamond Hill Investment Group, Inc.	289	49,506
Donnelley Financial Solutions, Inc.*	4,189	190,725
Evercore, Inc., Class A	3,659	452,216
Federated Hermes, Inc.	10,797	387,073
Hamilton Lane, Inc. Class A	1,792	143,324
Houlihan Lokey, Inc.	1,002	98,507
Invesco Ltd.	24,055	404,365
Janus Henderson Group PLC	14,636	398,831
Jefferies Financial Group, Inc.	21,621	717,169
Lazard Ltd., Class A	6,742	215,744
MarketAxess Holdings, Inc.	710	185,608
Moelis & Co., Class A@	3,960	179,546
Morningstar, Inc.	2,847	558,211
Open Lending Corp., Class A*	2,793	29,354
Oppenheimer Holdings, Inc., Class A	1,244	49,984
Piper Sandler Cos.	2,274	293,937
PJT Partners, Inc., Class A	1,422	99,028
SEI Investments Co.	4,732	282,122
Silvercrest Asset Management Group, Inc., Class A	759	15,370
StepStone Group, Inc., Class A	446	11,065
Stifel Financial Corp.	9,673	577,188
Stonex Group, Inc.*	2,079	172,723
Victory Capital Holdings, Inc., Class A	982	30,972
Virtu Financial, Inc., Class A	4,501	76,922
Virtus Investment Partners, Inc.	853	168,442
Westwood Holdings Group, Inc.	1,157	14,347
WisdomTree, Inc.@	4,286	29,402
		7,571,293

Chemicals — 2.4%
AdvanSix, Inc.	3,198	111,866
American Vanguard Corp.	3,554	63,510
Ashland, Inc.	4,253	369,628
Avient Corp.	10,014	409,573
Axalta Coating Systems Ltd.*	16,030	525,944

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Balchem Corp.	3,741	$504,324
Cabot Corp.	5,463	365,420
Celanese Corp.	452	52,342
Chase Corp.	1,129	136,857
Chemours Co. (The)	8,849	326,440
Core Molding Technologies, Inc.*	1,500	34,125
Eastman Chemical Co.	997	83,469
Ecovyst, Inc.*	5,086	58,286
Element Solutions, Inc.	21,963	421,690
H.B. Fuller Co.	6,101	436,282
Hawkins, Inc.	2,648	126,283
Huntsman Corp.	12,047	325,510
Ingevity Corp.*	2,357	137,083
Innospec, Inc.	2,704	271,590
Intrepid Potash, Inc.*	1,589	36,054
Koppers Holdings, Inc.	2,308	78,703
Kronos Worldwide, Inc.	2,278	19,887
Livent Corp.*@	7,893	216,505
LSB Industries, Inc.*	3,802	37,450
Mativ Holdings, Inc.	6,136	92,776
Minerals Technologies, Inc.	3,081	177,743
NewMarket Corp.	504	202,668
Olin Corp.	3,715	190,914
Orion SA	3,504	74,355
Quaker Chemical Corp.	784	152,802
RPM International, Inc.	3,629	325,630
Sensient Technologies Corp.	4,568	324,922
Stepan Co.	2,418	231,064
Tronox Holdings PLC Class A	1,464	18,607
Valvoline, Inc.	6,915	259,382
		7,199,684

Commercial Banks — 7.7%
1st Source Corp.	2,546	106,754
Amalgamated Financial Corp.	477	7,675
Amerant Bancorp, Inc.	661	11,363
American National Bankshares, Inc.	1,508	43,702
Ameris Bancorp	7,199	246,278
AmeriServ Financial, Inc.	4,400	11,176
Arrow Financial Corp.	2,213	44,570
Associated Banc-Corp.	15,878	257,700
Atlantic Union Bankshares Corp.@	6,981	181,157
Axos Financial, Inc.*	7,155	282,193
Banc of California, Inc.	5,994	69,411
Bancfirst Corp.	3,303	303,876
Bancorp, Inc. (The)*	6,121	199,851
Bank of Hawaii Corp.@	3,456	142,491
Bank of Marin Bancorp	1,580	27,919
Bank OZK	4,569	183,491
BankUnited, Inc.	3,310	71,330
Bankwell Financial Group, Inc.	326	7,948
Banner Corp.	3,355	146,513
Bar Harbor Bankshares	2,089	51,473
BCB Bancorp, Inc.	878	10,308
Berkshire Hills Bancorp, Inc.	4,455	92,352
BOK Financial Corp.	5,182	418,602
Bridgewater Bancshares, Inc.*	700	6,895
Brookline Bancorp, Inc.	7,431	64,947
Business First Bancshares, Inc.	553	8,334
Byline Bancorp, Inc.	1,299	23,499
C&F Financial Corp.	466	25,024
Cadence Bank	15,454	303,517
Camden National Corp.	1,756	54,383
Capital City Bank Group, Inc.	1,890	57,910
Capitol Federal Financial, Inc.	9,589	59,164
Carter Bankshares, Inc.*	711	10,516
Cathay General Bancorp.	7,259	233,667
Central Pacific Financial Corp.	3,116	48,952
Central Valley Community Bancorp.	1,638	25,307
Citizens & Northern Corp.	852	16,444
Citizens Community Bancorp, Inc.	400	3,540
City Holding Co.	1,686	151,723
Civista Bancshares, Inc.	270	4,698
CNB Financial Corp.	2,264	39,960
Coastal Financial Corp.*	555	20,896
Columbia Banking System, Inc.	8,311	168,547
Columbia Financial, Inc.*@	2,819	48,740
Comerica, Inc.	7,707	326,469
Commerce Bancshares, Inc.	8,574	417,554
Community Bank System, Inc.	4,718	221,180
Community Trust Bancorp, Inc.	2,206	78,467
Connectone Bancorp, Inc.	4,989	82,767
Cullen/Frost Bankers, Inc.	3,828	411,625
Customers Bancorp, Inc.*	4,720	142,827
CVB Financial Corp.	13,166	174,844
Dime Community Bancshares, Inc.	4,460	78,630
Eagle Bancorp, Inc.	3,436	72,706
East West Bancorp, Inc.	9,740	514,175
Enterprise Bancorp, Inc.	331	9,579
Enterprise Financial Services Corp.	2,901	113,429
Equity Bancshares, Inc., Class A	1,470	33,487
Esquire Financial Holdings, Inc.	569	26,026
ESSA Bancorp, Inc.	1,900	28,405
Farmers & Merchants Bancorp, Inc.@	1,205	27,125
Farmers National Banc Corp.	3,991	49,369
FB Financial Corp.	3,274	91,836
Financial Institutions, Inc.	1,855	29,198
First Bancorp.	22,823	278,897
First Bancorp, Inc. (The)	1,876	45,662
First Bancorp/Southern Pines NC	3,381	100,585
First Bancshares, Inc. (The)	1,367	35,323
First Busey Corp.	5,571	111,977
First Business Financial Services, Inc.	551	16,249
First Citizens Bancshares, Inc., Class A	388	497,979
First Commonwealth Financial Corp.	9,286	117,468
First Community Bankshares, Inc.	1,982	58,925
First Financial Bancorp.	8,992	183,796
First Financial Bankshares, Inc.	14,820	422,222
First Financial Corp.	1,395	45,296
First Financial Northwest, Inc.	2,239	25,457
First Foundation, Inc.	4,921	19,536
First Hawaiian, Inc.	1,200	21,612
First Horizon Corp.	34,954	393,932
First Internet Bancorp.	1,284	19,067

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Interstate Bancsystem, Inc., Class A	5,123	$122,132
First Merchants Corp.	5,621	158,681
First Mid Bancshares, Inc.	500	12,070
First of Long Island Corp. (The)	2,295	27,586
Flushing Financial Corp.	3,899	47,919
FNB Corp.	22,576	258,269
FS Bancorp, Inc.	962	28,927
Fulton Financial Corp.	15,678	186,882
German American Bancorp, Inc.	3,217	87,438
Glacier Bancorp, Inc.	11,842	369,115
Great Southern Bancorp, Inc.	1,501	76,146
Hancock Whitney Corp.	6,503	249,585
Hanmi Financial Corp.	3,586	53,539
Harborone Bancorp, Inc.	6,045	52,471
Heartland Financial USA, Inc.	4,558	127,031
Heritage Commerce Corp.	6,526	54,035
Heritage Financial Corp.	4,162	67,300
Hilltop Holdings, Inc.	6,988	219,842
Hingham Institution For Savings (The)@	236	50,310
Home Bancorp, Inc.	994	33,011
Home Bancshares, Inc.	13,006	296,537
HomeStreet, Inc.	2,447	14,486
HomeTrust Bancshares, Inc.	2,255	47,107
Hope Bancorp, Inc.	11,541	97,175
Horizon Bancorp, Inc.	5,096	53,049
Independent Bank Corp.	600	10,176
Independent Bank Corp.	5,005	222,773
Independent Bank Group, Inc.	2,187	75,517
International Bancshares Corp.	5,903	260,913
Kearny Financial Corp.	7,750	54,637
Lakeland Bancorp, Inc.	5,547	74,274
Lakeland Financial Corp.	3,146	152,644
Live Oak Bancshares, Inc.	847	22,285
Macatawa Bank Corp.	5,141	47,708
Mercantile Bank Corp.	1,601	44,220
Metropolitan Bank Holding Corp.*	321	11,148
Midland States Bancorp, Inc.	1,086	21,622
MidWestOne Financial Group, Inc.	613	13,100
National Bank Holdings Corp., Class A	3,376	98,039
NBT Bancorp, Inc.	4,206	133,961
New York Community Bancorp, Inc.	49,763	559,336
Nicolet Bankshares, Inc.	1,020	69,268
Northeast Bank	896	37,336
Northfield Bancorp, Inc.	5,020	55,120
Northrim Bancorp, Inc.	836	32,880
Northwest Bancshares, Inc.	12,344	130,846
OceanFirst Financial Corp.	5,639	88,081
OFG Bancorp	5,852	152,620
Old National Bancorp	28,203	393,150
Old Second Bancorp, Inc.	2,244	29,307
Origin Bancorp, Inc.	1,342	39,321
Pacific Premier Bancorp, Inc.	6,941	143,540
Park National Corp.	1,732	177,218
Pathward Financial, Inc.	3,897	180,665
Peapack Gladstone Financial Corp.	1,992	53,943
Penns Woods Bancorp, Inc.	1,138	28,484
Peoples Bancorp, Inc.	3,204	85,066
Pinnacle Financial Partners, Inc.	3,365	190,627
Popular, Inc.	7,138	431,992
Preferred Bank	1,561	85,839
Premier Financial Corp.	4,193	67,172
Primis Financial Corp.	2,721	22,911
Prosperity Bancshares, Inc.	7,853	443,537
Provident Financial Holdings, Inc.	1,124	14,522
Provident Financial Services, Inc.	7,592	124,053
QCR Holdings, Inc.	1,914	78,531
Renasant Corp.	5,355	139,926
Republic Bancorp, Inc., Class A	1,997	84,872
Riverview Bancorp, Inc.	2,557	12,887
S&T Bancorp, Inc.	3,996	108,651
Sandy Spring Bancorp, Inc.	4,282	97,116
Seacoast Banking Corp. of Florida	5,003	110,566
ServisFirst Bancshares, Inc.@	5,630	230,380
Sierra Bancorp	2,000	33,940
Simmons First National Corp., Class A	10,791	186,145
South State Corp.	7,217	474,879
Southern First Bancshares, Inc.*	923	22,844
Southern Missouri Bancorp, Inc.	686	26,377
Southside Bancshares, Inc.	3,368	88,107
Stellar Bancorp, Inc.	3,386	77,506
Stock Yards Bancorp, Inc.	2,936	133,206
Summit Financial Group, Inc.	392	8,099
Synovus Financial Corp.	9,560	289,190
Territorial Bancorp, Inc.	1,557	19,120
Texas Capital Bancshares, Inc.*	3,132	161,298
Timberland Bancorp, Inc.	921	23,559
Tompkins Financial Corp.	1,559	86,836
Towne Bank	5,809	135,001
Trico Bancshares	2,959	98,239
Triumph Bancorp, Inc.*	2,441	148,218
TrustCo Bank Corp.	2,134	61,054
Trustmark Corp.	5,770	121,862
UMB Financial Corp.	4,960	302,064
United Bankshares, Inc.	12,088	358,651
United Community Banks, Inc.	8,563	213,989
Univest Financial Corp	3,363	60,803
Valley National Bancorp	37,407	289,904
Veritex Holdings, Inc.	3,570	64,010
Washington Federal, Inc.	6,377	169,118
Washington Trust Bancorp, Inc.	2,001	53,647
Webster Financial Corp.	11,093	418,761
WesBanco, Inc.	6,661	170,588
West Bancorp, Inc.	1,763	32,457
Westamerica Bancorp	2,658	101,801
Western Alliance Bancorp	5,446	198,616
Western New England Bancorp, Inc.	3,161	18,460
Wintrust Financial Corp.	4,936	358,452
WSFS Financial Corp.	6,445	243,105
Zions Bancorp NA	10,151	272,656
		23,674,462

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	7,749	$330,495
ACCO Brands Corp.	6,694	34,876
Brady Corp., Class A	5,019	238,754
Brink’s Co. (The)	4,837	328,094
Casella Waste Systems, Inc., Class A*	6,377	576,800
Ceco Environmental Corp.*	4,211	56,259
Cimpress PLC*	1,426	84,818
Clean Harbors, Inc.*	5,266	865,888
Deluxe Corp.	4,032	70,479
Driven Brands Holdings, Inc.*	1,606	43,458
Ennis, Inc.	3,110	63,382
Heritage-Crystal Clean, Inc.*	2,532	95,684
HNI Corp.	4,225	119,060
Interface, Inc.	5,834	51,281
Liquidity Services, Inc.*	4,207	69,416
Matthews International Corp., Class A	3,451	147,082
MillerKnoll, Inc.	3,785	55,942
MSA Safety, Inc.	4,156	722,978
NL Industries, Inc.	4,571	25,278
OPENLANE, Inc.*	2,720	41,398
SP Plus Corp.*	2,555	99,926
Steelcase, Inc., Class A	11,344	87,462
Stericycle, Inc.*	4,797	222,773
Tetra Tech, Inc.	6,444	1,055,141
UniFirst Corp.	1,645	254,991
Virco Manufacturing Corp.*	2,494	10,400
VSE Corp.	1,412	77,222
		5,829,337

Communications Equipment — 1.3%
ADTRAN Holdings, Inc.	1,640	17,269
BK Technologies Corp.	400	6,624
Calix, Inc.*	3,366	167,997
Cambium Networks Corp.*	2,226	33,880
Ciena Corp.*	15,659	665,351
Clearfield, Inc.*@	2,380	112,693
CommScope Holding Co., Inc.*	8,376	47,157
Comtech Telecommunications Corp.	3,207	29,312
Digi International, Inc.*	3,397	133,808
DZS, Inc.*@	2,548	10,116
Extreme Networks, Inc.*	7,358	191,676
F5, Inc.*	3,709	542,478
Harmonic, Inc.*	10,330	167,036
Infinera Corp.*	5,375	25,961
Juniper Networks, Inc.	19,819	620,929
KVH Industries, Inc.*	2,387	21,817
Lantronix, Inc.*	1,100	4,631
Lumentum Holdings, Inc.*@	4,956	281,154
NETGEAR, Inc.*	3,539	50,112
NetScout Systems, Inc.*	8,182	253,233
Optical Cable Corp.*	374	1,511
PC-Tel, Inc.	2,629	12,606
Viasat, Inc.*	5,325	219,710
Viavi Solutions, Inc.*	21,651	245,306
		3,862,367

Computers & Peripherals — 0.6%
AstroNova, Inc.*	1,572	22,794
Avid Technology, Inc.*	7,133	181,892
Pure Storage, Inc., Class A*	16,030	590,225
Seagate Technology Holdings PLC	1,159	71,707
Stratasys Ltd.*	3,784	67,204
Super Micro Computer, Inc.*	2,778	692,416
Western Digital Corp.*	2,204	83,598
Xerox Holdings Corp.	9,706	144,522
		1,854,358

Construction & Engineering — 2.2%
AECOM	2,553	216,214
Ameresco, Inc., Class A*@	4,050	196,951
Arcosa, Inc.	1,853	140,402
Comfort Systems USA, Inc.	4,850	796,370
Dycom Industries, Inc.*	4,084	464,147
EMCOR Group, Inc.	5,995	1,107,756
Fluor Corp.*	6,585	194,916
Granite Construction, Inc.	4,358	173,361
Great Lakes Dredge & Dock Corp.*	7,436	60,678
IES Holdings, Inc.*	2,548	144,930
MasTec, Inc.*	6,602	778,838
Matrix Service Co.*	4,086	24,066
MDU Resources Group, Inc.	11,285	236,308
MYR Group, Inc.*	1,935	267,688
Northwest Pipe Co.*	1,211	36,621
Primoris Services Corp.	5,726	174,471
Sterling Infrastructure, Inc.*	3,492	194,854
Tutor Perini Corp.*	3,153	22,544
Valmont Industries, Inc.	2,069	602,182
WillScot Mobile Mini Holdings Corp.*	18,811	898,978
		6,732,275

Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	268,258
Knife River Corp.*	2,821	122,714
Summit Materials, Inc., Class A*	5,504	208,326
United States Lime & Minerals, Inc.	949	198,237
		797,535

Consumer Finance — 1.1%
Atlanticus Holdings Corp.*	3,144	132,079
Bread Financial Holdings, Inc.	856	26,870
Consumer Portfolio Services, Inc.*	4,988	58,210
Credit Acceptance Corp.*@	760	386,027
Encore Capital Group, Inc.*	3,784	183,978
Enova International, Inc.*	4,283	227,513
Ezcorp, Inc., Class A*	5,994	50,230
FirstCash Holdings, Inc.	4,847	452,370
Green Dot Corp., Class A*	5,205	97,542
LendingClub Corp.*	1,512	14,742
LendingTree, Inc.*	900	19,899
Navient Corp.	17,562	326,302

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Nelnet, Inc., Class A	3,245	$313,078
OneMain Holdings, Inc.	7,656	334,491
PRA Group, Inc.*	5,417	123,778
PROG Holdings, Inc.*	6,028	193,619
Regional Management Corp.	1,467	44,743
SLM Corp.	14,278	233,017
World Acceptance Corp.*@	977	130,928
		3,349,416

Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The)	4,055	187,138
BJ’s Wholesale Club Holdings, Inc.*	4,618	290,980
Casey’s General Stores, Inc.	2,455	598,725
Chefs’ Warehouse Inc. (The)*	4,636	165,783
Fresh Market, Inc.*@§	11,040	—
Grocery Outlet Holding Corp.*	2,734	83,688
Ingles Markets, Inc., Class A	1,973	163,069
Natural Grocers by Vitamin Cottage, Inc.	2,710	33,225
Performance Food Group Co.*	9,263	558,003
PriceSmart, Inc.	3,201	237,066
SpartanNash Co.	4,477	100,777
Sprouts Farmers Market, Inc.*	7,149	262,583
United Natural Foods, Inc.*	4,219	82,481
US Foods Holding Corp.*	13,615	599,060
Village Super Market, Inc., Class A	1,435	32,747
Weis Markets, Inc.	2,943	188,970
		3,584,295

Containers & Packaging — 1.3%
AptarGroup, Inc.	5,666	656,463
Berry Global Group, Inc.	9,609	618,243
Crown Holdings, Inc.@	2,141	185,989
Graphic Packaging Holding Co.	8,918	214,299
Greif, Inc., Class A	2,553	175,876
Greif, Inc., Class B	1,193	92,159
International Paper Co.	690	21,949
Myers Industries, Inc.	4,361	84,734
O-I Glass, Inc.*	8,143	173,690
Pactiv Evergreen, Inc.	8,108	61,378
Sealed Air Corp.	10,816	432,640
Silgan Holdings, Inc.	12,267	575,200
Sonoco Products Co.	6,744	398,031
Trimas Corp.	5,102	140,254
WestRock Co.	7,830	227,618
		4,058,523

Distributors — 0.0%
Weyco Group, Inc.	1,043	27,838

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.*	5,934	203,774
American Public Education, Inc.*	1,928	9,139
Bright Horizons Family Solutions, Inc.*	1,895	175,193
Carriage Services, Inc.	2,984	96,890
Chegg, Inc.*	3,873	34,392
European Wax Center, Inc., Class A*@	583	10,861
Frontdoor, Inc.*	4,679	149,260
Graham Holdings Co., Class B	462	264,024
Grand Canyon Education, Inc.*	3,776	389,721
H&R Block, Inc.	11,646	371,158
Laureate Education, Inc., Class A	3,916	47,344
OneSpaWorld Holdings Ltd.*	2,259	27,334
Perdoceo Education Corp.*	6,976	85,596
Service Corp. International	7,334	473,703
Strategic Education, Inc.	2,650	179,776
Stride, Inc.*	4,184	155,770
		2,673,935

Diversified Telecommunication Services — 0.3%
Anterix, Inc.*	1,066	33,782
ATN International, Inc.	2,105	77,043
Bandwidth, Inc., Class A*	766	10,479
Cogent Communications Holdings, Inc.	5,536	372,517
Contra Communications CVR*@§¶	354	1,080
EchoStar Corp., Class A*	1,286	22,299
IDT Corp., Class B*	2,980	77,033
Iridium Communications, Inc.	4,335	269,290
Liberty Latin America Ltd. Class A*	1,600	14,000
Liberty Latin America Ltd., Class C*	12,050	103,871
Lumen Technologies, Inc.@	11,406	25,778
Ooma, Inc.*	1,297	19,416
		1,026,588

Electric Utilities — 1.2%
Allete, Inc.	6,498	376,689
Genie Energy Ltd. Class B	3,300	46,662
Hawaiian Electric Industries, Inc.	7,162	259,264
IDACORP, Inc.	2,837	291,076
MGE Energy, Inc.	3,771	298,324
NRG Energy, Inc.	14,356	536,771
OGE Energy Corp.	10,049	360,860
Otter Tail Corp.	4,597	362,979
Pinnacle West Capital Corp.	5,960	485,502
PNM Resources, Inc.	10,204	460,200
Portland General Electric Co.	5,648	264,496
		3,742,823

Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,347	382,749
Allied Motion Technologies, Inc.	1,626	64,942
Atkore, Inc.*	5,678	885,427
Encore Wire Corp.	2,341	435,262
EnerSys	4,742	514,602
LSI Industries, Inc.	3,137	39,401
nVent Electric PLC	2,150	111,091
Plug Power, Inc.*@	1,062	11,034
Powell Industries, Inc.	1,380	83,614
Preformed Line Products Co.	668	104,275
Regal Rexnord Corp.	7,570	1,165,023
Sensata Technologies Holding PLC	10,094	454,129

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Sunrun, Inc.*	6,232	$111,304
Thermon Group Holdings, Inc.*	3,577	95,148
Vicor Corp.*	3,445	186,030
		4,644,031

Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	4,145	461,960
Arrow Electronics, Inc.*	7,096	1,016,360
Avnet, Inc.	8,026	404,912
Badger Meter, Inc.	3,368	496,982
Bel Fuse, Inc., Class B	1,421	81,580
Belden, Inc.	4,896	468,302
Benchmark Electronics, Inc.	4,604	118,921
Climb Global Solutions, Inc.	315	15,076
Cognex Corp.	4,833	270,745
CTS Corp.	3,954	168,559
ePlus, Inc.*	3,836	215,967
Fabrinet*	4,275	555,237
FARO Technologies, Inc.*	2,298	37,228
Flex Ltd.*	26,302	726,987
Identiv, Inc.*	927	7,796
Insight Enterprises, Inc.*	3,841	562,092
IPG Photonics Corp.*	1,782	242,031
Itron, Inc.*	4,157	299,720
Jabil, Inc.	3,611	389,735
Key Tronic Corp.*	1,700	9,639
Kimball Electronics, Inc.*	2,987	82,531
Knowles Corp.*	6,624	119,629
Littelfuse, Inc.	1,865	543,293
Methode Electronics, Inc.	4,122	138,169
NAPCO Security Technologies, Inc.	5,355	185,551
National Instruments Corp.	7,611	436,871
nLight, Inc.*	1,098	16,931
Novanta, Inc.*	4,244	781,320
OSI Systems, Inc.*	1,764	207,852
PC Connection, Inc.	2,926	131,963
Plexus Corp.*	3,061	300,713
Richardson Electronics Ltd.	1,505	24,833
Rogers Corp.*	2,017	326,613
Sanmina Corp.*	6,551	394,829
Scansource, Inc.*	2,807	82,975
TD SYNNEX Corp.	3,515	330,410
TTM Technologies, Inc.*	10,405	144,629
Vishay Intertechnology, Inc.	11,850	348,390
Vishay Precision Group, Inc.*	1,694	62,932
Vontier Corp.	8,347	268,857
		11,479,120

Energy Equipment & Services — 1.2%
Archrock, Inc.	12,231	125,368
Bristow Group, Inc.*	1,579	45,365
Cactus, Inc., Class A	3,486	147,528
ChampionX Corp.	9,876	306,551
Core Laboratories, Inc.	998	23,204
Dril-Quip, Inc.*	2,081	48,425
Expro Group Holdings NV*	837	14,832
Helix Energy Solutions Group, Inc.*	8,345	$61,586
Helmerich & Payne, Inc.	6,380	226,171
Liberty Energy, Inc., Class A	11,763	157,271
Nabors Industries Ltd.*	539	50,143
Natural Gas Services Group, Inc.*	2,179	21,572
Newpark Resources, Inc.*	5,904	30,878
NexTier Oilfield Solutions, Inc.*	17,336	154,984
Noble Corp. PLC*	2,483	102,573
NOV, Inc.	23,731	380,645
Oceaneering International, Inc.*	1,554	29,060
Oil States International, Inc.*	3,584	26,772
Patterson-UTI Energy, Inc.	10,229	122,441
ProPetro Holding Corp.*	4,527	37,302
RPC, Inc.	11,642	83,240
SEACOR Marine Holdings, Inc.*	3,233	36,953
Select Water Solutions, Inc.	3,073	24,891
Solaris Oilfield Infrastructure, Inc., Class A	1,000	8,330
TechnipFMC PLC*	23,392	388,775
Tetra Technologies, Inc.*	8,698	29,399
Tidewater, Inc.*	2,915	161,608
Transocean Ltd.*	43,549	305,278
U.S. Silica Holdings, Inc.*	5,267	63,889
Valaris Ltd.*	1,881	118,371
Weatherford International PLC*	4,378	290,787
		3,624,192

Entertainment — 0.4%
Cinemark Holdings, Inc.*@	7,484	123,486
Endeavor Group Holdings, Inc., Class A*	3,669	87,763
IMAX Corp.*	4,117	69,948
Liberty Braves Group, Class C*	2,620	103,804
Liberty Media Corp.-Liberty Braves, Class A*	934	38,219
Lions Gate Entertainment Corp., Class A*	3,637	32,115
Lions Gate Entertainment Corp., Class B*	6,300	52,605
Madison Square Garden Entertainment Corp.*	432	14,524
Madison Square Garden Sports Corp.	404	75,972
Marcus Corp. (The)	3,100	45,973
Playtika Holding Corp.*	7,992	92,707
Roku, Inc.*	478	30,573
Sciplay Corp., Class A*	1,456	28,654
Sphere Entertainment Co.*	432	11,832
World Wrestling Entertainment, Inc., Class A	2,566	278,334
		1,086,509

Financial Services — 1.5%
A-Mark Precious Metals, Inc.	2,332	87,298
Acacia Research Corp.*	1,995	8,299
Alerus Financial Corp.	466	8,379
AvidXchange Holdings, Inc.*	1,863	19,338
BM Technologies, Inc.*	823	2,453
Cannae Holdings, Inc.*	3,828	77,364

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Cantaloupe, Inc.*	3,505	$27,900
Cass Information Systems, Inc.	1,788	69,339
Equitable Holdings, Inc.	3,817	103,670
Essent Group Ltd.	4,642	217,246
Euronet Worldwide, Inc.*	2,511	294,716
EVERTEC, Inc.	4,311	158,774
Federal Agricultural Mortgage Corp., Class C	1,215	174,644
Flywire Corp.*	4,301	133,503
I3 Verticals, Inc., Class A*	1,470	33,604
International Money Express, Inc.*	1,977	48,496
Jack Henry & Associates, Inc.	578	96,717
Jackson Financial, Inc., Class A	1,992	60,975
Marqeta, Inc., Class A*	3,982	19,392
MGIC Investment Corp.	11,104	175,332
Mr Cooper Group, Inc.*	4,998	253,099
NMI Holdings, Inc., Class A*	7,878	203,410
PennyMac Financial Services, Inc.	1,706	119,949
Radian Group, Inc.	7,144	180,600
Shift4 Payments, Inc., Class A*@	2,548	173,035
TFS Financial Corp.	3,750	47,137
Voya Financial, Inc.	9,648	691,858
Walker & Dunlop, Inc.	4,099	324,190
Waterstone Financial, Inc.	2,966	42,977
Western Union Co. (The)	12,000	140,760
WEX, Inc.*	2,575	468,830
		4,463,284

Food Products — 1.5%
Alico, Inc.@	713	18,153
B&G Foods, Inc.	8,145	113,378
Cal-Maine Foods, Inc.	5,021	225,945
Calavo Growers, Inc.	2,189	63,525
Darling Ingredients, Inc.*	13,438	857,210
Flowers Foods, Inc.	10,685	265,843
Fresh Del Monte Produce, Inc.	5,010	128,807
Freshpet, Inc.*	870	57,255
Hain Celestial Group, Inc. (The)*	2,490	31,150
Hostess Brands, Inc.*	4,664	118,093
Ingredion, Inc.	3,754	397,736
J&J Snack Foods Corp.	2,148	340,157
John B. Sanfilippo & Son, Inc.	1,112	130,404
Lancaster Colony Corp.	2,908	584,770
Lifeway Foods, Inc.*	1,756	11,818
Limoneira Co.	2,072	32,240
Mission Produce, Inc.*	1,256	15,223
Pilgrim’s Pride Corp.*	5,624	120,860
Post Holdings, Inc.*	4,776	413,840
Seaboard Corp.	42	149,550
Seneca Foods Corp., Class A*	800	26,144
Simply Good Foods Co. (The)*	4,321	158,105
Tootsie Roll Industries, Inc.	5,148	182,291
TreeHouse Foods, Inc.*	3,458	174,214
Utz Brands, Inc.@	1,291	21,121
Vital Farms, Inc.*	2,774	33,260
		4,671,092
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	250,614
National Fuel Gas Co.	4,000	205,440
New Jersey Resources Corp.	9,687	457,226
Northwest Natural Holding Co.	3,354	144,390
ONE Gas, Inc.	5,011	384,895
RGC Resources, Inc.	600	12,018
Southwest Gas Holdings, Inc.	4,019	255,809
Spire, Inc.	4,808	305,019
UGI Corp.	10,146	273,638
		2,289,049

Ground Transportation — 1.4%
ArcBest Corp.	3,093	305,588
Covenant Logistics Group, Inc.	1,259	55,182
Heartland Express, Inc.	8,017	131,559
Knight-Swift Transportation Holdings, Inc.	10,458	581,047
Landstar System, Inc.	2,867	552,012
Marten Transport Ltd.	7,902	169,893
P.A.M. Transportation Services, Inc.*	6,092	163,083
RXO, Inc.*	1,530	34,685
Saia, Inc.*	3,397	1,163,167
Schneider National, Inc., Class B	1,500	43,080
U-Haul Holding Co.	9,522	482,480
U-Haul Holding Co.@	1,058	58,529
Universal Logistics Holdings, Inc.	2,551	73,494
Werner Enterprises, Inc.	6,797	300,291
XPO Logistics, Inc.*	1,530	90,270
		4,204,360

Health Care — 0.0%
Contra Aduro Biotech CVR*§¶	237	588

Health Care Equipment & Supplies — 2.8%
Achillion Pharmaceuticals, Inc.*@§¶	23,152	6,251
Angiodynamics, Inc.*	2,110	22,007
Artivion, Inc.*	5,028	86,431
AtriCure, Inc.*	3,625	178,930
Atrion Corp.	201	113,706
Avanos Medical, Inc.*	4,019	102,726
Axogen, Inc.*	2,643	24,131
Axonics, Inc.*	2,988	150,804
CONMED Corp.	2,255	306,432
Dentsply Sirona, Inc.	8,130	325,363
Electromed, Inc.*	2,175	23,294
Embecta Corp.	4,112	88,819
Enovis Corp.*	3,400	218,008
Envista Holdings Corp.*	11,739	397,248
Figs, Inc., Class A*	2,862	23,669
Fonar Corp.*	1,282	21,922
Glaukos Corp.*	3,346	238,269
Globus Medical, Inc., Class A*	5,734	341,402
Haemonetics Corp.*	5,164	439,663
Inari Medical, Inc.*	518	30,117
Integer Holdings Corp.*	3,152	279,299
Integra LifeSciences Holdings Corp.*	6,371	262,039
iRadimed Corp.	704	33,609

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Lantheus Holdings, Inc.*	7,277	$610,686
LeMaitre Vascular, Inc.	2,735	184,011
LENSAR, Inc.*	1,385	5,886
LivaNova PLC*	3,953	203,303
Masimo Corp.*	1,950	320,872
Merit Medical Systems, Inc.*	5,761	481,850
Neogen Corp.*	10,822	235,378
NuVasive, Inc.*	5,261	218,805
Omnicell, Inc.*	4,593	338,366
OraSure Technologies, Inc.*	9,521	47,700
Orthofix Medical, Inc.*	1,791	32,345
OrthoPediatrics Corp.*	1,252	54,900
Penumbra, Inc.*	2,476	851,893
Pulmonx Corp.*	667	8,744
QuidelOrtho Corp.*	446	36,956
Semler Scientific, Inc.*	300	7,872
Shockwave Medical, Inc.*	2,116	603,928
STAAR Surgical Co.*	1,276	67,079
SurModics, Inc.*	1,788	55,982
Tactile Systems Technology, Inc.*	1,239	30,888
Tandem Diabetes Care, Inc.*	1,468	36,025
Teleflex, Inc.	723	174,988
TransMedics Group, Inc.*	72	6,047
UFP Technologies, Inc.*	913	176,985
Utah Medical Products, Inc.	630	58,716
Varex Imaging Corp.*	578	13,623
		8,577,967

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.*	8,805	701,230
Addus HomeCare Corp.*	1,872	173,534
Agiliti, Inc.*@	3,373	55,655
agilon health, Inc.*@	6,331	109,780
Amedisys, Inc.*	3,653	334,030
AMN Healthcare Services, Inc.*	5,001	545,709
Apollo Medical Holdings, Inc.*@	4,323	136,607
Brookdale Senior Living, Inc.*	7,211	30,430
Castle Biosciences, Inc.*	1,302	17,863
Chemed Corp.	1,565	847,714
Contra Abiomed, Inc CVR.*§¶	90	1,054
Contra Albireo Pharma, Inc CVR.*¶§	1,018	1,642
Corvel Corp.*	2,837	548,959
Cross Country Healthcare, Inc.*	5,512	154,777
DaVita, Inc.*	8,508	854,799
Encompass Health Corp.	6,968	471,803
Enhabit, Inc.*	3,708	42,642
Ensign Group, Inc. (The)	6,774	646,646
Enzo Biochem, Inc.*	6,609	12,161
Fulgent Genetics, Inc.*	2,336	86,502
HealthEquity, Inc.*	5,161	325,866
Henry Schein, Inc.*	10,880	882,368
Joint Corp. (The)*	1,577	21,290
ModivCare, Inc.*	1,383	62,525
National Healthcare Corp.	1,582	97,799
National Research Corp.	2,987	129,964
NeoGenomics, Inc.*	5,114	82,182
Option Care Health, Inc.*	7,998	259,855
Owens & Minor, Inc.*	5,414	103,083
Patterson Cos., Inc.	6,230	207,210
Pediatrix Medical Group, Inc.*	3,540	50,303
Pennant Group, Inc. (The)*	3,997	49,083
Premier, Inc., Class A	6,565	181,588
RadNet, Inc.*	5,402	176,213
Select Medical Holdings Corp.	12,138	386,717
Surgery Partners, Inc.*	1,984	89,260
Tenet Healthcare Corp.*	11,198	911,293
U.S. Physical Therapy, Inc.	1,511	183,420
Universal Health Services, Inc., Class B	3,730	588,482
		10,562,038

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*	14,834	186,908
American Well Corp.*	12,361	25,958
Certara, Inc.*	6,275	114,268
Computer Programs & Systems, Inc.*	1,636	40,393
Doximity, Inc., Class A*@	2,443	83,111
Evolent Health, Inc., Class A*	5,196	157,439
HealthStream, Inc.	3,803	93,402
NextGen Healthcare, Inc.*	6,391	103,662
Phreesia, Inc.*	2,105	65,276
Schrodinger, Inc.*@	4,061	202,725
Simulations Plus, Inc.	1,668	72,274
Teladoc Health, Inc.*	2,607	66,009
		1,211,425

Hotels, Restaurants & Leisure — 3.6%
Aramark	20,945	901,682
Bally’s Corp.*	797	12,401
Biglari Holdings, Inc., Class A*	7	6,650
Biglari Holdings, Inc., Class B*	74	14,588
BJ’s Restaurants, Inc.*	2,751	87,482
Bloomin’ Brands, Inc.	8,154	219,261
Boyd Gaming Corp.	2,637	182,929
Brinker International, Inc.*	5,679	207,851
Caesars Entertainment, Inc.*	531	27,065
Carnival Corp.*@	4,641	87,390
Cheesecake Factory, Inc. (The)@	5,035	174,110
Choice Hotels International, Inc.@	6,024	707,941
Churchill Downs, Inc.	7,622	1,060,754
Chuy’s Holdings, Inc.*	1,904	77,721
Cracker Barrel Old Country Store, Inc.@	2,324	216,550
Dave & Buster’s Entertainment, Inc.*	4,530	201,857
Denny’s Corp.*	4,694	57,830
DineEquity, Inc.	1,002	58,146
Domino’s Pizza, Inc.	366	123,338
DraftKings, Inc. Class A*	4,606	122,381
El Pollo Loco Holdings, Inc.	4,284	37,571
Everi Holdings, Inc.*	4,400	63,624
Fiesta Restaurant Group, Inc.*	4,058	32,221
Hyatt Hotels Corp., Class A	811	92,924
Inspired Entertainment, Inc.*	1,305	19,197

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
International Game Technology PLC	969	$30,901
Jack in the Box, Inc.	3,000	292,590
Kura Sushi USA, Inc., Class A*	365	33,927
Light & Wonder, Inc., Class A*	1,500	103,140
Marriott Vacations Worldwide Corp.	5,154	632,499
Monarch Casino & Resort, Inc.	1,490	104,971
Nathan’s Famous, Inc.	794	62,361
Papa John’s International, Inc.	4,290	316,731
Penn Entertainment, Inc.*@	5,194	124,812
Planet Fitness, Inc. Class A*	8,887	599,339
SeaWorld Entertainment, Inc.*	4,795	268,568
Shake Shack, Inc., Class A*	2,266	176,114
Six Flags Entertainment Corp.*	3,483	90,488
Texas Roadhouse, Inc.	6,983	784,051
Travel + Leisure Co.	5,666	228,566
Vail Resorts, Inc.	2,071	521,395
Wendy’s Co. (The)	22,109	480,871
Wingstop, Inc.	1,665	333,266
Wyndham Hotels & Resorts, Inc.	5,481	375,832
Wynn Resorts Ltd.	4,811	508,090
		10,861,976

Household Durables — 2.7%
Bassett Furniture Industries, Inc.	1,080	16,243
Beazer Homes USA, Inc.*	1,643	46,480
Cavco Industries, Inc.*	986	290,870
Century Communities, Inc.	3,674	281,502
Ethan Allen Interiors, Inc.	2,598	73,471
Flexsteel Industries, Inc.	1,069	21,070
GoPro, Inc., Class A*	6,985	28,918
Green Brick Partners, Inc.*	4,024	228,563
Hamilton Beach Brands Holding Co., Class A	2,000	19,320
Helen of Troy Ltd.*	2,629	283,985
Hooker Furnishings Corp.	1,742	32,506
Installed Building Products, Inc.	3,050	427,488
iRobot Corp.*	3,109	140,682
KB Home	7,849	405,872
La-Z-Boy, Inc.	4,321	123,753
Leggett & Platt, Inc.	8,008	237,197
LGI Homes, Inc.*	624	84,171
Lifetime Brands, Inc.	3,200	18,080
Lovesac Co. (The)*	794	21,398
M.D.C. Holdings, Inc.	6,276	293,529
M/I Homes, Inc.*	3,074	268,022
Meritage Homes Corp.	3,491	496,665
Mohawk Industries, Inc.*	3,847	396,857
Newell Brands, Inc.	27,926	242,956
Orleans Homebuilders, Inc.*@§	4,953	—
Skyline Champion Corp.*	2,566	167,945
Sonos, Inc.*	3,418	55,816
Taylor Morrison Home Corp.*	9,778	476,873
Tempur Sealy International, Inc.	19,486	780,804
Toll Brothers, Inc.	10,507	830,789
TopBuild Corp.*	3,486	927,346
TRI Pointe Homes, Inc.*	12,577	413,280
Universal Electronics, Inc.*	1,292	12,429
VOXX International Corp.*	3,284	40,984
		8,185,864

Household Products — 0.3%
Central Garden & Pet Co.*	1,247	48,346
Central Garden & Pet Co., Class A*	4,555	166,075
Energizer Holdings, Inc.	5,016	168,437
Spectrum Brands Holdings, Inc.	1,853	144,627
WD-40 Co.@	1,589	299,765
		827,250

Independent Power Producers & Energy Traders — 0.6%
Atlantica Sustainable Infrastructure PLC	1,800	42,192
Brookfield Renewable Corp. Class A	811	25,563
Clearway Energy, Inc., Class A	3,716	100,332
Clearway Energy, Inc., Class C	9,495	271,177
Ormat Technologies, Inc.	5,451	438,588
Sunnova Energy International, Inc.*@	8,581	157,118
Vistra Corp.	28,253	741,641
		1,776,611

Insurance — 3.7%
Ambac Financial Group, Inc.*	900	12,816
American Equity Investment Life Holding Co.	10,429	543,455
American Financial Group, Inc.	3,696	438,900
AMERISAFE, Inc.	1,961	104,560
Argo Group International Holdings Ltd.	3,856	114,176
Assurant, Inc.	4,350	546,882
Assured Guaranty Ltd.	4,657	259,861
Axis Capital Holdings Ltd.	4,830	259,999
Brighthouse Financial, Inc.*	5,115	242,195
BRP Group, Inc., Class A*	3,130	77,561
Citizens, Inc.*@	6,126	14,764
CNO Financial Group, Inc.	10,476	247,967
Crawford & Co., Class A	5,638	62,525
Crawford & Co., Class B	3,345	31,410
Donegal Group, Inc., Class A	3,630	52,381
Employers Holdings, Inc.	2,665	99,698
Enstar Group Ltd.*	1,195	291,867
Erie Indemnity Co., Class A	612	128,526
Everest Re Group Ltd.	113	38,630
F&G Annuities & Life, Inc.@	877	21,732
Fidelity National Financial, Inc.	11,853	426,708
First American Financial Corp.	7,508	428,106
Genworth Financial, Inc., Class A*	14,918	74,590
Globe Life, Inc.	3,866	423,791
Hanover Insurance Group, Inc. (The)	2,145	242,449
HCI Group, Inc.@	1,239	76,545
Horace Mann Educators Corp.	4,392	130,267
Investors Title Co.	279	40,734
James River Group Holdings Ltd.	829	15,138
Kemper Corp.	5,843	281,983
Kinsale Capital Group, Inc.	808	302,354
Lincoln National Corp.	8,515	219,346
MBIA, Inc.*	6,313	54,544

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Mercury General Corp.	3,869	$117,115
Old Republic International Corp.	20,327	511,631
Oscar Health, Inc., Class A*	3,732	30,080
Palomar Holdings, Inc.*	1,593	92,458
Primerica, Inc.	4,105	811,805
Reinsurance Group of America, Inc.	3,019	418,705
RenaissanceRe Holdings Ltd.	2,896	540,162
RLI Corp.	5,024	685,625
Safety Insurance Group, Inc.	1,656	118,768
Selective Insurance Group, Inc.	6,118	587,022
Stewart Information Services Corp.	3,069	126,259
Trupanion, Inc.*@	335	6,593
Unico American Corp.*	1,700	208
United Fire Group, Inc.	2,400	54,384
Universal Insurance Holdings, Inc.	4,293	66,241
Unum Group	14,680	700,236
White Mountains Insurance Group Ltd.	170	236,115
		11,409,867

Interactive Media & Services — 0.3%
Bumble, Inc., Class A*	2,172	36,446
Cargurus, Inc.*	1,272	28,785
Cars.com, Inc.*	3,931	77,913
DHI Group, Inc.*	8,881	34,014
Match Group, Inc.*	1,193	49,927
QuinStreet, Inc.*	858	7,576
Shutterstock, Inc.	2,721	132,431
TripAdvisor, Inc.*	6,168	101,710
Yelp, Inc.*	4,724	172,001
Ziff Davis, Inc.*	2,996	209,900
ZoomInfo Technologies, Inc.*	2,215	56,239
		906,942

IT Services — 0.8%
Amdocs Ltd.	5,319	525,783
Brightcove, Inc.*	3,324	13,329
Computer Task Group, Inc.*	4,027	30,646
DXC Technology Co.*	11,187	298,917
Edgio, Inc.*	9,405	6,339
Fastly, Inc., Class A*	1,787	28,181
Globant SA*	1,874	336,795
GoDaddy, Inc., Class A*	8,025	602,918
Grid Dynamics Holdings, Inc.*	4,703	43,503
Hackett Group, Inc. (The)	4,098	91,590
Information Services Group, Inc.	2,180	11,685
Kyndryl Holdings, Inc.*	2,623	34,834
Okta, Inc.*	281	19,487
Perficient, Inc.*	4,602	383,485
PFSweb, Inc.	3,727	16,846
Squarespace, Inc.*	2,445	77,115
Twilio, Inc., Class A*	518	32,955
		2,554,408

Leisure Equipment & Products — 0.6%
Acushnet Holdings Corp.	541	29,582
American Outdoor Brands, Inc.*	1,946	16,891
Brunswick Corp.	4,070	352,625
Escalade, Inc.	1,950	26,032
Funko, Inc., Class A*	1,917	20,742
Hasbro, Inc.	3,528	228,508
Johnson Outdoors, Inc., Class A	1,000	61,450
Malibu Boats, Inc., Class A*	2,116	124,125
Marine Products Corp.	3,930	66,260
MasterCraft Boat Holdings, Inc.*	2,183	66,909
Mattel, Inc.*	16,916	330,539
Polaris, Inc.	3,530	426,883
Smith & Wesson Brands, Inc.	4,598	59,958
Topgolf Callaway Brands Corp.*	5,300	105,205
		1,915,709

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.*	4,578	30,718
Azenta, Inc.*	937	43,739
BioLife Solutions, Inc.*	1,278	28,244
Bruker Corp.	5,636	416,613
Charles River Laboratories International, Inc.*	527	110,802
CryoPort, Inc.*@	3,270	56,407
Harvard Bioscience, Inc.*	5,522	30,316
Medpace Holdings, Inc.*	2,141	514,204
OmniAb, Inc.*	8,462	42,564
OmniAb, Inc.*§	654	—
OmniAb, Inc.*§	654	—
Pacific Biosciences of California, Inc.*	2,709	36,030
Repligen Corp.*	4,248	600,922
Syneos Health, Inc.*	6,498	273,826
		2,184,385

Machinery — 5.1%
AGCO Corp.	5,729	752,905
Alamo Group, Inc.	1,320	242,761
Albany International Corp., Class A	3,573	333,289
Allison Transmission Holdings, Inc.	6,647	375,290
Astec Industries, Inc.	1,967	89,380
Barnes Group, Inc.	4,989	210,486
Blue Bird Corp.*	662	14,882
Chart Industries, Inc.*@	3,344	534,338
CIRCOR International, Inc.*	2,600	146,770
Columbus McKinnon Corp.	2,642	107,397
Commercial Vehicle Group, Inc.*	3,758	41,714
Crane Co.	3,089	275,292
Crane NXT Co.	3,089	174,343
Donaldson Co., Inc.	8,206	512,957
Douglas Dynamics, Inc.	2,507	74,909
Eastern Co. (The)	1,272	23,010
Enerpac Tool Group Corp.	6,499	175,473
EnPro Industries, Inc.	2,344	312,994
Esab Corp.	418	27,814
ESCO Technologies, Inc.	2,646	274,205
Federal Signal Corp.	5,985	383,220
Flowserve Corp.	2,564	95,253
Franklin Electric Co., Inc.	5,666	583,031
Gorman-Rupp Co. (The)	3,803	109,640

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Graco, Inc.	4,051	$349,804
Greenbrier Cos., Inc. (The)	3,984	171,710
Helios Technologies, Inc.	3,760	248,498
Hurco Cos., Inc.	1,000	21,650
Hyster-Yale Materials Handling, Inc.	165	9,214
ITT, Inc.	5,131	478,261
John Bean Technologies Corp.	3,520	426,976
Kadant, Inc.	1,660	368,686
Kennametal, Inc.	6,340	179,993
LB Foster Co., Class A*	2,165	30,916
Lincoln Electric Holdings, Inc.	3,365	668,390
Lindsay Corp.	1,209	144,282
Manitex International, Inc.*	1,300	6,968
Manitowoc Co., Inc. (The)*	3,607	67,920
Middleby Corp. (The)*	4,055	599,451
Miller Industries, Inc.	1,261	44,728
Mueller Industries, Inc.	6,958	607,294
Mueller Water Products, Inc., Class A	16,726	271,463
Nordson Corp.	628	155,857
Omega Flex, Inc.	1,002	103,988
Oshkosh Corp.	4,130	357,617
Park-Ohio Holdings Corp.	2,182	41,458
Pentair PLC	11,013	711,440
Perma-Pipe International Holdings, Inc.*	1,900	18,069
RBC Bearings, Inc.*	336	73,070
Shyft Group, Inc. (The)	3,913	86,321
Snap-On, Inc.	938	270,322
SPX Technologies, Inc.*	4,956	421,111
Standex International Corp.	1,427	201,878
Tennant Co.	2,037	165,221
Terex Corp.	6,869	410,972
Timken Co. (The)	6,902	631,740
Titan International, Inc.*	4,338	49,800
Toro Co. (The)	3,825	388,811
Trinity Industries, Inc.	4,908	126,185
Wabash National Corp.	6,446	165,275
Watts Water Technologies, Inc., Class A	3,406	625,784
		15,572,476

Marine Transportation — 0.3%
Costamare, Inc.	5,728	55,390
Eagle Bulk Shipping, Inc.@	436	20,945
Kirby Corp.*	4,368	336,118
Matson, Inc.	5,291	411,269
		823,722

Media — 1.1%
Altice USA, Inc., Class A*	2,984	9,012
Boston Omaha Corp., Class A*	1,358	25,558
Cable One, Inc.	397	260,861
DISH Network Corp., Class A*	4,087	26,933
Entravision Communications Corp., Class A	5,678	24,927
EW Scripps Co. (The), Class A*	7,073	64,718
Gannett Co., Inc.*	1	2
Gray Television, Inc.	8,433	66,452
iHeartMedia, Inc., Class A*	2,052	7,469
Interpublic Group of Cos., Inc. (The)	3,000	115,740
John Wiley & Sons, Inc., Class A	3,247	110,496
Liberty Broadband Corp., Class A*	475	37,872
Liberty Broadband Corp., Class C*	473	37,892
Liberty Media Corp.-Liberty Siriusxm, Class A*	456	14,961
Liberty Media Corp.-Liberty Siriusxm, Class C*	416	13,616
Magnite, Inc.*	3,879	52,948
New York Times Co. (The), Class A	18,114	713,329
News Corp., Class A	19,977	389,552
News Corp., Class B	7,188	141,747
Nexstar Media Group, Inc. Class A	4,189	697,678
Paramount Global, Class B	1,375	21,876
PubMatic, Inc., Class A*	3,162	57,801
Saga Communications, Inc., Class A	664	14,183
Scholastic Corp.	3,519	136,854
Sinclair, Inc.	2,132	29,464
TechTarget, Inc.*	3,517	109,484
Thryv Holdings, Inc.*	1,938	47,675
WideOpenWest, Inc.*	4,405	37,178
		3,266,278

Metals & Mining — 1.8%
Alcoa Corp.	16,066	545,119
Alpha Metallurgical Resources, Inc.	886	145,623
Arconic Corp.*	5,198	153,757
ATI, Inc.*	14,726	651,331
Carpenter Technology Corp.	3,912	219,581
Century Aluminum Co.*	8,912	77,713
Cleveland-Cliffs, Inc.*	21,519	360,658
Coeur Mining, Inc.*	16,461	46,749
Commercial Metals Co.	13,236	697,008
Ferroglobe PLC*	10,242	48,854
Fortitude Gold Corp.	4,671	29,334
Friedman Industries, Inc.	700	8,820
Haynes International, Inc.	1,229	62,458
Hecla Mining Co.	30,869	158,975
Kaiser Aluminum Corp.	2,372	169,930
Materion Corp.	2,319	264,830
MP Materials Corp.*	6,046	138,332
Olympic Steel, Inc.	1,200	58,800
Reliance Steel & Aluminum Co.	757	205,594
Royal Gold, Inc.	4,388	503,655
Ryerson Holding Corp.	5,114	221,845
Schnitzer Steel Industries, Inc., Class A	2,809	84,242
SunCoke Energy, Inc.	8,204	64,565
TimkenSteel Corp.*	5,303	114,386
Tredegar Corp.	3,412	22,758
United States Steel Corp.	8,879	222,064
Warrior Met Coal, Inc.	738	28,745
Worthington Industries, Inc.	4,458	309,697
		5,615,423

Multi-Utilities — 0.5%
Avista Corp.	6,896	270,806

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Black Hills Corp.	6,023	$362,946
NiSource, Inc.	18,689	511,144
NorthWestern Corp.	4,148	235,441
Unitil Corp.	1,923	97,515
		1,477,852

Oil, Gas & Consumable Fuels — 3.2%
Adams Resources & Energy, Inc.	536	18,840
Alto Ingredients, Inc.*	5,761	16,649
Amplify Energy Corp.*@	1,867	12,640
Antero Midstream Corp.	32,353	375,295
Antero Resources Corp.*	5,180	119,295
APA Corp.	1,360	46,471
Arch Resources, Inc.	1,865	210,297
Ardmore Shipping Corp.	1,612	19,908
Berry Corp.	4,166	28,662
California Resources Corp.	3,564	161,414
Callon Petroleum Co.*	3,677	128,952
Centrus Energy Corp. Class A*	1,074	34,970
Chesapeake Energy Corp.@	4,468	373,882
Chord Energy Corp.	804	123,655
Civitas Resources, Inc.	2,093	145,191
Clean Energy Fuels Corp.*	20,279	100,584
CNX Resources Corp.*	16,780	297,342
Comstock Resources, Inc.@	11,934	138,434
CONSOL Energy, Inc.	2,376	161,117
CVR Energy, Inc.	1,556	46,618
Delek US Holdings, Inc.	7,082	169,614
Denbury, Inc.*	2,643	227,985
DHT Holdings, Inc.	11,638	99,272
Dorian LPG Ltd.	3,332	85,466
DT Midstream, Inc.	1,881	93,241
Earthstone Energy, Inc., Class A*	7,471	106,761
EnLink Midstream LLC*	27,038	286,603
EQT Corp.	1,580	64,985
Equitrans Midstream Corp.	22,329	213,465
Evolution Petroleum Corp.	5,356	43,223
Green Plains, Inc.*	5,096	164,295
Gulfport Energy Corp.*	944	99,186
Hallador Energy Co.*	3,193	27,364
HF Sinclair Corp.	9,611	428,747
International Seaways, Inc.	4,383	167,606
Kosmos Energy Ltd.*	25,367	151,948
Laredo Petroleum, Inc.*@	1,191	53,774
Magnolia Oil & Gas Corp., Class A	7,613	159,112
Matador Resources Co.	10,827	566,469
Murphy Oil Corp.	13,521	517,854
NACCO Industries, Inc., Class A	1,000	34,660
New Fortress Energy, Inc.@	3,932	105,299
Nordic American Tankers Ltd.	8,255	30,296
Northern Oil and Gas, Inc.@	1,306	44,822
Overseas Shipholding Group, Inc., Class A*	11,837	49,360
Ovintiv, Inc.	555	21,129
Par Pacific Holdings, Inc.*	4,135	110,032
PBF Energy, Inc., Class A	10,429	426,963
PDC Energy, Inc.	8,838	628,735
Peabody Energy Corp.	3,580	77,543
Permian Resources Corp., Class A	16,144	176,938
Range Resources Corp.	10,825	318,255
Rex American Resources Corp.*	2,364	82,291
SandRidge Energy, Inc.	2,175	33,169
Scorpio Tankers, Inc.	3,855	182,072
SFL Corp. Ltd.	4,682	43,683
Sitio Royalties Corp.	3,565	93,653
SM Energy Co.	2,124	67,182
Southwestern Energy Co.*	62,679	376,701
Talos Energy, Inc.*	3,212	44,551
Teekay Corp.*	4,339	26,208
Teekay Tankers Ltd., Class A	1,880	71,872
Texas Pacific Land Corp.	126	165,879
Vitesse Energy, Inc.	2,544	56,986
W&T Offshore, Inc.*	9,305	36,010
World Kinect Corp.	4,796	99,181
		9,690,656

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	1,838	57,566
Contra Resolute Forest Products, Inc. CVR*¶§	7,629	8,125
Glatfelter Corp.	4,665	14,088
Louisiana-Pacific Corp.	10,788	808,884
Mercer International, Inc.	7,857	63,406
Sylvamo Corp.	2,483	100,438
		1,052,507

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	9,239	491,330
Allegiant Travel Co.*	441	55,690
American Airlines Group, Inc.*	6,949	124,665
Hawaiian Holdings, Inc.*	6,255	67,366
Skywest, Inc.*	4,643	189,063
Spirit Airlines, Inc.	3,315	56,885
		984,999

Personal Products — 0.8%
BellRing Brands, Inc.*	7,482	273,841
Coty, Inc., Class A*	46,457	570,957
Edgewell Personal Care Co.	3,865	159,663
elf Beauty, Inc.*	4,063	464,117
Herbalife Ltd.*	600	7,944
Honest Co., Inc. (The)*	3,035	5,099
Inter Parfums, Inc.	3,888	525,774
Medifast, Inc.	1,490	137,318
Natural Alternatives International, Inc.*	1,000	7,420
Nature’s Sunshine Products, Inc.*	1,700	23,205
Nu Skin Enterprises, Inc., Class A	3,817	126,724
United-Guardian, Inc.	600	5,112
USANA Health Sciences, Inc.*	2,205	139,003
		2,446,177

Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc.*	5,670	325,855
ANI Pharmaceuticals, Inc.*	1,669	89,842

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Cara Therapeutics, Inc.*@	3,972	$11,241
Collegium Pharmaceutical, Inc.*	2,590	55,659
Corcept Therapeutics, Inc.*	7,842	174,484
Cumberland Pharmaceuticals, Inc.*	1,100	1,617
Cymabay Therapeutics, Inc.*	1,670	18,286
Edgewise Therapeutics, Inc.*@	1,162	9,006
Elanco Animal Health, Inc.*	2,020	20,321
Harmony Biosciences Holdings, Inc.*	3,861	135,869
Innoviva, Inc.*	5,963	75,909
Jazz Pharmaceuticals PLC*	4,329	536,666
Ligand Pharmaceuticals, Inc.*	1,727	124,517
Organon & Co.	8,187	170,371
Pacira BioSciences, Inc.*	3,025	121,212
Perrigo Co. PLC	12,427	421,897
Prestige Consumer Healthcare, Inc.*	6,078	361,216
SIGA Technologies, Inc.	1,900	9,595
Supernus Pharmaceuticals, Inc.*	5,158	155,049
Taro Pharmaceutical Industries Ltd.*	438	16,613
		2,835,225

Professional Services — 3.4%
ASGN, Inc.*	5,882	444,856
Barrett Business Services, Inc.	935	81,532
Booz Allen Hamilton Holding Corp.	789	88,052
CACI International, Inc., Class A*	2,530	862,325
CBIZ, Inc.*	6,173	328,897
Concentrix Corp.	3,341	269,786
Conduent, Inc.*	5,702	19,387
CRA International, Inc.	773	78,846
CSG Systems International, Inc.	4,225	222,826
ExlService Holdings, Inc.*	3,892	587,925
Exponent, Inc.	5,886	549,282
Forrester Research, Inc.*	2,360	68,652
Franklin Covey Co.*	2,254	98,455
FTI Consulting, Inc.*	3,703	704,311
Genpact Ltd.	12,745	478,830
Heidrick & Struggles International, Inc.	1,928	51,034
Huron Consulting Group, Inc.*	2,643	224,417
ICF International, Inc.	2,012	250,273
Insperity, Inc.	4,545	540,673
KBR, Inc.	14,771	961,001
Kelly Services, Inc., Class A	3,132	55,155
Kforce, Inc.	3,397	212,856
Korn Ferry	5,760	285,350
Manpowergroup, Inc.	3,514	279,012
Mastech Digital, Inc.*	2,122	20,965
Maximus, Inc.	2,874	242,882
NV5 Global, Inc.*	1,843	204,149
RCM Technologies, Inc.*	2,995	55,108
Resources Connection, Inc.	3,396	53,351
Robert Half International, Inc.	7,950	597,999
Science Applications International Corp.	2,559	287,836
TriNet Group, Inc.*	7,048	669,349
TrueBlue, Inc.*	3,431	60,763
TTEC Holdings, Inc.	4,929	166,797
Verra Mobility Corp.*	10,023	197,654
		10,300,586

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC*	5,956	48,720
Douglas Elliman, Inc.	8,113	18,012
Forestar Group, Inc.*	3,530	79,602
FRP Holdings, Inc.*	200	11,514
Howard Hughes Corp. (The)*	1,369	108,041
Jones Lang LaSalle, Inc.*	3,879	604,348
Kennedy-Wilson Holdings, Inc.	13,722	224,080
Marcus & Millichap, Inc.	3,263	102,817
Maui Land & Pineapple Co., Inc.*	2,324	33,094
Newmark Group, Inc., Class A	11,400	70,908
RMR Group, Inc. (The) Class A	1,159	26,854
St. Joe Co. (The)	3,300	159,522
Stratus Properties, Inc.	313	8,216
Tejon Ranch Co.*	2,949	50,752
Zillow Group, Inc., Class A*	1,875	92,250
Zillow Group, Inc., Class C*	6,088	305,983
		1,944,713

Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.*	456	20,584
Alpha & Omega Semiconductor Ltd.*	2,886	94,661
Ambarella, Inc.*	2,341	195,871
Amkor Technology, Inc.	25,678	763,920
Amtech Systems, Inc.*	2,822	26,978
Axcelis Technologies, Inc.*	3,944	723,054
AXT, Inc.*	5,653	19,446
Ceva, Inc.*	3,095	79,077
Cirrus Logic, Inc.*	5,956	482,496
Cohu, Inc.*	5,114	212,538
Diodes, Inc.*	5,169	478,081
Entegris, Inc.	328	36,349
First Solar, Inc.*	6,847	1,301,546
FormFactor, Inc.*	9,854	337,204
GSI Technology, Inc.*	4,641	25,665
Ichor Holdings Ltd.*	400	15,000
Kulicke & Soffa Industries, Inc.	5,924	352,182
Lattice Semiconductor Corp.*	14,663	1,408,674
MACOM Technology Solutions Holdings, Inc.*	2,196	143,904
Magnachip Semiconductor Corp.*	4,588	51,294
MaxLinear, Inc.*	7,715	243,485
MKS Instruments, Inc.	1,144	123,666
NVE Corp.	502	48,915
Onto Innovation, Inc.*	4,376	509,673
PDF Solutions, Inc.*	4,938	222,704
Photronics, Inc.*	7,008	180,736
Power Integrations, Inc.	6,542	619,331
Qorvo, Inc.*	1,876	191,408
Rambus, Inc.*	14,241	913,845
Semtech Corp.*	7,337	186,800
Silicon Laboratories, Inc.*	3,982	628,121
Synaptics, Inc.*	5,027	429,205

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Ultra Clean Holdings, Inc.*	4,298	$165,301
Universal Display Corp.	3,037	437,723
Veeco Instruments, Inc.*	4,666	119,823
Wolfspeed, Inc.*@	10,030	557,568
		12,346,828

Software — 2.9%
A10 Networks, Inc.	6,016	87,773
ACI Worldwide, Inc.*	12,870	298,198
Adeia, Inc.	7,577	83,423
Agilysys, Inc.*	2,848	195,487
Alarm.com Holdings, Inc.*	3,799	196,332
Altair Engineering, Inc., Class A*	3,033	230,023
American Software, Inc., Class A	4,461	46,885
Aspen Technology, Inc.*	1,995	334,382
Bill.com Holdings, Inc.*	287	33,536
Black Knight, Inc.*	540	32,254
Blackbaud, Inc.*	5,719	407,078
Box, Inc., Class A*	6,867	201,752
Ceridian HCM Holding, Inc.*	2,010	134,610
Commvault Systems, Inc.*	2,675	194,258
Confluent, Inc., Class A*	916	32,344
Consensus Cloud Solutions, Inc.*	1,449	44,919
Digital Turbine, Inc.*	635	5,893
DocuSign, Inc.*	748	38,215
Dolby Laboratories, Inc., Class A	2,281	190,874
DoubleVerify Holdings, Inc.*	6,316	245,819
Dropbox, Inc., Class A*	14,286	381,008
Dynatrace, Inc.*	7,032	361,937
Ebix, Inc.	2,155	54,306
eGain Corp.*	4,304	32,237
EngageSmart, Inc.*	593	11,320
Envestnet, Inc.*	3,097	183,807
EverCommerce, Inc.*	921	10,905
Gen Digital, Inc.	7,703	142,891
Guidewire Software, Inc.*	3,773	287,050
InterDigital, Inc.	3,064	295,829
Jamf Holding Corp.*	4,792	93,540
JFrog Ltd.*	479	13,268
Liveramp Holdings, Inc.*	8,339	238,162
Manhattan Associates, Inc.*	3,948	789,126
MeridianLink, Inc.*	2,090	43,472
Mitek Systems, Inc.*	1,166	12,639
N-able, Inc.*	8,171	117,744
Olo, Inc., Class A*	2,551	16,479
Paylocity Holding Corp.*	2,396	442,134
PowerSchool Holdings, Inc., Class A*	3,215	61,535
Procore Technologies, Inc.*	845	54,984
Progress Software Corp.	4,772	277,253
Qualys, Inc.*	4,157	536,960
Rimini Street, Inc.*	4,492	21,517
Sapiens International Corp. NV	2,496	66,394
SentinelOne, Inc., Class A*	5,750	86,825
SolarWinds Corp.*	5,202	53,373
SPS Commerce, Inc.*	2,160	414,850
Telos Corp.*	4,278	10,952
Teradata Corp.*	6,462	345,135
UiPath, Inc., Class A*	7,523	124,656
Verint Systems, Inc.*	6,847	240,056
Vertex, Inc., Class A*	1,558	30,381
Xperi, Inc.*	3,030	39,845
Yext, Inc.*	4,488	50,759
		8,977,384

Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A*	3,880	30,264
Aaron’s Co. Inc. (The)	4,459	63,050
Abercrombie & Fitch Co., Class A*	3,727	140,433
Academy Sports & Outdoors, Inc.	2,614	141,287
Advance Auto Parts, Inc.	4,051	284,785
America’s Car-Mart, Inc.*	822	82,019
American Eagle Outfitters, Inc.	19,472	229,770
Asbury Automotive Group, Inc.*	2,143	515,220
AutoNation, Inc.*	4,060	668,317
Bath & Body Works, Inc.	4,874	182,775
Boot Barn Holdings, Inc.*	3,866	327,412
Buckle, Inc. (The)	5,018	173,623
Build-A-Bear Workshop, Inc.	1,640	35,129
Burlington Stores, Inc.*	555	87,352
Caleres, Inc.	3,874	92,705
CarParts.com, Inc.*	2,801	11,904
Cato Corp. (The) Class A	2,638	21,183
Chico’s FAS, Inc.*	8,580	45,903
Children’s Place, Inc. (The)*@	1,314	30,498
Citi Trends, Inc.*	818	14,446
Conn’s, Inc.*	3,722	13,771
Container Store Group, Inc. (The)*	2,100	6,594
Destination XL Group, Inc.*	3,560	17,444
Dick’s Sporting Goods, Inc.	2,101	277,731
Duluth Holdings, Inc., Class B*	1,185	7,442
Five Below, Inc.*	5,505	1,081,953
Floor & Decor Holdings, Inc., Class A*	4,489	466,676
Foot Locker, Inc.@	5,979	162,091
Franchise Group, Inc.	1,459	41,786
GameStop Corp., Class A*	8,267	200,475
Gap, Inc. (The)	2,272	20,289
Genesco, Inc.*	1,490	37,310
Group 1 Automotive, Inc.	1,940	500,714
Guess?, Inc.	5,086	98,923
Haverty Furniture Cos., Inc.	1,983	59,926
Hibbett, Inc.	1,600	58,064
Leslie’s, Inc.*	9,429	88,538
Lithia Motors, Inc.	3,347	1,017,856
MarineMax, Inc.*	2,209	75,459
Monro, Inc.	3,090	125,547
Murphy USA, Inc.	3,083	959,152
National Vision Holdings, Inc.*	3,794	92,156
ODP Corp. (The)*	3,360	157,315
Penske Automotive Group, Inc.	1,742	290,270
PetMed Express, Inc.@	2,360	32,544
Rent-A-Center, Inc.	6,271	195,216
Revolve Group, Inc.*@	706	11,578
RH*	318	104,810

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Sally Beauty Holdings, Inc.*	4,925	$60,824
Shoe Carnival, Inc.	3,062	71,896
Signet Jewelers Ltd.	5,809	379,095
Sleep Number Corp.*	3,221	87,869
Sonic Automotive, Inc., Class A	3,080	146,824
Sportsman’s Warehouse Holdings, Inc.*	3,058	17,431
Tilly’s, Inc., Class A*	1,836	12,870
Urban Outfitters, Inc.*	2,086	69,109
Victoria’s Secret & Co.*	3,466	60,412
Williams-Sonoma, Inc.	4,058	507,818
Winmark Corp.	554	184,188
Zumiez, Inc.*	2,406	40,084
		11,018,125

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.*	8,276	297,026
Carter’s, Inc.	1,939	140,771
Columbia Sportswear Co.	4,507	348,121
Deckers Outdoor Corp.*	1,068	563,541
Delta Apparel, Inc.*	1,153	12,083
G-III Apparel Group Ltd.*	5,008	96,504
Kontoor Brands, Inc.	2,384	100,366
Lakeland Industries, Inc.	1,669	24,017
Movado Group, Inc.	2,220	59,563
Oxford Industries, Inc.	1,665	163,869
PVH Corp.	1,378	117,089
Ralph Lauren Corp.	2,279	281,001
Rocky Brands, Inc.	1,000	21,000
Skechers U.S.A., Inc., Class A*	6,530	343,870
Steven Madden Ltd.	7,918	258,839
Superior Group of Cos., Inc.	2,200	20,548
Tapestry, Inc.	18,072	773,482
Under Armour, Inc., Class A*	2,222	16,043
Under Armour, Inc., Class C*	1,318	8,844
Unifi, Inc.*	2,394	19,319
Wolverine World Wide, Inc.	5,855	86,010
		3,751,906

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	30,733
Universal Corp.	2,612	130,443
Vector Group Ltd.	12,276	157,256
		318,432

Trading Companies & Distributors — 2.2%
Air Lease Corp.	5,985	250,472
Applied Industrial Technologies, Inc.	4,375	633,631
Beacon Roofing Supply, Inc.*	7,687	637,867
Boise Cascade Co.	4,352	393,203
Core & Main, Inc., Class A*	2,355	73,806
Distribution Solutions Group, Inc.*	112	5,831
DXP Enterprises, Inc.*	2,323	84,580
GATX Corp.	3,909	503,245
Global Industrial Co.	4,722	131,130
GMS, Inc.*	2,900	200,680
H&E Equipment Services, Inc.	4,346	198,829
Herc Holdings, Inc.	4,556	623,489
Mcgrath Rentcorp	2,655	245,534
MRC Global, Inc.*	5,657	56,966
MSC Industrial Direct Co., Inc., Class A	936	89,182
NOW, Inc.*	8,751	90,660
Rush Enterprises, Inc., Class A	5,962	362,132
SiteOne Landscape Supply, Inc.*	413	69,120
Textainer Group Holdings Ltd.	4,819	189,772
Titan Machinery, Inc.*	2,515	74,193
Triton International Ltd.	7,398	615,957
Univar Solutions, Inc.*	3,220	115,405
Veritiv Corp.	1,000	125,610
WESCO International, Inc.	5,493	983,577
Willis Lease Finance Corp.*	900	35,217
		6,790,088

Water Utilities — 0.5%
American States Water Co.	4,082	355,134
Artesian Resources Corp., Class A	1,177	55,578
California Water Service Group	6,097	314,788
Consolidated Water Co. Ltd.	1,751	42,427
Essential Utilities, Inc.	6,838	272,904
Middlesex Water Co.	2,133	172,048
Pure Cycle Corp.*	1,000	11,000
SJW Group	2,989	209,559
York Water Co. (The)	1,803	74,410
		1,507,848

Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	1,021	17,367
Shenandoah Telecommunications Co.	6,413	124,605
Spok Holdings, Inc.	2,839	37,730
United States Cellular Corp.*	1,551	27,344
		207,046

TOTAL COMMON STOCKS
(Identified Cost $165,645,695)		305,177,856

PREFERRED STOCKS — 0.1%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	28,236

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year CMT + 10.325%	4,390	117,301
TOTAL PREFERRED STOCKS
(Identified Cost $114,396)		145,537

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.780%	340,127	$340,127

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	1,951,648	1,951,648
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,291,775)		2,291,775
Total Investments — 100.7% (Identified Cost $168,051,866)		307,615,168
Liabilities in excess of Cash and Other Assets — (0.7%)		(2,014,858)
Net Assets — 100.0%		$305,600,310

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $7,212,085.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

CVR — Contingent Value Rights

Portfolio Sectors as of June 30, 2023

(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 97.8%
Australia — 5.9%
AMP Ltd.	59,607	$44,869
Ampol Ltd.	21,337	425,557
ANZ Group Holdings Ltd.	171,032	2,701,351
Aurizon Holdings Ltd.	247,637	646,657
Bendigo & Adelaide Bank Ltd.@	20,967	119,978
BlueScope Steel Ltd.	163,249	2,234,779
Challenger Ltd.	57,064	246,325
Cleanaway Waste Management Ltd.	139,337	240,402
Evolution Mining Ltd.	217,587	466,725
Fortescue Metals Group Ltd.@	17,284	255,375
Harvey Norman Holdings Ltd.@	136,089	315,482
Incitec Pivot Ltd.	255,280	465,950
Insurance Australia Group Ltd.	23,277	88,384
Lendlease Corp. Ltd.@	43,821	226,233
National Australia Bank Ltd.	258,849	4,547,040
Newcrest Mining Ltd.	80,215	1,411,759
Northern Star Resources Ltd.	104,349	839,706
Orica Ltd.	41,739	412,340
Origin Energy Ltd.	168,307	942,910
QBE Insurance Group Ltd.	41,216	430,236
Qube Holdings Ltd.	60,569	114,992
Rio Tinto Ltd.	21,996	1,680,511
Santos Ltd.	456,444	2,286,533
Seven Group Holdings Ltd.	3,940	64,697
Sonic Healthcare Ltd.	7,876	186,621
South32 Ltd.	637,438	1,596,607
Suncorp Group Ltd.	186,999	1,680,441
Tabcorp Holdings Ltd.	94,616	69,962
TPG Telecom Ltd.@	26,524	86,048
Treasury Wine Estates Ltd.	13,295	99,458
Viva Energy Group Ltd. ±	120,061	240,736
Westpac Banking Corp.	182,943	2,600,653
Whitehaven Coal Ltd.	121,581	543,451
Woodside Energy Group Ltd.	157,968	3,624,135
Worley Ltd.	30,039	315,966
Yancoal Australia Ltd.	14,480	44,178
		32,297,047

Austria — 0.1%
Erste Group Bank AG	7,953	278,487
Mondi PLC	10,432	158,851
		437,338

Belgium — 0.7%
Ageas SA	21,755	880,957
KBC Group NV	25,395	1,771,289
Solvay SA	9,936	1,109,154
		3,761,400

Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	139,286

Canada — 9.0%
Agnico Eagle Mines Ltd.	31,880	1,593,362
AltaGas Ltd.	24,518	440,482
ARC Resources Ltd.@	31,547	420,785
B2Gold Corp.	22,856	81,596
Bank of Montreal@	57,895	5,228,497
Bank of Montreal	3,141	283,668
Bank of Nova Scotia (The)@	104,892	5,248,796
Bank of Nova Scotia (The)@	24,894	1,245,499
Barrick Gold Corp.	65,719	1,112,623
Barrick Gold Corp.	6,619	111,970
Brookfield Corp.@	15,086	507,644
Canadian Imperial Bank of Commerce	16,359	698,202
Canadian Imperial Bank of Commerce	79,825	3,408,116
Cenovus Energy, Inc.	41,371	702,480
Fairfax Financial Holdings Ltd.	3,439	2,575,947
First Quantum Minerals Ltd.	69,639	1,647,470
Great-West Lifeco, Inc.@	16,930	491,638
iA Financial Corp., Inc.	15,555	1,059,701
Imperial Oil Ltd.@	7,194	368,045
Kinross Gold Corp.	173,331	826,912
Lundin Mining Corp.	146,222	1,145,714
Magna International, Inc.@	47,875	2,702,065
Manulife Financial Corp.	3,055	57,745
Manulife Financial Corp.	154,229	2,916,470
MEG Energy Corp.*	17,402	275,857
Nutrien Ltd.	50,591	2,987,398
Sun Life Financial, Inc.	3,972	207,063
Suncor Energy, Inc. ¥	67,770	1,987,954
Suncor Energy, Inc.	73,497	2,154,932
Teck Resources Ltd., Class B	92,145	3,879,304
Toronto-Dominion Bank (The)	1,730	107,228
Toronto-Dominion Bank (The)@	6,483	402,011
Tourmaline Oil Corp.@	15,422	726,659
West Fraser Timber Co. Ltd.	13,116	1,126,803
Whitecap Resources, Inc.@	51,254	358,652
		49,089,288

China — 0.1%
ESR Group Ltd. ±	59,000	101,195
Prosus NV*	1,797	131,595
Xinyi Glass Holdings Ltd.	23,000	35,809
		268,599

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	246	428,296
AP Moller - Maersk A/S, Class B	372	652,847
Carlsberg A/S, Class B	15,826	2,529,238
Chr Hansen Holding A/S	9,378	650,901
Danske Bank A/S*	41,578	1,011,497
Demant A/S*	12,776	540,174
DSV A/S	16,777	3,523,330
Genmab A/S*	1,182	446,920
H Lundbeck A/S	21,000	99,837
Novozymes A/S, B Shares, Class B	2,800	130,449
Pandora A/S	4,717	421,132
Rockwool International A/S, B Shares, Class B	858	221,683
Tryg A/S	15,313	331,350
Vestas Wind Systems A/S*	24,212	643,879
		11,631,533

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland — 0.9%
Nokia Oyj, ADR@	338,897	$1,409,812
Nordea Bank Abp	184,120	2,002,287
Stora Enso Oyj, R Shares	77,897	903,138
UPM-Kymmene Oyj	24,633	733,005
		5,048,242

France — 11.3%
Accor SA	6,035	224,035
Adevinta ASA*	8,113	53,212
ALD SA ±	6,961	74,477
Alstom SA@	7,849	233,991
Amundi SA ±	5,568	328,397
Arkema SA	12,548	1,181,653
AXA SA	96,903	2,857,639
BNP Paribas SA	58,992	3,715,557
Bollore SE	138,791	864,773
Bouygues SA	55,128	1,850,389
Carrefour SA	128,110	2,426,119
Cie de Saint-Gobain	92,022	5,596,097
Cie Generale des Etablissements Michelin SCA	119,912	3,540,747
Credit Agricole SA	62,747	744,401
Danone SA	5,607	343,485
Eiffage SA	10,100	1,053,399
Engie SA	170,127	2,826,966
Forvia*	4,468	105,164
Orange SA	322,578	3,767,074
Publicis Groupe SA	29,051	2,329,984
Renault SA	21,069	886,974
Rexel SA	15,388	379,653
Sanofi	38,892	4,167,506
Societe Generale SA	86,689	2,251,363
TotalEnergies SE@	332,966	19,093,129
Vinci SA	1,446	167,854
Vivendi SE	28,695	263,209
Worldline SA*±	3,145	114,966
		61,442,213

Germany — 7.1%
BASF SE	75,282	3,653,110
Bayer AG	93,338	5,160,763
Bayerische Motoren Werke AG	40,060	4,918,641
Commerzbank AG	137,947	1,527,857
Continental AG	11,257	848,800
Covestro AG*±	22,452	1,165,692
Daimler Truck Holding AG	61,594	2,217,976
Deutsche Bank AG	46,122	484,058
Deutsche Bank AG	92,725	976,394
E.ON SE	75,215	958,632
Evonik Industries AG	12,943	246,171
Fresenius Medical Care AG & Co. KGaA	11,995	572,903
Fresenius SE & Co. KGaA	42,320	1,171,576
Hapag-Lloyd AG ±	402	81,547
Heidelberg Materials AG	25,898	2,125,145
Mercedes-Benz Group AG	122,485	9,846,414
RWE AG	24,745	1,076,560
Siemens Energy AG*	13,742	242,624
Talanx AG	5,652	324,100
Telefonica Deutschland Holding AG	136,346	383,408
Vitesco Technologies Group AG Class A*	911	75,004
Volkswagen AG	4,164	694,741
Wacker Chemie AG	1,080	148,196
		38,900,312

Hong Kong — 1.8%
BOC Hong Kong Holdings Ltd.	302,500	924,563
Cathay Pacific Airways Ltd.@*	230,363	235,478
CK Asset Holdings Ltd.	210,069	1,163,476
CK Hutchison Holdings Ltd.	344,624	2,104,423
CK Infrastructure Holdings Ltd.	24,000	126,952
Hang Lung Properties Ltd.	194,000	299,566
Hang Seng Bank Ltd.	32,600	463,872
Henderson Land Development Co. Ltd.	133,684	397,503
MTR Corp. Ltd.	74,169	340,746
New World Development Co. Ltd.	231,859	570,475
Sun Hung Kai Properties Ltd.	145,677	1,834,906
Swire Pacific Ltd., Class A	53,500	409,989
Swire Pacific Ltd., Class B	127,500	160,595
Tsim Sha Tsui Properties Ltd.@	6,907	18,510
WH Group Ltd. ±	1,342,459	710,976
		9,762,030

Ireland — 0.7%
AIB Group PLC	31,002	130,243
Bank of Ireland Group PLC	56,367	537,454
CRH PLC, ADR@	40,650	2,265,425
Flutter Entertainment PLC*	3,025	606,996
		3,540,118

Israel — 0.4%
Bank Hapoalim B.M.	16,762	137,388
Bank Leumi Le-Israel BM	110,944	825,832
Delek Group Ltd.	904	102,704
Harel Insurance Investments & Financial Services Ltd.	13,270	103,253
Israel Discount Bank Ltd., Class A	113,726	564,562
Migdal Insurance & Financial Holding Ltd.	22,264	27,000
Phoenix Holdings Ltd. (The)	15,023	150,980
		1,911,719

Italy — 1.1%
Eni SpA	122,576	1,763,158
Mediobanca Banca di Credito Finanziario SpA	24,500	293,009
Telecom Italia SpA@*	570,741	160,556
UniCredit SpA	163,283	3,788,880
		6,005,603

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan — 21.0%
AGC, Inc.@	48,500	$1,735,372
Air Water, Inc.	14,100	194,798
Aisin Corp.	22,500	690,305
Alfresa Holdings Corp.	7,700	114,944
Amada Co. Ltd.	37,100	363,300
Aozora Bank Ltd.@	4,800	88,968
Asahi Group Holdings Ltd.	13,200	509,905
Asahi Kasei Corp.	191,300	1,288,635
Bank of Kyoto Ltd. (The)@	8,000	398,184
Bridgestone Corp.@	21,200	865,660
Brother Industries Ltd.	32,400	471,422
Canon Marketing Japan, Inc.@	9,700	240,324
Canon, Inc.@	33,500	879,899
Chiba Bank Ltd. (The)	63,800	386,395
Coca-Cola Bottlers Japan Holdings, Inc.@	13,975	147,600
COMSYS Holdings Corp.	2,900	57,168
Concordia Financial Group Ltd.	111,200	433,564
Cosmo Energy Holdings Co. Ltd.	11,900	324,107
Dai-ichi Life Holdings, Inc.	77,400	1,468,666
Daicel Corp.	52,000	463,440
Daiwa House Industry Co. Ltd.	42,100	1,106,367
Daiwa Securities Group, Inc.	143,400	735,708
DIC Corp.@	7,300	132,093
Dowa Holdings Co. Ltd.	9,600	302,447
ENEOS Holdings, Inc.	470,600	1,612,424
Ezaki Glico Co. Ltd.@	3,000	78,340
FUJIFILM Holdings Corp.	12,300	728,052
Fujikura Ltd.	10,500	87,503
Fukuoka Financial Group, Inc.	18,000	370,865
Hankyu Hanshin Holdings, Inc.	31,900	1,051,211
Haseko Corp.	22,300	274,007
Hino Motors Ltd.*	11,600	49,022
Hitachi Construction Machinery Co. Ltd.	8,000	223,320
Hitachi Ltd.	10,400	641,175
Honda Motor Co. Ltd.	155,400	4,675,085
House Foods Group, Inc.	2,800	62,192
Idemitsu Kosan Co. Ltd.	29,400	588,020
Iida Group Holdings Co. Ltd.	36,900	620,392
INFRONEER Holdings, Inc.	12,800	120,198
Inpex Corp.@	144,500	1,600,270
Isetan Mitsukoshi Holdings Ltd.	8,800	89,162
Isuzu Motors Ltd.	85,200	1,027,395
ITOCHU Corp.@	18,000	709,422
Iwatani Corp.	4,900	258,218
J. Front Retailing Co. Ltd.	35,100	335,322
Japan Post Holdings Co. Ltd.	71,600	514,317
Japan Post Insurance Co. Ltd.	4,500	67,565
JFE Holdings, Inc.	50,400	716,033
JTEKT Corp.	43,200	390,700
K’s Holdings Corp.	32,000	278,430
Kajima Corp.	54,000	812,086
Kamigumi Co. Ltd.	15,700	354,704
Kaneka Corp.	16,000	445,864
Kawasaki Heavy Industries Ltd.	32,800	835,145
Kawasaki Kisen Kaisha Ltd.@	11,100	270,702
Kobe Steel Ltd.	19,500	178,452
Komatsu Ltd.	46,800	1,258,746
Kuraray Co. Ltd.@	76,400	740,465
LIXIL Corp.	38,200	482,878
Mabuchi Motor Co. Ltd.@	5,100	141,660
Makita Corp.@	7,800	218,170
Marubeni Corp.	109,400	1,849,932
Mazda Motor Corp.	65,100	628,690
Mebuki Financial Group, Inc.	83,070	196,658
Medipal Holdings Corp.	17,700	288,386
Mitsubishi Chemical Group Corp.	185,800	1,111,491
Mitsubishi Corp.	107,100	5,143,650
Mitsubishi Electric Corp.	48,300	678,500
Mitsubishi Estate Co. Ltd.	82,000	971,759
Mitsubishi Gas Chemical Co., Inc.	26,800	388,270
Mitsubishi Heavy Industries Ltd.	24,000	1,116,213
Mitsubishi Logistics Corp.	2,500	61,489
Mitsubishi Materials Corp.	21,600	386,733
Mitsubishi Motors Corp.	41,900	145,508
Mitsubishi UFJ Financial Group, Inc.	206,400	1,523,379
Mitsubishi UFJ Financial Group, Inc., ADR@	434,108	3,199,376
Mitsui Chemicals, Inc.	47,200	1,383,338
Mitsui Fudosan Co. Ltd.	54,100	1,072,477
Mitsui OSK Lines Ltd.@	30,300	725,713
Mizuho Financial Group, Inc.	116,740	1,779,073
MS&AD Insurance Group Holdings, Inc.	24,728	873,307
NEC Corp.	37,100	1,790,786
NGK Insulators Ltd.	30,500	362,293
NH Foods Ltd.	15,533	419,933
Nippon Electric Glass Co. Ltd.@	2,400	42,089
Nippon Express Holdings, Inc.@	15,900	892,987
Nippon Steel Corp.	60,327	1,255,915
Nippon Yusen KK	58,100	1,284,445
Nissan Motor Co. Ltd.	222,800	908,216
Nisshin Seifun Group, Inc.	3,900	48,096
Niterra Co. Ltd.	10,600	211,787
Nomura Holdings, Inc.	175,700	666,295
Nomura Real Estate Holdings, Inc.	23,700	560,739
NSK Ltd.	59,600	378,925
Obayashi Corp.	72,500	625,039
Oji Holdings Corp.	226,000	842,008
Otsuka Holdings Co. Ltd.@	10,100	368,946
Panasonic Holdings Corp.	194,100	2,358,740
Resona Holdings, Inc.	184,200	881,204
Ricoh Co. Ltd.	74,900	634,570
Rohm Co. Ltd.	4,700	440,376
Santen Pharmaceutical Co. Ltd.	30,800	261,585
SBI Holdings, Inc.	20,500	393,321
Seiko Epson Corp.	37,600	583,433
Seino Holdings Co. Ltd.	20,400	289,116
Sekisui Chemical Co. Ltd.	16,000	229,752
Sekisui House Ltd.	46,000	926,248
Sharp Corp.@*	17,500	97,497

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Shimizu Corp.	49,600	$312,907
Shizuoka Financial Group, Inc.	46,000	331,224
Showa Denko KK	14,000	225,677
Sohgo Security Services Co., Ltd.	12,000	67,711
Sojitz Corp.	35,820	788,663
Stanley Electric Co. Ltd.	11,500	231,203
Subaru Corp.	90,700	1,699,034
Sumitomo Chemical Co. Ltd.	300,700	909,633
Sumitomo Corp.	94,000	1,981,039
Sumitomo Electric Industries Ltd.	164,200	1,999,372
Sumitomo Forestry Co. Ltd.@	33,800	815,866
Sumitomo Heavy Industries Ltd.@	26,000	619,481
Sumitomo Metal Mining Co. Ltd.	35,500	1,139,336
Sumitomo Mitsui Financial Group, Inc.	71,100	3,034,789
Sumitomo Mitsui Trust Holdings, Inc.	24,900	882,315
Sumitomo Realty & Development Co. Ltd.	42,000	1,034,173
Sumitomo Rubber Industries Ltd.	42,800	413,481
Suzuken Co. Ltd.	1,100	29,830
Suzuki Motor Corp.	20,700	746,115
Taiheiyo Cement Corp.	7,500	147,588
Taisei Corp.	7,200	250,537
Takashimaya Co. Ltd.@	5,700	79,518
Takeda Pharmaceutical Co. Ltd.	126,173	3,958,454
TDK Corp.	21,400	825,627
Teijin Ltd.	53,199	531,455
THK Co. Ltd.@	3,200	65,311
Toda Corp.	28,000	156,790
Tokai Carbon Co. Ltd.@	21,300	194,556
Tokyo Tatemono Co. Ltd.	37,600	482,198
Tokyu Fudosan Holdings Corp.	132,300	754,769
Toray Industries, Inc.	166,100	921,352
Tosoh Corp.	58,300	686,453
Toyo Seikan Group Holdings Ltd.	16,700	245,011
Toyo Tire Corp.@	3,700	48,835
Toyoda Gosei Co. Ltd.	15,300	288,621
Toyota Boshoku Corp.	3,600	64,006
Toyota Motor Corp.	370,350	5,925,035
Toyota Tsusho Corp.	26,700	1,320,983
Tsuruha Holdings, Inc.@	1,000	74,188
Yamada Holdings Co. Ltd.	93,100	273,825
Yamaha Motor Co. Ltd.@	37,200	1,062,673
Yamazaki Baking Co. Ltd.	11,300	152,786
Yokohama Rubber Co. Ltd. (The)@	27,600	602,516
Z Holdings Corp.	90,000	216,057
Zeon Corp.	28,500	274,443
		114,450,502

Netherlands — 4.6%
ABN AMRO Group NV GDR ±	42,957	667,027
Aegon NV@	149,418	754,898
Akzo Nobel NV	20,561	1,676,431
ArcelorMittal SA@	60,669	1,658,690
ArcelorMittal SA =	1,708	46,464
ASR Nederland NV	2,953	132,888
Coca-Cola Europacific Partners PLC	10,606	682,823
Heineken NV	14,477	1,487,790
ING Groep NV	253,754	3,416,348
JDE Peet’s NV@	9,259	275,419
Koninklijke Ahold Delhaize NV	179,778	6,132,394
Koninklijke KPN NV	211,274	753,643
Koninklijke Philips NV ¢	34,541	746,586
Koninklijke Philips NV@	14,062	305,005
NN Group NV@	31,090	1,150,411
Randstad NV	16,773	884,204
Stellantis NV	191,757	3,366,757
Stellantis NV@	56,317	987,800
		25,125,578

New Zealand — 0.3%
Auckland International Airport Ltd.*	121,547	637,774
EBOS Group Ltd.@	16,843	379,868
Fletcher Building Ltd.	87,592	291,353
Port of Tauranga Ltd.	3,033	11,615
Ryman Healthcare Ltd.@	22,869	92,348
Summerset Group Holdings Ltd.	14,495	85,309
		1,498,267

Norway — 0.8%
Aker ASA, A Shares	2,155	122,169
Aker BP ASA	3,860	90,552
DNB Bank ASA	96,212	1,799,000
Elkem ASA ±*	36,022	83,363
Norsk Hydro ASA	88,167	524,060
SpareBank 1 SR-Bank ASA	18,440	223,508
Storebrand ASA	56,200	438,035
Subsea 7 SA	28,831	358,991
Wallenius Wilhelmsen ASA	13,553	93,880
Yara International ASA	11,049	390,137
		4,123,695

Portugal — 0.0%
EDP Renovaveis SA@	3,173	63,344
Galp Energia SGPS SA	16,108	188,426
		251,770

Singapore — 1.2%
City Developments Ltd.	58,800	292,174
Great Eastern Holdings Ltd.	3,000	39,175
Hafnia Ltd.	12,769	62,396
Hongkong Land Holdings Ltd.	101,200	394,680
Keppel Corp. Ltd.	311,700	1,546,515
Olam Group Ltd.	94,300	96,922
Oversea-Chinese Banking Corp. Ltd.	99,449	903,012
Seatrium Ltd.*	5,948,805	549,838
Singapore Airlines Ltd.@	195,249	1,032,261
United Overseas Bank Ltd.	35,100	726,708
UOL Group Ltd.@	47,218	224,149
Wilmar International Ltd.	273,400	768,205
		6,636,035

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	228,555	1,753,776

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain (Continued)
Banco Bilbao Vizcaya Argentaria SA, ADR@	210,800	$1,618,944
Banco de Sabadell SA	74,625	85,828
Banco Santander SA	1,654,430	6,110,990
Banco Santander SA, ADR	210,864	782,305
CaixaBank SA	146,848	606,831
Repsol SA@	195,616	2,845,372
Telefonica SA	6,496	26,179
		13,830,225

Sweden — 2.5%
AFRY AB	3,038	44,843
Boliden AB*	30,464	879,995
Electrolux AB, Class B	16,903	230,695
Essity AB, B Shares	3,803	101,234
Getinge AB, B Shares@	7,190	125,963
Holmen AB, B Shares	11,612	417,093
Husqvarna AB, B Shares@	30,403	275,239
Loomis AB	8,247	240,558
Millicom International Cellular SA, SDR*	20,565	314,328
Saab AB, Class B	4,192	226,675
Securitas AB, B Shares@	47,497	389,564
Skandinaviska Enskilda Banken AB, Class A	140,768	1,555,119
Skanska AB, B Shares@	40,249	564,065
SKF AB	839	14,531
SKF AB, B Shares	64,782	1,126,816
SSAB AB, A Shares	29,362	208,590
SSAB AB, B Shares	84,454	584,934
Svenska Cellulosa AB SCA, A Shares	244	3,117
Svenska Cellulosa AB SCA, B Shares@	33,674	429,146
Svenska Handelsbanken AB, A Shares	54,423	455,857
Svenska Handelsbanken AB, B Shares@	1,918	19,135
Swedbank AB, A Shares	38,879	655,532
Swedish Orphan Biovitrum AB*	6,963	135,834
Telefonaktiebolaget LM Ericsson, B Shares	165,860	898,245
Telia Co. AB	223,825	490,801
Trelleborg AB, B Shares	31,022	751,867
Vitrolife AB	3,603	69,953
Volvo AB, A Shares	17,414	370,712
Volvo AB, B Shares	101,851	2,105,891
Volvo Car AB, Class B@*	14,136	56,123
		13,742,455

Switzerland — 10.4%
ABB Ltd.	10,562	415,140
Alcon, Inc. µ	30,384	2,515,451
Alcon, Inc.	1,965	161,346
Baloise Holding AG	6,063	890,094
Banque Cantonale Vaudoise@	1,642	173,364
Barry Callebaut AG	187	360,817
Cie Financiere Richemont SA, Class A	36,248	6,141,567
DSM-Firmenich AG*	15,922	1,713,433
Holcim AG*	48,710	3,276,177
Julius Baer Group Ltd.	38,000	2,391,956
Lonza Group AG	2,497	1,488,073
Novartis AG	122,351	12,302,765
Novartis AG, ADR@	20,130	2,031,318
SIG Group AG@*	33,586	926,096
Swatch Group AG (The) µ	6,226	341,889
Swatch Group AG (The) µ	1,834	535,006
Swiss Life Holding AG	4,035	2,357,751
Swiss Prime Site AG	1,574	136,552
Swiss Re AG	23,316	2,345,537
Swisscom AG	4,128	2,572,592
UBS Group AG*	270,713	5,472,936
Zurich Insurance Group AG	17,576	8,343,715
		56,893,575

United Kingdom — 13.3%
Anglo American PLC	68,697	1,948,184
Associated British Foods PLC	19,275	487,382
Aviva PLC	239,234	1,200,724
Barclays PLC, ADR	330,258	2,595,828
Barratt Developments PLC	47,310	248,446
Bellway PLC	1,481	37,392
BP PLC	299,981	1,746,202
BP PLC, ADR	98,123	3,462,761
British American Tobacco PLC	135,808	4,498,176
BT Group PLC	1,231,112	1,912,956
Dowlais Group PLC*	38,137	61,511
DS Smith PLC	127,033	438,500
Endeavour Mining PLC	18,998	455,321
Glencore PLC	645,274	3,642,667
HSBC Holdings PLC, ADR@	201,042	7,965,284
Investec PLC	30,868	172,804
J Sainsbury PLC	422,622	1,443,803
Kingfisher PLC	420,977	1,238,762
Legal & General Group PLC	83,264	240,359
Lloyds Banking Group PLC	7,496,521	4,150,019
Lloyds Banking Group PLC, ADR	217,015	477,433
Marks & Spencer Group PLC*	24,148	59,097
Melrose Industries PLC	105,417	677,698
NatWest Group PLC	151,590	463,586
Natwest Group PLC, ADR@	107,133	655,654
Pearson PLC	17,918	187,053
Pearson PLC, ADR@	5,700	59,736
Persimmon PLC	11,130	144,955
Shell PLC, ADR	437,830	26,436,175
Standard Chartered PLC	199,242	1,728,244
Taylor Wimpey PLC	139,975	182,657
Tesco PLC	378,871	1,195,216
Vodafone Group PLC	2,697,977	2,534,530
		72,749,115

TOTAL COMMON STOCKS
(Identified Cost $448,593,584)		533,535,945

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 1.1%
Germany — 1.0%
Bayerische Motoren Werke AG, 8.216%	7,858	$893,479
Henkel AG & Co. KGaA, 2.525%	2,169	173,393
Porsche Automobil Holding SE, 4.636%	17,284	1,040,334
Volkswagen AG, 22.618%	24,782	3,324,559
		5,431,765

Italy — 0.1%
Telecom Italia SpA, 6.500%*	711,381	193,754
TOTAL PREFERRED STOCKS
(Identified Cost $7,715,951)		5,625,519

SHORT-TERM INVESTMENTS — 7.3%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 4.780%	248,934	248,934

Collateral For Securities On Loan — 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	39,745,759	$39,745,759

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $39,994,693)		39,994,693

Total Investments — 106.2%
(Identified Cost $496,304,228)		579,156,157
Liabilities in excess of Cash and Other Assets — (6.2%)		(33,732,519)
Net Assets — 100.0%		$545,423,638

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $60,326,686.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2023 amounted to $3,568,376 or 0.65% of the net assets of the Fund.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

Ten largest industry holdings as of June 30, 2023

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.5%
Oil, Gas & Consumable Fuels	13.6%
Automobiles	7.9%
Insurance	6.4%
Metals & Mining	6.0%
Pharmaceuticals	5.2%
Chemicals	4.7%
Automobile Components	2.4%
Machinery	2.4%
Trading Companies & Distributors	2.2%

Country weightings as of June 30, 2023

(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	13,435,985	$246,953,410

TOTAL MUTUAL FUNDS
(Identified Cost $140,980,077)		246,953,410

Total Investments — 100.1%
(Identified Cost $140,980,077)		246,953,410
Liabilities in excess of Cash and Other Assets — (0.1%)		(162,084)
Net Assets — 100.0%		$246,791,326

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 97.3%
Belgium — 0.0%
Titan Cement International SA	2,956	$55,932

Brazil — 3.8%
Atacadao SA	28,162	65,873
Banco Bradesco SA	70,133	214,433
Banco Bradesco SA, ADR	136,380	471,875
Banco do Brasil SA	51,498	531,306
Banco Santander Brasil SA	19,597	125,361
BRF SA*	45,699	85,038
Camil Alimentos SA	8,900	13,123
Cia Brasileira de Distribuicao*	20,555	80,319
Cia Siderurgica Nacional SA	34,656	87,794
Cia Siderurgica Nacional SA, ADR	17,252	44,683
Cogna Educacao*	137,975	93,939
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,113	126,598
Dexco SA	34,954	60,955
Embraer SA*	7,694	29,791
Embraer SA, ADR*	12,729	196,790
Enauta Participacoes SA	13,118	37,643
Ez Tec Empreendimentos e Participacoes SA	8,100	31,160
Gerdau SA, ADR	101,234	528,441
GRUPO DE MODA SOMA SA	32,600	81,701
Hapvida Participacoes e Investimentos SA*±	222,277	203,328
Iochpe Maxion SA	12,197	31,816
IRB Brasil Resseguros SA*	5,122	46,586
Jalles Machado SA	15,200	23,872
JBS SA	63,545	231,714
JHSF Participacoes SA	40,831	43,405
Movida Participacoes SA	18,600	40,904
MRV Engenharia e Participacoes SA	22,336	53,972
Natura & Co. Holding SA*	68,808	240,559
Petroleo Brasileiro SA	344,373	2,380,591
Petroleo Brasileiro SA, ADR	1,600	22,128
Positivo Tecnologia SA	9,100	17,523
TIM SA	62,197	189,908
Tupy SA	3,847	21,066
Ultrapar Participacoes SA	45,846	180,868
Usinas Siderurgicas de Minas Gerais SA	9,100	13,855
Vale SA	20,412	273,768
Via S/A*	96,044	43,126
Vibra Energia SA	29,109	109,732
YDUQS Participacoes SA*	12,700	52,570
Zamp SA*	22,200	21,096
		7,149,210

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	10,000	13,910

Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	52,101

Cayman Islands — 0.0%
Baozun, Inc., Class A*	4,600	6,105
Edvantage Group Holdings Ltd.	32,244	9,341
Fulgent Sun International Holding Co. Ltd.	8,000	35,447
Gourmet Master Co. Ltd.	5,000	23,038
		73,931

Chile — 0.6%
Banco de Credito e Inversiones SA	363	11,092
Banco Itau Chile SA	2,264	24,285
CAP SA	4,662	34,527
Cencosud SA	98,037	190,008
Cia Sud Americana de Vapores SA	206,953	14,055
Empresa Nacional de Telecomunicaciones SA	13,467	54,422
Empresas CMPC SA	61,213	117,119
Empresas COPEC SA	28,747	213,338
Enel Americas SA*	873,666	116,586
Falabella SA	38,983	93,597
Grupo Security SA	123,808	31,348
Inversiones Aguas Metropolitanas SA	38,384	31,358
PAZ Corp. SA	9,073	6,111
Ripley Corp. SA	81,141	15,788
Sigdo Koppers SA	27,803	42,622
SMU SA	147,411	25,924
Sociedad Matriz SAAM SA	298,644	31,833
SONDA SA	83,103	40,735
		1,094,748

China — 27.7%
360 Security Technology, Inc., Class A*	20,500	35,389
361 Degrees International Ltd.*@	71,000	33,797
3SBio, Inc. ±	106,000	106,460
A-Living Smart City Services Co. Ltd.*±	41,000	26,371
AAC Technologies Holdings, Inc.	60,500	142,371
Accelink Technologies Co. Ltd. Class A*	7,000	35,742
Addsino Co Ltd., Class A	16,300	22,439
Advanced Technology & Materials Co. Ltd. Class A	13,900	18,121
Agile Group Holdings Ltd.*@	131,091	20,744
Agricultural Bank of China Ltd., H Shares	1,776,000	698,070
Alibaba Group Holding Ltd.*	202,200	2,095,283
Aluminum Corp. of China Ltd., H Shares	328,000	141,062
Angang Steel Co. Ltd., H Shares	142,999	37,410
Anhui Conch Cement Co. Ltd., H Shares	104,000	276,059
Anhui Guangxin Agrochemical Co. Ltd., Class A	3,080	11,482
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,500	6,496
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	16,244
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	13,526

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	$23,967
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	4,400	13,895
Asia Cement China Holdings Corp.	40,000	19,755
Avary Holding Shenzhen Co. Ltd., Class A	12,300	41,130
AviChina Industry & Technology Co. Ltd., H Shares @	254,000	123,175
BAIC Motor Corp. Ltd., H Shares ±	145,000	35,158
Baidu, Inc., ADR*	11,412	1,562,417
Baidu, Inc., Class A*	5,150	87,279
Bank of Beijing Co. Ltd., Class A	98,400	62,719
Bank of Changsha Co. Ltd., Class A	25,500	27,241
Bank of Chengdu Co. Ltd., Class A*	26,000	43,703
Bank of China Ltd., H Shares	5,514,902	2,209,902
Bank of Chongqing Co. Ltd., H Shares @	46,500	23,855
Bank of Communications Co. Ltd., H Shares	529,400	350,636
Bank of Guiyang Co. Ltd., Class A	22,500	15,983
Bank of Hangzhou Co. Ltd., Class A	32,101	51,925
Bank of Jiangsu Co. Ltd. Class A*	80,100	81,048
Bank of Nanjing Co. Ltd., Class A	61,300	67,511
Bank of Ningbo Co. Ltd., Class A	38,780	135,067
Bank of Shanghai Co. Ltd., Class A	68,500	54,223
Bank of Suzhou Co. Ltd., Class A	22,220	20,036
Baoshan Iron & Steel Co. Ltd., Class A	100,300	77,599
BBMG Corp., H Shares @	184,000	20,194
Beijing Capital Development Co. Ltd., Class A	12,200	6,550
Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	48,000	19,031
Beijing Capital International Airport Co. Ltd., H Shares*	190,000	122,933
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,000	16,355
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	18,707
Beijing Energy International Holding Co. Ltd.	310,000	7,794
Beijing Enlight Media Co. Ltd., Class A	11,300	12,585
Beijing Enterprises Holdings Ltd.	46,000	166,424
Beijing Enterprises Water Group Ltd.	448,000	106,340
Beijing GeoEnviron Engineering & Technology, Inc., Class A*	11,232	14,488
Beijing Haixin Energy Technology Co. Ltd.	35,800	16,855
Beijing Jetsen Technology Co. Ltd. Class A*	28,600	24,844
Beijing Jingyuntong Technology Co. Ltd., Class A	22,000	18,323
Beijing New Building Materials PLC Class A	10,000	33,742
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	8,200	12,688
Beijing Originwater Technology Co. Ltd., Class A	5,558	4,101
Beijing Shougang Co. Ltd., Class A	27,500	13,250
Beijing Shunxin Agriculture Co. Ltd., Class A*	1,300	6,029
Beijing Sinnet Technology Co. Ltd., Class A*	12,200	18,055
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	12,362
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	16,480
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	78,204
BGI Genomics Co. Ltd. Class A	1,800	14,865
BOC International China Co. Ltd., Class A	14,300	20,985
BOE Technology Group Co. Ltd., Class A	220,300	124,039
Bohai Leasing Co. Ltd., Class A*	64,900	18,762
Bright Dairy & Food Co. Ltd., Class A	7,700	11,024
Brilliance China Automotive Holdings Ltd.@	178,000	72,463
BTG Hotels Group Co. Ltd., Class A*	5,700	14,870
BYD Electronic International Co. Ltd.	67,500	204,154
C C Land Holdings Ltd.	106,500	21,746
C&D International Investment Group Ltd.	28,187	63,885
Caitong Securities Co. Ltd., Class A	15,470	15,419
CECEP Solar Energy Co. Ltd., Class A	30,100	28,094
CECEP Wind-Power Corp., Class A	49,010	24,761
Central China Management Co. Ltd.	81,000	3,876
CGN New Energy Holdings Co. Ltd.@	130,000	36,166
Changjiang Securities Co. Ltd., Class A	39,900	31,858
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	4,900	12,898
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	11,002
Chengtun Mining Group Co. Ltd., Class A	19,700	13,180
China Aircraft Leasing Group Holdings Ltd.	16,000	8,290
China Baoan Group Co. Ltd., Class A	9,000	14,954
China BlueChemical Ltd., H Shares	192,000	43,124
China Bohai Bank Co. Ltd., Class H*±	141,000	21,773
China CAMC Engineering Co. Ltd. Class A*	20,600	33,832
China Cinda Asset Management Co. Ltd., Class H	664,000	66,095
China Citic Bank Corp. Ltd., H Shares	613,000	287,882
China Coal Energy Co. Ltd., H Shares	181,000	134,433
China Communication Services Corp. Ltd., H Shares	231,600	114,086

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Conch Environment Protection Holdings Ltd.*@	97,500	$28,494
China Conch Venture Holdings Ltd.	91,500	119,104
China Construction Bank Corp., H Shares*	7,032,810	4,550,325
China CSSC Holdings Ltd., Class A	6,500	29,448
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	16,988
China Education Group Holdings Ltd.@	30,000	23,354
China Energy Engineering Corp.	88,674	28,565
China Energy Engineering Corp. Ltd., H Shares @	152,000	18,622
China Everbright Bank Co. Ltd., H Shares	241,000	69,200
China Feihe Ltd. ±	110,000	61,205
China Foods Ltd.	86,000	30,401
China Galaxy Securities Co. Ltd., H Shares	194,500	103,753
China Gas Holdings Ltd.	228,400	261,453
China Great Wall Securities Co. Ltd., Class A*	8,500	9,513
China Greatwall Technology Group Co. Ltd. Class A	15,387	29,295
China High Speed Transmission Equipment Group Co. Ltd.*	44,000	13,701
China Hongqiao Group Ltd.	189,000	153,400
China Huiyuan Juice Group Ltd.*§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	43,235
China Jinmao Holdings Group Ltd.	476,464	69,925
China Jushi Co. Ltd., Class A	22,631	44,115
China Lesso Group Holdings Ltd.	100,000	65,595
China Lilang Ltd.	31,000	16,616
China Medical System Holdings Ltd.	97,000	157,953
China Meheco Co. Ltd., Class A	13,860	24,766
China Merchants Bank Co. Ltd., H Shares	240,000	1,090,352
China Merchants Port Holdings Co. Ltd.	94,516	133,403
China Merchants Property Operation & Service Co. Ltd. Class A*	5,000	10,359
China Merchants Securities Co. Ltd., H Shares ±	19,660	18,516
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	39,463
China Minsheng Banking Corp. Ltd., H Shares	395,880	146,510
China Modern Dairy Holdings Ltd.@	290,000	30,347
China National Accord Medicines Corp. Ltd., Class A	6,760	40,584
China National Building Material Co. Ltd., H Shares	396,850	244,106
China National Medicines Corp. Ltd., Class A	2,900	15,510
China National Nuclear Power Co. Ltd., Class A	101,100	98,121
China New Higher Education Group Ltd. ±	74,000	22,004
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A*	15,100	9,812
China Nonferrous Mining Corp. Ltd.	27,000	12,749
China Oil & Gas Group Ltd.*	200,000	6,126
China Oilfield Services Ltd., H Shares	112,000	115,630
China Overseas Grand Oceans Group Ltd.	141,402	66,226
China Overseas Land & Investment Ltd.	279,000	608,132
China Pacific Insurance Group Co. Ltd., H Shares	162,600	420,195
China Petroleum & Chemical Corp., H Shares	1,946,400	1,140,119
China Railway Group Ltd., H Shares	291,000	191,995
China Railway Signal & Communication Corp. Ltd. H Shares ±	149,000	56,284
China Reinsurance Group Corp., H Shares	323,000	21,847
China Renaissance Holdings Ltd. @*±<>	11,300	10,484
China Resources Cement Holdings Ltd.	238,000	98,104
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	15,108
China Resources Gas Group Ltd.	70,000	239,408
China Resources Land Ltd.	302,000	1,279,530
China Resources Medical Holdings Co. Ltd.	71,500	54,839
China Resources Pharmaceutical Group Ltd. ±	134,500	117,061
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,100	42,589
China Risun Group Ltd.	58,000	26,942
China Sanjiang Fine Chemicals Co. Ltd.*	44,000	7,300
China Shanshui Cement Group Ltd.*@	53,000	7,575
China Shenhua Energy Co. Ltd., H Shares	293,000	895,527
China Shineway Pharmaceutical Group Ltd.	36,000	40,567
China South City Holdings Ltd.*@	508,000	31,766
China South Publishing & Media Group Co. Ltd., Class A	11,600	18,524
China State Construction Engineering Corp. Ltd., Class A	158,300	125,088
China State Construction International Holdings Ltd.	28,000	31,909
China Sunshine Paper Holdings Co. Ltd.*	26,000	9,091
China Taiping Insurance Holdings Co. Ltd.	137,800	143,146
China Tianrui Group Cement Co. Ltd.*@	11,000	8,535
China Tower Corp. Ltd., Class H ±	3,372,000	374,380
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	121,108
China TransInfo Technology Co. Ltd., Class A*	6,900	12,956

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Travel International Investment Hong Kong Ltd.*	180,000	$35,145
China Vanke Co. Ltd., Class H	133,972	179,860
China Yongda Automobiles Services Holdings Ltd.	84,000	42,236
China Zheshang Bank Co. Ltd., Class H @	96,000	31,485
Chinasoft International Ltd.*	174,000	109,472
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	16,870
Chongqing Changan Automobile Co. Ltd., Class A*	40,430	71,965
Chongqing Department Store Co. Ltd., Class A	2,400	10,388
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	79,890
Chow Tai Seng Jewellery Co. Ltd. Class A	9,125	22,335
CIFI Ever Sunshine Services Group Ltd. §	18,000	5,255
CIMC Enric Holdings Ltd.	74,000	66,105
CITIC Ltd.	356,000	424,783
CITIC Securities Co. Ltd., Class H	83,950	152,130
Citychamp Watch & Jewellery Group Ltd.*	62,000	8,703
CMGE Technology Group Ltd.*	90,000	20,100
CMOC Group Ltd. Class H	66,000	34,533
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	17,401
CNOOC Energy Technology & Services Ltd., Class A	62,100	26,245
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	13,650	16,912
COFCO Biotechnology Co. Ltd., Class A*	15,100	16,838
COFCO Joycome Foods Ltd.@*	162,000	38,867
Concord New Energy Group Ltd.	420,000	34,839
Consun Pharmaceutical Group Ltd.	23,000	15,556
COSCO SHIPPING Development Co. Ltd., H Shares	324,200	40,132
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares*	62,000	62,190
COSCO SHIPPING Holdings Co. Ltd., H Shares	244,199	220,016
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	11,064
COSCO SHIPPING Ports Ltd.	156,998	93,365
Country Garden Holdings Co. Ltd.*@	847,376	171,941
CPMC Holdings Ltd.	53,000	26,311
CSG Holding Co. Ltd., Class A*	19,500	15,999
CSR Corp., Ltd., Class H	38,000	20,804
CSSC Hong Kong Shipping Co. Ltd.	70,000	11,613
CTS International Logistics Corp. Ltd., Class A	11,000	13,795
Daan Gene Co. Ltd., Class A	9,400	12,902
Dali Foods Group Co. Ltd. ±	38,500	17,196
Daqin Railway Co. Ltd., Class A	85,800	87,760
DBG Technology Co. Ltd.,Class A	7,000	10,311
DHC Software Co. Ltd., Class A	28,100	27,311
Dian Diagnostics Group Co. Ltd. Class A	4,800	16,936
Digital China Holdings Ltd.	62,000	24,686
Digital China Information Service Co. Ltd., Class A	10,000	16,933
Dong-E-E-Jiao Co. Ltd., Class A	3,300	24,282
Dongfang Electric Corp. Ltd. H Shares	21,000	26,853
Dongxing Securities Co. Ltd., Class A	12,000	13,249
Dongyue Group Ltd.	104,000	77,774
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	16,656
E-Commodities Holdings Ltd.	94,000	12,596
EEKA Fashion Holdings Ltd.	8,000	10,516
Essex Bio-technology Ltd.	37,000	16,951
Eternal Asia Supply Chain Management Ltd. Class A	24,300	17,061
Everbright Securities Co. Ltd., Class H*±	16,000	10,985
Fangda Carbon New Material Co. Ltd., Class A*	15,700	13,400
Fangda Special Steel Technology Co. Ltd., Class A*	19,000	12,110
Far East Horizon Ltd.@	187,000	147,958
FAW Jiefang Group Co. Ltd., Class A*	24,100	27,769
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	16,264
FIH Mobile Ltd.*	203,000	20,466
Financial Street Holdings Co. Ltd., Class A	23,300	14,498
FinVolution Group, ADR	11,439	52,619
Fosun International Ltd.	195,500	134,225
Founder Securities Co. Ltd., Class A	23,800	21,428
Foxconn Industrial Internet Co. Ltd. Class A	58,500	202,945
Fu Shou Yuan International Group Ltd.	44,000	30,265
Fufeng Group Ltd.	153,000	77,320
Fujian Funeng Co. Ltd., Class A	14,100	22,419
Fujian Sunner Development Co. Ltd., Class A	9,000	23,726
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	7,843
GCL Energy Technology Co. Ltd.	4,200	7,765
GCL Technology Holdings Ltd.@	395,000	91,239
GDS Holdings Ltd., Class A*	50,000	68,275
Geely Automobile Holdings Ltd.	401,000	489,224
GEM Co. Ltd., Class A*	33,500	31,867
Gemdale Corp., Class A	19,200	19,057
Gemdale Properties & Investment Corp. Ltd.*	442,000	25,665
Genertec Universal Medical Group Co. Ltd. ±	75,500	41,431
GF Securities Co. Ltd., Class H*	64,200	88,648
Giant Network Group Co. Ltd., Class A	9,400	23,202
GoerTek, Inc., Class A	18,300	44,717

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Golden Eagle Retail Group Ltd.*	15,000	$12,481
Gotion High-tech Co. Ltd., Class A*	5,100	19,392
Grand Pharmaceutical Group Ltd.	88,500	49,920
Grandjoy Holdings Group Co. Ltd., Class A*	30,000	15,116
Greattown Holdings Ltd., Class A*	34,100	14,506
Greatview Aseptic Packaging Co. Ltd.*	88,000	24,145
Gree Electric Appliances, Inc., Class A	13,800	69,360
Greenland Hong Kong Holdings Ltd.	112,000	6,146
Greentown China Holdings Ltd.	78,500	78,640
Greentown Service Group Co. Ltd.	34,000	16,271
GRG Banking Equipment Co. Ltd., Class A	12,500	20,168
Guangdong HEC Technology Holding Co. Ltd., Class A	11,800	11,712
Guangdong Provincial Expressway Development Co. Ltd. Class A	12,700	13,707
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,884
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	10,425
Guanghui Energy Co. Ltd., Class A	48,700	45,991
Guangshen Railway Co. Ltd.,Class H*	82,000	25,952
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	16,204
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	112,042
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	48,290
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	31,743
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	15,772
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	8,868
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	32,400	19,759
Guosen Securities Co. Ltd., Class A	22,400	26,921
Guosheng Financial Holding, Inc., Class A*	14,131	17,080
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	34,011
Haier Smart Home Co. Ltd., Class A	20,500	66,263
Hainan Meilan International Airport Co. Ltd., H Shares*	14,000	17,348
Haitian International Holdings Ltd.	44,000	102,644
Haitong Securities Co. Ltd., Class H	169,600	103,890
Han's Laser Technology Industry Group Co. Ltd., Class A	8,900	32,101
Hang Zhou Great Star Industrial Co. Ltd., Class A	4,400	13,253
Hangcha Group Co. Ltd. Class A	8,000	25,936
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	27,805
Hangzhou Robam Appliances Co. Ltd. Class A	2,900	10,096
Harbin Electric Co. Ltd., H Shares	16,000	6,432
Health & Happiness H&H International Holdings Ltd.	18,500	23,798
Heilongjiang Agriculture Co. Ltd., Class A	8,000	14,681
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	16,051
Hengan International Group Co. Ltd.	55,500	233,729
Hengli Petrochemical Co. Ltd., Class A*	35,500	70,032
Hengtong Optic-electric Co. Ltd., Class A	9,680	19,536
Hengyi Petrochemical Co. Ltd., Class A	25,000	23,334
Hesteel Co. Ltd., Class A	65,500	20,378
Hi Sun Technology China Ltd.*	138,000	12,504
Holitech Technology Co. Ltd., Class A*	35,900	17,446
Hongda Xingye Co. Ltd., Class A*	21,200	6,537
Hope Education Group Co. Ltd.*@±	120,000	7,963
Hopson Development Holdings Ltd.@	92,637	65,730
Hua Han Health Industry Holdings Ltd.@*§	504,000	—
Hua Hong Semiconductor Ltd.*@±	43,000	140,480
Huafon Chemical Co. Ltd., Class A	27,754	26,210
Huafon Microfibre Shanghai Technology Co. Ltd., Class T*	25,700	12,772
Huaibei Mining Holdings Co. Ltd. Class A	10,400	16,493
Huapont Life Sciences Co. Ltd., Class A	27,600	18,998
Huatai Securities Co. Ltd., Class H ±	58,600	72,390
Huaxi Securities Co. Ltd., Class A	12,600	14,414
Huaxia Bank Co. Ltd., Class A	43,300	32,248
Huaxin Cement Co. Ltd.	17,700	15,337
Huaxin Cement Co. Ltd., Class A	7,000	11,901
Huayu Automotive Systems Co. Ltd., Class A	17,500	44,472
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	7,269
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A*	4,400	17,590
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	28,754
Humanwell Healthcare Group Co. Ltd., Class A	9,700	35,974
Hunan Valin Steel Co. Ltd., Class A	47,300	31,060
Hytera Communications Corp. Ltd., Class A*	23,400	18,716
Industrial & Commercial Bank of China Ltd., H Shares	4,186,000	2,232,961
Industrial Bank Co. Ltd. Class A	122,900	264,781
Industrial Securities Co. Ltd., Class A	52,910	44,577
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,621
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	169,960	41,881
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	21,839

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Inner Mongolia ERDOS Resources Co. Ltd. Class A	11,760	$14,522
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	31,213
Inner Mongolia Yitai Coal Co. Ltd. Class H	9,800	21,536
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	34,346
Intco Medical Technology Co. Ltd. Class A	5,700	17,263
JCET Group Co. Ltd., Class A	12,895	55,332
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	18,965
Jiangsu Eastern Shenghong Co. Ltd., Class A	10,600	17,248
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	10,795
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	17,627
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	10,961
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	17,947
Jiangsu Shagang Co. Ltd.	38,000	20,977
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	18,674
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	27,745
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	16,212
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	25,188
Jiangxi Copper Co. Ltd., H Shares	70,000	107,555
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	11,394
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A*	7,300	16,119
Jingrui Holdings Ltd.*@	43,000	466
Jinke Smart Services Group Co. Ltd., Class H @*	12,000	17,274
Jinneng Science&Technology Co. Ltd., Class A	10,600	11,805
Jizhong Energy Resources Co. Ltd., Class A	21,200	18,620
JNBY Design Ltd.	16,500	17,877
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	32,720
Jointown Pharmaceutical Group Co. Ltd., Class A	15,943	22,782
Joyoung Co. Ltd. Class A	1,600	3,293
Ju Teng International Holdings Ltd.	56,000	9,076
Kingboard Holdings Ltd.	71,500	194,809
Kingboard Laminates Holdings Ltd.	79,000	74,302
Kingfa Sci & Tech Co. Ltd. Class A	13,400	16,104
Kingsoft Corp. Ltd.	29,000	114,172
Kunlun Energy Co. Ltd.	354,000	278,285
KWG Living Group Holdings Ltd.*@	65,000	7,466
Lao Feng Xiang Co. Ltd., Class A	2,700	25,974
LB Group Co. Ltd., Class A	11,200	25,440
Lee & Man Chemical Co. Ltd.	16,000	9,658
Lee & Man Paper Manufacturing Ltd.	122,000	40,480
Legend Holdings Corp., H Shares ±	38,400	35,577
Lenovo Group Ltd.	100,000	104,262
Lens Technology Co. Ltd., Class A	24,140	39,081
Leo Group Co. Ltd., Class A*	48,000	15,198
LexinFintech Holdings Ltd., ADR*	16,062	36,782
Leyard Optoelectronic Co. Ltd., Class A	20,300	18,249
Lianhe Chemical Technology Co. Ltd.	6,700	9,648
Lingyi iTech Guangdong Co., Class A*	42,800	40,714
Livzon Pharmaceutical Group, Inc., H Shares*	6,800	23,387
Longfor Group Holdings Ltd. ±	154,500	375,406
Lonking Holdings Ltd.	158,000	26,011
Luenmei Quantum Co. Ltd., Class A	13,300	12,762
Luoniushan Co. Ltd., Class A	16,000	14,405
Luxi Chemical Group Co. Ltd., Class A	8,600	12,502
Luye Pharma Group Ltd.*@±	161,500	68,219
LVGEM China Real Estate Investment Co. Ltd.*@	72,000	13,783
Maanshan Iron & Steel Co. Ltd., H Shares	78,000	13,737
Maccura Biotechnology Co. Ltd. Class A	3,800	7,910
Mango Excellent Media Co. Ltd. Class A	11,000	51,804
Maoyan Entertainment*@±	21,200	19,398
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	29,300	28,679
Metallurgical Corp. of China Ltd., H Shares	225,000	55,417
Midea Real Estate Holding Ltd.@±	14,000	12,596
Ming Yang Smart Energy Group Ltd., Class A	6,800	15,802
Mingfa Group International Co. Ltd.*	91,000	2,903
Minth Group Ltd.	38,000	104,262
MLS Co. Ltd., Class A	20,000	25,330
MMG Ltd.*	236,000	68,367
Nanjing Iron & Steel Co. Ltd., Class A	36,600	16,980
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	7,609
NavInfo Co. Ltd., Class A*	10,200	16,260
NetDragon Websoft Holdings Ltd.	25,500	47,967
New China Life Insurance Co. Ltd., H Shares	57,900	152,582
New Hope Liuhe Co. Ltd., Class A*	12,000	19,295
Newland Digital Technology Co. Ltd., Class A	10,000	26,019
Nexteer Automotive Group Ltd.	69,000	36,015
Nine Dragons Paper Holdings Ltd.*	173,000	106,635
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	16,510
Ningbo Joyson Electronic Corp., Class A	5,200	12,628

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	$15,494
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,600	20,137
Noah Holdings Ltd., ADR	1,172	16,502
Northeast Securities Co. Ltd., Class A	8,500	8,121
Offshore Oil Engineering Co. Ltd. Class A	27,400	22,066
ORG Technology Co. Ltd., Class A	26,800	16,639
Orient Securities Co. Ltd., Class H @±	52,400	28,688
Oriental Energy Co. Ltd. Class A	11,300	13,456
Oriental Pearl Group Co. Ltd., Class A	10,700	11,519
PAX Global Technology Ltd.	75,000	56,853
People's Insurance Co. Group of China Ltd. (The), H Shares	305,000	110,541
PetroChina Co. Ltd., H Shares	2,014,000	1,393,042
PICC Property & Casualty Co. Ltd., H Shares	494,000	549,099
Ping An Bank Co. Ltd., Class A	108,500	167,738
Ping An Insurance Group Co. of China Ltd., Class H	381,000	2,423,794
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	16,504
Poly Property Group Co. Ltd.	200,431	44,762
Postal Savings Bank of China Co. Ltd., Class H @±	571,000	351,228
Pou Sheng International Holdings Ltd.*	252,000	18,974
Power Construction Corp. of China Ltd. Class A	56,900	44,962
Q Technology Group Co. Ltd.*@	31,000	12,185
Qifu Technology, Inc.	5,298	91,549
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	19,763
Radiance Holdings Group Co. Ltd.*@	37,000	17,660
Red Star Macalline Group Corp. Ltd., H Shares @*±	35,700	14,123
Redco Properties Group Ltd.*@±§	80,000	10,184
Renhe Pharmacy Co. Ltd., Class A	19,700	16,652
Rongsheng Petrochemical Co. Ltd. Class A	61,100	97,907
SAIC Motor Corp. Ltd., Class A	29,700	57,936
Sailun Group Co. Ltd., Class A	13,900	21,795
Sansteel Minguang Co. Ltd., Class A	13,700	7,959
Sansure Biotech, Inc. Class A	3,333	7,727
Sany Heavy Equipment International Holdings Co. Ltd.	40,000	52,374
Sany Heavy Industry Co. Ltd. Class A	28,800	65,933
Satellite Chemical Co. Ltd., Class A	17,026	35,064
Sealand Securities Co. Ltd., Class A	24,800	11,437
Seazen Group Ltd.*@	188,571	36,819
Seazen Holdings Co. Ltd., Class A*	13,800	27,376
SF Holding Co. Ltd. Class A	14,100	87,523
Shaanxi Coal Industry Co. Ltd., Class A	50,037	125,298
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	35,281
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	26,077
Shandong Chenming Paper Holdings Ltd., H Shares*	35,250	11,381
Shandong Hi-Speed Road & Bridge Co. Ltd.	20,600	18,206
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	13,058
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	47,690
Shandong Humon Smelting Co. Ltd., Class A*	10,800	16,191
Shandong Linglong Tyre Co. Ltd., Class A	7,700	23,554
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	15,757
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	24,723
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	75,200	98,271
Shanghai AJ Group Co. Ltd., Class A	16,900	11,633
Shanghai Construction Group Co. Ltd. Class A	55,900	20,701
Shanghai Electric Group Co. Ltd., H Shares*	166,000	38,767
Shanghai Environment Group Co. Ltd., Class A	11,600	15,155
Shanghai Industrial Holdings Ltd.	45,000	65,237
Shanghai International Port Group Co. Ltd., Class A	48,600	35,125
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	7,577
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	14,411
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	18,343
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	16,792
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	125,966
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	118,506
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	38,460
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,180
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	16,999
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	14,947
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	49,985
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,900	60,436

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanxi Meijin Energy Co. Ltd., Class A*	31,400	$32,593
Shanxi Securities Co. Ltd., Class A	24,700	18,974
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	18,274
Shenghe Resources Holding Co. Ltd., Class A*	11,000	19,489
Shengyi Technology Co. Ltd. Class A	9,946	19,443
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	8,270
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	12,864
Shenzhen Airport Co. Ltd., Class A	16,200	15,500
Shenzhen Aisidi Co. Ltd., Class A	14,200	14,427
Shenzhen Huaqiang Industry Co. Ltd. Class A	5,900	9,276
Shenzhen International Holdings Ltd.	107,733	94,864
Shenzhen Investment Ltd.	323,060	57,719
Shenzhen Jinjia Group Co. Ltd., Class A*	10,602	8,786
Shenzhen Kaifa Technology Co. Ltd. Class A*	5,900	16,236
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	20,480
Shenzhen MTC Co. Ltd., Class A	42,300	32,028
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	28,200	12,500
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	43,200	26,167
Shenzhen Sunway Communication Co. Ltd. Class A	4,700	12,992
Shenzhen Tagen Group Co. Ltd., Class A	25,000	17,346
Shenzhen World Union Group, Inc., Class A*	33,300	11,736
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	28,200	18,828
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	4,900	16,452
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	20,860
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	26,700	29,736
Shimao Group Holdings Ltd.*§	131,000	—
Shoucheng Holdings Ltd.	58,400	13,564
Shougang Fushan Resources Group Ltd.	219,790	55,256
Shui On Land Ltd.	280,000	31,802
Sichuan Development Lomon Co. Ltd., Class A	13,600	15,221
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	28,200
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	51,073
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	38,948
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	20,560
Sino-Ocean Group Holding Ltd.*@	293,712	16,492
Sinofert Holdings Ltd.*	244,000	29,581
Sinoma International Engineering Co., Class A	14,600	25,626
Sinoma Science & Technology Co. Ltd., Class A	11,000	31,074
Sinopec Engineering Group Co. Ltd., H Shares	111,000	49,437
Sinopec Kantons Holdings Ltd.	90,000	33,767
Sinopharm Group Co. Ltd., H Shares	140,400	438,974
Sinotrans Ltd., H Shares	145,000	51,627
Sinotruk Hong Kong Ltd.	67,000	130,135
Sinotruk Jinan Truck Co. Ltd.	2,800	6,495
Skyworth Group Ltd.@	133,484	58,940
SOHO China Ltd.*	153,500	22,919
SooChow Securities Co. Ltd., Class A	20,280	19,375
STO Express Co. Ltd.*	15,900	23,683
Sun Art Retail Group Ltd.	172,500	44,468
Suning Universal Co. Ltd., Class A	32,100	12,064
Sunward Intelligent Equipment Co. Ltd., Class A*	10,800	9,887
Suzhou Anjie Technology Co. Ltd.	10,500	19,948
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	10,800	38,507
Tangshan Jidong Cement Co. Ltd., Class A	10,000	10,146
TangShan Port Group Co. Ltd., Class A	55,900	27,165
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	8,703
TBEA Co. Ltd., Class A*	21,000	64,439
TCL Electronics Holdings Ltd.*	99,667	51,767
TCL Technology Group Corp., Class A*	78,540	42,600
Tencent Music Entertainment Group, ADR*	18,038	133,120
Tian Di Science & Technology Co. Ltd., Class A	40,500	32,505
Tiande Chemical Holdings Ltd.	36,000	7,856
Tiangong International Co. Ltd.	100,000	24,247
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	22,907
Tianma Microelectronics Co. Ltd., Class A*	15,500	19,588
Tianneng Power International Ltd.@	74,000	76,399
Tianshan Aluminum Group Co. Ltd. Class A	18,200	15,008
Tianshui Huatian Technology Co. Ltd., Class A	35,100	44,455
Titan Wind Energy Suzhou Co. Ltd., Class A*	8,800	18,450
Tomson Group Ltd.	1,275	283
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	40,707
TongFu Microelectronics Co. Ltd., Class A	10,100	31,423
Tongkun Group Co. Ltd., Class A	11,100	20,247
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	19,495

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Tongyu Heavy Industry Co. Ltd., Class A	40,800	$15,671
Topsec Technologies Group, Inc., Class A*	7,000	9,347
Transfar Zhilian Co. Ltd., Class A	27,553	20,179
Trip.com Group Ltd., ADR*	26,828	938,980
Truly International Holdings Ltd.	120,000	14,089
Uni-President China Holdings Ltd.	92,000	77,489
Unisplendour Corp. Ltd., Class A	13,940	61,121
United Energy Group Ltd.*	692,000	67,116
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	20,595
Victory Giant Technology Huizhou Co. Ltd. Class A	9,400	31,199
Vinda International Holdings Ltd.	26,000	64,701
Vipshop Holdings Ltd., ADR*	31,293	516,335
Viva Biotech Holdings*±	27,000	5,168
Wangsu Science & Technology Co. Ltd., Class A	20,900	20,457
Wanxiang Qianchao Co. Ltd., Class A	42,900	32,187
Wasion Holdings Ltd.	48,000	19,541
Wasu Media Holding Co. Ltd.	20,700	24,792
Weibo Corp., ADR	2,074	27,190
Weichai Power Co. Ltd., H Shares	151,000	221,220
Weifu High-Technology Group Co. Ltd., Class A	5,600	12,142
Wellhope Foods Co. Ltd., Class A	7,700	9,646
West China Cement Ltd.	198,000	19,962
Western Securities Co. Ltd. Class A	22,600	19,756
Wharf Holdings Ltd. (The)	70,000	166,335
Wingtech Technology Co. Ltd., Class A	3,900	26,254
Wolong Electric Group Co. Ltd., Class A	11,600	23,331
Wuchan Zhongda Group Co. Ltd., Class A	29,100	19,790
Wuhu Token Science Co. Ltd., Class A	16,000	13,282
Wushang Group Co. Ltd. Class A	12,600	17,155
Wuxi Taiji Industry Co. Ltd., Class A*	14,900	14,892
XCMG Construction Machinery Co. Ltd., Class A	47,400	44,176
Xiamen C & D, Inc., Class A	17,600	26,434
Xiamen ITG Group Corp. Ltd., Class A	17,300	18,434
Xiamen Tungsten Co. Ltd., Class A	7,300	19,124
Xiamen Xiangyu Co. Ltd., Class A*	22,200	26,588
Xiaomi Corp., Class B*±	524,800	717,950
Xinfengming Group Co. Ltd., Class A*	4,000	6,085
Xingda International Holdings Ltd.	81,992	14,754
Xinhu Zhongbao Co. Ltd., Class A*	44,900	15,329
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	26,325
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares*	47,800	32,757
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	5,043
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	12,875
Xinte Energy Co. Ltd., Class H*@	22,800	48,300
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	10,166
Xinyi Energy Holdings Ltd.	136,400	44,562
Xinyu Iron & Steel Co. Ltd., Class A	27,300	13,943
XPeng, Inc., Class A*@	28,100	179,301
Xuji Electric Co. Ltd., Class A	9,300	29,510
Yankuang Energy Group Co. Ltd., Class H @	98,000	280,768
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	15,617
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	25,254
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares*±	25,600	22,117
Yifan Pharmaceutical Co. Ltd., Class A*	7,200	14,471
Yintai Gold Co. Ltd., Class A	19,400	31,247
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	10,176
Yonfer Agricultural Technology Co. Ltd.	6,900	9,765
Youngor Group Co. Ltd., Class A	11,500	9,990
YTO Express Group Co. Ltd. Class A	21,200	42,493
Yunda Holding Co. Ltd., Class A	16,500	21,715
Yunnan Aluminium Co. Ltd., Class A	18,200	31,895
Yunnan Baiyao Group Co. Ltd., Class A	5,460	39,446
Yunnan Copper Co. Ltd., Class A	8,100	12,322
Yunnan Tin Co. Ltd., Class A	14,600	31,254
Zhefu Holding Group Co. Ltd., Class A	16,400	9,324
Zhejiang Century Huatong Group Co. Ltd., Class A*	39,280	41,043
Zhejiang China Commodities City Group Co. Ltd. Class A	30,700	36,050
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	49,864
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	20,382
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	53,562
Zhejiang Hailiang Co. Ltd., Class A	19,700	32,571
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	15,018
Zhejiang Huace Film & Television Co. Ltd.	30,500	29,769
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	9,000	11,671
Zhejiang JIULI Hi-tech Metals Co. Ltd.	4,400	10,315
Zhejiang Juhua Co. Ltd., Class A*	7,900	14,986
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	24,842
Zhejiang Medicine Co. Ltd., Class A	10,400	15,677
Zhejiang NHU Co. Ltd., Class A	12,240	25,949
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	9,185
Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,365	12,281
Zhejiang Runtu Co. Ltd.	19,400	17,813
Zhejiang Semir Garment Co. Ltd., Class A	21,700	18,581

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	$23,660
Zhejiang Wanliyang Co. Ltd., Class A*	11,400	14,046
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	22,540
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	18,653
Zhongjin Gold Corp. Ltd., Class A	32,000	45,506
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	17,420
Zhongsheng Group Holdings Ltd.	4,000	15,288
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	15,730
Zhuzhou CRRC Times Electric Co. Ltd., Class H	13,500	50,306
Zhuzhou Kibing Group Co. Ltd., Class A*	10,500	12,460
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares*	85,800	44,345
		52,607,893

Colombia — 0.1%
Bancolombia SA	5,606	41,657
Bancolombia SA, ADR	1,030	27,480
CEMEX Latam Holdings SA*<>	13,000	10,570
Corp. Financiera Colombiana SA	2,308	8,216
Grupo Argos SA	22,537	52,132
Grupo de Inversiones Suramericana SA	1,288	11,115
		151,170

Czech Republic — 0.1%
CEZ A/S	959	39,618
Komercni Banka, A/S	5,768	175,934
Moneta Money Bank AS ±	17,580	64,395
		279,947

Greece — 0.5%
Alpha Services & Holdings SA*	127,150	208,119
Bank of Greece	859	15,747
Eurobank Ergasias Services & Holdings SA Class A*	168,065	276,739
Fourlis Holdings SA	3,046	15,489
Helleniq Energy Holdings SA	5,260	44,942
Motor Oil Hellas Corinth Refineries SA	4,222	106,884
Mytilineos SA	743	26,220
National Bank of Greece SA*	30,271	196,671
Piraeus Financial Holdings SA*	10,411	34,150
		924,961

Hong Kong — 0.2%
AAG Energy Holdings Ltd.*±<>	64,000	14,946
Alibaba Pictures Group Ltd.*@	910,000	47,614
BOC Aviation Ltd. ±	7,200	58,208
China Zhongwang Holdings Ltd.@*§	154,000	—
Comba Telecom Systems Holdings Ltd.	88,000	16,172
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	2,756
Lumena New Materials*§	5,599	—
Orient Overseas International Ltd.	7,000	93,887
Vnet Group, Inc., ADR*@	9,629	27,924
Yuexiu Property Co. Ltd.	135,006	156,956
Yuexiu Real Estate Investment Trust @	8,369	1,784
		420,247

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	389,860

India — 17.8%
ACC Ltd.*	6,555	145,025
Adani Transmission Ltd.*	664	6,215
Aditya Birla Capital Ltd.*	44,000	105,071
Advanced Enzyme Technologies Ltd.	3,035	10,377
Ahluwalia Contracts India Ltd.	1,765	13,081
Alembic Pharmaceuticals Ltd.	5,197	40,284
Allcargo Logistics Ltd.	4,985	17,303
Allcargo Terminals Ltd.*<>	4,985	3,730
Amara Raja Batteries Ltd.	8,020	66,385
Ambuja Cements Ltd.*	36,667	190,674
Apar Industries Ltd.	1,462	62,018
Apollo Tyres Ltd.*	31,532	156,053
Arvind Ltd.*	13,452	21,809
Aster DM Healthcare Ltd.*±	9,764	33,385
Aurobindo Pharma Ltd.	25,561	226,520
Avanti Feeds Ltd.	2,210	10,547
Axis Bank Ltd.	133,355	1,602,967
Axis Bank Ltd., GDR	12,180	727,146
Bajaj Consumer Care Ltd.	10,520	24,750
Bajaj Holdings & Investment Ltd.	2,428	207,177
Balrampur Chini Mills Ltd.	14,783	69,332
Bandhan Bank Ltd.*±	42,966	126,903
Bank of Baroda	74,524	172,692
Bank of India	26,524	23,813
Bharat Electronics Ltd.	265,086	404,724
Bharat Heavy Electricals Ltd.	96,730	103,290
Birla Corp. Ltd.	3,237	48,928
Birlasoft Ltd.	1,959	8,558
Bombay Burmah Trading Co.	684	8,446
Camlin Fine Sciences Ltd.*	4,352	8,652
Can Fin Homes Ltd.	2,104	19,979
Canara Bank	25,786	94,926
Ceat Ltd.	3,536	89,525
Central Bank of India Ltd.*	45,284	16,008
Century Textiles & Industries Ltd.	3,788	39,768
Chambal Fertilizers and Chemicals Ltd.	14,403	47,913
Cholamandalam Financial Holdings Ltd.	8,070	88,539
CIE Automotive India Ltd.	6,907	43,318
Cipla Ltd.	32,099	396,169
City Union Bank Ltd.	30,829	47,745
Cochin Shipyard Ltd. ±	3,997	27,535
Container Corp. Of India Ltd.	7,508	60,486
Cosmo First Ltd.*	1,201	10,320
CSB Bank Ltd.*	3,753	12,947
Cyient Ltd.	6,750	123,668

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Dalmia Bharat Ltd.	5,315	$140,202
DCB Bank Ltd.	19,962	29,881
DCM Shriram Ltd.	2,904	31,682
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	31,151
Dhampur Sugar Mills Ltd.	2,664	8,758
DLF Ltd.	37,826	226,095
eClerx Services Ltd.	1,477	29,437
EID Parry India Ltd.	7,288	41,110
Electrosteel Castings Ltd.	23,821	17,350
Engineers India Ltd.	18,093	25,363
EPL Ltd.	5,342	13,955
Equitas Small Finance Bank Ltd.*±	16,074	17,634
Exide Industries Ltd.*	26,178	75,436
FDC Ltd.*	3,013	11,422
Federal Bank Ltd.	161,831	249,050
Finolex Cables Ltd.	3,726	39,151
Finolex Industries Ltd.	15,431	32,917
Firstsource Solutions Ltd.	20,730	32,458
Fortis Healthcare Ltd.*	26,126	100,477
GAIL India Ltd.	260,433	333,493
Gateway Distriparks Ltd.	25,136	21,908
General Insurance Corp. of India*±	7,543	16,780
GHCL Ltd.	5,527	34,744
GHCL Textiles Ltd.*	5,527	4,982
Glenmark Pharmaceuticals Ltd.	12,966	107,049
Godawari Power and Ispat Ltd.	2,402	15,489
Godfrey Phillips India Ltd.	794	16,384
Godrej Industries Ltd.*	1,769	11,107
Granules India Ltd.	16,905	61,254
Grasim Industries Ltd.	17,963	379,640
Great Eastern Shipping Co. Ltd. (The)	8,516	76,610
Gujarat Alkalies & Chemicals Ltd.	2,551	21,060
Gujarat Ambuja Exports Ltd.	4,383	12,716
Gujarat Fluorochemicals Ltd.	285	10,176
Gujarat Mineral Development Corp. Ltd.	5,595	11,284
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	63,009
Gujarat Pipavav Port Ltd.	19,498	29,222
Gujarat State Fertilizers & Chemicals Ltd.	11,602	23,180
Gujarat State Petronet Ltd.	23,082	80,189
HDFC Bank Ltd.	6,979	144,686
HEG Ltd.	1,254	24,916
Hero MotoCorp Ltd.	9,748	345,188
HIL Ltd.	469	17,768
Himadri Speciality Chemical Ltd.	10,592	17,140
Hindalco Industries Ltd.	162,157	831,972
Hinduja Global Solutions Ltd.	1,090	14,389
Hindustan Aeronautics Ltd.	2,011	92,710
Housing Development Finance Corp. Ltd.	54,403	1,870,404
ICICI Bank Ltd., ADR	80,109	1,848,916
IDFC First Bank Ltd.*	140,953	136,767
IDFC Ltd.	76,058	95,031
IIFL Finance Ltd.	5,565	34,121
IIFL Securities Ltd.	25,376	18,915
India Cements Ltd. (The)	14,192	36,693
India Glycols Ltd.	934	6,979
Indiabulls Housing Finance Ltd.*	31,451	47,271
Indian Bank	12,211	43,583
Indian Overseas Bank*	76,991	22,899
Indian Railway Finance Corp. Ltd. ±	47,733	18,997
Indus Towers Ltd.*	55,203	110,290
IndusInd Bank Ltd.	28,574	479,448
Infibeam Avenues Ltd.*	77,058	14,747
Info Edge India Ltd.	2,802	153,017
IRCON International Ltd. ±	18,858	19,183
ISGEC Heavy Engineering Ltd.	1,061	8,976
Jindal Poly Films Ltd.	769	6,167
Jindal Saw Ltd.	14,261	44,416
Jindal Stainless Ltd.	39,168	158,274
Jindal Steel & Power Ltd.	46,366	328,375
JK Lakshmi Cement Ltd.	4,751	41,553
JK Paper Ltd.	10,798	42,173
JK Tyre & Industries Ltd.	10,161	29,311
JM Financial Ltd.	40,467	36,133
JSW Energy Ltd.	37,575	124,859
JSW Steel Ltd.	80,442	767,931
Jubilant Ingrevia Ltd.	2,745	14,281
Jubilant Pharmova Ltd.	9,690	47,005
Kalpataru Projects International Ltd.	5,415	35,311
Karnataka Bank Ltd. (The)	29,326	67,491
Karur Vysya Bank Ltd. (The)	36,209	54,974
Kaveri Seed Co. Ltd.	2,043	12,701
KEC International Ltd.*	9,194	61,668
KNR Constructions Ltd.	3,786	11,168
KRBL Ltd.	6,141	25,511
L&T Finance Holdings Ltd.	78,972	123,026
Larsen & Toubro Ltd.	15,920	480,300
Larsen & Toubro Ltd., GDR	33,937	1,021,504
LG Balakrishnan & Bros Ltd.	1,438	20,141
LIC Housing Finance Ltd.	24,147	115,516
LT Foods Ltd.	16,533	26,491
Lupin Ltd.	15,489	169,737
Maharashtra Seamless Ltd.	3,116	17,960
Mahindra & Mahindra Financial Services Ltd.	54,856	224,676
Mahindra & Mahindra Ltd.	63,982	1,135,569
Mahindra & Mahindra Ltd., GDR	4,830	85,491
Manappuram Finance Ltd.	34,315	55,319
Meghmani Organics Ltd.	7,232	7,894
MOIL Ltd.	5,661	11,189
Motilal Oswal Financial Services Ltd.	1,768	15,692
MRF Ltd.	136	167,442
Muthoot Finance Ltd.	6,474	97,935
Natco Pharma Ltd.	1,319	11,094
National Aluminium Co. Ltd.	39,968	40,048
Nava Ltd.	6,116	22,891
NCC Ltd.	30,074	44,651
NESCO Ltd.	965	7,399
NIIT Learning Systems Ltd.*<>	2,427	9,267

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
NIIT Ltd.*	2,427	$2,521
Nilkamal Ltd.	322	9,609
NMDC Ltd.	47,585	60,760
Nmdc Steel Ltd.*	47,585	25,290
NOCIL Ltd.	7,374	19,937
Oberoi Realty Ltd.	9,011	108,194
Orient Cement Ltd.	6,133	9,943
PCBL Ltd.	11,386	22,547
Petronet LNG Ltd.	67,706	184,005
Piramal Enterprises Ltd.	6,545	75,230
Piramal Pharma Ltd.*	26,180	29,487
PNB Housing Finance Ltd.*±	6,492	44,728
PNC Infratech Ltd.	4,201	16,748
Polyplex Corp. Ltd.	1,545	24,739
Power Finance Corp. Ltd.	97,509	256,205
Prestige Estates Projects Ltd.	14,610	102,073
PTC India Ltd.	17,788	25,022
Punjab National Bank	115,447	72,685
Quess Corp. Ltd. ±	2,433	13,316
Rain Industries Ltd.	17,328	34,482
Rajesh Exports Ltd.	7,411	49,415
Rallis India Ltd.	3,389	8,147
Ramco Cements Ltd. (The)	8,242	92,862
Rashtriya Chemicals & Fertilizers Ltd.	16,695	22,213
Raymond Ltd.	3,276	67,556
RBL Bank Ltd.*±	23,414	51,773
REC Ltd.	124,810	250,803
Redington Ltd.	57,900	131,276
Reliance Industries Ltd.	206,554	6,428,922
Reliance Power Ltd.*	223,846	38,610
RITES Ltd.	2,755	12,540
Samvardhana Motherson International Ltd.	65,061	67,808
Shipping Corp. of India Ltd. Spin-off Shares*§	14,166	3,503
Shipping Corp. of India Ltd.	14,166	17,397
Shriram Finance Ltd.	20,316	430,410
Sobha Ltd.	6,105	40,000
South Indian Bank Ltd. (The)*	66,795	15,714
Star Cement Ltd.*	7,280	12,513
State Bank of India	69,305	483,527
State Bank of India, GDR	8,728	611,833
Steel Authority of India Ltd.	89,762	93,607
Strides Pharma Science Ltd.*	5,470	28,641
Sun Pharmaceutical Industries Ltd.	37,178	476,303
Sun TV Network Ltd.	5,489	29,263
Sundaram-Clayton Ltd.	221	12,621
Sunteck Realty Ltd.*	5,951	20,471
Surya Roshni Ltd.	773	8,179
Tata Chemicals Ltd.	12,988	158,550
Tata Coffee Ltd.	1,997	6,025
Tata Consumer Products Ltd.	9,028	94,664
Tata Steel Ltd.	430,140	587,249
Tata Steel Ltd., GDR	6,923	92,422
Techno Electric & Engineering Co. Ltd.	2,836	12,532
Thirumalai Chemicals Ltd.	4,154	10,084
TransIndia Realty & Logistics Parks Ltd.*<>	4,985	1,475
Tube Investments of India Ltd.	732	28,378
TV18 Broadcast Ltd.*	55,772	25,358
Uflex Ltd.	3,166	15,979
Union Bank of India Ltd.*	36,541	32,227
UPL Ltd.	40,601	340,155
Usha Martin Ltd.	14,837	48,742
UTI Asset Management Co. Ltd.	947	9,062
VA Tech Wabag Ltd.*	2,558	15,223
Vardhman Textiles Ltd.*	8,165	36,438
Varroc Engineering Ltd.*±	3,632	14,878
Vedanta Ltd.	58,464	198,084
Venky's India Ltd.	673	13,872
Voltamp Transformers Ltd.	408	20,191
Welspun Corp. Ltd.	11,246	35,779
Welspun India Ltd.	30,613	34,443
West Coast Paper Mills Ltd.	3,247	19,830
Wipro Ltd.	42,908	203,488
Wipro Ltd., ADR @	54,311	256,348
Wockhardt Ltd.*	5,344	15,289
Yes Bank Ltd.*	193,770	38,501
Zee Entertainment Enterprises Ltd.	70,032	151,356
Zensar Technologies Ltd.	5,610	26,403
Zydus Lifesciences Ltd.	13,699	97,253
Zydus Wellness Ltd.	1,266	22,861
		33,830,613

Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT*	625,900	28,180
Adaro Energy Indonesia Tbk PT	1,752,200	260,624
Aneka Tambang Tbk	600,600	78,117
Astra Agro Lestari Tbk PT	61,744	30,785
Astra International Tbk PT	1,432,200	647,201
Astra Otoparts Tbk PT	19,600	3,242
Bank Mandiri Persero Tbk PT	1,357,000	470,662
Bank Maybank Indonesia Tbk PT	568,800	9,712
Bank Negara Indonesia Persero Tbk PT	458,466	279,804
Bank OCBC Nisp Tbk PT	223,000	17,626
Bank Pan Indonesia Tbk PT	399,700	28,926
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	13,640
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	17,338
Bank Tabungan Negara Persero Tbk PT	537,509	47,324
BISI International Tbk PT	94,000	10,345
Buana Lintas Lautan Tbk PT*	1,041,300	6,876
Bukit Asam Tbk PT	339,600	60,706
Bumi Serpong Damai Tbk PT*	435,700	31,822
Ciputra Development Tbk PT	924,577	65,369
Elang Mahkota Teknologi Tbk PT	999,500	47,333
Erajaya Swasembada Tbk PT	1,042,500	33,099
Gudang Garam Tbk PT	38,200	70,387
Hanson International Tbk PT*§	5,335,700	—
Harum Energy Tbk PT	170,700	16,168
Indah Kiat Pulp & Paper Tbk PT	294,700	167,080
Indika Energy Tbk PT	180,500	22,995

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Indo Tambangraya Megah Tbk PT	52,800	$84,962
Indocement Tunggal Prakarsa Tbk PT	78,800	52,165
Indofood Sukses Makmur Tbk PT	407,500	199,775
Japfa Comfeed Indonesia Tbk PT	567,600	50,731
Medco Energi Internasional Tbk PT	1,095,352	65,023
Media Nusantara Citra Tbk PT*	629,000	27,270
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	54,861
Pakuwon Jati Tbk PT	433,100	14,097
Panin Financial Tbk PT	1,207,600	22,875
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	19,777
Samudera Indonesia Tbk PT	670,500	17,084
Sawit Sumbermas Sarana Tbk PT	240,200	19,386
Semen Indonesia Persero Tbk PT	278,124	112,697
Sri Rejeki Isman Tbk PT*§	996,900	—
Summarecon Agung Tbk PT	932,100	41,033
Surya Citra Media Tbk PT	1,943,100	20,996
Surya Esa Perkasa Tbk PT	324,100	12,538
Surya Semesta Internusa Tbk PT*	393,100	12,428
Triputra Agro Persada PT	418,500	15,353
Tunas Baru Lampung Tbk PT	363,085	16,710
United Tractors Tbk PT	182,800	283,787
Vale Indonesia Tbk PT	184,400	77,487
XL Axiata Tbk PT	522,966	68,194
		3,754,590

Korea — 12.7%
Amorepacific Corp.	139	10,296
AMOREPACIFIC Group	1,396	27,917
Asia Paper Manufacturing Co. Ltd.	567	14,760
Binggrae Co. Ltd.	417	15,048
BNK Financial Group, Inc.	20,319	106,865
Boryung	1,586	9,882
CJ CheilJedang Corp.	860	175,896
CJ Corp.	1,381	71,584
CJ ENM Co. Ltd.*	853	40,590
CJ Logistics Corp.	649	37,630
Com2uSCorp	128	5,887
Cuckoo Homesys Co. Ltd.	408	7,277
Daehan Flour Mill Co. Ltd.	157	16,002
Daesang Corp.	2,426	31,613
Daewoo Engineering & Construction Co. Ltd.*	18,960	58,492
Daewoong Co. Ltd.	1,602	15,222
Daihan Pharmaceutical Co. Ltd.	296	6,223
Daishin Securities Co. Ltd.	3,671	37,611
Daou Data Corp.	1,785	18,288
Daou Technology, Inc.	2,149	28,623
DB Insurance Co. Ltd.	2,398	135,765
DGB Financial Group, Inc.	18,216	100,505
DI Dong Il Corp.	1,505	24,100
DL E&C Co. Ltd.	3,846	101,429
DL Holdings Co. Ltd.	1,534	48,081
Dong-A Socio Holdings Co., Ltd.	150	9,665
Dong-A ST Co. Ltd.	237	10,306
Dongkuk CM Co. Ltd.*	2,159	18,073
Dongkuk Holdings Co. Ltd.	1,150	15,204
Dongkuk Steel Mill Co. Ltd.*	3,583	29,422
Dongwha Pharm Co. Ltd.	736	5,804
Dongwon F&B Co. Ltd.	640	13,551
Dongwon Industries Co. Ltd.	715	21,081
Doosan Bobcat, Inc.	4,635	206,485
Doosan Co. Ltd.	376	25,853
DoubleUGames Co. Ltd.	504	16,122
E-MART, Inc.	1,350	78,788
Easy Holdings Co. Ltd.	5,023	12,141
ENF Technology Co. Ltd.	555	11,246
Eugene Corp.	5,295	14,025
Eugene Investment & Securities Co. Ltd.	8,694	26,063
Fila Holdings Corp.	1,651	50,120
Green Cross Corp.	247	21,520
Green Cross Holdings Corp.	1,234	13,345
GS Engineering & Construction Corp.	4,411	62,400
GS Holdings Corp.	4,562	126,890
GS Retail Co. Ltd.	2,919	50,731
Hana Financial Group, Inc.	22,264	662,352
Handsome Co. Ltd.	1,312	23,150
Hanil Holdings Co. Ltd.	1,021	9,415
Hankook Tire & Technology Co. Ltd.	5,220	136,279
Hansol Paper Co. Ltd.	2,232	18,938
Hansol Technics Co. Ltd.	1,664	10,216
Hanwha Corp.	3,458	78,600
Hanwha Galleria Corp.*	4,602	5,298
Hanwha Investment & Securities Co. Ltd.*	13,449	27,099
Hanwha Life Insurance Co. Ltd.*	20,246	39,642
Hanwha Solutions Corp.*	4,080	130,979
Harim Holdings Co. Ltd.	2,243	13,227
HD Hyundai Co. Ltd.	3,291	149,608
HD Hyundai Construction Equipment Co. Ltd.	1,558	101,451
HD Hyundai Energy Solutions Co. Ltd.	362	10,618
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	2,470	218,385
HDC Holdings Co. Ltd.	2,781	13,571
HDC Hyundai Development Co.-Engineering & Construction	2,554	22,077
HL Mando Co. Ltd.	2,177	89,053
HMM Co. Ltd.	20,919	299,262
Hy-Lok Corp.	918	18,358
Hyosung Corp.	657	31,512
Hyosung Heavy Industries Corp.*	306	26,683
Hyundai Department Store Co. Ltd.	867	32,439
Hyundai Engineering & Construction Co. Ltd.	4,831	139,689
Hyundai Futurenet Co. Ltd.	3,997	8,812
Hyundai GF Holdings	3,524	9,735
Hyundai Glovis Co. Ltd.	1,408	211,256
Hyundai Green Food*	1,871	18,119
Hyundai Home Shopping Network Corp.	716	24,887

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	$107,738
Hyundai Mobis Co. Ltd.	3,389	597,991
Hyundai Motor Co.	8,495	1,331,323
Hyundai Motor Securities Co. Ltd.	1,658	10,998
Hyundai Steel Co.	5,647	144,641
Hyundai Wia Corp.	941	47,848
Industrial Bank of Korea	20,136	158,013
Innocean Worldwide, Inc.	407	12,155
INTOPS Co. Ltd.	1,491	38,360
IS Dongseo Co. Ltd.*	1,027	26,033
JB Financial Group Co. Ltd.	11,834	76,070
KB Financial Group, Inc., ADR	24,215	881,426
KC Co. Ltd.	887	13,026
KC Tech Co. Ltd.	463	7,467
KCC Corp.	293	43,673
KCC Glass Corp.	444	14,978
KG Eco Technology Service Co. Ltd.	1,719	16,764
Kia Corp.	21,952	1,474,407
KISWIRE Ltd.	1,165	16,781
KIWOOM Securities Co. Ltd.	1,398	93,791
Kolon Industries, Inc.	1,930	73,163
Korea Asset In Trust Co. Ltd.	5,452	13,137
Korea Electric Terminal Co. Ltd.	682	31,418
Korea Investment Holdings Co. Ltd.	2,704	105,890
Korea Line Corp.*	16,631	25,559
Korea Petrochemical Ind Co. Ltd.	144	15,267
Korea Zinc Co. Ltd.	330	122,092
Korean Air Lines Co. Ltd.	13,791	254,856
Korean Reinsurance Co.	10,794	57,425
Kumho Petrochemical Co. Ltd.	1,118	112,593
Kwang Dong Pharmaceutical Co. Ltd.	5,019	25,216
LF Corp.	1,623	20,927
LG Corp.	5,347	357,102
LG Display Co. Ltd.*	12,166	145,514
LG Display Co. Ltd., ADR*@	22,467	136,150
LG Electronics, Inc.	10,373	997,427
LG HelloVision Co. Ltd.	4,225	13,804
LG Uplus Corp.	15,900	129,478
Lotte Chemical Corp.	1,267	148,657
Lotte Chilsung Beverage Co. Ltd.	156	15,012
Lotte Corp.	1,582	30,016
LOTTE Fine Chemical Co. Ltd.	1,517	79,900
Lotte Shopping Co. Ltd.	641	33,372
Lotte Wellfood Co. Ltd.	167	12,852
LS Corp.	1,155	81,432
LX Hausys Ltd.	728	25,166
LX Holdings Corp.	2,593	15,586
LX International Corp.	3,459	94,636
Maeil Dairies Co. Ltd.	341	11,478
Meritz Financial Group, Inc.*	4,221	132,942
Mirae Asset Life Insurance Co. Ltd.*	5,257	14,981
Mirae Asset Securities Co. Ltd.	23,824	130,723
MK Electron Co. Ltd.	1,843	21,904
Namyang Dairy Products Co. Ltd.	41	16,647
Netmarble Corp.*±	1,028	38,307
Nexen Tire Corp.	5,151	32,290
NH Investment & Securities Co. Ltd.	10,116	73,318
NHN Corp.*	2,376	44,359
NICE Holdings Co. Ltd.	708	6,297
NongShim Co. Ltd.	178	53,765
OCI Co. Ltd.*	450	41,665
OCI Holdings Co. Ltd.	995	85,556
Orion Holdings Corp.	2,572	28,655
Ottogi Corp.	93	27,703
Pan Ocean Co. Ltd.	22,750	89,436
Partron Co. Ltd.	1,897	13,187
Poongsan Corp.	1,950	64,228
POSCO Holdings, Inc.	1,386	408,127
POSCO Holdings, Inc., ADR	12,275	907,736
Posco International Corp.	4,654	140,752
S-Oil Corp.	3,390	171,603
Samsung C&T Corp.	3,893	312,291
Samsung Card Co. Ltd.	2,083	46,872
Samsung Electronics Co. Ltd.	9,536	522,521
Samsung Electronics Co. Ltd., GDR	1,132	1,568,952
Samsung Fire & Marine Insurance Co. Ltd.	2,717	474,261
Samsung Life Insurance Co. Ltd.	3,756	191,841
Samsung SDS Co. Ltd.	1,305	121,720
Samsung Securities Co. Ltd.	4,339	118,547
Samyang Holdings Corp.	409	22,535
Sangsangin Co. Ltd.*	375	1,370
SD Biosensor, Inc.	1,120	10,395
SeAH Steel Holdings Corp.	235	37,007
Sebang Co. Ltd.	1,306	12,241
Sebang Global Battery Co. Ltd.	697	25,523
Seegene, Inc.	2,156	33,625
SGC Energy Co. Ltd.	395	7,824
Shinhan Financial Group Co. Ltd.	23,813	614,459
Shinhan Financial Group Co. Ltd., ADR	5,343	139,239
Shinsegae International, Inc.	1,209	15,626
Shinsegae, Inc.	629	85,019
Shinyoung Securities Co. Ltd.	511	21,601
SK Chemicals Co. Ltd.	256	13,639
SK Discovery Co. Ltd.	1,247	33,975
SK Gas Ltd.	364	35,332
SK Hynix, Inc.	29,836	2,608,513
SK Innovation Co. Ltd.*	4,409	530,358
SK Networks Co. Ltd.	12,838	49,495
SK Securities Co. Ltd.	36,346	18,702
SK, Inc.	2,700	304,702
SL Corp.	1,820	50,692
SNT Motiv Co. Ltd.	1,086	43,600
Songwon Industrial Co. Ltd.	1,925	29,584
Soulbrain Holdings Co. Ltd.	523	11,054
Sung Kwang Bend Co. Ltd.	2,237	25,449
Sungwoo Hitech Co. Ltd.	3,959	29,836
Sunjin Co. Ltd.	941	6,099
Taekwang Industrial Co. Ltd.	36	17,294
Taeyoung Engineering & Construction Co. Ltd.	2,546	7,787
TY Holdings Co. Ltd.	2,455	15,241

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
TYM Corp.	3,499	$20,341
Unid Co. Ltd.	511	26,100
Unidbtplus Co. Ltd*	802	4,766
Webzen, Inc.	838	8,802
Woori Financial Group, Inc.	38,312	342,806
Young Poong Corp.	46	19,969
Youngone Corp.	2,083	101,964
Youngone Holdings Co. Ltd.	787	46,169
Yuanta Securities Korea Co. Ltd.	11,552	23,496
		24,217,154

Malaysia — 1.6%
Aeon Co. M Bhd	64,400	18,075
Alliance Bank Malaysia Bhd	93,200	66,493
AMMB Holdings Bhd	154,687	119,971
Bank Islam Malaysia Bhd	33,500	13,996
Batu Kawan Bhd	16,500	73,388
Boustead Plantations Bhd	55,720	11,042
Bumi Armada Bhd*	264,700	26,654
CIMB Group Holdings Bhd	502,873	545,161
DRB-Hicom Bhd	119,100	34,193
Gamuda Bhd	127,679	120,362
Genting Bhd	144,900	126,040
Genting Malaysia Bhd	182,600	96,239
Genting Plantations Bhd	7,100	8,975
Hibiscus Petroleum Bhd	140,200	25,982
Hong Leong Financial Group Bhd	17,621	66,671
IJM Corp. Bhd	250,560	79,986
IOI Properties Group Bhd	50,050	11,474
Kossan Rubber Industries Bhd	16,400	4,533
Magnum Bhd	86,961	18,538
Mah Sing Group Bhd	205,885	27,128
Malayan Banking Bhd	283,943	524,998
Malaysia Building Society Bhd	205,001	28,549
Matrix Concepts Holdings Bhd	64,200	19,394
Mega First Corp. Bhd	12,800	8,419
MISC Bhd	80,820	123,979
MKH Bhd	36,950	9,737
Oriental Holdings Bhd	25,760	35,156
OSK Holdings Bhd	74,455	16,909
PPB Group Bhd	37,500	126,460
RHB Bank Bhd	156,680	182,276
Sarawak Oil Palms Bhd	30,750	16,141
Sime Darby Bhd	293,600	128,951
Sime Darby Property Bhd	308,000	30,684
SP Setia Bhd Group	143,480	16,753
Sunway Bhd	97,497	33,004
Ta Ann Holdings Bhd	12,260	8,773
Top Glove Corp. Bhd*	84,400	14,647
United Malacca Bhd	14,600	15,890
UOA Development Bhd	14,900	4,980
Yinson Holdings Bhd	96,880	53,136
YTL Corp. Bhd	416,943	92,902
		2,986,639
Mexico — 2.8%
ALEATICA SAB de CV*	17,691	35,140
Alfa SAB de CV, Class A	260,453	161,138
Alpek SAB de CV	27,384	27,213
Banco del Bajio SA ±	27,418	83,758
Cemex SAB de CV*	605,139	427,773
Cemex SAB de CV, ADR*	2,361	16,716
Coca-Cola Femsa SAB de CV	18,073	150,923
Consorcio ARA SAB de CV	72,788	16,712
Controladora AXTEL SAB DE CV*	260,453	3,348
Corp. Actinver SAB de CV	15,700	12,841
El Puerto de Liverpool SAB de CV, Series C1	11,951	72,912
Fomento Economico Mexicano SAB de CV	56,916	629,810
Genomma Lab Internacional SAB de CV, Series B	44,530	34,288
Gentera SAB de CV	67,054	71,727
Grupo Carso SAB de CV, Series A1	20,689	149,514
Grupo Comercial Chedraui SA de CV	18,270	104,110
Grupo Financiero Banorte SAB de CV, Class O	128,474	1,056,944
Grupo Financiero Inbursa SAB de CV, Class O*	90,439	214,038
Grupo Hotelero Santa Fe SAB de CV*	22,600	5,453
Grupo Mexico SAB de CV, Series B	195,137	938,235
Grupo Televisa SAB	159,243	163,364
Grupo Traxion SAB de CV*±	5,100	9,689
Industrias CH SAB de CV, Series B*	23,916	286,288
Industrias Penoles SAB de CV*	8,090	113,389
La Comer SAB de CV	21,917	47,504
Megacable Holdings SAB de CV	42,063	97,460
Minera Frisco SAB de CV, Class A1*	52,254	8,548
Nemak SAB de CV*±	122,975	29,169
Orbia Advance Corp. SAB de CV	64,269	137,609
Organizacion Soriana SAB de CV, Class B*	57,868	96,317
Promotora y Operadora de Infraestructura SAB de CV	13,054	131,005
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,282
		5,343,217

Philippines — 0.8%
ACEN Corp.*	37,650	3,676
Alliance Global Group, Inc.	253,300	61,582
Ayala Corp.	10,620	120,246
Ayala Land, Inc.	38,300	16,860
Bank of the Philippine Islands	28,578	56,328
BDO Unibank, Inc.	113,780	283,834
Belle Corp.	176,000	3,826
China Banking Corp.	74,676	40,585
Cosco Capital, Inc.	257,000	22,814
DMCI Holdings, Inc.	385,900	63,339
Filinvest Land, Inc.	1,435,000	18,198
First Philippine Holdings Corp.	26,510	29,536

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
GT Capital Holdings, Inc.	3,472	$32,393
JG Summit Holdings, Inc.	178,383	143,645
LT Group, Inc.	132,300	22,793
Megaworld Corp.	1,004,700	36,220
Metropolitan Bank & Trust Co.	133,237	134,445
Puregold Price Club, Inc.	55,500	29,560
Rizal Commercial Banking Corp.	47,790	20,346
Robinsons Land Corp.	247,455	64,016
Robinsons Retail Holdings, Inc.	31,610	31,324
San Miguel Corp.	41,650	79,528
Security Bank Corp.	37,690	57,013
Top Frontier Investment Holdings, Inc.*	4,630	9,227
Union Bank of the Philippines	42,739	57,992
		1,439,326

Poland — 0.9%
AB SA	845	13,010
Alior Bank SA*	8,160	97,054
Amica SA	306	5,833
Asseco Poland SA	4,353	85,916
Cognor Holding SA	5,564	10,318
Cyfrowy Polsat SA	17,146	69,622
Develia SA*	16,364	17,145
Echo Investment SA	1,732	1,857
Enea SA*	23,584	37,093
Jastrzebska Spolka Weglowa SA*	4,372	43,065
KGHM Polska Miedz SA	9,866	272,738
Lubelski Wegiel Bogdanka SA	1,684	16,269
mBank SA*	482	48,141
PGE Polska Grupa Energetyczna SA*	60,152	107,405
Polski Koncern Naftowy Orlen SA	45,894	727,021
Powszechna Kasa Oszczednosci Bank Polski SA	8,908	79,200
Santander Bank Polska SA*	461	44,105
Tauron Polska Energia SA*	66,763	45,155
		1,720,947

Russia — 0.0%
Gazprom PJSC, ADR*§	162,760	—
Lukoil PJSC, ADR*§	15,271	—
RusHydro PJSC, ADR*§	61,905	—
VTB Bank PJSC, GDR*§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	18,811

South Africa — 3.0%
Absa Group Ltd.	55,331	493,624
Aeci Ltd.	11,902	57,293
African Rainbow Minerals Ltd.	9,314	98,483
AngloGold Ashanti Ltd., ADR	21,886	461,576
Aspen Pharmacare Holdings Ltd.	21,622	210,944
Astral Foods Ltd.	5,245	42,704
Barloworld Ltd.@	20,449	92,884
DataTec Ltd.	21,933	45,448
Exxaro Resources Ltd.	19,227	167,811
Foschini Group Ltd. (The)	16,742	83,633
Grindrod Ltd.	33,342	16,953
Harmony Gold Mining Co. Ltd.	14,397	60,621
Harmony Gold Mining Co. Ltd., ADR @	30,759	129,188
Impala Platinum Holdings Ltd.	72,158	480,459
Investec Ltd.	21,334	120,174
KAP Ltd.	156,089	22,392
Lewis Group Ltd.	3,337	7,041
Life Healthcare Group Holdings Ltd.	95,918	104,728
Metair Investments Ltd.*	23,331	22,722
Momentum Metropolitan Holdings	100,980	96,896
Motus Holdings Ltd.	14,664	78,052
Mpact Ltd.	15,365	20,834
MTN Group Ltd.	22,966	168,573
Nedbank Group Ltd.	26,249	318,788
Oceana Group Ltd.	7,336	27,479
Old Mutual Ltd.	313,640	201,969
Omnia Holdings Ltd.	16,030	51,221
Pepkor Holdings Ltd. ±	100,821	88,387
Raubex Group Ltd.	16,897	23,351
Reunert Ltd. .	14,953	46,747
Royal Bafokeng Platinum Ltd.	7,872	52,227
Sappi Ltd.@	46,866	97,137
Sasol Ltd.	38,852	481,510
Sasol Ltd., ADR.	3,934	48,703
Sibanye Stillwater Ltd.	202,105	311,406
Sibanye Stillwater Ltd., ADR @	1,610	10,046
Standard Bank Group Ltd.	60,990	575,348
Super Group Ltd.	41,508	70,859
Telkom SA SOC Ltd.*	28,405	47,826
Thungela Resources Ltd.	5,739	45,110
Tiger Brands Ltd.	8,247	73,276
Wilson Bayly Holmes-Ovcon Ltd.*	5,488	30,465
Zeda Ltd.*	20,449	11,593
		5,696,481

Taiwan — 18.2%
Acer, Inc.	187,884	189,124
Acter Group Corp. Ltd.	4,000	19,329
Advanced International Multitech Co. Ltd.	8,000	20,421
Altek Corp.	13,000	14,234
Ambassador Hotel (The)*	20,000	33,906
AmTRAN Technology Co. Ltd.	74,301	35,070
Apex International Co. Ltd.	15,000	30,439
Arcadyan Technology Corp.	11,000	43,443
Ardentec Corp.	39,092	76,441
ASE Technology Holding Co. Ltd.	233,000	826,679
Asia Cement Corp.	158,269	225,630
Asia Optical Co., Inc.	5,000	10,323
Asia Pacific Telecom Co. Ltd.*	125,842	27,031
Asia Polymer Corp.	31,602	26,889
Asustek Computer, Inc.	47,000	474,610
AUO Corp.	502,400	300,041
Bank of Kaohsiung Co. Ltd.	46,350	18,528
Basso Industry Corp.	9,000	12,108

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Bioteque Corp.	3,000	$11,029
Bizlink Holding, Inc.	3,000	31,017
Brighton-Best International Taiwan, Inc.	17,000	19,459
Capital Securities Corp.	184,437	84,388
Career Technology MFG. Co. Ltd.*	20,400	17,489
Catcher Technology Co. Ltd.	43,000	242,306
Cathay Financial Holding Co. Ltd.	393,170	544,728
Cathay Real Estate Development Co. Ltd.	70,000	36,636
Chang Hwa Commercial Bank Ltd.	299,460	179,323
Chang Wah Electromaterials, Inc.	20,000	21,962
Cheng Loong Corp.	82,000	89,650
Cheng Shin Rubber Industry Co. Ltd.	131,000	168,879
Cheng Uei Precision Industry Co. Ltd.	44,543	60,212
Chia Hsin Cement Corp.	22,000	15,187
Chin-Poon Industrial Co. Ltd.	36,000	36,295
China Airlines Ltd.	278,111	233,958
China Bills Finance Corp.	89,000	44,008
China Chemical & Pharmaceutical Co. Ltd.	19,000	16,014
China Development Financial Holding Corp.*	1,154,559	459,681
China General Plastics Corp.	28,665	21,537
China Man-Made Fiber Corp.*	115,018	30,357
China Metal Products .	31,000	36,231
China Motor Corp.	22,478	67,121
China Petrochemical Development Corp.*	389,871	122,678
China Steel Corp.	913,800	862,615
Chipbond Technology Corp.	42,000	85,094
ChipMOS Technologies, Inc.	28,897	33,866
Chun Yuan Steel Industry Co. Ltd.*	30,000	17,531
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	123,168
Chunghwa Precision Test Tech Co. Ltd.	2,000	37,631
Clevo Co.	43,000	45,907
CMC Magnetics Corp.*	87,979	39,831
Compal Electronics, Inc.	288,000	270,481
Compeq Manufacturing Co. Ltd.	109,000	155,392
Concord Securities Co. Ltd.	37,000	16,692
Continental Holdings Corp.	42,000	38,838
Coretronic Corp.	40,800	95,894
CTBC Financial Holding Co. Ltd.	1,475,280	1,177,117
D-Link Corp.*	50,640	35,527
DA CIN Construction Co. Ltd.	9,000	9,507
Da-Li Development Co. Ltd.	12,000	12,233
Darfon Electronics Corp.	17,000	25,272
Darwin Precisions Corp.*	55,000	26,754
Depo Auto Parts Ind Co. Ltd.	12,000	45,465
Dyaco International, Inc.	8,114	10,174
Dynapack International Technology Corp.	7,000	17,801
Eastern Media International Corp.*	24,300	14,200
Edom Technology Co. Ltd.	10,000	9,055
Elitegroup Computer Systems Co. Ltd.	35,877	36,517
Ennoconn Corp.	3,116	27,314
ENNOSTAR, Inc.*	36,414	60,798
Entie Commercial Bank Co. Ltd.	68,000	33,951
Eternal Materials Co., Ltd.	42,300	43,869
Eva Airways Corp.	241,478	308,588
Everest Textile Co. Ltd.*	56,568	16,710
Evergreen International Storage & Transport Corp.	54,000	49,935
Evergreen Marine Corp. Taiwan Ltd.	65,583	196,889
EVERGREEN Steel Corp.	13,000	27,966
Everlight Chemical Industrial Corp.	56,000	39,198
Everlight Electronics Co. Ltd.	40,000	66,400
Excelsior Medical Co. Ltd.	11,550	36,974
Far Eastern Department Stores Ltd.	85,220	65,671
Far Eastern International Bank .	283,151	108,189
Far Eastern New Century Corp.	266,338	286,054
Farglory Land Development Co. Ltd.	26,721	52,336
Feng Hsin Steel Co. Ltd.	14,000	32,051
First Financial Holding Co. Ltd.	561,369	498,382
First Steamship Co. Ltd.*	103,240	29,768
Fitipower Integrated Technology, Inc.	4,000	18,366
FLEXium Interconnect, Inc.	24,000	71,358
Formosa Advanced Technologies Co. Ltd.	20,000	28,127
Formosa Chemicals & Fibre Corp.	176,000	379,187
Formosa Laboratories, Inc.	8,000	23,735
Formosa Petrochemical Corp.	41,000	110,976
Formosa Plastics Corp.	183,000	503,559
Formosa Taffeta Co. Ltd.	28,000	25,173
Formosan Rubber Group, Inc.	20,080	14,249
Formosan Union Chemical .	48,179	38,132
Foxconn Technology Co. Ltd.	58,127	103,770
Foxsemicon Integrated Technology, Inc.*	1,000	6,486
FSP Technology, Inc.	8,000	12,330
Fubon Financial Holding Co. Ltd.	578,731	1,129,793
Fulltech Fiber Glass Corp.	32,249	14,031
G Shank Enterprise Co. Ltd.	10,000	15,765
Gamania Digital Entertainment Co. Ltd.	6,000	15,778
Gemtek Technology Corp.	47,000	49,876
General Interface Solution Holding Ltd.	24,000	56,177
Getac Holdings Corp.	21,000	45,109
Giantplus Technology Co. Ltd.*	37,000	18,355
Gigabyte Technology Co., Ltd.	35,000	273,644
Global Brands Manufacture Ltd.	10,000	14,738
Global PMX Co. Ltd.	2,000	10,146
Gloria Material Technology Corp.	34,392	63,606
Goldsun Building Materials Co. Ltd.	82,973	73,264
Grand Pacific Petrochemical	102,000	63,700
Great Wall Enterprise Co. Ltd.*	31,330	53,617
Greatek Electronics, Inc.	16,000	29,386
Hannstar Board Corp.	38,929	60,060
HannStar Display Corp.*	35,000	14,778
HannsTouch Holdings Co.	32,279	10,986

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Hey Song Corp.	18,750	$24,834
Highwealth Construction Corp.	52,697	72,164
Hiroca Holdings Ltd.	8,000	11,405
Ho Tung Chemical Corp.	108,688	30,920
Holy Stone Enterprise Co., Ltd.	10,000	34,516
Hon Hai Precision Industry Co. Ltd.	735,068	2,667,010
Hong Pu Real Estate Development Co. Ltd.*	20,000	17,306
Hong TAI Electric Industrial.	13,000	11,124
Hua Nan Financial Holdings Co. Ltd.	473,337	337,398
Huaku Development Co. Ltd.	7,000	20,273
Huang Hsiang Construction Corp.	8,000	10,442
Hung Ching Development & Construction Co. Ltd.	20,000	15,797
Hung Sheng Construction Ltd.	50,688	35,561
IBF Financial Holdings Co. Ltd.*	125,715	48,640
IEI Integration Corp.	8,000	23,144
Innolux Corp.	595,270	291,476
International CSRC Investment Holdings Co.	58,604	40,456
Inventec Corp.	158,282	219,550
ITEQ Corp.	15,000	33,280
Kenda Rubber Industrial Co. Ltd.	33,000	34,012
Kerry TJ Logistics Co. Ltd.	9,000	11,328
Kindom Development Co. Ltd.	46,200	44,651
King Yuan Electronics Co. Ltd.	113,100	206,993
King's Town Bank Co. Ltd.	90,000	102,731
Kinpo Electronics .	138,000	65,357
Kinsus Interconnect Technology Corp.	28,000	104,738
KS Terminals, Inc.	14,000	37,220
Kuo Yang Construction Co. Ltd.*	14,000	8,226
Kwong Lung Enterprise Co. Ltd.	12,000	21,500
L&K Engineering Co. Ltd.	16,000	31,389
Largan Precision Co. Ltd.	7,000	478,736
Lealea Enterprise Co. Ltd.	80,000	29,283
Lelon Electronics Corp.	10,000	19,939
Lien Hwa Industrial Holdings Corp.	46,702	101,668
Lingsen Precision Industries Ltd.	41,000	20,273
Lite-On Technology Corp.	183,874	611,054
Longchen Paper & Packaging Co. Ltd.	92,459	50,913
Lung Yen Life Service Corp.	16,000	18,854
Macronix International Co. Ltd.	119,171	125,123
MediaTek, Inc.	2,000	44,181
Mega Financial Holding Co. Ltd.	466,371	572,023
Mercuries & Associates Holding Ltd.	42,767	20,872
Mercuries Life Insurance Co. Ltd.*	72,469	12,681
Micro-Star International Co., Ltd.	31,000	175,681
Mirle Automation Corp.	6,000	7,330
Mitac Holdings Corp.	27,637	31,014
MOSA Industrial Corp.	8,656	8,574
MPI Corp.	6,000	33,425
Namchow Holdings Co. Ltd.	7,000	10,755
Nan Ya Plastics Corp.	290,000	675,079
Nanya Technology Corp.	117,000	265,973
O-Bank Co. Ltd.	91,943	30,112
Orient Semiconductor Electronics Ltd.	42,485	31,375
Oriental Union Chemical Corp.	16,000	11,379
Pan Jit International, Inc.	13,600	30,261
Pan-International Industrial Corp.	34,380	44,211
PChome Online, Inc.	4,000	6,614
Pegatron Corp.	187,249	449,717
Phison Electronics Corp.	6,000	79,276
Pixart Imaging, Inc.	8,000	28,127
POU Chen Corp.	169,133	171,064
Powerchip Semiconductor Manufacturing Corp.	209,000	207,695
Powertech Technology, Inc.	49,000	165,198
President Securities Corp.	86,636	48,402
Primax Electronics Ltd.*	25,000	52,818
Prince Housing & Development Corp.	77,970	30,042
Prosperity Dielectrics Co. Ltd.	11,000	15,258
Qisda Corp.	139,400	205,444
Quanta Computer, Inc.	160,000	780,876
Quanta Storage, Inc.	13,000	30,972
Radiant Opto-Electronics Corp.	27,000	95,362
Radium Life Tech Co. Ltd.	101,477	29,552
Rechi Precision Co. Ltd.	16,000	10,403
Rexon Industrial Corp. Ltd.*	13,000	14,505
Rich Development Co. Ltd.	19,978	6,543
Ritek Corp.*	47,211	14,977
Ruentex Development Co. Ltd.	44,000	50,789
Ruentex Industries Ltd.	37,891	73,240
Sampo Corp.	31,600	27,141
San Fang Chemical Industry Co. Ltd.	13,000	10,853
Sanyang Motor Co. Ltd.	41,573	119,468
Sesoda Corp.	17,193	21,392
Shanghai Commercial & Savings Bank Ltd. (The)	106,618	155,419
ShenMao Technology, Inc.	10,000	16,632
Shih Wei Navigation Co. Ltd.	17,554	12,907
Shihlin Electric & Engineering Corp.	23,000	110,405
Shin Kong Financial Holding Co. Ltd.*	715,108	204,353
Shin Zu Shing Co. Ltd.	16,660	48,357
Shinkong Insurance Co. Ltd.	22,000	36,732
Shinkong Synthetic Fibers Corp.	108,151	59,728
Sigurd Microelectronics Corp.	42,694	75,807
Simplo Technology Co. Ltd.	9,000	94,928
Sincere Navigation Corp.	27,810	17,948
Sinon Corp.	37,000	42,353
SinoPac Financial Holdings Co. Ltd.	742,433	413,595
Sirtec International Co. Ltd.	12,000	12,214
Soft-World International Corp.	4,000	12,972
St Shine Optical Co. Ltd.	5,000	37,165
Sunonwealth Electric Machine Industry Co. Ltd.*	12,000	35,833
Supreme Electronics Co. Ltd.	43,121	67,012
Syncmold Enterprise Corp.	5,000	9,665
Synnex Technology International Corp.	87,300	162,578
TA Chen Stainless Pipe Co., Ltd.	87,870	133,733
TA-I Technology Co. Ltd.	6,000	9,517

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
TAI-TECH Advanced Electronics Co. Ltd.	3,000	$9,392
Taichung Commercial Bank Co. Ltd.	238,060	116,185
TaiDoc Technology Corp.	7,000	41,805
Taiflex Scientific Co. Ltd.	25,740	36,158
Tainan Spinning Co. Ltd.	115,427	61,152
Taishin Financial Holding Co. Ltd.	703,708	427,044
Taiwan Business Bank	369,300	168,971
Taiwan Cement Corp.	380,971	465,442
Taiwan Cooperative Financial Holding Co. Ltd.	209,706	188,870
Taiwan Fertilizer Co. Ltd.	48,000	93,243
Taiwan FU Hsing Industrial Co. Ltd.	21,000	28,825
Taiwan Glass Industry Corp.*	81,321	50,394
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	104,756
Taiwan Navigation Co. Ltd.	22,000	21,545
Taiwan Paiho Ltd.	12,000	20,960
Taiwan PCB Techvest Co. Ltd.	28,000	35,467
Taiwan Sakura Corp.	6,000	12,291
Taiwan Shin Kong Security Co. Ltd.	10,100	13,410
Taiwan Styrene Monomer	23,000	12,222
Taiwan Surface Mounting Technology Corp.	21,518	69,436
Taiwan Union Technology Corp.	19,000	46,059
Tatung Co. Ltd.*	115,000	200,501
TCI Co. Ltd.	5,000	28,496
Teco Electric & Machinery Co. Ltd.	101,000	172,849
Test Research, Inc.	11,000	21,333
Thinking Electronic Industrial Co. Ltd.	4,000	21,192
Thye Ming Industrial Co. Ltd.	8,000	11,739
Ton Yi Industrial Corp.	82,000	52,000
Tong Hsing Electronic Industries Ltd.	9,900	58,171
Tong Yang Industry Co. Ltd.	41,921	70,935
Topco Scientific Co. Ltd.	4,000	23,439
Topkey Corp.	3,000	18,591
TPK Holding Co. Ltd.	34,000	48,362
Transcend Information, Inc.	10,000	25,173
Tripod Technology Corp.	25,000	99,135
TSRC Corp.	26,000	21,455
Tung Ho Steel Enterprise Corp.	58,290	111,360
TXC Corp.	16,000	48,188
TYC Brother Industrial Co. Ltd.	21,000	25,049
U-Ming Marine Transport Corp.*	27,000	41,006
Union Bank of Taiwan	159,404	84,194
Unitech Printed Circuit Board Corp.*	71,667	40,730
United Microelectronics Corp.	499,513	777,870
United Microelectronics Corp., ADR @	38,376	302,787
Universal Cement Corp.	46,836	46,168
UPC Technology Corp.	80,916	38,581
USI Corp.	77,130	57,208
Wafer Works Corp.	25,000	37,968
Wah Lee Industrial Corp.	21,420	57,015
Walsin Lihwa Corp.	156,211	205,643
Walsin Technology Corp.	28,000	85,768
Walton Advanced Engineering, Inc.	34,000	15,666
Wan Hai Lines Ltd.	58,000	109,875
Wei Chuan Foods Corp.	14,000	9,125
Weikeng Industrial Co. Ltd.	32,945	35,331
Winbond Electronics Corp.*	331,893	292,522
Wisdom Marine Lines Co. Ltd.	27,019	42,336
Wistron Corp.	287,431	837,989
Wistron NeWeb Corp.	6,000	18,360
WPG Holdings Ltd.	154,400	271,177
WT Microelectronics Co. Ltd.*	31,265	68,263
Yageo Corp.	21,067	332,464
Yang Ming Marine Transport Corp.*	143,000	289,265
YC INOX Co. Ltd.	27,763	26,208
Yem Chio Co. Ltd.	22,666	11,499
Yeong Guan Energy Technology Group Co. Ltd.	7,000	16,138
YFY, Inc.	110,385	132,025
Yieh Phui Enterprise Co. Ltd.	55,151	27,802
Youngtek Electronics Corp.	12,000	25,584
Yuanta Financial Holding Co. Ltd.	686,327	509,051
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	20,084
Yulon Motor Co. Ltd.	54,247	143,871
YungShin Global Holding Corp.	7,000	9,799
Zeng Hsing Industrial Co. Ltd.	2,148	7,690
Zenitron Corp.	18,000	19,997
Zhen Ding Technology Holding Ltd.	62,000	209,026
Zinwell Corp.*	24,000	16,298
ZongTai Real Estate Development Co. Ltd.*	14,000	19,464
Zyxel Group Corp.	31,438	46,938
		34,556,424
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Ltd.	4,067	85,955

Thailand — 2.1%
AP Thailand PCL.	242,500	78,656
Bangchak Corp. PCL.	112,900	116,228
Bangkok Bank PCL.	48,500	238,020
Bangkok Bank PCL, NVDR	13,300	59,832
Bangkok Insurance PCL.	2,100	18,006
Bangkok Land PCL.	1,039,700	24,046
Banpu PCL.	429,750	107,271
Berli Jucker PCL.	64,800	63,511
Cal-Comp Electronics Thailand PCL.	310,479	16,813
Charoen Pokphand Foods PCL.	322,300	179,081
GFPT PCL.	33,300	12,022
Indorama Ventures PCL.	93,600	90,419
IRPC PCL.	633,100	40,713
Italian-Thai Development PCL*	563,700	21,146
Kasikornbank PCL, NVDR.	27,100	98,983
Khon Kaen Sugar Industry PCL.	135,600	11,856
Kiatnakin Phatra Bank PCL.	21,900	36,907
Krung Thai Bank PCL.	204,575	111,938

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Lanna Resources PCL.	2,500	$1,044
LH Financial Group PCL.	302,400	9,467
Polyplex Thailand PCL.	27,000	10,509
Precious Shipping PCL.	41,900	10,991
Property Perfect PCL.	1,000,115	10,437
Pruksa Holding PCL.	88,800	31,558
PTT Exploration & Production PCL.	101,100	427,725
PTT Global Chemical PCL.	116,228	122,112
PTT PCL.	883,900	835,161
Quality Houses PCL.	338,800	21,023
Regional Container Lines PCL.	17,100	11,431
Sansiri PCL.	1,106,700	59,931
SC Asset Corp. PCL.	188,600	23,193
SCB X PCL.	48,100	144,483
Siam Cement PCL (The)	31,500	286,081
Siam City Cement PCL.	4,100	16,132
Sino-Thai Engineering & Construction PCL.	70,300	17,449
Somboon Advance Technology PCL.	20,300	10,821
SPCG PCL.	37,500	13,432
Sri Trang Agro-Industry PCL.	60,900	29,200
Sri Trang Gloves Thailand PCL.	39,200	3,339
Star Petroleum Refining PCL.	80,000	18,164
Supalai PCL.	139,400	79,421
Super Energy Corp. PCL*	759,200	11,135
Thai Oil PCL.	78,877	98,443
Thai Stanley Electric PCL, NVDR	3,100	18,886
Thai Union Group PCL, Class F	210,500	76,589
Thanachart Capital PCL.	17,800	24,977
Thitikorn PCL.	10,500	2,088
Thoresen Thai Agencies PCL.	37,800	6,983
TMBThanachart Bank PCL.	1,537,072	67,197
TPI Polene PCL.	676,600	28,052
TPI Polene Power PCL.	179,000	16,761
True Corp. PCL.	596,339	106,804
Unique Engineering & Construction PCL*	54,500	3,935
WHA Corp. PCL.	253,200	32,851
		4,013,253

Turkey — 0.8%
Akbank TAS	317,936	246,858
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	42,366
Dogan Sirketler Grubu Holding AS	84,330	31,961
Enka Insaat ve Sanayi AS	66,291	74,658
Eregli Demir ve Celik Fabrikalari TAS*	61,749	87,154
KOC Holding AS	57,667	229,859
TAV Havalimanlari Holding AS*	7,294	26,172
Turk Hava Yollari AO*	42,215	314,305
Turkiye Garanti Bankasi AS	39,578	48,742
Turkiye Is Bankasi, Class C	185,127	100,048
Turkiye Sinai Kalkinma Bankasi AS*	172,186	29,650
Turkiye Sise ve Cam Fabrikalari AS	52,572	89,842
Turkiye Vakiflar Bankasi TAO, Class D*	80,351	30,607
Vestel Elektronik Sanayi ve Ticaret AS*	6,125	13,420
Yapi ve Kredi Bankasi AS	235,205	117,348
		1,482,990

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	191,420	422,656
Abu Dhabi National Hotels	9,880	14,203
Agthia Group PJSC	33,252	44,903
Aldar Properties PJSC	229,175	317,588
Amanat Holdings PJSC	112,633	30,972
Dana Gas PJSC	333,486	78,083
Deyaar Development PJSC*	130,763	23,853
Dubai Investments PJSC	191,176	121,274
Dubai Islamic Bank PJSC	7,056	10,508
Emaar Development PJSC	84,901	133,604
Emaar Properties PJSC	390,021	680,652
Emirates NBD Bank PJSC	145,337	587,600
Manazel PJSC*	139,614	14,406
Multiply Group PJSC*	29,828	25,662
RAK Properties PJSC*	114,134	27,594
Ras Al Khaimah Ceramics	60,539	44,172
SHUAA Capital PSC*	182,524	18,883
		2,596,613
TOTAL COMMON STOCKS
(Identified Cost $176,673,463)		184,956,923

PREFERRED STOCKS — 1.8%
Brazil — 1.8%
Banco ABC Brasil SA, 5.684%	11,102	44,216
Banco Bradesco SA, 6.128%	100,741	346,099
Banco do Estado do Rio Grande do Sul SA, Class B, 5.867%	14,808	46,389
Banco Pan SA, 3.045%	20,000	38,219
Marcopolo SA, 4.491%	42,283	46,008
Petroleo Brasileiro SA, 16.504%	448,645	2,766,903
Randon SA Implementos e Participacoes, 4.133%	9,200	23,383
Usinas Siderurgicas de Minas Gerais SA, Class A, 4.65%	42,992	63,480
		3,374,697

Colombia — 0.0%
Grupo Argos SA, 8.631%	12,517	18,032

Philippines — 0.0%
Cebu Air, Inc., 6.000%*	12,909	8,396

India — 0.0%
Sundaram Clayton Ltd., 9.000%*	256,360	31,406

TOTAL PREFERRED STOCKS (Identified Cost $2,496,184)		3,432,531

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
China Zheshang Bank Co. Ltd. Rights 7/19/23. *<>	28,800	$1,249

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		1,249

SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.780%	421,895	421,895

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	1,462,355	1,462,355

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,884,250)		1,884,250

Total Investments — 100.1%
(Identified Cost $181,053,897)		190,274,953
Liabilities, Less Cash and Other Assets — (0.1%)		(191,632)
Net Assets — 100.0%		$190,083,321
†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2023 amounted to $3,849,273 or 2.03% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $3,271,516.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

Ten largest industry holdings as of June 30, 2023

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	20.8%
Oil, Gas & Consumable Fuels	11.5%
Metals & Mining	6.7%
Electronic Equipment, Instruments & Components	4.6%
Computers & Peripherals	4.3%
Insurance	4.0%
Semiconductors & Semiconductor Equipment	3.9%
Real Estate Management & Development	3.7%
Chemicals	3.5%
Automobiles	3.4%

Country weightings as of June 30, 2023

(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Diversified REITs — 2.1%
American Assets Trust, Inc.	6,032	$115,814
Broadstone Net Lease, Inc.	17,587	271,543
CTO Realty Growth, Inc.	2,292	39,285
Empire State Realty Trust, Inc., Class A	11,500	86,135
Essential Properties Realty Trust, Inc.	16,250	382,525
Gladstone Commercial Corp.@	3,518	43,518
Global Net Lease, Inc.	8,639	88,809
One Liberty Properties, Inc.	1,802	36,616
WP Carey, Inc.	22,578	1,525,370
		2,589,615
Health Care REITs — 8.8%
CareTrust REIT, Inc.	10,703	212,562
Community Healthcare Trust, Inc.	2,728	90,079
Global Medical REIT, Inc.	5,127	46,810
Healthcare Realty Trust, Inc., Class A	40,607	765,848
Healthpeak Properties, Inc.	58,326	1,172,353
LTC Properties, Inc.	3,972	131,155
Medical Properties Trust, Inc.@	59,765	553,424
National Health Investors, Inc.	4,627	242,547
Omega Healthcare Investors, Inc.	24,989	766,912
Physicians Realty Trust	25,667	359,081
Sabra Health Care REIT, Inc.	25,104	295,474
Universal Health Realty Income Trust	1,452	69,086
Ventas, Inc.	42,562	2,011,906
Welltower, Inc.	52,619	4,256,351
		10,973,588
Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	24,154	364,967
Braemar Hotels & Resorts, Inc.	5,308	21,338
Chatham Lodging Trust	5,496	51,443
DiamondRock Hospitality Co.	22,762	182,324
Host Hotels & Resorts, Inc.	75,632	1,272,886
Park Hotels & Resorts, Inc.	23,481	301,026
Pebblebrook Hotel Trust @	13,445	187,423
RLJ Lodging Trust	16,642	170,913
Ryman Hospitality Properties, Inc.	5,617	521,932
Service Properties Trust	17,100	148,599
Summit Hotel Properties, Inc.	10,209	66,461
Sunstone Hotel Investors, Inc.	22,084	223,490
Xenia Hotels & Resorts, Inc.	13,264	163,280
		3,676,082
Industrial REITs — 13.9%
Americold Realty Trust, Inc.	28,809	930,531
EastGroup Properties, Inc.	4,697	815,399
First Industrial Realty Trust, Inc.	14,063	740,276
Innovative Industrial Properties, Inc.	2,731	199,390
LXP Industrial Trust	29,881	291,340
Plymouth Industrial REIT, Inc.	4,574	105,293
Prologis, Inc.	97,865	12,001,185
Rexford Industrial Realty, Inc.	22,664	1,183,514
STAG Industrial, Inc.	19,127	686,277
Terreno Realty Corp.	8,376	503,398
		17,456,603
Office REITs — 4.7%
Alexandria Real Estate Equities, Inc.	17,426	1,977,677
Boston Properties, Inc.	15,888	914,990
Brandywine Realty Trust	18,624	86,602
City Office REIT, Inc.	5,176	28,830
Corporate Office Properties Trust	11,998	284,953
Cousins Properties, Inc.	17,110	390,108
Douglas Emmett, Inc.@	18,107	227,605
Easterly Government Properties, Inc.	9,677	140,317
Equity Commonwealth	11,816	239,392
Highwoods Properties, Inc.	11,410	272,813
Hudson Pacific Properties, Inc.	12,646	53,366
JBG SMITH Properties	11,344	170,614
Kilroy Realty Corp.	11,447	344,440
Office Properties Income Trust	3,570	27,489
Orion Office REIT, Inc.	6,753	44,637
Paramount Group, Inc.	17,848	79,067
Piedmont Office Realty Trust, Inc.,
Class A	10,998	79,955
SL Green Realty Corp.@	7,066	212,333
Vornado Realty Trust	18,129	328,860
		5,904,048

Residential REITs — 15.8%
American Homes 4 Rent., Class A	34,796	1,233,518
Apartment Income REIT Corp.	16,970	612,447
Apartment Investment and Management Co., Class A	15,756	134,241
AvalonBay Communities, Inc.	15,005	2,839,996
Bluerock Homes Trust, Inc.*	412	6,650
BRT Apartments Corp.	400	7,920
Camden Property Trust	10,791	1,174,816
Centerspace	1,825	111,982
Clipper Realty, Inc.	1,167	6,617
Elme Communities	10,445	171,716
Equity LifeStyle Properties, Inc.	18,811	1,258,268
Equity Residential	38,102	2,513,589
Essex Property Trust, Inc.	6,794	1,591,834
Independence Realty Trust, Inc.	24,425	445,023
Invitation Homes, Inc.	65,249	2,244,566
Mid-America Apartment Communities, Inc.	12,349	1,875,319
NexPoint Residential Trust, Inc.	2,547	115,838
Sun Communities, Inc.	13,230	1,725,986
UDR, Inc.	33,842	1,453,852
UMH Properties, Inc.	5,369	85,797
Veris Residential, Inc.*	8,319	133,520
		19,743,495

Retail REITs — 13.7%
Acadia Realty Trust	9,876	142,116
Agree Realty Corp.	9,186	600,672
Alexander's, Inc.	303	55,710
Brixmor Property Group, Inc.	32,048	705,056
Federal Realty OP LP	7,875	762,064
Getty Realty Corp.	3,812	128,922
InvenTrust Properties Corp.	6,885	159,319
Kimco Realty Corp.	65,626	1,294,145

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Kite Realty Group Trust	23,808	$531,871
Macerich Co. (The)	23,319	262,805
Necessity Retail REIT, Inc.	17,263	116,698
NETSTREIT Corp.	6,691	119,568
NNN REIT, Inc.	19,374	829,013
Phillips Edison & Co., Inc.@	12,411	422,967
Realty Income Corp.	70,499	4,215,135
Regency Centers Corp.	16,409	1,013,584
Retail Opportunity Investments Corp.	13,420	181,304
RPT Realty	8,058	84,206
Saul Centers, Inc.	1,556	57,307
Simon Property Group, Inc.	34,617	3,997,571
SITE Centers Corp.	20,184	266,832
Spirit Realty Capital, Inc.	14,821	583,651
Tanger Factory Outlet Centers, Inc.	11,333	250,119
Urban Edge Properties	12,741	196,594
Urstadt Biddle Properties, Inc.	1,000	21,040
Urstadt Biddle Properties, Inc., Class A	2,206	46,900
Whitestone REIT	6,078	58,957
		17,104,126

Specialized REITs — 37.4%
American Tower Corp.	49,450	9,590,333
Crown Castle, Inc.	45,866	5,225,972
CubeSmart	23,892	1,067,017
Digital Realty Trust, Inc.	30,839	3,511,637
EPR Properties	8,091	378,659
Equinix, Inc.	9,946	7,797,067
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	14,295	2,127,811
Four Corners Property Trust, Inc.	9,280	235,712
Gaming and Leisure Properties, Inc.	27,975	1,355,668
Global Self Storage, Inc.	2,195	11,085
Iron Mountain, Inc.	31,096	1,766,875
Lamar Advertising Co., Class A	9,329	925,903
Life Storage, Inc.	9,049	1,203,155
National Storage Affiliates Trust	9,022	314,236
Outfront Media, Inc.	16,965	266,690
Public Storage	16,756	4,890,741
SBA Communications Corp.	11,650	2,700,004
Uniti Group, Inc.	20,375	94,132
VICI Properties, Inc.	107,081	3,365,556
		46,828,253

TOTAL COMMON STOCKS
(Identified Cost $72,264,780)		124,275,810

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 4.780%	653,723	$653,723
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.110%	295,730	295,730

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $949,453)		949,453

Total Investments — 100.1%
(Identified Cost $73,214,233)		125,225,263
Liabilities, Less Cash and Other Assets — (0.1%)		(70,515)
Net Assets — 100.0%		$125,154,748
†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2023, the fair value of the securities on loan was $1,649,106.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

Portfolio Sectors as of June 30, 2023

(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2023

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.1%
SA Emerging Markets Value Fund €	155,612	$1,489,207
SA Global Fixed Income Fund €	545,841	4,650,561
SA International Value Fund €	367,890	4,491,942
SA Real Estate Securities Fund €	63,048	667,683
SA U.S. Core Market Fund €	135,413	3,738,764
SA U.S. Fixed Income Fund €	210,687	1,993,098
SA U.S. Small Company Fund €	58,801	1,489,421
SA U.S. Value Fund €	198,482	3,747,332
		22,268,008

TOTAL MUTUAL FUNDS
(Identified Cost $20,993,170)		22,268,008

Total Investments — 100.0%
(Identified Cost $20,993,170)		22,268,008
Cash and Other Assets, Less Liabilities — 0.0%		825
Net Assets — 100.0%		$22,268,833
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2023

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$406,993,780	$673,482,407	$641,149,822
Investments in affiliated securities, at value	—	—	—
Cash	15,625	—	376,976
Foreign currency, at value	—	157,537	—
Receivable for investments sold	—	3,901,467	—
Dividends and interest receivable	1,595,089	3,436,113	356,049
Receivable for fund shares sold	201,998	439,839	344,781
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	990,671	—
Receivable from the Adviser (Note 2)	11,378	—	9,689
Receivable for tax reclaims	—	—	—
Prepaid expenses	24,728	26,244	23,431
Other assets	—	—	573
Total Assets	408,842,598	682,434,278	642,261,321

LIABILITIES
Payable for investments purchased	1,651,012	—	—
Payable for fund shares redeemed	454,805	474,732	662,863
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	5,297,645	314,743
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	2,838,316	—
Advisory fee payable (Note 2)	50,306	138,585	206,211
Sub-Advisory fee payable (Note 2)	10,061	16,630	15,466
Sub-Administration fee payable (Note 2)	19,112	30,928	26,217
Custody and accounting fees payable	22,648	44,330	23,561
Shareholder servicing fee payable (Note 2)	50,306	83,151	77,329
Transfer agent fee payable	10,640	11,726	13,449
Professional fees payable	31,824	33,323	31,823
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	7,737	7,357	13,964
Total Liabilities	2,308,451	8,976,723	1,385,626
NET ASSETS	$406,534,147	$673,457,555	$640,875,695
NET ASSETS CONSIST OF:
Paid-in capital	$443,031,054	$755,128,904	$141,815,862
Total distributable earnings (loss)(2)	(36,496,907)	(81,671,349)	499,059,833
NET ASSETS	$406,534,147	$673,457,555	$640,875,695
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	42,964,537	79,061,972	23,211,663
Net asset value per share	$9.46	$8.52	$27.61

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$519,815,152	$307,615,168	$579,156,157	$246,953,410	$190,274,953	$125,225,263	$—
—	—	—	—	—	—	22,268,008
412,092	173,728	13,841	—	31,920	49,057	—
—	—	1,369,438	—	872,052	—	—
—	—	1,536,336	15,000	179,297	—	—
460,750	179,146	1,189,345	—	1,586,911	520,121	—
202,893	103,580	274,846	127,961	191,497	60,772	6,750
—	—	—	—	—	—	—
—	—	7,900	—	31,010	12,705	15,911
—	—	3,083,344	—	5,838	—	—
22,915	21,807	22,458	21,463	21,667	21,250	23,142
—	—	—	—	—	5,485	—
520,913,802	308,093,429	586,653,665	247,117,834	193,195,145	125,894,653	22,313,811

93,138	—	506,498	—	95,670	245,119	5,950
247,530	255,676	492,147	155,170	124,646	71,775	800
—	—	—	14,009	—	—	—
—	1,951,648	39,745,759	—	1,462,355	295,730	—
—	—	—	—	—	—	—
167,540	109,550	199,946	50,704	70,429	35,321	—
41,885	49,070	88,865	—	56,343	10,092	—
23,749	13,994	23,611	10,794	8,070	6,327	998
21,352	23,049	43,786	8,910	84,408	8,940	6,288
62,827	36,803	66,649	30,423	23,476	15,137	—
12,810	12,506	12,799	12,269	11,271	11,300	338
31,823	31,823	31,323	31,823	37,288	34,323	28,323
—	—	—	—	1,104,314	—	—
13,531	9,000	18,644	12,406	33,554	5,841	2,281
716,185	2,493,119	41,230,027	326,508	3,111,824	739,905	44,978
$520,197,617	$305,600,310	$545,423,638	$246,791,326	$190,083,321	$125,154,748	$22,268,833
$313,896,699	$164,359,949	$471,604,082	$162,824,059	$192,918,991	$72,084,731	$20,559,435
206,300,918	141,240,361	73,819,556	83,967,267	(2,835,670)	53,070,017	1,709,398
$520,197,617	$305,600,310	$545,423,638	$246,791,326	$190,083,321	$125,154,748	$22,268,833
27,553,807	12,063,953	44,666,615	12,733,490	19,873,474	11,821,698	2,062,375
$18.88	$25.33	$12.21	$19.38	$9.56	$10.59	$10.80

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2023 (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
Identified cost of unaffiliated investments	$411,462,180	$668,487,977	$145,160,492
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$157,595	$—
(1) Including securities on loan, at value (see Note 1)	$—	$5,146,321	$1,357,807
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA International	SA Emerging	SA	SA Worldwide
U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate	Moderate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund
$313,725,770	$168,051,866	$496,304,228	$140,980,077	$181,053,897	$73,214,233	$—
$—	$—	$—	$—	$—	$—	$20,993,170
$—	$—	$1,372,846	$—	$881,585	$—	$—
$590,900	$7,212,085	$60,326,686	$—	$3,271,516	$1,649,106	$—
$—	$—	$—	$—	$1,104,314	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2023

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$9,679,784
Affiliated dividends	—	—	—
Interest(1)	12,436,191	17,908,714	57,638
Other income	—	—	4,194
Taxes withheld	—	—	(1,232)
Total Income	12,436,191	17,908,714	9,740,384
Expenses:
Advisory fees (Note 2)	648,984	1,768,731	2,416,512
Shareholder Servicing fees (Note 2)	537,056	876,664	763,630
Administration fees (Note 2)	145,136	235,469	193,578
Sub-Advisory fees (Note 2)	129,797	212,248	173,882
Sub-Administration fees (Note 2)	86,759	140,730	119,287
Trustees' fees and expenses (Note 2)	37,200	37,200	37,200
Custody and accounting fees	53,286	145,783	103,306
Transfer agent fees	83,743	87,753	101,710
Professional fees*	57,842	59,342	59,342
Registration fees	44,948	53,950	49,773
Shareholders report printing expenses	35,610	58,638	47,303
Insurance expenses	—	—	—
Other expenses**	29,693	32,106	105,144
Total expenses before waivers and reimbursements:	1,890,054	3,708,614	4,170,667
Less: Fee waiver by the Adviser (Note 2)	(95,709)	—	(90,051)
Net expenses	1,794,345	3,708,614	4,080,616
Net investment income	10,641,846	14,200,100	5,659,768
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	(6,535,175)	(47,015,862)	34,844,575
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(669,203)	—
Foreign currency transactions	—	95,306	—
Capital gain distributions from underlying funds	—	—	979,678
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	2,972,420	49,481,506	65,430,073
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(8,693,629)	—
Foreign currency transactions	—	49,569	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	(3,562,755)	(6,752,313)	101,254,326
Net increase (decrease) in net assets resulting from operations	$7,079,091	$7,447,787	$106,914,094
(1) Interest income includes security lending income of:	$—	$16,440	$9,310
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance, printing services and ReFlow.
^	For the year ended June 30, 2023, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $35,949,048, $32,446,948, $17,261,508, $6,034,134 and $5,078,485, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $33,195,162, $20,073,591, $9,992,433, $2,913,679 and $2,747,290, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA Emerging	SA Real Estate	SA Worldwide
Value	Small Company	International	Small Company	Markets Value	Securities	Moderate
Fund	Fund	Value Fund	Fund	Fund	Fund	Growth Fund

$13,040,419	$4,520,258	$26,758,036	$7,264,121	$10,063,763	$4,493,809	$—
—	—	—	—	—	—	559,419
44,250	40,468	288,028	—	71,577	16,861	—
—	33,618	—	—	85	—	—
—	(3,870)	(2,601,850)	—	(1,157,874)	—	—
13,084,669	4,590,474	24,444,214	7,264,121	8,977,551	4,510,670	559,419

2,102,507	1,214,684	2,418,873	609,781	830,829	459,672	—
658,926	381,258	676,846	307,782	229,721	162,125	—
167,953	97,467	164,514	74,777	57,966	44,629	—
525,627	607,342	1,075,055	—	664,663	131,335	—
103,929	61,523	105,932	49,475	36,115	26,581	4,494
37,200	37,200	37,200	37,200	37,200	37,200	37,200
73,581	79,131	171,416	27,951	269,237	43,458	15,492
97,030	95,146	96,831	93,260	85,405	85,685	3,580
59,342	59,706	57,342	59,342	92,362	61,842	54,341
47,899	43,524	46,331	40,606	41,339	38,491	26,094
42,873	23,033	43,757	19,182	14,788	11,226	11,934
—	—	—	—	—	—	8,462
104,670	66,627	88,600	21,521	110,015	40,022	15,095
4,021,537	2,766,641	4,982,697	1,340,877	2,469,640	1,142,266	176,692
—	(1,459)	(64,761)	(2,405)	(538,756)	(132,919)	(176,692)
4,021,537	2,765,182	4,917,936	1,338,472	1,930,884	1,009,347	—
9,063,132	1,825,292	19,526,278	5,925,649	7,046,667	3,501,323	559,419

24,829,240	12,084,959	(257,718)	(2,359,021)	(1,698,433)	3,470,107	—
—	—	—	—	—	—	740,045
—	—	1,131	—	(476)	—	—
—	—	(71,537)	—	(145,183)	—	—
—	—	—	2,901,400	—	—	450,834

22,385,154	29,037,209	66,642,814	21,341,505	8,698,850	(13,923,863)	—
—	—	—	—	—	—	523,672
—	—	—	—	—	—	—
—	—	112,148	—	24,293	—	—
47,214,394	41,122,168	66,426,838	21,883,884	6,879,051	(10,453,756)	1,714,551
$56,277,526	$42,947,460	$85,953,116	$27,809,533	$13,925,718	$(6,952,433)	$2,273,970
$1,925	$24,730	$274,320	$—	$59,177	$1,333	$—
$—	$—	$—	$—	$91,833	$—	$—
$—	$—	$—	$—	$624,532	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,641,846		$1,518,885
Net realized gain (loss) on investments and foreign currency transactions	(6,535,175)		(22,778,233)
Net increase (decrease) in unrealized appreciation (depreciation)	2,972,420		(6,788,887)
Net increase (decrease) in net assets from operations	7,079,091		(28,048,235)

Distributions to shareholders:
Investor Class	(8,262,472)		(56,146)
Select Class(a)	(2,529,260)		(1,018,043)
Total distributions to shareholders	(10,791,732)		(1,074,189)

Capital share transactions
Proceeds from sale of shares
Investor Class	416,790,234	(b)	7,329,042
Select Class(a)	9,346,480		63,433,581
	426,136,714		70,762,623
Value of distributions reinvested
Investor Class	8,174,816		55,475
Select Class(a)	2,503,640		1,007,504
	10,678,456		1,062,979
Cost of shares redeemed
Investor Class	(74,306,097)		(12,383,679)
Select Class(a)	(414,094,652	)(b)	(118,709,833)
	(488,400,749)		(131,093,512)
Tax-free interclass conversion
Investor Class	(47,203)		(7,640,160)
Select Class(a)	47,203		7,640,160
	—		—
Total capital share transactions	(51,585,579)		(59,267,910)
Total increase (decrease) in net assets	(55,298,220)		(88,390,334)

NET ASSETS
Beginning of year	$461,832,367		$550,222,701
End of year	$406,534,147		$461,832,367

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

$14,200,100		$4,501,295	$5,659,768		$4,673,402
(47,589,759)		(18,128,681)	35,824,253		37,986,631
40,837,446		(46,976,847)	65,430,073		(122,191,294)
7,447,787		(60,604,233)	106,914,094		(79,531,261)

(18,787,117)		(205,761)	(31,997,503)		(7,761,606)
(3,999,164)		(3,320,824)	—		(48,734,730)
(22,786,281)		(3,526,585)	(31,997,503)		(56,496,336)

697,161,653	(c)	24,022,227	594,629,964	(d)	10,359,708
19,545,558		195,368,079	16,838,788		118,551,161
716,707,211		219,390,306	611,468,752		128,910,869

18,613,725		203,470	31,305,591		7,492,066
3,964,077		3,290,379	—		47,960,700
22,577,802		3,493,849	31,305,591		55,452,766

(120,544,720)		(12,263,989)	(126,889,441)		(16,882,446)
(678,883,998	)(c)	(134,188,050)	(534,028,957	)(d)	(124,009,602)
(799,428,718)		(146,452,039)	(660,918,398)		(140,892,048)

(63,682)		(12,596,442)	(82,452)		(11,224,342)
63,682		12,596,442	82,452		11,224,342
—		—	—		—
(60,143,705)		76,432,116	(18,144,055)		43,471,587
(75,482,199)		12,301,298	56,772,536		(92,556,010)

$748,939,754		$736,638,456	$584,103,159		$676,659,169
$673,457,555		$748,939,754	$640,875,695		$584,103,159

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	44,451,239	(b)	734,005
Select Class(a)	984,015		6,369,809
Shares issued for distributions reinvested
Investor Class	869,365		5,797
Select Class(a)	264,097		104,240
Shares redeemed
Investor Class	(7,877,726)		(1,244,974)
Select Class(a)	(44,079,131	)(b)	(11,941,746)
Tax-free interclass conversion
Investor Class	(5,011)		(767,215)
Select Class(a)	5,000		766,048
Net increase (decrease) in fund shares	(5,388,152)		(5,974,036)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $388,870,466 representing 41,420,313 shares into 41,490,581 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $636,280,968 representing 74,708,925 shares into 74,600,310 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $510,617,519 representing 20,507,057 shares into 20,412,453 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

81,782,678	(c)	2,577,623	23,737,954	(d)	344,182
2,263,737		21,073,279	663,858		4,005,720

2,222,202		23,334	1,327,070		248,246
460,939		378,205	—		1,599,223

(14,201,099)		(1,343,234)	(5,012,660)		(568,365)
(79,652,877	)(c)	(14,718,276)	(21,433,395	)(d)	(4,183,330)

(7,400)		(1,357,999)	(3,250)		(372,787)
7,412		1,359,516	3,265		374,579
(7,124,408)		7,992,448	(717,158)		1,447,468

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,063,132		$8,684,569
Net realized gain (loss) on investments and foreign currency transactions	24,829,240		38,687,383
Net increase (decrease) in unrealized appreciation (depreciation)	22,385,154		(88,891,972)
Net increase (decrease) in net assets from operations	56,277,526		(41,520,020)

Distributions to shareholders:
Investor Class	(37,682,984)		(3,097,342)
Select Class(a)	—		(23,772,127)
Total distributions to shareholders	(37,682,984)		(26,869,469)

Capital share transactions
Proceeds from sale of shares
Investor Class	543,036,027	(b)	6,195,059
Select Class(a)	13,362,519		67,410,410
	556,398,546		73,605,469
Value of distributions reinvested
Investor Class	37,067,906		3,028,641
Select Class(a)	—		23,502,957
	37,067,906		26,531,598
Cost of shares redeemed
Investor Class	(116,735,600)		(12,430,535)
Select Class(a)	(491,721,644	)(b)	(109,924,641)
	(608,457,244)		(122,355,176)
Tax-free interclass conversion
Investor Class	(103,118)		(9,903,669)
Select Class(a)	103,118		9,903,669
	—		—
Total capital share transactions	(14,990,792)		(22,218,109)
Total increase (decrease) in net assets	3,603,750		(90,607,598)

NET ASSETS
Beginning of year	$516,593,867		$607,201,465
End of year	$520,197,617		$516,593,867

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

$1,825,292		$1,794,068	$19,526,278		$22,281,128
12,084,959		44,369,692	(328,124)		31,104,267
29,037,209		(97,596,716)	66,754,962		(100,244,262)
42,947,460		(51,432,956)	85,953,116		(46,858,867)

(9,248,061)		(9,826,552)	(21,242,831)		(2,102,149)
—		(68,069,736)	—		(17,859,233)
(9,248,061)		(77,896,288)	(21,242,831)		(19,961,382)

303,499,620	(c)	3,320,503	491,513,082	(d)	5,029,522
7,168,836		39,784,901	15,295,136		61,305,963
310,668,456		43,105,404	506,808,218		66,335,485

9,099,972		9,578,225	20,986,104		2,061,319
—		67,289,785	—		17,683,774
9,099,972		76,868,010	20,986,104		19,745,093

(61,197,619)		(15,181,548)	(102,241,956)		(13,473,045)
(278,607,332	)(c)	(115,328,413)	(471,759,098	)(d)	(129,317,851)
(339,804,951)		(130,509,961)	(574,001,054)		(142,790,896)

(14,643)		(6,172,452)	(77,915)		(10,125,688)
14,643		6,172,452	77,915		10,125,688
—		—	—		—
(20,036,523)		(10,536,547)	(46,206,732)		(56,710,318)
13,662,876		(139,865,791)	18,503,553		(123,530,567)

$291,937,434		$431,803,225	$526,920,085		$650,450,652
$305,600,310		$291,937,434	$545,423,638		$526,920,085

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	28,471,484	(b)	298,775
Select Class(a)	717,407		3,279,221
Shares issued for distributions reinvested
Investor Class	2,067,368		148,390
Select Class(a)	—		1,158,352
Shares redeemed
Investor Class	(6,238,858)		(602,545)
Select Class(a)	(25,832,120	)(b)	(5,338,058)
Tax-free interclass conversion
Investor Class	(5,660)		(477,749)
Select Class(a)	5,683		479,735
Net increase (decrease) in fund shares	(814,696)		(1,053,879)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $469,351,404 representing 24,627,398 shares into 24,533,425 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $265,166,445 representing 11,100,822 shares into 11,074,720 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $452,121,916 representing 43,049,800 shares into 42,903,552 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

12,650,157	(c)	110,551	46,316,995	(d)	412,840
301,658		1,382,409	1,447,657		5,049,471

392,918		350,594	1,900,915		175,282
—		2,472,981	—		1,511,434

(2,519,240)		(489,110)	(8,776,053)		(1,102,481)
(11,667,416	)(c)	(3,737,136)	(44,917,844	)(d)	(10,617,507)

(561)		(198,289)	(7,590)		(825,371)
563		198,678	7,620		828,395
(841,921)		90,678	(4,028,300)		(4,567,937)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,925,649		$6,455,492
Net realized gain (loss) on investments and foreign currency transactions	542,379		21,978,183
Net increase (decrease) in unrealized appreciation (depreciation)	21,341,505		(88,709,234)
Net increase (decrease) in net assets from operations	27,809,533		(60,275,559)

Distributions to shareholders:
Investor Class	(13,986,010)		(2,017,354)
Select Class(a)	—		(15,545,446)
Total distributions to shareholders	(13,986,010)		(17,562,800)

Capital share transactions
Proceeds from sale of shares
Investor Class	217,127,428	(b)	2,585,459
Select Class(a)	8,677,472		30,708,162
	225,804,900		33,293,621
Value of distributions reinvested
Investor Class	13,809,504		1,968,082
Select Class(a)	—		15,389,047
	13,809,504		17,357,129
Cost of shares redeemed
Investor Class	(34,230,590)		(6,938,558)
Select Class(a)	(209,704,012	)(b)	(63,100,951)
	(243,934,602)		(70,039,509)
Tax-free interclass conversion
Investor Class	(50,325)		(5,254,108)
Select Class(a)	50,325		5,254,108
	—		—
Total capital share transactions	(4,320,198)		(19,388,759)
Total increase (decrease) in net assets	9,503,325		(97,227,118)

NET ASSETS
Beginning of year	$237,288,001		$334,515,119
End of year	$246,791,326		$237,288,001

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

$7,046,667		$6,852,856	$3,501,323		$2,112,730
(1,844,092)		6,857,148	3,470,107		18,435,584
8,723,143		(46,844,981)	(13,923,863)		(28,655,541)
13,925,718		(33,134,977)	(6,952,433)		(8,107,227)

(6,277,522)		(597,981)	(9,006,102)		(1,660,952)
—		(5,768,774)	—		(13,171,496)
(6,277,522)		(6,366,755)	(9,006,102)		(14,832,448)

168,230,277	(c)	3,118,419	128,259,038	(d)	1,386,664
6,640,753		32,936,267	3,286,284		14,794,291
174,871,030		36,054,686	131,545,322		16,180,955

6,211,004		588,176	8,870,430		1,632,976
—		5,711,449	—		13,043,699
6,211,004		6,299,625	8,870,430		14,676,675

(26,842,078)		(3,508,739)	(24,055,479)		(5,982,293)
(158,372,192	)(c)	(39,800,917)	(116,259,928	)(d)	(53,446,356)
(185,214,270)		(43,309,656)	(140,315,407)		(59,428,649)

(20,108)		(3,065,158)	(19,896)		(2,839,875)
20,108		3,065,158	19,896		2,839,875
—		—	—		—
(4,132,236)		(955,345)	100,345		(28,571,019)
3,515,960		(40,457,077)	(15,858,190)		(51,510,694)

$186,567,361		$227,024,438	$141,012,938		$192,523,632
$190,083,321		$186,567,361	$125,154,748		$141,012,938

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	12,318,311	(b)	111,503
Select Class(a)	486,385		1,365,813
Shares issued for distributions reinvested
Investor Class	771,481		86,891
Select Class(a)	—		684,262
Shares redeemed
Investor Class	(1,808,824)		(300,029)
Select Class(a)	(12,003,743	)(b)	(2,723,548)
Tax-free interclass conversion
Investor Class	(2,939)		(219,455)
Select Class(a)	2,954		220,479
Net increase (decrease) in fund shares	(236,375)		(774,084)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $200,767,508 representing 11,501,742 shares into 11,445,092 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $151,215,525 representing 18,339,602 shares into 18,342,495 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $110,708,321 representing 10,314,856 shares into 10,277,702 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended		Year Ended	Year Ended		Year Ended
June 30, 2023		June 30, 2022	June 30, 2023		June 30, 2022

20,221,150	(c)	294,891	11,925,062	(d)	97,174
744,798		3,154,411	280,610		1,061,174

704,195		57,834	868,798		114,194
—		562,704	—		917,278

(2,946,143)		(335,852)	(2,264,555)		(425,337)
(19,148,297	)(c)	(3,798,621)	(10,786,475	)(d)	(3,814,937)

(2,249)		(292,199)	(1,766)		(200,378)
2,249		292,456	1,772		201,063
(424,297)		(64,376)	23,446		(2,049,769)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$559,419	$360,412
Net realized gain on investments and foreign currency transactions	1,190,879	2,038,472
Net increase (decrease) in unrealized appreciation (depreciation)	523,672	(4,677,179)
Net increase (decrease) in net assets from operations	2,273,970	(2,278,295)
Distributions to shareholders	(1,732,292)	(1,168,884)

Capital share transactions
Proceeds from sale of shares	2,163,784	2,954,114
Value of distributions reinvested	1,725,778	1,164,151
Cost of shares redeemed	(5,334,057)	(4,667,944)
Total capital share transactions	(1,444,495)	(549,679)
Total decrease in net assets	(902,817)	(3,996,858)

NET ASSETS
Beginning of year	$23,171,650	$27,168,508
End of year	$22,268,833	$23,171,650

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	205,027	248,004
Shares issued for distributions reinvested	172,233	96,932
Shares redeemed	(501,925)	(391,603)
Net decrease in fund shares	(124,665)	(46,667)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
	2023		2022	2021		2020	2019
Net asset value, beginning of period	$9.54		$10.12	$10.17		$10.16	$10.11

Income from investment operations:
Net investment income (loss)	0.23	(1)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.08)		(0.58)	(0.03	)(2)	0.01	0.46
Total from investment operations	0.15		(0.57)	(0.05)		0.14	0.26

Less distributions from:
Net investment income	(0.23)		(0.01)	(0.00	)(3)	(0.13)	(0.21)

Net asset value, end of period	$9.46		$9.54	$10.12		$10.17	$10.16

Total return	1.65%		(5.63)%	(0.48)%		1.42%	2.58%
Net assets, end of period (000s)	$406,534		$52,715	$68,818		$80,440	$113,430
Ratio of net expenses to average net assets	0.41%		0.63%	0.64%		0.63%	0.64%
Ratio of gross expenses to average net assets	0.44	%(4)	0.63%	0.64%		0.63%	0.64%
Ratio of net investment income (loss) to average net assets	2.46%		0.10%	(0.15)%		1.28%	1.92%
Portfolio turnover rate	29%		203%	113%		49%	88%
(1)	Calculated based on average shares outstanding during the year.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
	2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.71	$9.44	$9.42		$9.63		$9.59

Income from investment operations:
Net investment income (loss)	0.17 (1)	0.03 (1)	(0.03	)(1)	0.00	(1)(2)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.08)	(0.74)	0.05		0.14		0.46
Total from investment operations	0.09	(0.71)	0.02		0.14		0.37

Less distributions from:
Net investment income	(0.28)	(0.02)	—		(0.35)		(0.33)

Net asset value, end of period	$8.52	$8.71	$9.44		$9.42		$9.63

Total return	1.06%	(7.50)%	0.21%		1.46%		3.90%
Net assets, end of period (000s)	$673,458	$80,670	$88,378		$100,567		$133,954
Ratio of net expenses to average net assets	0.52%	0.71%	0.73%		0.73%		0.73%
Ratio of gross expenses to average net assets	0.52%	0.71%	0.73%		0.73%		0.73%
Ratio of net investment income (loss) to average net assets	2.01%	0.37%	(0.30)%		0.01%		0.53%
Portfolio turnover rate	97%	103%	111%		58%		75%
(1)	Calculated based on average shares outstanding during the year.
(2)	Amount rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of period	$24.52		$30.22	$23.37	$24.79	$24.18

Income from investment operations:
Net investment income	0.24	(1)	0.14 (1)	0.14 (1)	0.23 (1)	0.01
Net realized and unrealized gain (loss) on investments	4.23		(3.46)	8.87	1.43	1.95
Total from investment operations	4.47		(3.32)	9.01	1.66	1.96

Less distributions from:
Net investment income	(0.22)		(0.11)	(0.22)	(0.26)	(0.17)
Capital gains	(1.16)		(2.27)	(1.94)	(2.82)	(1.18)
Total distributions	(1.38)		(2.38)	(2.16)	(3.08)	(1.35)

Net asset value, end of period	$27.61		$24.52	$30.22	$23.37	$24.79

Total return	19.19%		(12.44)%	39.94%	6.31%	9.30%
Net assets, end of period (000s)	$640,876		$77,555	$106,102	$112,429	$165,849
Ratio of net expenses to average net assets	0.68	%(3)	0.86%	0.87%	0.88%	0.88%
Ratio of gross expenses to average net assets	0.69	%(2)(3)	0.86%	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets	0.94%		0.48%	0.53%	0.98%	1.02%
Portfolio turnover rate	3%		9%	1%	3%	4%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.66% and 0.68%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of period	$18.28		$20.71	$14.10	$17.13	$18.39

Income from investment operations:
Net investment income (loss)	0.32	(1)	0.26 (1)	0.21 (1)	0.28 (1)	(0.03)
Net realized and unrealized gain (loss) on investments	1.67		(1.80)	6.66	(2.39)	0.24
Total from investment operations	1.99		(1.54)	6.87	(2.11)	0.21

Less distributions from:
Net investment income	(0.33)		(0.22)	(0.26)	(0.26)	(0.19)
Capital gains	(1.06)		(0.67)	—	(0.66)	(1.28)
Total distributions	(1.39)		(0.89)	(0.26)	(0.92)	(1.47)

Net asset value, end of period	$18.88		$18.28	$20.71	$14.10	$17.13

Total return	11.31%		(7.88)%	49.17%	(13.42)%	2.43%
Net assets, end of period (000s)	$520,198		$59,594	$80,613	$74,571	$117,485
Ratio of net expenses to average net assets	0.77	%(2)	0.94%	0.95%	0.95%	0.96%
Ratio of gross expenses to average net assets	0.77	%(2)	0.94%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	1.72%		1.26%	1.24%	1.71%	1.53%
Portfolio turnover rate	5%		10%	5%	10%	11%
(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.75% and 0.75%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of period	$22.68		$33.74	$21.77	$25.46	$27.37

Income from investment operations:
Net investment income	0.15	(1)	0.09 (1)	0.06 (1)	0.09 (1)	0.07
Net realized and unrealized gain (loss) on investments	3.25		(4.02)	12.60	(2.62)	(1.27)
Total from investment operations	3.40		(3.93)	12.66	(2.53)	(1.20)

Less distributions from:
Net investment income	(0.12)		(0.07)	(0.06)	(0.07)	—
Capital gains	(0.63)		(7.06)	(0.63)	(1.09)	(0.71)
Total distributions	(0.75)		(7.13)	(0.69)	(1.16)	(0.71)

Net asset value, end of period	$25.33		$22.68	$33.74	$21.77	$25.46

Total return	15.29%		(15.24)%	58.84%	(10.66)%	(3.94)%
Net assets, end of period (000s)	$305,600		$34,945	$59,623	$55,701	$81,679
Ratio of net expenses to average net assets	0.91	%(3)	1.09%	1.14%	1.14%	1.15%
Ratio of gross expenses to average net assets	0.91	%(2)(3)	1.09%	1.14%	1.14%	1.15%
Ratio of net investment income to average net assets	0.60%		0.31%	0.20%	0.38%	0.31%
Portfolio turnover rate	8%		7%	7%	14%	12%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.90% and 0.90%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of period	$10.86		$12.25	$8.71	$10.96	$11.87

Income from investment operations:
Net investment income	0.41	(1)	0.41 (1)	0.28 (1)	0.19 (1)	0.13
Net realized and unrealized gain (loss) on investments	1.39		(1.43)	3.48	(2.03)	(0.85)
Total from investment operations	1.80		(1.02)	3.76	(1.84)	(0.72)

Less distributions from:
Net investment income	(0.45)		(0.37)	(0.22)	(0.41)	(0.19)

Net asset value, end of period	$12.21		$10.86	$12.25	$8.71	$10.96

Total return	17.05%		(8.57)%	43.64%	(17.62)%	(5.88)%
Net assets, end of period (000s)	$545,424		$56,827	$80,507	$80,664	$124,822
Ratio of net expenses to average net assets	0.91	%(3)	1.11%	1.11%	1.11%	1.12%
Ratio of gross expenses to average net assets	0.93	%(2)(3)	1.11%	1.11%	1.11%	1.12%
Ratio of net investment income to average net assets	3.63%		3.36%	2.64%	1.92%	2.67%
Portfolio turnover rate	11%		12%	9%	13%	19%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.91% and 0.92%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
	2023		2022	2021		2020	2019
Net asset value, beginning of period	$18.39		$24.44	$17.32		$19.75	$22.94

Income from investment operations:
Net investment income (loss)	0.45	(1)	0.44 (1)	0.24	(1)	0.31 (1)	(0.21)
Net realized and unrealized gain (loss) on investments	1.64		(5.16)	7.31		(1.57)	(1.80)
Total from investment operations	2.09		(4.72)	7.55		(1.26)	(2.01)

Less distributions from:
Net investment income	(0.33)		(0.57)	(0.24)		(0.35)	(0.29)
Capital gains	(0.77)		(0.76)	(0.19)		(0.82)	(0.89)
Total distributions	(1.10)		(1.33)	(0.43)		(1.17)	(1.18)

Net asset value, end of period	$19.38		$18.39	$24.44		$17.32	$19.75

Total return	11.85%		(20.33)%	43.94%		(7.26)%	(8.05)%
Net assets, end of period (000s)	$246,791		$26,761	$43,416		$41,203	$62,905
Ratio of net expenses to average net assets†	0.55%		0.74%	0.75%		0.75%	0.75%
Ratio of gross expenses to average net assets†	0.55	%(2)	0.74%	0.75	%(2)	0.75%	0.76	%(2)
Ratio of net investment income to average net assets†(3)	2.43%		1.92%	1.11%		1.63%	1.58%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(4)	0.39%		0.42%	0.49%		0.53%	0.54%
Ratio of expenses to average net assets for the DFA Portfolio†(5)	0.41%		0.46%	0.53%		0.54%	0.53%
Portfolio turnover rate(6)	7%		8%	2%		6%	6%
†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	The DFA Portfolio expense ratios are as of April 30, 2023, 2022, 2021, 2020 and 2019 respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2022, 2021, 2020, 2019 and 2018 respectively.
(6)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.20	$11.15	$7.75	$9.85	$9.93

Income from investment operations:
Net investment income (loss)	0.35 (1)	0.32 (1)	0.17 (1)	0.18 (1)	(0.12)
Net realized and unrealized gain (loss) on investments	0.32	(1.97)	3.40	(2.07)	0.20
Total from investment operations	0.67	(1.65)	3.57	(1.89)	0.08

Less distributions from:
Net investment income	(0.31)	(0.30)	(0.17)	(0.21)	(0.16)

Net asset value, end of period	$9.56	$9.20	$11.15	$7.75	$9.85

Total return	7.72%	(15.07)%	46.51%	(19.60)%	0.97%
Net assets, end of period (000s)	$190,083	$17,439	$24,222	$22,078	$37,001
Ratio of net expenses to average net assets	1.05%	1.24%	1.32%	1.35%	1.35%
Ratio of gross expenses to average net assets(2)	1.34%	1.54%	1.61%	1.61%	1.62%
Ratio of net investment income to average net assets	3.82%	3.05%	1.83%	2.06%	1.78%
Portfolio turnover rate	12%	19%	22%	22%	12%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of period	$12.00		$13.95	$11.02	$12.43	$11.40

Income from investment operations:
Net investment income (loss)	0.29	(1)	0.15 (1)	0.17 (1)	0.22 (1)	(0.34)
Net realized and unrealized gain (loss) on investments	(0.91)		(0.85)	3.20	(1.08)	1.79
Total from investment operations	(0.62)		(0.70)	3.37	(0.86)	1.45

Less distributions from:
Net investment income	(0.19)		(0.13)	(0.29)	(0.15)	(0.35)
Capital gains	(0.60)		(1.12)	(0.15)	(0.40)	(0.07)
Total distributions	(0.79)		(1.25)	(0.44)	(0.55)	(0.42)

Net asset value, end of period	$10.59		$12.00	$13.95	$11.02	$12.43

Total return	(4.95)%		(6.51)%	31.57%	(7.47)%	13.32%
Net assets, end of period (000s)	$125,155		$15,527	$23,828	$24,097	$36,944
Ratio of net expenses to average net assets	0.77	%(3)	0.95%	0.95%	0.95%	0.95%
Ratio of gross expenses to average net assets(2)	0.87	%(3)	1.02%	1.05%	1.02%	1.04%
Ratio of net investment income to average net assets	2.67%		1.04%	1.44%	1.82%	2.28%
Portfolio turnover rate	2%		2%	4%	3%	6%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.76% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.59	$12.16	$9.54	$10.83	$11.29

Income from investment operations:
Net investment income (loss)	0.26 (1)	0.16 (1)	0.14 (1)	0.24 (1)	(0.18)
Net realized and unrealized gain (loss) on investments	0.79	(1.19)	3.01	(0.97)	0.39
Total from investment operations	1.05	(1.03)	3.15	(0.73)	0.21

Less distributions from:
Net investment income	(0.27)	(0.16)	(0.20)	(0.25)	(0.21)
Capital gains	(0.57)	(0.38)	(0.33)	(0.31)	(0.46)
Total distributions	(0.84)	(0.54)	(0.53)	(0.56)	(0.67)

Net asset value, end of period	$10.80	$10.59	$12.16	$9.54	$10.83

Total return	10.57%	(8.97)%	33.71%	(7.33)%	2.53%
Net assets, end of period (000s)	$22,269	$23,172	$27,169	$30,464	$38,210
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.78%	0.67%	0.69%	0.54%	0.51%
Ratio of net investment income to average net assets(2)(4)	2.46%	1.38%	1.24%	2.36%	2.07%
Portfolio turnover rate	115%	25%	11%	23%	14%
(1)	Calculated based on average shares outstanding during the year.
(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

Prior to October 26, 2022, each Fund with the exception of the SA Worldwide Moderate Growth Fund, offered Investor Class shares and Select Class shares. Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class and the Investor Class shares were redesignated as shares of the Fund with no name. The SA Worldwide Moderate Growth Fund continues to offer only a single share class.

Prior to October 26, 2022, Select Class shares were available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2023, the SA International Small Company Fund held approximately 2.30% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

Prior to October 26, 2022, the SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Select Class shares of the Underlying SA Funds. Effective October 26, 2022, purchases by the SA Worldwide Moderate Growth Fund in Underlying SA Funds receive shares of the Underlying SA Funds, which have no class designation effective October 26, 2022. The Underlying SA Funds managed by the Adviser comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

The tables below provide a summary of the inputs as of June 30, 2023, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable		Total Fair Value
	Investments	Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		June 30, 2023
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$44,970,139	$—		$44,970,139
Corporate Bonds and Notes	—	53,515,971	—		53,515,971
U.S. Government and Agency Obligations	—	261,734,729	—		261,734,729
Short-Term Investments	8,828,846	37,944,095	—		46,772,941
Total Investments	$8,828,846	$398,164,934	$—		$406,993,780
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$594,163,342	$—		$594,163,342
Short-Term Investments	6,375,181	72,943,884	—		79,319,065
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	990,671	—		990,671
Total Investments	$6,375,181	$668,097,897	$—		$674,473,078
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,838,316)	$—		$(2,838,316)
SA U.S. Core Market Fund
Assets
Common Stocks	$616,209,748	$—	$4,098	†	$616,213,846
Mutual Funds	23,687,442	—	—		23,687,442
Short-Term Investments	1,248,534	—	—		1,248,534
Total Investments	$641,145,724	$—	$4,098		$641,149,822
SA U.S. Value Fund
Assets
Common Stocks	$518,937,350	$—	$—		$518,937,350
Short-Term Investments	877,802	—	—		877,802
Total Investments	$519,815,152	$—	$—		$519,815,152

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable		Total Fair Value
	Investments	Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		June 30, 2023
SA U.S. Small Company Fund
Assets
Common Stocks	$305,129,667	$—	$48,189	†	$305,177,856
Preferred Stocks	145,537	—	—		145,537
Short-Term Investments	2,291,775	—	—		2,291,775
Total Investments	$307,566,979	$—	$48,189		$307,615,168
SA International Value Fund
Assets
Common Stocks	$533,535,945	$—	$—		$533,535,945
Preferred Stocks	5,625,519	—	—		5,625,519
Short-Term Investments	39,994,693	—	—		39,994,693
Total Investments	$579,156,157	$—	$—		$579,156,157
SA International Small Company Fund
Assets
Mutual Funds	$246,953,410	$—	$—		$246,953,410
Total Investments	$246,953,410	$—	$—		$246,953,410
SA Emerging Markets Value Fund
Assets
Common Stocks	$184,887,509	$50,472	$18,942	†	$184,956,923
Preferred Stocks	3,432,531	—	—		3,432,531
Rights and Warrants	—	1,249	—		1,249
Short-Term Investments	1,884,250	—	—		1,884,250
Total Investments	$190,204,290	$51,721	$18,942		$190,274,953
SA Real Estate Securities Fund
Assets
Common Stocks	$124,275,810	$—	$0	†	$124,275,810
Short-Term Investments	949,453	—	—		949,453
Total Investments	$125,225,263	$—	$0		$125,225,263
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,268,008	$—	$—		$22,268,008
Total Investments	$22,268,008	$—	$—		$22,268,008
†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub -Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2023, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

			Value of
	Value	Value of Cash	Non-Cash	Total
	of Securities	Collateral	Collateral*	Collateral
SA Global Fixed Income Fund	$5,146,321	$5,297,645	$—	$5,297,645
SA U.S. Core Market Fund	1,357,807	314,743	1,077,727	1,392,470
SA U.S. Value Fund	590,900	—	604,609	604,609
SA U.S. Small Company Fund	7,212,085	1,951,648	5,567,372	7,519,020
SA International Value Fund	60,326,686	39,745,759	22,799,654	62,545,413
SA Emerging Markets Value Fund	3,271,516	1,462,355	2,062,954	3,525,309
SA Real Estate Securities Fund	1,649,106	295,730	1,401,094	1,696,824

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2023
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$5,297,645	$—	$—	$—	$5,297,645
Total Borrowings	$5,297,645	$—	$—	$—	$5,297,645
Gross amount of recognized liabilities for securities lending transactions					$5,297,645
SA U.S. Core Market Fund
Government Money Market	$314,743	$—	$—	$—	$314,743
Total Borrowings	$314,743	$—	$—	$—	$314,743
Gross amount of recognized liabilities for securities lending transactions					$314,743
SA U.S. Small Company Fund
Government Money Market	$1,951,648	$—	$—	$—	$1,951,648
Total Borrowings	$1,951,648	$—	$—	$—	$1,951,648
Gross amount of recognized liabilities for securities lending transactions					$1,951,648
SA International Value Fund
Government Money Market	$39,745,759	$—	$—	$—	$39,745,759
Total Borrowings	$39,745,759	$—	$—	$—	$39,745,759
Gross amount of recognized liabilities for securities lending transactions					$39,745,759
SA Emerging Markets Value Fund
Government Money Market	$1,462,355	$—	$—	$—	$1,462,355
Total Borrowings	$1,462,355	$—	$—	$—	$1,462,355
Gross amount of recognized liabilities for securities lending transactions					$1,462,355
SA Real Estate Securities Fund
Government Money Market	$295,730	$—	$—	$—	$295,730
Total Borrowings	$295,730	$—	$—	$—	$295,730
Gross amount of recognized liabilities for securities lending transactions					$295,730
(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2023, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Depreciation(4)
Foreign currency	$990,671	$2,838,316	$(669,203)	$(8,693,629)
(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3) Statement	of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2023:

	Gross Amount of
	Assets Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
Bank of America N.A.	$39,522	$—	$—	$39,522
Citibank N.A.	470,345	—	—	470,345
State Street Bank and Trust Co.	480,804	(480,804)	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2023:

	Gross Amount
	of Liabilities
	Presented in
	Statements	Financial
	of Assets	Instruments	Collateral
Counterparty	& Liabilities	Available for Offset	Pledged	Net Amount
Morgan Stanley & Co., Inc.	$(559,820)	$—	$—	$(559,820)
State Street Bank and Trust Co.	(1,356,118)	480,804	—	(875,314)
UBS	(922,378)	—	—	(922,378)

For the fiscal year ended June 30, 2023, the average monthly principal amount of forward foreign currency exchange contracts was $404,175,957.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2023, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

on existing tax rates and holding periods of the securities. As of June 30, 2023, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $1,037,996 and $66,318, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2023, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2019-2021), or expected to be taken in the Funds’ 2022 tax returns.

As of June 30, 2023, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term	Unlimited Long-Term
	Losses	Losses
SA U.S. Fixed Income Fund	$(28,745,102)	$(3,501,799)
SA Global Fixed Income Fund	(34,154,974)	(33,380,811)
SA International Value Fund	(4,944,118)	(16,964,612)
SA Emerging Markets Value Fund	—	(12,217,998)

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2023 and 2022 were as follows:

	2023		2022
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$10,791,732	$—	$1,074,189	$—
SA Global Fixed Income Fund	22,786,281	—	3,526,585	—
SA U.S. Core Market Fund	5,200,751	26,796,752	4,094,947	52,401,389
SA U.S. Value Fund	9,132,478	28,550,506	7,725,837	19,143,632
SA U.S. Small Company Fund	1,480,401	7,767,660	5,318,226	72,578,062
SA International Value Fund	21,242,831	—	19,961,382	—
SA International Small Company Fund	4,197,396	9,788,614	7,983,608	9,579,192
SA Emerging Markets Value Fund	6,277,522	—	6,366,755	—
SA Real Estate Securities Fund	2,190,859	6,815,243	1,869,716	12,962,732
SA Worldwide Moderate Growth Fund	563,331	1,168,961	347,454	821,430

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

As of June 30, 2023, the components of distributable earnings on a federal income tax basis were:

		Undistributed	Unrealized	Post October
	Undistributed	Long-Term	Appreciation/	Capital/ Late Year	Capital Loss
	Ordinary Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$259,619	$—	$(4,509,625)	$—	$(32,246,901)
SA Global Fixed Income Fund	—	—	4,966,750	(4,972,064)	(67,535,785)
SA U.S. Core Market Fund	2,721,812	—	496,338,021	—	—
SA U.S. Value Fund	4,361,181	—	206,037,348	(4,097,611)	—
SA U.S. Small Company Fund	663,804	1,082,351	139,494,206	—	—
SA International Value Fund	13,322,962	—	82,397,336	—	(21,908,730)
SA International Small Company Fund	2,436,994	1,622,528	79,907,745	—	—
SA Emerging Markets Value Fund	3,834,805	—	6,656,219	—	(12,217,998)
SA Real Estate Securities Fund	1,610,410	251,995	51,207,612	—	—
SA Worldwide Moderate Growth	26,869	446,278	1,236,251	—	—

Under current tax law, certain specified losses incurred after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. As of June 30, 2023, the SA U.S. Value Fund is deferring post-October capital losses and the SA Global Fixed Income Fund is deferring late year ordinary losses.

At June 30, 2023, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$411,503,405	$58,903	$(4,568,528)	$(4,509,625)
SA Global Fixed Income Fund	668,498,562	15,958,914	(10,992,164)	4,966,750
SA U.S. Core Market Fund	144,811,801	498,190,967	(1,852,946)	496,338,021
SA U.S. Value Fund	313,777,804	220,517,783	(14,480,435)	206,037,348
SA U.S. Small Company Fund	168,120,962	150,183,307	(10,689,101)	139,494,206
SA International Value Fund	496,758,821	120,016,516	(37,619,180)	82,397,336
SA International Small Company Fund	167,045,665	79,907,745	—	79,907,745
SA Emerging Markets Value Fund	183,618,734	39,286,665	(32,630,446)	6,656,219
SA Real Estate Securities Fund	74,017,651	54,707,139	(3,499,527)	51,207,612
SA Worldwide Moderate Growth Fund	21,031,757	1,261,393	(25,142)	1,236,251

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2023, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of tax-equalization adjustments and realized gains and losses on redemptions in-kind:

	Paid in	Total distributable
	Capital	earnings (loss)
SA U.S. Core Market Fund	$33,837,965	$(33,837,965)
SA U.S. Value Fund	20,518,453	(20,518,453)
SA U.S. Small Company Fund	11,224,073	(11,224,073)
SA International Value Fund	2,193,676	(2,193,676)
SA International Small Company Fund	84,530	(84,530)
SA Real Estate Securities Fund	2,802,442	(2,802,442)
SA Worldwide Moderate Growth Fund	152,032	(152,032)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Prior to October 26, 2022, for the advisory and administrative services provided to the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (each, an “SA Fund” and collectively, the “SA Funds”) under the Investment Advisory Agreement, the Adviser was entitled to receive from each SA Fund separate advisory fees and administrative fees computed daily and payable monthly at the annual rates set forth below:

	Advisory	Administrative
Fund	Fee	Fee
SA U.S. Fixed Income Fund	0.15%	0.10%
SA Global Fixed Income Fund	0.25%	0.10%
SA U.S. Core Market Fund	0.40%	0.10%
SA U.S. Value Fund	0.40%	0.10%
SA U.S. Small Company Fund	0.40%	0.10%
SA International Value Fund	0.45%	0.10%
SA International Small Company Fund	0.25%	0.10%
SA Emerging Markets Value Fund	0.45%	0.10%
SA Real Estate Securities Fund	0.35%	0.10%

Effective October 26, 2022, for the advisory and administrative services provided to the SA Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each SA Fund a fee computed daily and payable monthly at the annual rate set forth below:

Advisory and
Administrative
Fund	Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The advisory and administration fees for the SA Worldwide Moderate Growth Fund have two components. There is no advisory or administration fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% and an administration fee of 0.10% on assets invested in any other investments. During the fiscal year ended June 30, 2023, the Fund did not make investments that would be subject to the advisory fee and administration fees.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. Prior to October 26, 2022, for these services, the Adviser was paid a service fee that was calculated daily and paid monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s former Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Fund Expense Limitation
(Shown is the resulting ratio of total annual	Expense
fund operating expenses expressed as a percentage)	Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

Prior to October 26, 2022, the Adviser agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s former Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s former Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) were 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and did not exceed, in the aggregate, the rate per annum shown in the table below:

	Fee Cap	Fee Cap
	for Investor Class Shares	for Select Class Shares
	(Shown is the resulting ratio of total	(Shown is the resulting ratio of total
	annual fund operating expenses	annual fund operating expenses
Fund	expressed as a percentage)	expressed as a percentage)
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.10%	0.90%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.24%	1.04%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — Prior to January 1, 2023, for their services as Trustees, the Trustees of the Trust received an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Prior to January 1, 2023, the Chairman of the Board received an annual supplemental compensation of $11,800 per year.

Effective January 1, 2023, the Trustees of the Trust receive an annual retainer fee of $122,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

Also effective January 1, 2023, the Chairman of the Board receives an annual supplemental compensation of $12,200 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2023 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	104,986,977	13,374,103	130,865,838	107,820,128
SA Global Fixed Income Fund	241,438,849	356,717,311	347,913,341	503,250,756
SA U.S. Core Market Fund	—	16,044,839	—	20,970,087
SA U.S. Value Fund	—	27,237,739	—	37,087,232
SA U.S. Small Company Fund	—	22,727,515	—	24,755,483
SA International Value Fund	—	56,329,420	—	99,725,793
SA International Small Company Fund	—	16,562,522	—	26,306,000
SA Emerging Markets Value Fund	—	22,431,621	—	26,026,389
SA Real Estate Securities Fund	—	5,082,199	—	2,899,023
SA Worldwide Moderate Growth Fund	—	26,096,964	—	28,278,232

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

During the fiscal year ended June 30, 2023, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

	Shares	Amount
	ReFlow	ReFlow	Redemptions-	Redemptions-
Fund	Subscribed to	Subscribed to	in-kind Shares	in-kind Amount
SA U.S. Core Market Fund	1,640,569	$41,628,270	(1,599,711)	$(40,396,056)
SA U.S. Value Fund	2,029,809	37,940,443	(2,007,186)	(37,281,737)
SA U.S. Small Company Fund	822,512	20,017,320	(817,650)	(19,770,488)
SA International Value Fund	711,795	8,223,495	(711,795)	(8,252,149)
SA Real Estate Securities Fund	686,121	7,274,969	(681,319)	(7,120,880)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2023 follows:

				Net Realized				Dividend	Capital Gain
				Gain (Loss)				Income	Distributions
	Beginning			on Sales of	Change in		Shares as	from	from
Affiliated	Value as of	Purchases		Affiliated	Unrealized	Ending Value	of	Affiliated	Affiliated
Investment	June 30,	at	Proceeds	Investment	Appreciation/	as of	June 30,	Investment	Investment
Companies	2022	Cost	from Sales	Companies	Depreciation	June 30, 2023	2023	Companies	Companies
SA U.S. Fixed Income Fund	$2,182,837	$2,320,543	$(2,493,295)	$(160,626)	$143,639	$1,993,098	$210,687	$52,027	$—
SA Global Fixed Income Fund	5,099,654	5,449,257	(5,793,605)	(545,127)	440,382	4,650,561	545,841	155,937	—
SA U.S. Core Market Fund	3,807,077	4,293,706	(4,847,940)	202,117	283,804	3,738,764	135,413	33,193	171,025
SA U.S. Value Fund	3,813,020	4,511,371	(4,730,007)	640,732	(487,784)	3,747,332	198,482	65,592	205,058
SA U.S. Small Company Fund	1,520,559	1,719,797	(1,934,099)	76,221	106,943	1,489,421	58,801	7,471	39,200
SA International Value Fund	4,525,785	5,241,638	(5,841,008)	407,473	158,054	4,491,942	367,890	181,118	—
SA Emerging Markets Value Fund	1,548,867	1,728,958	(1,858,609)	123,592	(53,601)	1,489,207	155,612	52,653	—
SA Real Estate Securities Fund	687,761	831,694	(779,670)	(4,337)	(67,765)	667,683	63,048	11,428	35,551
Totals	$23,185,560	$26,096,964	$(28,278,233)	$740,045	$523,672	$22,268,008		$559,419	$450,834
6. Recent Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminates the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Funds began complying with the Valuation Rule on August 1, 2022.

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

7. Consideration related to COVID-19 Pandemic

Global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines,

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2023 (Continued)

supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

8. Executive Order in Response to Continued Russian Federation Aggression

On April 15, 2021, President Biden issued an executive order authorizing blocking sanctions against persons operating in the technology, defense and any related materials sectors of the Russian economy. This list was expanded on February 22, 2022 and March 31, 2022 to include the financial services, aerospace, electronics and marine sectors. On April 6, 2022, President Biden further expanded upon these previously issued executive orders and announced Executive Order 14071, which prohibited new investment in and certain services to the Russian Federation in response to continued Russian Federation aggression (the “Executive Order”). Under the Executive Order, all U.S. persons are prohibited from new investment in the Russian Federation.

On February 28, 2022, Russia authorities restricted foreign investors’ ability to sell Russian securities locally on the Moscow stock exchange. On April 16, 2022, Russia enacted a law that prohibits the placement and circulation of depositary receipts (DRs) where underlying assets are Russian local shares. These events and actions by the U.S. and Russia have materially impacted the investability of Russian securities. Management has undertaken certain actions related to the Executive Order, and will continue to evaluate and determine what, if any additional actions are required to comply with the Executive Order.

9. Subsequent Events

As announced by the Trust on April 12, 2023, Focus Financial Partners, Inc. (“Focus”), the parent company of the Adviser, agreed to be acquired by Clayton, Dubilier & Rice (“CD&R”). The purchase of Focus by CD&R is anticipated to close in the third quarter of 2023 (the “Transaction”). Following the Transaction, Focus will be privately owned, and its shares will not be publicly traded. The Transaction is not expected to result in any material change in the day-to-day management of the Funds or the Adviser.

The closing of the Transaction will result in a change of control of the investment adviser to the Funds (the “Change of Control”). Consistent with the requirements of the 1940 Act, the investment advisory agreement between the investment adviser and each of the Funds (the “Advisory Agreement”) and the investment sub-advisory agreement between Dimensional Fund Advisors LP (“DFA”), the investment sub-adviser to the Funds (except the SA Worldwide Moderate Growth Fund) and the Adviser (collectively, the “Advisory Agreements”) each contain a provision that each Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act). The Change of Control will cause an assignment of the Advisory Agreements and result in the automatic termination of the Advisory Agreements.

At its in-person meeting on May 22, 2023, the Board, consisting solely of Trustees who are not “interested persons” of the Funds or the Adviser within the meaning of the 1940 Act (the “Independent Trustees”), approved a new investment advisory agreement between the Adviser and each of the Funds and a new sub-advisory agreement between DFA and the Adviser (together, the “New Advisory Agreements”). The New Advisory Agreements also need to be approved by shareholders of the Funds at a special meeting of shareholders. The terms and conditions of the New Advisory Agreements are identical in all material respects to the Advisory Agreements, including the rate of the investment advisory fee for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended June 30, 2019 were audited by other auditors whose report dated August 27, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 28, 2023

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT. The schedules filed for the end of the first and third quarters of each fiscal year are made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
8182 Maryland Ave.
Suite 500
Saint Louis, MO 63105
Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon CEO Summits (since April 1998).	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, DPL Financial Partners (insurance management platform) (since February 2022). Director, Allspring Global Investments (financial services) (since May 2022).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (11 portfolios) (since February 2005).
(1)	The address of each Trustee is: Buckingham Strategic Partners, LLC, 8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

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Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Jonathan Scheid* Year of Birth: 1976	President and Chief Executive Officer (since June 2023).	Managing Director, Buckingham Wealth Partners (since January 2022); Managing Director, Buckingham Strategic Partners (2019-2021); Vice President, Buckingham Strategic Partners (2018-2019).

Dan Anderson* Year of Birth: 1976	Chief Financial and Accounting Officer and Treasurer (since March 2023).	Chief Financial Officer, Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (since January 2018); Chief Financial Officer, BAM Management LLC (since January 2018).

Jeffery Yorg*	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since July 2021)	Chief Compliance Officer and Associate General Counsel, Buckingham Strategic Partners, LLC (since October 2019); Chief Compliance Officer, Head of Compliance Legal and Risk, and Deputy Chief Risk Officer, Gurtin Municipal Bond Management, LLC (2014-2019).

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Director, Fund Administration, Buckingham Strategic Partners, LLC (since December 2018); Vice President, Fund Administration, LWI Financial Inc. (2005-2018).
(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105.
(2)	The Trust’s officers are appointed annually by the Board.

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Board Approval of New Advisory Agreements and New Sub-Advisory Agreement

At a meeting held on May 22, 2023 (the “Special Meeting”), the Board, consisting solely of Independent Trustees, considered for approval the Interim Advisory Agreements, Interim Sub-Advisory Agreement, New Advisory Agreements and New Sub-Advisory Agreement. For purposes of this discussion, the Interim Advisory Agreements, Interim Sub-Advisory Agreement, New Advisory Agreements and New Sub-Advisory Agreement were considered at the same time.

Factors Considered in Approving the New Advisory Agreements

In connection with the Board’s review of the New Advisory Agreements, key personnel of the Adviser advised the Board about a variety of matters, including the following:

●	No material changes are currently contemplated and no diminution is anticipated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their Shareholders, including investment management services or other shareholder services.
●	All of the key investment advisory personnel of the Adviser who currently assist in the management of the Funds are expected to continue to do so after the Transaction. In addition, all of the key investment personnel of the Sub-Adviser who currently assist in the management of the Sub-Advised Funds are expected to continue to do so after the Transaction.
●	The terms and conditions of the New Advisory Agreements, including each Fund’s contractual fee rate, are the same as the existing Advisory Agreements, except for the effective and termination dates and a few immaterial terms.
●	In addition, the current operating expense limits for each Fund will remain in effect after the Closing Date until at least the end of the initial two-year term of the New Advisory Agreements.
●	The Funds and the Funds’ shareholders will continue to receive the benefit of the strong compliance culture and financial resources of Focus following the Transaction.
●	Focus has agreed that it will conduct its business, and will, to the extent within its reasonable control, cause each of its affiliates to conduct their businesses, in a manner to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

In their deliberations, the Board considered the factors discussed below, among others. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form. The Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser. The Board considered the Adviser’s favorable attributes, including its investment philosophy, investment management capabilities, experienced leadership and reputation. The Board also considered the capabilities, resources, and

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personnel of the Adviser, in order to determine whether the Adviser is capable of continuing to provide at least an equivalent level of investment management services currently provided to each Fund. The Board also reviewed information provided by Focus related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Advisory Agreements, including the supervision of the existing Sub-Adviser to the Sub-Advised Funds. In addition, the Board considered that all of the portfolio managers currently managing the Funds are expected to continue to do so following the Transaction.

Based on its review of materials prepared for the Special Meeting, the Board considered the experience and qualifications of the personnel of the Adviser who will be responsible for continuing to provide services to the Funds. The Board noted that none of the personnel responsible for servicing or managing the Funds were expected to change, and that the investment process and day-to-day operations of the Fund were not expected to change. The Board also noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations.

The Board concluded that the Adviser will be capable of continuing to provide investment advisory services at least equivalent to the same high quality as the investment advisory services previously provided to the Funds.

The investment performance of the Funds achieved by the Adviser. The Board considered that all of the portfolio managers and other key investment personnel currently managing the Funds are expected to continue to do so following the Transaction. The Board was provided with information describing the performance of each of the Funds for various trailing time periods, on an absolute basis as well as relative to each Fund’s benchmark index and peer group. The Board also reviewed a presentation of each Fund’s performance as compared to the Fund’s benchmark as well as against a group of other registered funds that have objectives and strategies that are similar to those of the Fund. The peer group performance was obtained from publicly available sources and measured as of each such peer group fund’s most recent fiscal year end. The Board concluded that the investment performance of the Funds remained competitive relative to their respective asset classes and investment styles. The Trustees noted that based on the information presented at the Special Meeting and its discussion with the Adviser, it believes that the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of each Funds’ investment objectives, policies and strategies and competitive with many other investment companies.

The extent to which the Adviser will realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated potential or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized. The Board further noted that currently, the fee structure provides for a flat percentage rate, and that once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Adviser. The Board considered that at such future time, it may be appropriate for the Adviser to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced. The Board acknowledged that there can be no assurance that the Funds will reach the asset levels necessary for economies of scale to take effect.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser. The Board considered that the New Advisory Agreements are the same as the existing Advisory Agreements, except for the effective and termination dates and a few immaterial terms, and that each Fund’s contractual fee rate will be identical for each Fund for the initial two-year term of the New Advisory Agreements. The Board also noted that the Adviser has contractually agreed to maintain all of the current operating expense limits pursuant to a new Fee Waiver

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Agreement (with identical terms to the existing Fee Waiver Agreement), which will remain in effect after the Closing Date until at least the end of the initial two-year term of the New Advisory Agreements, whereby it will waive a portion of its advisory fees so that each Fund does not exceed its operating expense limitation. The Board also reviewed information regarding management fees charged by advisers to other comparably-sized funds, which showed that the management fees charged to the Funds are competitive with the fees paid by many other comparably-sized funds. In light of these comparisons, the Board concluded that the terms of the New Advisory Agreements are fair and reasonable.

The profits to be realized by the Adviser and its affiliates, from their relationship with the Trust. The Board considered potential benefits the Adviser and its affiliates may derive from their relationship with the Funds, including compensation received by the Adviser for the provision of certain shareholder and administrative services to the Funds. The Board noted that at this time the Adviser’s compensation is not high relative to the experience of the Adviser and the nature and quality of the services performed by the Adviser. The Board considered the Adviser’s representation that it anticipates profitability for the Adviser under the New Advisory Agreements to be similar to profitability for the Adviser during recent periods. The Board noted that it would have the opportunity to give further consideration to the Adviser’s profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreements.

Other Considerations. In approving the New Advisory Agreements, the Board considered that the Adviser will be making a commitment to the retention and recruitment of high quality personnel, and has undertaken to maintain the same level of financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders and that has previously been provided to the Funds. The Board also considered that the Adviser has committed to the management and success of the Funds, and to employ its resources in an effort to both maintain and grow the Funds by seeking out expanded distribution opportunities where possible. The Board also considered that the Funds and their shareholders will continue to receive the benefit of the strong compliance culture and financial resources of Focus following the Transaction.

Conclusions. In approving the New Advisory Agreements, the Board concluded that the terms of the New Advisory Agreements are fair and reasonable and that approval of the New Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser is expected to provide a high level of service to each Fund; that it has confidence in the Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable and fair given the nature and quality of services provided; and that the benefits that will accrue to the Adviser by virtue of its relationship to the Funds are reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the approval of the New Advisory Agreements for an initial two-year term was in the best interests of each Fund and its shareholders and determined to recommend that shareholders of the Funds vote to approve the New Advisory Agreements at the Special Meeting of Shareholders.

Factors Considered in Approving the Sub-Advisory Agreement

In connection with the Board’s review of the New Sub-Advisory Agreement, key personnel of the Adviser advised the Board about a variety of matters, including the following:

●	No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of the sub-advisory services currently provided to the SA U.S. Fixed Income Fund, the SA

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ADDITIONAL INFORMATION (Unaudited) (Continued)

Global Fixed Income Fund, the SA U.S. Core Market Fund, the SA U.S. Value Fund, the SA U.S. Small Company Fund, the SA International Value Fund, the SA International Small Company Fund, the SA Emerging Markets Value Fund and the SA Real Estate Securities Fund (each, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) and their shareholders by the Sub-Adviser.

●	All of the current portfolio managers and other key investment personnel of the Sub-Adviser who currently assist in the management of the Sub-Advised Funds are expected to continue to do so after the Transaction.
●	The terms and conditions of the New Sub-Advisory Agreement, including each Sub-Advised Fund’s contractual fee rate, will remain the same as the terms of the existing Sub-Advisory Agreement for the initial two-year term of the New Sub-Advisory Agreement.

In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Sub-Adviser. The Board considered the experience and qualifications of the key investment personnel of the Sub-Adviser, including the portfolio managers, who are responsible for providing services to the Sub-Advised Funds. The Board noted the role of the Sub-Adviser relating to portfolio construction and management, and compliance with the Sub-Advised Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Sub-Adviser’s role in implementing the Board’s directives relating to the Sub-Advised Funds. The Board also noted that all of the current portfolio managers and other key investment personnel of the Sub-Adviser are expected to continue to serve in their current roles with respect to the Sub-Advised Funds following the Transaction.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Adviser were satisfactory and that there was a reasonable basis on which to conclude that the Sub-Adviser would continue to provide high quality investment services to the Sub-Advised Funds.

The investment performance of the Sub-Advised Funds achieved by the Adviser and the Sub-Adviser. The Board considered that it is anticipated that all of the portfolio managers and other key investment personnel currently managing the Sub-Advised Funds are expected to continue to do so following the Transaction. The Board also considered its recent review of each of the Sub-Advised Funds performance for various trailing time periods, including over longer-term trailing time periods, on an absolute basis, as well as relative to each Sub-Advised Fund’s benchmark index, the Broadridge peer group and funds managed by the Sub-Adviser with comparable investment styles. The Board had concluded that the investment performance of each Sub-Advised Fund remained competitive relative to its Broadridge peer group and benchmark index. The Trustees noted that based on the information presented at the Special Meeting, as well as periodic discussions with the Sub-Adviser, they believed that the Sub-Adviser remains capable of generating a level of long-term investment performance that is appropriate in light of each Sub-Advised Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The extent to which the Sub-Adviser realizes economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Sub-Advised Fund shareholders. The Board evaluated

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ADDITIONAL INFORMATION (Unaudited) (Continued)

potential or anticipated economies of scale in relation to the services the Sub-Adviser will provide to each Fund. The Board considered historic and potential growth rates in the Sub-Advised Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board noted that the Sub-Advised Funds do not have sub-advisory fee breakpoints. However, the Board considered that future growth in the assets of the Sub-Advised Funds and any related economies of scale could allow the Adviser to negotiate lower fees with the Sub-Adviser, to the extent such growth were to create economies of scale. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of sub-advisory fees payable to the Sub-Adviser, in the future.

Total expenses of the Sub-Advised Funds and competitiveness of fees to be paid to the Sub-Adviser. The Board considered the sub-advisory fee rates charged by the Sub-Adviser, as well as the total effective management fee rate of each Sub-Advised Fund, after taking into consideration each Sub-Advised Fund’s expense limitation arrangements. The Board noted that the terms and conditions of the New Sub-Advisory Agreement, including each Sub-Advised Fund’s contractual sub-advisory fee rate, will remain the same, for an initial two-year term, as the contractual fee rate in the existing Sub-Advisory Agreement. In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 3 to 36 basis points (“bps”) annually, with most of them at or below 10 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (20 bps annually) and the SA Emerging Markets Value Fund (36 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Sub-Advised Fund.

The Board also noted that each Sub-Advised Fund’s total net expense ratio, a figure which includes all operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge peer group.

The profits to be realized by the Sub-Adviser and its affiliates, from their relationship with the Trust. The Board considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously represented that it no longer accrues soft-dollar research credits and has wound down the remaining aspects of its soft-dollar program. The Board reviewed information provided by the Sub-Adviser regarding its financial stability and the profitability attributable to its agreements with the Sub-Advised Funds. After such review, the Board determined that the profitability rates of the Sub-Adviser, with respect to the New Sub-Advisory Agreements, were reasonable in consideration of the services provided to the Sub-Advised Funds.

Conclusions. In approving the New Sub-Advisory Agreements, the Board unanimously concluded that the terms of the New Sub-Advisory Agreements are fair and reasonable and that approval of the New Sub-Advisory Agreements is in the best interests of each Sub-Advised Fund and its Shareholders. In reaching this determination, the Board considered that the Sub-Adviser provided a high level of service to each Fund; that it has confidence in the Sub-Adviser’s capabilities to continue to manage the Sub-Advised Funds consistently with their respective specified investment objective, strategies and policies; that each Sub-Advised Fund’s fee structure appeared to the Board to be reasonable and fair given the nature and quality of services provided; and that the benefits that will accrue to the Sub-Adviser by virtue of its relationship to the Sub-Advised Funds are reasonable in comparison with the benefits accruing to each Sub-Advised Fund. After this review and discussion, the Board unanimously concluded that the approval of the Sub-Advisory Agreements for an initial two-year term was in the best interests of each Sub-Advised Fund and its Shareholders.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Continuation of Investment Agreements and Sub-Advisory Agreement

At a meeting held on June 21, 2023 (the “Meeting”), the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of each of the current Investment Advisory Agreements and the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by the Sub-Adviser. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 10, 2023 (the “May 10 Telephonic Meeting”) and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 10 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser other than routine examination matters.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received and discussed Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, similar expense structures and asset size (to reflect similar economies of scale), as applicable. The Board noted that in September 2022, the Select share classes for each SA fund that had a Select share class were reorganized into Investor Share classes and that Broadridge therefore transitioned using the Investor share class as the subject funds for the analysis. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2022, as applicable.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund, which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies.

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2022. It was also noted that the Fund’s performance trailed its benchmark, the Morningstar U.S. 1-3 Yr Composite Government and Corporate Bond Index, for each period. The Board also took into consideration that the Fund’s relatively shorter duration and persistent bias toward higher quality credits contributed to its underperformance relative to its Broadridge Peer Group and benchmark during long stretches when interest rate risk was beneficial.

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2022, in the 3rd quartile for the 3-year period and in the 4th quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund underperformed its benchmark, the Morningstar Global 1-5 Yr Treasury Bond Hedged Index, for the 1-year, 3-year, 5-year and 10-year periods. The Board took into consideration that the Fund’s relatively shorter duration contributed to its underperformance relative to its Broadridge Peer Group and benchmark during the long stretches when taking longer duration risk would have been beneficial to the Fund.

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 5-year and 10-year periods ended December 31, 2022 and the 3rd quartile for the 3-year period ended the same date. It was also noted that the Fund’s performance outperformed its benchmark, the Morningstar U.S. Market Extended Index, for the 1-year, 3-year, 5-year and 10-year periods.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile among its Broadridge Peer Group for the 1-year and 10-year periods ended December 31, 2022, the 3rd quartile for the 5-year period ended the same date and the 4th quartile for the 3-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar U.S. Large-Mid Cap Broad Value Index, for the 1-year period but trailed the benchmark for the 3-year, 5-year and 10-year periods.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2022. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar U.S. Small Cap Extended Index, for the 1-year, 3-year, 5-year and 10-year periods.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2022 and the 3rd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar U.S. REIT Index, for the 1-year, 3-year and 5-year periods and trailed its benchmark for the 10-year period.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2022 and the 2nd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Developed Markets ex-US Value Target Market Exposure Index for the 1-year, 3-year, 5-year and 10-year periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2022. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Global Markets ex-US Small-Mid Cap Index, for the 1-year, 3-year, 5-year and 10-year periods.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2022 and the 4th quartile for the 10-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Emerging Markets Value Target Market Exposure Index, for the 1-year and 3-year periods and trailed the benchmark for the 5-year and 10-year periods.

For the SA Worldwide Moderate Growth Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2022, the 2nd quartile for the 3-year period ended the same date and the 3rd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar U.S. Moderate Target Allocation Index, for the 1-year and 3-year periods but trailed the benchmark for the 5-year period.

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a

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Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable effective January 1, 2018, and further reductions on the SA Emerging Markets Value Fund, effective March 1, 2021 and July 1, 2021, and on the SA U.S. Small Company Fund effective July 1, 2021. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that each Fund’s net expense ratio, a figure that includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The Board noted the reduction in 2018 of annual advisory fees from 45 bps to 40 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 45 bps for the SA International Value Fund and SA Emerging Markets Value Fund; from 50 bps to 25 bps for the SA International Small Company Fund. The Board further noted the reduction of annual sub-advisory fees from 45 bps to 41 bps for the SA Emerging Markets Value Fund, effective March 1, 2021, and the reduction from 41 bps to 36 bps for the SA Emerging Markets Value Fund and from 25 bps to 20 bps for the SA U.S. Small Company Fund, each effective July 1, 2021, with additional reductions in prior years. The Board further noted the implementation of expense limitations (as a percentage of average daily net assets) until October 28, 2025 for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 36 bps annually, with most of them at or below 10 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (20 bps annually) and the SA Emerging Markets Value Fund (36 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board considered the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined under the Rule as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investor’s interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated Buckingham Strategic Partners LLC, the Funds’ investment adviser, as the administrator (the “Administrator”) of the Program. As part of its responsibilities, the Administrator implements and oversees the day-to-day operation of the Program. The Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board of Trustees on June 21, 2023, the Board reviewed a written report (the “Report”) prepared by the Administrator addressing the operation, adequacy, and effectiveness of the Funds’ Program, including any material changes to the Program for the period May 1, 2022 through April 30, 2023 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the Funds’ investment strategies and liquidity sources, cash flow projections, borrowing arrangements, reasonably anticipated trade sizes, historical redemptions, investor concentrations, liquidity events and liquidity classifications during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period. The Report included the Administrator’s assessment that the Program had operated adequately and effectively in all material aspects during the Reporting Period, and that the Program’s existing controls and safeguards continue to be appropriately designed to enable the administrator to maintain compliance with the Liquidity Rule.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2023:

Foreign Tax Credits – For the fiscal year ended June 30, 2023, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes witheld.

	Foreign	Foreign
	Tax Credit	Source Income
SA International Value Fund	$1,495,630	$26,758,036
SA International Small Company Fund	613,858	5,582,466
SA Emerging Markets Value Fund	730,327	10,065,710
SA Worldwide Moderate Growth Fund	21,455	233,771

Capital Gain Distributions – On December 20, 2022, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$26,796,752
SA U.S. Value Fund	28,550,506
SA U.S. Small Company Fund	7,767,660
SA International Small Company Fund	9,788,614
SA Real Estate Securities Fund	6,815,243

On December 28, 2022, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $1,168,961.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100.00%
SA U.S. Value Fund	100.00%
SA U.S. Small Company Fund	100.00%
SA International Small Company Fund	0.29%
SA Worldwide Moderate Growth Fund	18.15%

Qualified Dividend Income – For the fiscal year ended June 30, 2023 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $459,750 or $517,200 if married filing jointly). Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2023 through June 30, 2023. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,020.90	0.38%	$1.90
SA Global Fixed Income Fund	1,000	1,019.10	0.51	2.55
SA U.S. Core Market Fund	1,000	1,165.00	0.68	3.65
SA U.S. Value Fund	1,000	1,037.40	0.77	3.89
SA U.S. Small Company Fund	1,000	1,081.10	0.92	4.75
SA International Value Fund	1,000	1,093.10	0.94	4.88
SA International Small Company Fund	1,000	1,066.00	0.58	2.97
SA Emerging Markets Value Fund	1,000	1,078.90	1.07	5.52
SA Real Estate Securities Fund	1,000	1,026.20	0.73	3.67
SA Worldwide Moderate Growth Fund	1,000	1,070.40	0.00	0.00

See Notes to financial statements

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,022.91	0.38%	$1.91
SA Global Fixed Income Fund	1,000	1,022.27	0.51	2.56
SA U.S. Core Market Fund	1,000	1,021.42	0.68	3.41
SA U.S. Value Fund	1,000	1,020.98	0.77	3.86
SA U.S. Small Company Fund	1,000	1,020.23	0.92	4.61
SA International Value Fund	1,000	1,020.13	0.94	4.71
SA International Small Company Fund	1,000	1,021.92	0.58	2.91
SA Emerging Markets Value Fund	1,000	1,019.49	1.07	5.36
SA Real Estate Securities Fund	1,000	1,021.17	0.73	3.66
SA Worldwide Moderate Growth Fund	1,000	1,024.79	0.00	0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

See Notes to financial statements

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2022
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/22	10/31/22	Ratio(1)	Period (1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$854.20	0.41%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/ Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2023
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.8%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$4,398,331,712
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,619,809,665
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,318,775,143
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,252,771,459
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,053,243,257
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES		$10,642,931,236
	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 5.030%
(Cost $124,488,522)	124,488,522	124,488,522

TOTAL INVESTMENTS — (100.0%)
(Cost $9,934,406,554)		$10,767,419,758

As of June 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	540	09/15/23	$118,390,307	$121,182,750	$2,792,443
Total Futures Contracts			$118,390,307	$121,182,750	$2,792,443

Summary of the Portfolio’s investments as of June 30, 2023, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,642,931,236	—	—	$10,642,931,236
Temporary Cash Investments	124,488,522	—	—	124,488,522
Futures Contracts**	2,792,443	—	—	2,792,443
TOTAL	$10,770,212,201	—	—	$10,770,212,201
**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2022

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$3,721,052,938
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,247,239,833
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,173,860,681
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,146,678,426
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		961,398,453
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,250,230,331
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010%
(Cost $60,673,803)	60,673,803	60,673,803
TOTAL INVESTMENTS — (100.0%)
(Cost $10,083,101,056)		$9,310,904,134

As of October 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	282	12/16/22	$52,337,807	$54,750,300	$2,412,493
Total Futures Contracts			$52,337,807	$54,750,300	$2,412,493

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,250,230,331	—	—	$9,250,230,331
Temporary Cash Investments	60,673,803	—	—	60,673,803
Futures Contracts**	2,412,493	—	—	2,412,493
TOTAL	$9,313,316,627	—	—	$9,313,316,627
**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,642,931
Temporary Cash Investments at Value & Cost	124,489
Cash	3,340
Receivables:
Dividends and Interest	455
Fund Shares Sold	9,369
Futures Margin Variation	2,793
Prepaid Expenses and Other Assets	75
Total Assets	10,783,452

LIABILITIES:
Payables:
Fund Shares Redeemed	5,254
Due to Advisor	2,206
Accrued Expenses and Other Liabilities	200
Total Liabilities	7,660

NET ASSETS	$10,775,792
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,775,792 and shares outstanding of 586,176,744	$18.38
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,073,313
Total Distributable Earnings (Loss)	702,479

NET ASSETS	$10,775,792

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,250,230
Temporary Cash Investments at Value & Cost	60,674
Segregated Cash for Futures Contracts	2,820
Receivables:
Dividends, Interest and Tax Reclaims	172
Fund Shares Sold	18,258
Prepaid Expenses and Other Assets	63
Total Assets	9,332,217

LIABILITIES:
Payables:
Fund Shares Redeemed	9,425
Due to Advisor	1,934
Futures Margin Variation	398
Accrued Expenses and Other Liabilities	365
Total Liabilities	12,122

NET ASSETS	$9,320,095
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,320,095 and shares outstanding of 585,184,804	$15.93
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,058,928
Total Distributable Earnings (Loss)	(738,833)

NET ASSETS	$9,320,095

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $32,864)	$351,462
Income from Securities Lending	11,450
Expenses Allocated from Affiliated Investment Companies	(13,461)
Total Investment Income	349,451

Fund Expenses
Investment Management Fees	30,411
Accounting & Transfer Agent Fees	1,604
Filing Fees	216
Shareholders’ Reports	584
Directors’/Trustees’ Fees & Expenses	46
Professional Fees	100
Other	203
Total Fund Expenses	33,164
Net Expenses	33,164

Net Investment Income (Loss)	316,287

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	164,767
Futures	(19,889)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)
Futures	271

Net Realized and Unrealized Gain (Loss)	(3,785,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,468,891)

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).
**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS***

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$316,287	$238,915
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	164,767	837,220
Futures	(19,889)	26,350
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)	2,927,439
Futures	271	3,416
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,468,891)	4,033,340

Distributions:
Institutional Class Shares	(851,167)	(220,133)

Capital Share Transactions (1):
Shares Issued	2,335,205	2,604,837
Shares Issued in Lieu of Cash Distributions	834,024	214,868
Shares Redeemed	(2,994,929)	(3,315,191)
Net Increase (Decrease) from Capital Share Transactions	174,300	(495,486)
Total Increase (Decrease) in Net Assets	(4,145,758)	3,317,721

Net Assets
Beginning of Year	13,465,853	10,148,132
End of Year	$9,320,095	$13,465,853

(1) Shares Issued and Redeemed:
Shares Issued	123,348	116,406
Shares Issued in Lieu of Cash Distributions	41,490	10,453
Shares Redeemed	(157,815)	(151,391)
Net Increase (Decrease) from Shares Issued and Redeemed	7,023	(24,532)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$23.29	$16.84	$18.21	$18.46	$21.52
Income from Investment Operations
Net Investment Income (Loss) (A)	0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.44)	(6.42)	(0.93)	0.58	(2.41)
Total from Investment Operations	(5.90)	6.83	(0.60)	1.01	(1.95)
Less Distributions
Net Investment Income	(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	(0.79)	—	(0.40)	(0.82)	(0.67)
Total Distributions	(1.46)	(0.38)	(0.77)	(1.26)	(1.11)
Net Asset Value, End of Year	$15.93	$23.29	$16.84	$18.21	$18.46
Total Return	(26.55)%	40.83%	(3.64)%	6.44%	(9.54)%

Net Assets, End of Year (thousands)	$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(B)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.90%	1.96%	2.44%	2.18%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.12%	0.12%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At October 31, 2022, the Fund consisted of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2022, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/22
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	81%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% of average daily net assets.

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
International Small Company Portfolio	0.30%	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (The “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2024 and may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2022, the total liability for deferred compensation to Directors was $96 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021 and October 31, 2022 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gain	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2021	$220,133	—	—	$220,133
2022	483,283	$367,884	—	851,167

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio	$(27,229)	(4,799)	$(32,028)

At October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Company Portfolio	$68,133	$121,673	—	$(928,518)	$(738,712)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Company Portfolio	$10,236,196	—	$(925,265)	$(925,265)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$98,398

** Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts*,(1)
International Small Company Portfolio	$2,412	$2,412

(1) Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on (Depreciation) on Derivatives
	Total	Equity Contracts(1)
International Small Company Portfolio	$(19,889)	$(19,889)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
International Small Company Portfolio	$271	$271

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
International Small Company Portfolio	1.08%	23,176	4	3	27,039	—

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	4	79%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.50	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$805.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$812.90	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$837.30	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$876.80	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES

The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.4%	Communication Services	4.9%	Communication Services	3.7%
Consumer Discretionary	14.7%	Consumer Discretionary	18.9%	Consumer Discretionary	16.8%
Consumer Staples	7.9%	Consumer Staples	8.6%	Consumer Staples	7.2%
Energy	0.8%	Energy	6.3%	Energy	4.3%
Financials	9.0%	Financials	13.0%	Financials	18.9%
Health Care	5.1%	Health Care	5.7%	Health Care	5.0%
Industrials	28.9%	Industrials	11.8%	Industrials	22.8%
Information Technology	15.6%	Information Technology	7.8%	Information Technology	8.7%
Materials	12.4%	Materials	15.3%	Materials	5.3%
Real Estate	1.5%	Real Estate	6.9%	Real Estate	3.0%
Utilities	1.7%	Utilities	0.8%	Utilities	4.3%
	100.0%		100.0%		100.0%

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	4.8%	Communication Services	1.3%
Consumer Discretionary	8.4%	Consumer Discretionary	5.5%
Consumer Staples	4.3%	Consumer Staples	4.9%
Energy	4.4%	Energy	28.7%
Financials	16.6%	Financials	9.3%
Health Care	6.0%	Health Care	1.5%
Industrials	27.0%	Industrials	11.0%
Information Technology	10.2%	Information Technology	3.3%
Materials	9.1%	Materials	23.8%
Real Estate	4.9%	Real Estate	2.6%
Utilities	4.3%	Utilities	8.1%
	100.0%		100.0%

The Japanese Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2023
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$65,675,493	2.3%
CONSUMER DISCRETIONARY — (14.0%)
Resorttrust, Inc.	514,664	7,638,598	0.3%
Other Securities		403,310,717	13.9%
TOTAL CONSUMER DISCRETIONARY		410,949,315	14.2%

CONSUMER STAPLES — (7.7%)
Nissui Corp.	1,771,500	7,956,137	0.3%
# Pigeon Corp.	612,825	8,460,104	0.3%
Other Securities		210,336,697	7.3%
TOTAL CONSUMER STAPLES		226,752,938	7.9%

ENERGY — (0.7%)
Other Securities		21,323,889	0.7%

FINANCIALS — (8.6%)
Gunma Bank Ltd.	2,072,540	7,602,979	0.3%
Hachijuni Bank Ltd.	1,680,741	7,300,758	0.3%
Hirogin Holdings, Inc.	1,509,400	8,562,190	0.3%
Iyogin Holdings, Inc.	1,256,518	7,063,789	0.3%
Kyushu Financial Group, Inc.	1,975,137	8,343,924	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	8,310,924	0.3%
Other Securities		204,394,767	6.9%
TOTAL FINANCIALS		251,579,331	8.7%

HEALTH CARE — (4.7%)
Jeol Ltd.	233,500	8,335,755	0.3%
Nakanishi, Inc.	341,900	7,571,287	0.3%
Other Securities		122,488,213	4.2%
TOTAL HEALTH CARE		138,395,255	4.8%

INDUSTRIALS — (28.8%)
Daiseki Co. Ltd.	286,755	8,107,041	0.3%
# DMG Mori Co. Ltd.	731,800	12,722,253	0.4%
EXEO Group, Inc.	487,700	9,796,027	0.3%
Furukawa Electric Co. Ltd.	418,600	7,403,249	0.3%
GS Yuasa Corp.	393,683	7,723,408	0.3%
# Hazama Ando Corp.	1,150,400	8,604,531	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,284,899	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,055,131	0.3%
Meitec Corp.	478,200	8,251,271	0.3%
Mirait One Corp.	565,135	7,113,722	0.3%
Nagase & Co. Ltd.	584,600	9,735,135	0.3%
Nichias Corp.	378,700	7,893,068	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,392,695	0.3%
# Nisshinbo Holdings, Inc.	843,080	6,991,610	0.2%
OKUMA Corp.	147,700	$7,929,844	0.3%
OSG Corp.	526,900	7,563,907	0.3%
Ushio, Inc.	600,400	8,117,400	0.3%
Other Securities.		703,414,032	24.1%
TOTAL INDUSTRIALS		843,099,223	29.2%

The Japanese Small Company Series

continued

			Percentage
	Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (15.1%)
Alps Alpine Co. Ltd.	798,153	7,007,707	0.3%
Anritsu Corp.	851,999	7,276,940	0.3%
Citizen Watch Co. Ltd.	1,550,700	9,348,449	0.3%
Daiwabo Holdings Co. Ltd.	574,800	11,130,751	0.4%
Dexerials Corp.	345,400	7,587,645	0.3%
Japan Material Co. Ltd.	431,700	7,215,624	0.3%
Macnica Holdings, Inc.	283,650	11,787,500	0.4%
Maruwa Co. Ltd.	55,400	8,603,864	0.3%
NET One Systems Co. Ltd.	420,500	9,237,715	0.3%
NSD Co. Ltd.	482,660	9,703,883	0.3%
Sanken Electric Co. Ltd.	126,800	11,962,482	0.4%
Tokyo Seimitsu Co. Ltd.	232,600	12,879,617	0.5%
Topcon Corp.	663,300	9,772,800	0.3%
#Ulvac, Inc.	168,700	7,194,997	0.3%
Other Securities		311,814,628	10.6%
TOTAL INFORMATION TECHNOLOGY		442,524,602	15.3%

MATERIALS — (12.7%)
ADEKA Corp.	507,000	9,685,087	0.3%
Daicel Corp.	804,300	7,198,031	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	7,979,177	0.3%
Sumitomo Bakelite Co. Ltd.	194,100	8,091,310	0.3%
Taiheiyo Cement Corp.	470,191	9,295,870	0.3%
#Tokai Carbon Co. Ltd.	948,600	8,731,820	0.3%
UBE Corp.	611,100	10,506,181	0.4%
Other Securities		311,804,609	10.7%
TOTAL MATERIALS		373,292,085	12.9%

REAL ESTATE — (1.4%)
Other Securities		39,712,298	1.4%

UTILITIES — (1.8%)
Nippon Gas Co. Ltd.	676,700	9,526,128	0.3%
Other Securities		42,520,444	1.5%
TOTAL UTILITIES		52,046,572	1.8%
TOTAL COMMON STOCKS		2,865,351,001	99.2%
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		128,844	0.0%
TOTAL RIGHTS/WARRANTS		128,844	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $2,743,323,031)		2,865,479,845

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	5,630,625	65,123,811	2.3%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,808,446,842)		$2,930,603,656	101.5%

The Japanese Small Company Series

continued

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$65,675,493	—	$65,675,493
Consumer Discretionary	$95,195	410,854,120	—	410,949,315
Consumer Staples	—	226,752,938	—	226,752,938
Energy	—	21,323,889	—	21,323,889
Financials	—	251,579,331	—	251,579,331
Health Care	47,328	138,347,927	—	138,395,255
Industrials	38,879	843,060,344	—	843,099,223
Information Technology	123,781	442,400,821	—	442,524,602
Materials	—	373,292,085	—	373,292,085
Real Estate	—	39,712,298	—	39,712,298
Utilities	—	52,046,572	—	52,046,572
Rights/Warrants
Industrials	—	128,844	—	128,844
Securities Lending Collateral	—	65,123,811	—	65,123,811
TOTAL	$305,183	$2,930,298,473	—	$2,930,603,656

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2023
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (63.7%)
	AMP Ltd.	14,485,829	$10,946,585	0.9%
	Ansell Ltd.	661,545	11,822,311	0.9%
	ARB Corp. Ltd.	498,463	9,563,027	0.8%
	AUB Group Ltd.	710,426	13,972,945	1.1%
	Bapcor Ltd.	2,107,733	8,378,788	0.7%
	Beach Energy Ltd.	9,561,631	8,620,731	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,106,805	0.6%
	Breville Group Ltd.	627,990	8,394,132	0.7%
	Brickworks Ltd.	389,897	6,942,279	0.6%
	Corporate Travel Management Ltd.	729,339	8,757,763	0.7%
	CSR Ltd.	3,176,445	11,017,324	0.9%
*	De Grey Mining Ltd.	7,594,615	6,881,891	0.5%
	Downer EDI Ltd.	4,211,433	11,562,843	0.9%
	Eagers Automotive Ltd.	899,116	8,133,020	0.6%
# *	Flight Centre Travel Group Ltd.	841,836	10,731,823	0.9%
	Gold Road Resources Ltd.	7,631,631	7,645,729	0.6%
	GrainCorp Ltd., Class A	1,417,016	7,413,480	0.6%
	Healius Ltd.	3,465,521	7,379,812	0.6%
	HUB24 Ltd.	481,265	8,227,531	0.7%
	InvoCare Ltd.	908,018	7,644,514	0.6%
	IPH Ltd.	1,434,646	7,522,941	0.6%
	IRESS Ltd.	1,180,193	8,101,742	0.6%
	McMillan Shakespeare Ltd.	587,432	7,085,110	0.6%
	Netwealth Group Ltd.	750,336	6,967,198	0.6%
	nib holdings Ltd.	2,804,808	15,818,442	1.3%
	Nine Entertainment Co. Holdings Ltd.	7,131,395	9,381,973	0.7%
	Nufarm Ltd.	2,267,973	7,722,554	0.6%
	Orora Ltd.	5,280,211	11,600,954	0.9%
*	Paladin Energy Ltd.	16,375,142	8,053,666	0.6%
	Perpetual Ltd.	670,235	11,590,400	0.9%
	Perseus Mining Ltd.	8,455,260	9,392,751	0.7%
	Reliance Worldwide Corp. Ltd.	4,604,581	12,660,628	1.0%
*	Sandfire Resources Ltd.	3,243,721	12,880,496	1.0%
	Sims Ltd.	1,036,292	10,931,968	0.9%
*	Star Entertainment Group Ltd.	8,822,099	6,815,022	0.5%
	Super Retail Group Ltd.	1,057,351	8,090,108	0.6%
	Tabcorp Holdings Ltd.	13,920,512	10,325,589	0.8%
	Technology One Ltd.	706,460	7,408,071	0.6%
# *	Webjet Ltd.	2,404,516	11,114,553	0.9%
	Other Securities		446,189,768	34.8%
TOTAL AUSTRALIA			810,797,267	63.8%

CHINA — (0.1%)
	Other Securities		1,197,644	0.1%

THE Asia Pacific SMALL COMPANY SERIES

continued

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (21.1%)
ASMPT Ltd.	1,584,800	$15,657,113	1.2%
Hysan Development Co. Ltd.	3,175,000	7,759,142	0.6%
Luk Fook Holdings International Ltd.	3,450,000	8,857,602	0.7%
NWS Holdings Ltd.	7,045,000	8,004,122	0.6%
Pacific Basin Shipping Ltd.	27,975,000	8,535,709	0.7%
PCCW Ltd.	17,843,545	9,256,690	0.7%
VTech Holdings Ltd.	1,166,000	7,657,588	0.6%
Other Securities		203,563,762	16.1%
TOTAL HONG KONG		269,291,728	21.2%

NEW ZEALAND — (3.6%)
Chorus Ltd.	1,625,490	8,409,569	0.7%
Other Securities		37,940,063	3.0%
TOTAL NEW ZEALAND		46,349,632	3.7%

SINGAPORE — (10.7%)
ComfortDelGro Corp. Ltd.	9,307,100	7,997,031	0.6%
Keppel Infrastructure Trust	19,392,287	7,324,331	0.6%
* SATS Ltd.	3,592,367	6,872,190	0.5%
Other Securities		113,792,088	9.0%
TOTAL SINGAPORE		135,985,640	10.7%
TOTAL COMMON STOCKS		1,263,621,911	99.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		3,409	0.0%

HONG KONG — (0.0%)
Other Security		6,186	0.0%

SINGAPORE — (0.0%)
Other Securities		30,963	0.0%
TOTAL RIGHTS/WARRANTS		40,558	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,491,561,450)		1,263,662,469

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	885,806	10,245,234	0.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,501,806,514)		$1,273,907,703	100.3%

THE Asia Pacific SMALL COMPANY SERIES

continued

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$15,287	$810,307,242	$474,738		$810,797,267
China	—	1,197,644	—		1,197,644
Hong Kong	1,069	268,981,893	308,766		269,291,728
New Zealand	—	46,349,632	—		46,349,632
Singapore	446,233	134,841,835	697,572		135,985,640
Rights/Warrants
Australia	—	3,409	—		3,409
Hong Kong	—	6,186	—		6,186
Singapore	—	30,963	—		30,963
Securities Lending Collateral	—	10,245,234	—		10,245,234
TOTAL	$462,589	$1,271,964,038	$1,481,076	^	$1,273,907,703

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.8%)
4imprint Group PLC	165,738	$10,102,406	0.8%
ITV PLC	12,266,299	10,663,179	0.8%
Moneysupermarket.com Group PLC	3,209,924	11,042,559	0.8%
Other Securities		19,020,072	1.4%
TOTAL COMMUNICATION SERVICES		50,828,216	3.8%

CONSUMER DISCRETIONARY — (18.8%)
Bellway PLC	527,051	13,326,486	1.0%
Domino’s Pizza Group PLC.	3,097,499	10,861,742	0.8%
Dunelm Group PLC	690,244	9,854,443	0.7%
Games Workshop Group PLC	176,924	24,551,237	1.8%
Greggs PLC	601,854	19,551,278	1.5%
Inchcape PLC	2,122,222	21,002,551	1.6%
Pets at Home Group PLC	2,837,331	13,604,701	1.0%
* Playtech PLC.	1,926,086	14,428,214	1.1%
* SSP Group PLC	3,417,062	10,904,647	0.8%
Vistry Group PLC.	1,471,857	12,360,507	0.9%
WH Smith PLC	546,871	10,782,652	0.8%
Other Securities		91,039,879	6.8%
TOTAL CONSUMER DISCRETIONARY		252,268,337	18.8%

CONSUMER STAPLES — (8.3%)
Britvic PLC	1,626,728	17,705,255	1.3%
Cranswick PLC	366,623	15,124,115	1.1%
* Marks & Spencer Group PLC	8,960,994	21,965,396	1.6%
Tate & Lyle PLC	2,167,560	20,006,672	1.5%
Other Securities		36,736,576	2.8%
TOTAL CONSUMER STAPLES		111,538,014	8.3%

ENERGY — (3.0%)
Other Securities		40,327,959	3.0%

FINANCIALS — (19.6%)
Bank of Georgia Group PLC	269,724	10,030,228	0.8%
Beazley PLC	2,938,648	22,031,612	1.7%
Burford Capital Ltd	965,905	11,796,343	0.9%
Close Brothers Group PLC.	881,739	9,892,172	0.7%
Hiscox Ltd.	1,350,247	18,719,938	1.4%
Lancashire Holdings Ltd	1,661,042	12,207,803	0.9%
Man Group PLC	7,541,211	20,942,543	1.6%
OSB Group PLC	2,202,114	13,478,581	1.0%
Paragon Banking Group PLC.	1,921,607	12,982,150	1.0%
Virgin Money UK PLC	6,577,199	12,524,353	0.9%
Other Securities		118,623,097	8.7%
TOTAL FINANCIALS		263,228,820	19.6%

The United Kingdom Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (3.8%)
CVS Group PLC	418,701	$10,519,007	0.8%
* Indivior PLC	759,374	17,582,530	1.3%
Other Securities		22,648,736	1.7%
TOTAL HEALTH CARE		50,750,273	3.8%

INDUSTRIALS — (23.8%)
Balfour Beatty PLC	3,585,302	15,525,384	1.2%
Bodycote PLC	1,236,656	10,086,950	0.7%
Diploma PLC	423,439	16,072,376	1.2%
Grafton Group PLC	1,489,341	14,790,096	1.1%
Hays PLC	9,347,832	12,139,353	0.9%
JET2 PLC	813,756	12,877,996	1.0%
Pagegroup PLC	1,947,013	9,925,824	0.7%
QinetiQ Group PLC	3,241,231	14,609,019	1.1%
Rotork PLC	4,324,797	16,757,041	1.2%
Serco Group PLC	5,743,194	11,362,079	0.8%
Travis Perkins PLC	1,194,868	12,375,076	0.9%
Other Securities		173,984,127	13.1%
TOTAL INDUSTRIALS		320,505,321	23.9%

INFORMATION TECHNOLOGY — (7.1%)
Computacenter PLC	497,525	14,438,141	1.1%
Oxford Instruments PLC	343,024	11,876,459	0.9%
Softcat PLC	677,227	12,201,537	0.9%
Spectris PLC	384,491	17,567,634	1.3%
Other Securities		39,511,180	2.9%
TOTAL INFORMATION TECHNOLOGY		95,594,951	7.1%

MATERIALS — (5.1%)
Hill & Smith PLC	546,022	10,440,965	0.8%
Other Securities		58,092,486	4.3%
TOTAL MATERIALS		68,533,451	5.1%

REAL ESTATE — (2.9%)
Grainger PLC	4,237,552	12,218,585	0.9%
Savills PLC	961,872	10,396,511	0.8%
Other Securities		16,087,375	1.2%
TOTAL REAL ESTATE		38,702,471	2.9%

UTILITIES — (3.1%)
Drax Group PLC	2,467,126	18,178,963	1.3%
Pennon Group PLC	1,371,280	12,390,225	0.9%
Other Securities		11,396,208	0.9%
TOTAL UTILITIES		41,965,396	3.1%
TOTAL COMMON STOCKS
(Cost $1,329,981,914)		1,334,243,209	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	756,089	8,744,924	0.6%
TOTAL INVESTMENTS—(100.0%) (Cost $1,338,726,742)		$1,342,988,133	100.0%

The United Kingdom Small Company Series

continued

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$20,923	$50,807,293	—		$50,828,216
Consumer Discretionary	34,023	252,234,314	—		252,268,337
Consumer Staples	—	111,538,014	—		111,538,014
Energy	—	40,327,959	—		40,327,959
Financials	—	263,228,820	—		263,228,820
Health Care	—	50,748,590	$1,683		50,750,273
Industrials	—	320,505,321	—		320,505,321
Information Technology	—	95,594,951	—		95,594,951
Materials	—	68,533,451	—		68,533,451
Real Estate	—	38,702,471	—		38,702,471
Utilities	—	41,965,396	—		41,965,396
Securities Lending Collateral	—	8,744,924	—		8,744,924
TOTAL	$54,946	$1,342,931,504	$1,683	^	$1,342,988,133

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Continental Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2023
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.3%)
AUSTRIA — (3.2%)
ANDRITZ AG	438,579	$24,459,480	0.5%
# voestalpine AG	615,510	22,119,142	0.4%
Wienerberger AG	682,908	20,904,243	0.4%
Other Securities		105,981,942	2.1%
TOTAL AUSTRIA		173,464,807	3.4%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	171,688	28,267,937	0.6%
Other Securities		175,342,421	3.3%
TOTAL BELGIUM		203,610,358	3.9%

DENMARK — (6.7%)
* Jyske Bank AS	437,851	33,308,384	0.7%
Ringkjoebing Landbobank AS	197,625	28,328,859	0.6%
Royal Unibrew AS	312,981	28,015,972	0.5%
Sydbank AS	461,164	21,323,139	0.4%
Other Securities		251,025,600	4.8%
TOTAL DENMARK		362,001,954	7.0%

FINLAND — (4.9%)
Huhtamaki Oyj	631,957	20,739,905	0.4%
Orion Oyj, Class B	619,790	25,721,932	0.5%
Valmet Oyj	912,291	25,394,996	0.5%
Wartsila Oyj Abp	2,276,158	25,665,912	0.5%
Other Securities		170,641,380	3.3%
TOTAL FINLAND		268,164,125	5.2%

FRANCE — (11.1%)
Alten SA	141,624	22,334,687	0.4%
Elis SA	1,272,724	24,758,554	0.5%
Rexel SA	1,364,288	33,716,921	0.7%
SCOR SE	802,342	23,586,811	0.5%
* SOITEC	136,675	23,121,937	0.5%
Sopra Steria Group SACA	119,421	23,841,849	0.5%
SPIE SA	871,653	28,188,471	0.6%
Valeo SA	1,075,406	23,109,698	0.5%
Other Securities		398,801,578	7.5%
TOTAL FRANCE		601,460,506	11.7%

GERMANY — (13.3%)
Freenet AG	931,981	23,404,554	0.5%
Gerresheimer AG	231,069	26,012,484	0.5%
HUGO BOSS AG	412,000	32,202,476	0.6%
thyssenkrupp AG	2,833,923	22,196,531	0.4%
Other Securities		616,105,945	12.0%
TOTAL GERMANY		719,921,990	14.0%

The Continental Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (1.3%)
	Bank of Ireland Group PLC.	4,153,567	$39,655,918	0.8%
	Other Securities		29,563,762	0.5%
	TOTAL IRELAND		69,219,680	1.3%

	ISRAEL — (2.2%)
	Other Securities		118,811,072	2.3%

	ITALY — (9.4%)
	Banco BPM SpA	9,876,720	45,875,692	0.9%
#	BPER Banca	7,525,929	22,881,741	0.5%
	Brunello Cucinelli SpA	248,717	21,898,318	0.4%
	Italgas SpA	3,498,389	20,740,753	0.4%
	Leonardo SpA	2,654,010	30,135,966	0.6%
	Other Securities		368,612,851	7.1%
	TOTAL ITALY		510,145,321	9.9%

	NETHERLANDS — (5.2%)
	Aalberts NV	673,240	28,351,353	0.6%
	Arcadis NV	526,995	22,041,187	0.4%
	ASR Nederland NV	586,184	26,438,938	0.5%
	BE Semiconductor Industries NV	392,853	42,606,537	0.8%
	Other Securities		163,354,507	3.2%
	TOTAL NETHERLANDS		282,792,522	5.5%

	NORWAY — (1.9%)
	Other Securities		103,927,251	2.0%

	PORTUGAL — (0.8%)
	Other Securities		46,372,889	0.9%

	SPAIN — (5.9%)
	Banco de Sabadell SA	36,362,876	41,924,548	0.8%
	Bankinter SA	4,245,482	26,129,953	0.5%
#	Enagas SA	1,457,648	28,648,041	0.6%
	Other Securities		221,770,126	4.3%
	TOTAL SPAIN		318,472,668	6.2%

	SWEDEN — (5.6%)
	Other Securities		306,422,220	5.9%

	SWITZERLAND — (17.9%)
	Allreal Holding AG	123,491	20,904,428	0.4%
	Belimo Holding AG	65,574	32,774,692	0.6%
	BKW AG	161,471	28,548,055	0.6%
	Bucher Industries AG	54,010	23,901,484	0.5%
*	Dufry AG	552,791	25,213,872	0.5%
	Flughafen Zurich AG	145,858	30,338,962	0.6%
Ω	Galenica AG	279,387	22,587,090	0.4%
	Georg Fischer AG	626,442	47,115,048	0.9%
	Helvetia Holding AG	262,788	35,616,795	0.7%
	PSP Swiss Property AG	337,750	37,739,167	0.7%

The Continental Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	Siegfried Holding AG	32,647	$26,996,147	0.5%
	Temenos AG	299,991	23,886,967	0.5%
Ω	VAT Group AG	71,846	29,759,617	0.6%
	Other Securities		582,823,989	11.3%
	TOTAL SWITZERLAND		968,206,313	18.8%

	UNITED STATES — (0.1%)
	Other Securities		3,235,695	0.1%
	TOTAL COMMON STOCKS		5,056,229,371	98.1%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		46,396,758	0.9%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		450,329	0.0%

	NETHERLANDS — (0.0%)
	Other Security		5,781	0.0%

	SPAIN — (0.0%)
	Other Security		259,922	0.0%

	TOTAL RIGHTS/WARRANTS		716,032	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $4,300,574,398)		5,103,342,161

			Value†
	SECURITIES LENDING COLLATERAL — (5.8%)
	@§ The DFA Short Term Investment Fund	27,268,890	315,391,981	6.1%
	TOTAL INVESTMENTS—(100.0%) (Cost $4,615,953,371)		$5,418,734,142	105.1%

The Continental Small Company Series

continued

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$173,464,807	—	$173,464,807
Belgium	$676,194	202,934,164	—	203,610,358
Denmark	—	362,001,954	—	362,001,954
Finland	—	268,164,125	—	268,164,125
France	—	601,460,506	—	601,460,506
Germany	—	719,921,990	—	719,921,990
Ireland	—	69,219,680	—	69,219,680
Israel	631,428	118,179,644	—	118,811,072
Italy	—	510,145,321	—	510,145,321
Netherlands	—	282,792,522	—	282,792,522
Norway	367,163	103,560,088	—	103,927,251
Portugal	—	46,372,889	—	46,372,889
Spain	—	318,472,668	—	318,472,668
Sweden	—	306,422,220	—	306,422,220
Switzerland	—	968,206,313	—	968,206,313
United States	—	3,235,695	—	3,235,695
Preferred Stocks
Germany	—	46,396,758	—	46,396,758
Rights/Warrants
Austria	—	450,329	—	450,329
Netherlands	—	5,781	—	5,781
Spain	—	259,922	—	259,922
Securities Lending Collateral	—	315,391,981	—	315,391,981
TOTAL	$1,674,785	$5,417,059,357	—	$5,418,734,142

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (88.4%)
COMMUNICATION SERVICES — (0.9%)
Other Securities		$13,196,409	1.0%
CONSUMER DISCRETIONARY — (4.8%)
*Aritzia, Inc.	490,659	13,622,523	1.1%
Linamar Corp.	252,633	13,276,701	1.0%
*Uni-Select, Inc.	241,584	8,580,130	0.7%
Other Securities		34,940,198	2.6%
TOTAL CONSUMER DISCRETIONARY		70,419,552	5.4%

CONSUMER STAPLES — (4.2%)
#Maple Leaf Foods, Inc.	453,624	8,861,890	0.7%
#Premium Brands Holdings Corp.	244,773	19,313,925	1.5%
Primo Water Corp	799,922	10,023,556	0.8%
Other Securities		23,630,536	1.8%
TOTAL CONSUMER STAPLES		61,829,907	4.8%

ENERGY — (21.5%)
#*Baytex Energy Corp.	2,700,011	8,804,716	0.7%
#Birchcliff Energy Ltd.	1,560,817	9,237,068	0.7%
Crescent Point Energy Corp	2,349,740	15,821,612	1.2%
Crescent Point Energy Corp	739,368	4,975,947	0.4%
#Enerplus Corp.	1,253,055	18,160,903	1.4%
Enerplus Corp.	28,353	410,268	0.0%
#Gibson Energy, Inc.	899,205	14,138,849	1.1%
*MEG Energy Corp.	1,420,274	22,514,251	1.7%
*NuVista Energy Ltd.	1,051,851	8,432,276	0.7%
Paramount Resources Ltd., Class A	487,473	10,597,644	0.8%
Parex Resources, Inc.	727,671	14,589,124	1.1%
Parkland Corp.	848,828	21,144,611	1.6%
#Peyto Exploration & Development Corp.	1,064,787	8,809,259	0.7%
#PrairieSky Royalty Ltd.	1,210,467	21,162,042	1.6%
Secure Energy Services, Inc.	1,829,933	8,757,708	0.7%
Vermilion Energy, Inc.	716,524	8,935,253	0.7%
Vermilion Energy, Inc.	233,451	2,906,465	0.2%
Whitecap Resources, Inc.	1,953,560	13,670,129	1.1%
Other Securities		99,383,414	7.7%
TOTAL ENERGY		312,451,539	24.1%

FINANCIALS — (8.2%)
Canadian Western Bank	499,325	9,317,467	0.7%
#CI Financial Corp.	1,010,158	11,468,410	0.9%
Element Fleet Management Corp.	945,377	14,400,987	1.1%
#Home Capital Group, Inc.	284,804	9,268,089	0.7%
#Laurentian Bank of Canada	330,400	8,245,347	0.7%
Onex Corp.	209,947	11,596,016	0.9%
Other Securities		55,284,239	4.2%
TOTAL FINANCIALS		119,580,555	9.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HEALTH CARE — (2.0%)
*Bausch Health Cos., Inc.	1,533,896	$12,271,168	1.0%
*Bausch Health Cos., Inc.	17,777	142,243	0.0%
Other Securities.		16,372,772	1.2%
TOTAL HEALTH CARE		28,786,183	2.2%

INDUSTRIALS — (13.7%)
*ATS Corp.	428,936	19,734,780	1.5%
*Bombardier, Inc., Class A	13,989	690,184	0.1%
*Bombardier, Inc., Class B	475,761	23,454,954	1.8%
Boyd Group Services, Inc.	118,616	22,630,831	1.7%
Finning International, Inc.	823,989	25,346,331	2.0%
Richelieu Hardware Ltd.	316,493	10,010,233	0.8%
Russel Metals, Inc.	354,503	9,820,917	0.8%
#SNC-Lavalin Group, Inc.	978,592	25,669,803	2.0%
Other Securities		61,328,414	4.6%
TOTAL INDUSTRIALS		198,686,447	15.3%

INFORMATION TECHNOLOGY — (3.1%)
# *BlackBerry Ltd.	2,152,506	11,903,358	0.9%
*Celestica, Inc.	584,405	8,483,192	0.7%
# *Lightspeed Commerce, Inc.	579,603	9,806,883	0.8%
Other Securities		15,244,852	1.1%
TOTAL INFORMATION TECHNOLOGY		45,438,285	3.5%

MATERIALS — (20.9%)
Alamos Gold, Inc., Class A	2,146,839	25,572,456	2.0%
Alamos Gold, Inc., Class A	31,783	378,853	0.0%
B2Gold Corp.	1,419,420	5,057,304	0.4%
B2Gold Corp.	4,573,000	16,325,610	1.3%
# *Capstone Copper Corp.	2,311,783	10,487,878	0.8%
Methanex Corp.	203,098	8,392,213	0.7%
Methanex Corp.	126,782	5,244,971	0.4%
Osisko Gold Royalties Ltd.	645,585	9,921,956	0.8%
Osisko Gold Royalties Ltd.	278,602	4,282,113	0.3%
#SSR Mining, Inc.	847,686	12,023,413	0.9%
#SSR Mining, Inc.	318,436	4,515,422	0.4%
Stella-Jones, Inc.	302,188	15,561,627	1.2%
Other Securities		185,815,302	14.2%
TOTAL MATERIALS		303,579,118	23.4%

REAL ESTATE — (2.8%)
Tricon Residential, Inc.	1,208,577	10,655,731	0.8%
Tricon Residential, Inc.	182,323	1,606,265	0.1%
Other Securities		28,668,939	2.3%
TOTAL REAL ESTATE		40,930,935	3.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

UTILITIES — (6.3%)
Atco Ltd., Class I	409,045	$12,177,947	0.9%
Boralex, Inc., Class A	505,030	13,750,845	1.1%
#Capital Power Corp.	687,087	21,835,337	1.7%
#TransAlta Corp.	1,716,689	16,068,650	1.2%
Other Securities		27,632,911	2.2%
TOTAL UTILITIES		91,465,690	7.1%

TOTAL COMMON STOCKS
(Cost $1,129,333,912)		1,286,364,620	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (11.6%)
@§The DFA Short Term Investment Fund	14,526,048	168,008,274	13.0%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,297,338,587)		$1,454,372,894	112.2%

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,813,505	$3,382,904	—	$13,196,409
Consumer Discretionary	70,419,552	—	—	70,419,552
Consumer Staples	61,829,907	—	—	61,829,907
Energy	312,451,539	—	—	312,451,539
Financials	119,451,187	129,368	—	119,580,555
Health Care	28,772,374	13,809	—	28,786,183
Industrials	198,686,447	—	—	198,686,447
Information Technology	45,438,285	—	—	45,438,285
Materials	303,579,118	—	—	303,579,118
Real Estate	40,930,935	—	—	40,930,935
Utilities	91,465,690	—	—	91,465,690
Securities Lending Collateral	—	168,008,274	—	168,008,274
TOTAL	$1,282,838,539	$171,534,355	—	$1,454,372,894

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

OCTOBER 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%
TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%
TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%
TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%
TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
#Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
#Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
OSG Corp.	526,900	$6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%
Other Securities		610,194,505	24.1%
TOTAL INDUSTRIALS		720,093,537	28.6%

INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%
TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%
TOTAL MATERIALS		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%
TOTAL UTILITIES		42,286,985	1.7%

TOTAL COMMON STOCKS
(Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,909,692,756)		$2,548,546,479	101.1%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021
TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

OCTOBER 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*AMP Ltd.	12,919,775	$10,418,866	0.9%
#Ansell Ltd.	667,221	12,045,403	1.0%
#ARB Corp. Ltd.	515,315	9,567,925	0.8%
AUB Group Ltd.	762,060	10,083,242	0.9%
Bapcor Ltd.	2,227,045	9,417,379	0.8%
Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#Breville Group Ltd.	652,020	8,261,901	0.7%
Brickworks Ltd.	469,394	6,646,000	0.6%
#Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
CSR Ltd.	3,109,441	9,211,011	0.8%
Downer EDI Ltd.	3,274,403	9,410,422	0.8%
Eagers Automotive Ltd.	941,185	7,461,464	0.6%
Elders Ltd.	1,009,369	8,415,415	0.7%
# *Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
Healius Ltd.	3,665,521	8,029,741	0.7%
HUB24 Ltd.	461,678	7,485,853	0.6%
#Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
IPH Ltd.	1,331,405	8,467,477	0.7%
IRESS Ltd.	1,215,703	7,890,780	0.7%
Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
Metcash Ltd.	2,899,744	7,612,203	0.6%
#New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
nib holdings Ltd.	2,992,914	12,806,819	1.1%
Nufarm Ltd.	2,098,872	7,480,120	0.6%
# *Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
Orora Ltd.	5,992,474	11,628,555	1.0%
# *Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
Premier Investments Ltd.	410,666	6,576,580	0.6%
Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
Sims Ltd.	1,106,977	8,654,727	0.7%
*Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
# *Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
Technology One Ltd.	1,296,361	9,972,913	0.8%
ΩViva Energy Group Ltd.	3,776,327	6,854,919	0.6%
# *Webjet Ltd.	2,329,981	7,868,307	0.7%
Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
Other Securities		417,169,018	34.7%
TOTAL AUSTRALIA		778,195,678	65.2%

CHINA — (0.1%)
Other Securities		1,050,669	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

HONG KONG — (18.7%)
ASMPT Ltd.	1,590,200	$8,746,899	0.7%
Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
VTech Holdings Ltd.	1,292,000	6,877,585	0.6%
Other Securities		195,738,785	16.4%
TOTAL HONG KONG		225,436,402	18.9%

NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
*SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%
TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%
TOTAL SINGAPORE		130,859,243	10.9%
TOTAL COMMON STOCKS		1,190,521,988	99.7%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%
HONG KONG — (0.0%)
Other Security		5,255	0.0%
TOTAL RIGHTS/WARRANTS.		26,574	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,557,108,416)		$1,207,853,135	101.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946	$778,195,678
China	—	1,050,669	—	1,050,669
Hong Kong	—	224,321,261	1,115,141	225,436,402
New Zealand	—	54,979,996	—	54,979,996
Singapore	637,539	129,841,227	380,477	130,859,243
Rights/Warrants
Australia	—	21,319	—	21,319
Hong Kong	—	5,255	—	5,255
Securities Lending Collateral	—	17,304,573	—	17,304,573
TOTAL	$645,623	$1,205,320,948	$ 1,886,564^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

OCTOBER 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (3.6%)
Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
Other Securities		33,354,764	2.9%
TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

CONSUMER DISCRETIONARY — (16.3%)
Bellway PLC	429,828	9,141,218	0.8%
*Frasers Group PLC	1,220,486	9,056,198	0.8%
Games Workshop Group PLC	176,198	12,933,595	1.1%
Greggs PLC	604,556	14,014,474	1.2%
Inchcape PLC	2,415,336	20,604,988	1.8%
Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*Playtech PLC	1,947,421	11,571,872	1.0%
#Vistry Group PLC	1,228,992	8,503,987	0.7%
Other Securities		98,610,384	8.4%
TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

CONSUMER STAPLES — (7.0%)
Britvic PLC	1,626,728	13,586,475	1.2%
Cranswick PLC	365,093	12,464,969	1.1%
*Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
Tate & Lyle PLC	2,060,165	16,553,803	1.4%
Other Securities		31,665,598	2.6%
TOTAL CONSUMER STAPLES		83,434,553	7.1%

ENERGY — (4.2%)
*Capricorn Energy PLC	4,040,365	11,477,115	1.0%
Other Securities		38,574,608	3.3%
TOTAL ENERGY		50,051,723	4.3%

FINANCIALS — (18.4%)
Beazley PLC	3,081,626	22,100,836	1.9%
Close Brothers Group PLC	898,617	10,123,897	0.9%
Hiscox Ltd.	1,420,362	14,632,152	1.2%
Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
Man Group PLC	7,662,342	19,060,892	1.6%
OSB Group PLC	2,135,454	10,176,648	0.9%
Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
Plus500 Ltd.	525,338	10,868,092	0.9%
ΩQuilter PLC	8,070,566	8,945,685	0.8%
TP ICAP Group PLC	4,137,686	8,726,393	0.7%
Virgin Money UK PLC	6,368,888	9,926,426	0.8%
Other Securities		86,017,639	7.5%
TOTAL FINANCIALS		219,519,301	18.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

HEALTH CARE — (4.9%)
CVS Group PLC	413,530	$8,938,783	0.8%
Indivior PLC	771,895	14,621,023	1.2%
#Mediclinic International PLC	2,400,508	13,655,822	1.2%
Other Securities		20,957,862	1.8%
TOTAL HEALTH CARE		58,173,490	5.0%

INDUSTRIALS — (22.3%)
*Babcock International Group PLC	2,860,700	9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%
TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%
TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%
TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%
TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%
TOTAL UTILITIES		49,766,471	4.3%
TOTAL COMMON STOCKS
(Cost $1,400,292,665)		1,160,537,010	99.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,429,768,069)		$1,190,004,930	101.9%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,016	$43,176,934	—	$43,199,950
Consumer Discretionary	—	194,388,958	$109,146	194,498,104
Consumer Staples	—	83,434,553	—	83,434,553
Energy	—	50,051,723	—	50,051,723
Financials	—	219,518,781	520	219,519,301
Health Care	—	58,167,401	6,089	58,173,490
Industrials	160,252	264,779,526	—	264,939,778
Information Technology	—	100,661,006	—	100,661,006
Materials	—	60,975,335	—	60,975,335
Real Estate	—	35,317,299	—	35,317,299
Utilities	—	49,766,471	—	49,766,471
Securities Lending Collateral	—	29,467,920	—	29,467,920
TOTAL	$183,268	$1,189,705,907	$115,755^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

OCTOBER 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (93.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	444,373	$20,652,912	0.5%
ΩBAWAG Group AG	344,403	16,626,330	0.4%
Other Securities		104,285,328	2.4%
TOTAL AUSTRIA		141,564,570	3.3%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	172,739	24,066,242	0.6%
D’ieteren Group	122,666	20,415,062	0.5%
Euronav NV	1,306,429	22,776,000	0.5%
Other Securities		132,956,790	3.0%
TOTAL BELGIUM		200,214,094	4.6%

DENMARK — (6.2%)
# *ISS AS	927,711	17,037,438	0.4%
*Jyske Bank AS	445,581	24,047,629	0.6%
Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
Royal Unibrew AS	312,072	17,826,861	0.4%
Topdanmark AS	367,737	16,972,205	0.4%
Other Securities		187,427,684	4.2%
TOTAL DENMARK		284,839,811	6.5%

FINLAND — (5.3%)
Huhtamaki Oyj	643,085	23,112,067	0.5%
Orion Oyj, Class B	676,382	31,125,885	0.7%
Valmet Oyj	1,002,259	22,794,608	0.5%
Other Securities		164,215,005	3.8%
TOTAL FINLAND		241,247,565	5.5%

FRANCE — (10.4%)
Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
Nexans SA	198,522	18,537,701	0.4%
Rexel SA	1,687,054	30,105,974	0.7%
*SOITEC	136,660	17,498,496	0.4%
SPIE SA	887,677	20,765,906	0.5%
Other Securities		368,603,169	8.5%
TOTAL FRANCE		474,261,640	10.9%

GERMANY — (13.4%)
*Aareal Bank AG	523,741	16,561,936	0.4%
Aurubis AG	287,683	18,152,871	0.4%
Freenet AG	962,168	18,912,546	0.4%
Hugo Boss AG	426,713	19,653,270	0.5%
K&S AG	1,269,799	28,035,878	0.7%
Lanxess AG	577,941	19,544,674	0.5%
Rheinmetall AG	186,043	30,241,593	0.7%
Other Securities		460,058,281	10.5%
TOTAL GERMANY		611,161,049	14.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

IRELAND — (1.5%)
Bank of Ireland Group PLC	5,945,531	$42,811,519	1.0%
Other Securities		24,848,912	0.6%
TOTAL IRELAND		67,660,431	1.6%

ISRAEL — (3.6%)
Other Securities		162,740,149	3.7%

ITALY — (8.4%)
Banco BPM SpA	10,252,032	31,017,683	0.7%
Italgas SpA	3,535,826	18,217,452	0.4%
Leonardo SpA	2,965,480	23,824,938	0.6%
Other Securities		310,831,433	7.1%
TOTAL ITALY		383,891,506	8.8%

NETHERLANDS — (5.6%)
Aalberts NV	686,131	23,803,028	0.6%
Arcadis NV	533,103	18,091,946	0.4%
ASR Nederland NV	672,922	29,630,688	0.7%
BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#OCI NV	554,235	21,198,317	0.5%
ΩSignify NV	711,679	19,717,182	0.5%
Other Securities		123,236,655	2.7%
TOTAL NETHERLANDS		256,339,951	5.9%

NORWAY — (2.4%)
Other Securities		111,438,926	2.6%

PORTUGAL — (1.0%)
Other Securities		43,915,237	1.0%

SPAIN — (5.7%)
Banco de Sabadell SA	36,362,876	28,610,453	0.7%
Bankinter SA	4,326,671	26,171,851	0.6%
#Enagas SA	1,457,648	23,663,312	0.5%
Other Securities		184,347,363	4.2%
TOTAL SPAIN		262,792,979	6.0%

SWEDEN — (5.9%)
Other Securities		270,528,558	6.2%

SWITZERLAND — (16.5%)
Allreal Holding AG	125,251	17,941,765	0.4%
Belimo Holding AG	65,574	26,708,771	0.6%
BKW AG	163,805	19,109,935	0.4%
Bucher Industries AG	54,335	18,319,886	0.4%
Clariant AG	1,125,574	18,088,884	0.4%
DKSH Holding AG	235,948	17,021,421	0.4%
*Flughafen Zurich AG	147,702	22,913,924	0.5%
Georg Fischer AG	630,511	34,920,705	0.8%
Helvetia Holding AG	266,750	26,488,894	0.6%
PSP Swiss Property AG	340,600	36,386,222	0.8%
Siegfried Holding AG	32,909	19,590,005	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

SWITZERLAND — (Continued)
ΩVAT Group AG	114,674	$26,180,212	0.6%
Other Securities		470,666,378	11.0%
TOTAL SWITZERLAND		754,337,002	17.4%

UNITED STATES — (0.3%)
Other Securities		12,849,060	0.3%

TOTAL COMMON STOCKS		4,279,782,528	98.4%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		33,294,751	0.8%
TOTAL INVESTMENT SECURITIES
(Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $4,655,611,905)		$4,569,597,678	105.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$376,173	$141,188,397	—	$141,564,570
Belgium	792,151	199,421,943	—	200,214,094
Denmark	—	284,839,811	—	284,839,811
Finland	—	241,247,565	—	241,247,565
France	127,704	474,099,006	$34,930	474,261,640
Germany	—	611,161,049	—	611,161,049
Ireland	—	67,660,431	—	67,660,431
Israel	585,758	162,154,391	—	162,740,149
Italy	—	383,891,506	—	383,891,506
Netherlands	—	256,339,951	—	256,339,951
Norway	239,412	111,199,514	—	111,438,926
Portugal	—	43,915,237	—	43,915,237
Spain	—	262,792,979	—	262,792,979
Sweden	704,204	269,824,354	—	270,528,558
Switzerland	—	754,337,002	—	754,337,002
United States	5,487,656	7,361,404	—	12,849,060
Preferred Stocks
Germany	—	33,294,751	—	33,294,751
Securities Lending Collateral	—	256,520,399	—	256,520,399
TOTAL	$8,313,058	$4,561,249,690	$ 34,930^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

OCTOBER 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*Aritzia, Inc.	461,040	17,881,861	1.5%
Linamar Corp.	255,634	10,941,402	0.9%
Other Securities		38,001,319	3.1%
TOTAL CONSUMER DISCRETIONARY		66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#North West Co., Inc	291,156	7,576,232	0.6%
#Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
Primo Water Corp.	93,425	1,363,071	0.1%
Primo Water Corp.	799,922	11,661,064	1.0%
Other Securities		25,055,883	2.1%
TOTAL CONSUMER STAPLES		59,075,300	4.9%

ENERGY — (24.7%)
*Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*Baytex Energy Corp	2,341,875	12,720,575	1.0%
#Birchcliff Energy Ltd	1,610,417	12,518,307	1.0%
#Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#Enerplus Corp.	1,294,755	22,448,059	1.9%
Enerplus Corp.	28,353	490,790	0.0%
#Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*MEG Energy Corp.	2,167,763	32,412,620	2.7%
*NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
Parex Resources, Inc.	774,607	11,815,124	1.0%
Parkland Corp.	836,660	16,913,140	1.4%
#Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#Vermilion Energy, Inc.	716,524	16,719,858	1.4%
Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
Other Securities		81,074,025	6.7%
TOTAL ENERGY		348,385,483	28.7%

FINANCIALS — (8.0%)
#Canadian Western Bank	498,863	8,678,426	0.7%
CI Financial Corp.	1,010,158	10,113,814	0.8%
#Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#Laurentian Bank of Canada	370,975	8,278,078	0.7%
Other Securities		56,710,772	4.7%
TOTAL FINANCIALS		112,828,924	9.3%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡

HEALTH CARE — (1.3%)
Other Securities		$18,737,939	1.5%

INDUSTRIALS — (9.4%)
*ATS Automation Tooling Systems, Inc.	416,536	13,177,745	1.1%
#*Bombardier, Inc., Class A	13,989	415,455	0.0%
#*Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#Boyd Group Services, Inc.	87,102	12,394,461	1.0%
Finning International, Inc.	809,489	17,213,562	1.4%
Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#Russel Metals, Inc.	345,023	7,146,878	0.6%
#SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
Other Securities		46,315,708	3.8%
TOTAL INDUSTRIALS		133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
Alamos Gold, Inc., Class A	23,683	186,859	0.0%
B2Gold Corp.	523,630	1,598,929	0.1%
B2Gold Corp.	4,206,445	12,913,786	1.1%
Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#Methanex Corp.	214,217	7,476,800	0.6%
#Methanex Corp.	126,782	4,423,424	0.4%
Pan American Silver Corp.	30,283	483,470	0.0%
#Pan American Silver Corp.	807,720	12,907,366	1.1%
#SSR Mining, Inc.	847,686	11,672,908	1.0%
SSR Mining, Inc.	262,936	3,628,517	0.3%
#Stella-Jones, Inc.	312,231	9,403,485	0.8%
Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
Yamana Gold, Inc.	588,814	2,579,005	0.2%
Other Securities		166,659,300	13.6%
TOTAL MATERIALS		289,208,446	23.8%

REAL ESTATE — (2.3%)
#Altus Group Ltd.	244,093	8,673,647	0.7%
#Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
Tricon Residential, Inc.	103,827	875,262	0.1%
Other Securities		12,011,086	1.0%
TOTAL REAL ESTATE		31,699,792	2.6%

UTILITIES — (6.9%)
#Atco Ltd., Class I	397,742	12,349,607	1.0%
#Boralex, Inc., Class A	499,461	14,162,424	1.2%
#Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
#Capital Power Corp.	724,520	24,250,825	2.0%
#Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UTILITIES — (Continued)
TransAlta Corp.	1,758,255	$15,487,254	1.3%
Other Securities		14,633,883	1.2%
TOTAL UTILITIES		97,998,403	8.1%
TOTAL COMMON STOCKS
(Cost $1,129,103,652)		1,212,935,722	99.8%
TOTAL INVESTMENT SECURITIES
(Cost $1,129,103,652)		1,212,935,722

		Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@§ The DFA Short Term Investment Fund	17,275,482	$199,721,843	16.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,328,909,530)		$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843
TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023

(Unaudited)

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $177,961, $74,527, $8,161, $293,770 and $163,463 of securities on loan, respectively)	$2,865,480	$1,263,662	$1,334,243	$5,103,342	$1,286,365
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $65,124, $10,245, $8,745, $315,379 and $168,005, respectively)	65,124	10,245	8,745	315,392	168,008
Foreign Currencies at Value	15,410	2,356	101	13,005	578
Cash	6,638	3,353	2,092	10,170	1,902
Receivables:
Investment Securities Sold	2,741	921	1,082	2,774	275
Dividends, Interest and Tax Reclaims	5,563	3,031	6,126	39,651	7,704
Securities Lending Income	187	216	31	460	141
Prepaid Expenses and Other Assets	4	3	2	7	1
Total Assets	2,961,147	1,283,787	1,352,422	5,484,801	1,464,974
LIABILITIES:
Payables:
Upon Return of Securities Loaned	65,176	13,509	8,748	325,249	168,093
Investment Securities Purchased	8,415	42	1,074	5,131	115
Due to Advisor	237	104	111	421	106
Unrealized Loss on Foreign Currency Contracts	3	—	—	—	—
Accrued Expenses and Other Liabilities	179	112	71	359	41
Total Liabilities	74,010	13,767	10,004	331,160	168,355
NET ASSETS	$2,887,137	$1,270,020	$1,342,418	$5,153,641	$1,296,619
Investment Securities at Cost	$2,743,323	$1,491,561	$1,329,982	$4,300,574	$1,129,334
Foreign Currencies at Cost	$15,387	$2,349	$99	$13,110	$578

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $134,496, $112,812, $27,667, $232,134 and $211,169 of securities on loan, respectively)	$2,493,001	$1,190,549	$1,160,537	$4,313,078	$1,212,936
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $55,564, $17,312, $29,475, $256,622 and $199,806)	55,545	17,305	29,468	256,520	199,722
Foreign Currencies at Value	174	1,718	1,035	1,400	1,520
Cash	975	210	8	526	—
Receivables:
Investment Securities Sold	4,450	126	1,867	14,246	22,504
Dividends, Interest and Tax Reclaims	23,051	1,315	5,013	28,879	719
Securities Lending Income	164	337	20	375	166
Unrealized Gain on Foreign Currency Contracts	4	5	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	1
Total Assets	2,577,364	1,211,565	1,197,948	4,615,024	1,437,568
LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	122
Upon Return of Securities Loaned	56,630	17,192	29,920	267,759	222,227
Investment Securities Purchased	—	148	—	—	—
Due to Advisor	215	102	96	354	100
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	176	102	85	338	59
Total Liabilities	57,021	17,544	30,101	268,461	222,508
NET ASSETS	$2,520,343	$1,194,021	$1,167,847	$4,346,563	$1,215,060
Investments Securities at Cost	$2,854,129	$1,539,797	$1,400,293	$4,398,990	$1,129,104
Foreign Currencies at Cost	$175	$1,705	$1,040	$1,406	$1,516

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,447, $724, $332, $22,430 and $5,523 respectively)	$76,219	$63,499	$63,674	$154,725	$39,740
Non Cash Income
Income from Securities Lending	1,562	4,162	102	5,905	1,683
Total Investment Income	77,781	67,661	63,776	160,630	41,423
Expenses
Investment Management Fees	2,900	1,555	1,523	5,401	1,333
Accounting & Transfer Agent Fees	—	4	—	8	7
Custodian Fees	419	272	106	1,013	76
Shareholders’ Reports	18	17	17	21	17
Directors’/Trustees’ Fees & Expenses	13	7	6	21	6
Professional Fees	39	19	20	144	14
Other	93	49	49	180	37
Total Expenses	3,482	1,923	1,721	6,788	1,490
Fees Paid Indirectly (Note C)	23	5	12	29	9
Net Expenses	3,459	1,918	1,721	6,759	1,481
Net Investment Income (Loss)	74,322	65,743	62,067	153,871	39,942
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	5,574	33,519	(4,763)	53,125	84,639
Affiliated Investment Companies Shares Sold	(8)	(10)	(3)	(59)	(66)
Futures	—	349	—	—	27
Foreign Currency Transactions	(5,554)	(731)	(1,687)	(2,690)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(862,888)	(565,107)	(665,322)	(2,054,707)	(295,189)
Affiliated Investment Companies Shares	(32)	(12)	(11)	(130)	(101)
Translation of Foreign Currency Denominated Amounts	(284)	(8)	(66)	(3,148)	(9)
Net Realized and Unrealized Gain (Loss)	(863,192)	(532,000)	(671,852)	(2,007,609)	(210,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(788,870)	$(466,257)	$(609,785)	$(1,853,738)	$(170,858)

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,322	$67,580
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,574	106,212
Affiliated Investment Companies Shares Sold	(8)	4
Foreign Currency Transactions	(5,554)	(32)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(862,888)	204,124
Affiliated Investment Companies Shares	(32)	(6)
Translation of Foreign Currency-Denominated Amounts	(284)	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	(788,870)	377,225
Transactions in Interest:
Contributions	112,114	441,236
Withdrawals	(219,045)	(345,470)
Net Increase (Decrease) from Transactions in Interest	(106,931)	95,766
Total Increase (Decrease) in Net Assets	(895,801)	472,991
Net Assets
Beginning of Year	3,416,144	2,943,153
End of Year	$2,520,343	$3,416,144

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,743	$62,661	$62,067	$43,588
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	33,519	188,465	(4,763)	99,258
Affiliated Investment Companies Shares Sold	(10)	(3)	(3)	1
Futures	349	—	—	(120)
Foreign Currency Transactions	(731)	(238)	(1,687)	291
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(565,107)	322,334	(665,322)	602,698
Affiliated Investment Companies Shares	(12)	(1)	(11)	(3)
Translation of Foreign Currency-Denominated Amounts	(8)	8	(66)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	(466,257)	573,226	(609,785)	745,738
Transactions in Interest:
Contributions	49,404	105,831	38,338	46,399
Withdrawals	(212,093)	(383,104)	(157,982)	(370,643)
Net Increase (Decrease) from Transactions in Interest	(162,689)	(277,273)	(119,644)	(324,244)
Total Increase (Decrease) in Net Assets	(628,946)	295,953	(729,429)	421,494
Net Assets
Beginning of Year	1,822,967	1,527,014	$1,897,276	1,475,782
End of Year	$1,194,021	$1,822,967	$1,167,847	$1,897,276

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,871	$125,991	$39,942	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	53,125	392,015	84,639	167,819
Affiliated Investment Companies Shares Sold	(59)	2	(66)	(11)
Futures	—	—	27	42
Foreign Currency Transactions	(2,690)	(1,344)	(101)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,054,707)	1,753,296	(295,189)	390,372
Affiliated Investment Companies Shares	(130)	(21)	(101)	(6)
Translation of Foreign Currency-Denominated Amounts	(3,148)	(445)	(9)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,853,738)	2,269,494	(170,858)	583,578
Transactions in Interest:
Contributions	179,167	513,046	51,681	164,451
Withdrawals	(517,971)	(845,380)	(117,171)	(267,504)
Net Increase (Decrease) from Transactions in Interest	(338,804)	(332,334)	(65,490)	(103,053)
Total Increase (Decrease) in Net Assets	(2,192,542)	1,937,160	(236,348)	480,525
Net Assets
Beginning of Year	6,539,105	4,601,945	1,451,408	970,883
End of Year	$4,346,563	$6,539,105	$1,215,060	$1,451,408

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(23.60)%	13.08%	(1.93)%	4.47%	(7.46)%	(26.65)%	38.31%	0.14%	5.27%	(8.14)%
Net Assets, End of Year (thousands)	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.11%	2.13%	2.32%	1.90%	4.23%	3.42%	4.21%	4.11%	3.96%
Portfolio Turnover Rate	11%	11%	5%	12%	17%	19%	19%	18%	18%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(33.34)%	51.93%	(14.87)%	10.67%	(8.90)%	(29.07)%	51.24%	(2.23)%	8.43%	(10.78)%
Net Assets, End of Year (thousands)	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.11%	0.11%	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.12%	0.11%	0.13%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.07%	2.27%	2.38%	3.43%	3.23%	2.85%	2.11%	2.15%	2.74%	2.51%
Portfolio Turnover Rate	14%	12%	9%	18%	14%	11%	17%	8%	17%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Total Return	(12.52)%	59.72%	6.02%	1.00%	(10.44)%
Net Assets, End of Year (thousands)	$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

• Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$23
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	12
The Continental Small Company Series	29
The Canadian Small Company Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$35
The Asia Pacific Small Company Series	16
The United Kingdom Small Company Series	23
The Continental Small Company Series	25
The Canadian Small Company Series	7

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$321,472	$359,611
The Asia Pacific Small Company Series	291,315	329,566
The United Kingdom Small Company Series	224,491	206,460
The Continental Small Company Series	577,020	760,337
The Canadian Small Company Series	206,110	202,538

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

				Net	Change in		Shares
	Balance at			Realized	Unrealized	Balance at	as of
	October 31,	Purchases	Proceeds	Gain/(Loss)	Appreciation/	October 31,	October 31,	Dividend	Capital Gain
	2021	at Cost	from Sales	on Sales	Depreciation	2022	2022	Income	Distributions

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—
Total	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—
Total	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—
Total	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—
Total	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

The Canadian Small Company
The DFA Short Term Investment Fund	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—
Total	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,969,111	$334,789	$(755,354)	$(420,565)
The Asia Pacific Small Company Series	1,584,563	177,560	(554,270)	(376,710)
The United Kingdom Small Company Series	1,439,003	187,762	(436,759)	(248,997)
The Continental Small Company Series	4,686,399	958,768	(1,075,569)	(116,801)
The Canadian Small Company Series	1,365,752	287,544	(240,639)	46,905

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
The Canadian Small Company Series	$734

*    Average Notional Value of contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$349	$349	*
The Canadian Small Company Series	27	27	*

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023 with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number	Interest	Maximum Amount	Outstanding
	Average	Average	of Days	Expense	Borrowed During	Borrowings as
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	of 10/31/2022
The Japanese Small Company Series	1.72%	$1,701	18	$2	$11,233	—
The Asia Pacific Small Company Series	2.09%	862	48	3	15,068	—
The United Kingdom Small Company Series	1.03%	913	27	1	3,521	—
The Continental Small Company Series	2.20%	3,006	30	7	11,952	—
The Canadian Small Company Series	1.04%	89	14	—	428	—
*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2022, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Series	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$42,494	$31,791	$(2,373)
The Asia Pacific Small Company Series	14,105	30,116	2,231
The United Kingdom Small Company Series	32,010	19,557	3,055
The Continental Small Company Series	31,836	62,380	12,864
The Canadian Small Company Series	24,127	33,685	10,646

J. Securities Lending:

As of October 31, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market Value
The Japanese Small Company Series	$86,329
The Asia Pacific Small Company Series	102,694
The Continental Small Company Series	217
The Canadian Small Company Series	22,524

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2022
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$56,630	—	—	—	$56,630
The Asia Pacific Small Company Series
Common Stocks	17,192	—	—	—	17,192
The United Kingdom Small Company Series
Common Stocks	29,920	—	—	—	29,920
The Continental Small Company Series
Common Stocks, Rights/Warrants	267,759	—	—	—	267,759
The Canadian Small Company Series
Common Stocks, Rights/Warrants	222,227	—	—	—	222,227

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (!ETF Trust!), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

				Portfolios	Other Directorships
				within the DFA	of Public Companies
Name, Address and		Term of Office[1] and	Principal Occupation During	Fund Complex[2]	Held During Past
Year of Birth	Position	Length of Service	Past 5 Years	Overseen	5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); Director, REAN Cloud (technology) (2015- 2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEMSince 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supplychain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co- Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None
[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since 2001	Vice President and Assistant Secretary of
1967	Assistant Secretary		• all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC
Ryan P. Buechner	Vice President and	Since 2019	Vice President and Assistant Secretary of
1982	Assistant Secretary		• DFAIDG, DIG, DFAITC and DEM (since 2019)
• Dimensional ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Stephen A. Clark	Executive Vice	Since 2017	Executive Vice President of
1972	President		• all the DFA Entities (since 2017)
• Dimensional ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
Chairman (since 2018) of
• Dimensional Fund Advisors Canada ULC President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC Vice President (since 2008) and
Director (since 2016) of
• DFA Australia Limited Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited Vice President of
• Dimensional Advisors Ltd. (since 2016)
• Dimensional Hong Kong Limited (since 2016)
• Dimensional Fund Advisors Pte. Ltd. (since 2019) Formerly, Director (2016-2021) of
• Dimensional Fund Advisors Ltd. Formerly, Vice President (2004 – 2017) of
• all the DFA Entities
Formerly, Vice President (2010 – 2016) of
• Dimensional Fund Advisors Canada ULC Formerly, Vice President (2016-2019) of
• Dimensional Fund Advisors Pte. Ltd. Formerly, Interim Chief Executive Officer
(2019-2020) of
• Dimensional Fund Advisors Pte. Ltd.
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global
Institutional Services (2014-2018) for
• Dimensional Fund Advisors LP

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of
1972			• the DFA Fund Complex
Executive Vice President (since January 2020)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Chief Operating Officer (since December 2019)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Vice President (since 2020) of
• DFA Australia Limited
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Ireland Limited
• Dimensional Japan Ltd.
Formerly, Vice President, Chief Financial Officer, and Treasurer
(June 2020 – June 2021) of
• the DFA Fund Complex
Formerly, Senior Vice President, Business Operations
(March 2019 – October 2019) at
• Delphix Inc.
Formerly, Chief Operating Officer Global Technology & Operations, Managing
Director (2014 – 2018) of
• BlackRock Inc.
Bernard J. Grzelak	Vice President	Since June 2021	Vice President (since June 2021) of
1971			• the DFA Fund Complex
Vice President, Chief Financial Officer and Treasurer (since September
2020) of
• DFA Australia Limited
• Dimensional Fund Advisors Canada ULC
• DFA Securities LLC
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors LP
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Holdings Inc.
• Dimensional Hong Kong Limited
• Dimensional Investment LLC
Vice President (since March 2021) of
• Dimensional Ireland Limited
Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and
Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of
Fund Administration (2003 – 2016) of
• Lord Abbett & Co. LLC
Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of
• Lord Abbett Family of Funds

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Eric Hall	Vice President and	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer		• the DFA Fund Complex
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer
(March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Jeff J. Jeon	Vice President	Since 2004	Vice President (since 2004) of
1973			• all the DFA Entities Vice President (since 2020) of
• Dimensional ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd. Formerly, Assistant Secretary
(2017-2019) of
• all the DFA Entities
Joy Lopez	Vice President and	Vice President	Vice President of
1971	Assistant Treasurer	since 2015 and	• all the DFA Entities (since 2015)
		Assistant Treasurer	• Dimensional Fund Advisors Ltd. (since 2015)
		since 2017	• Dimensional ETF Trust (since 2020)
• DFA Australia Limited (since 2020)
• Dimensional Fund Advisors Canada ULC (since 2020)
• Dimensional Ireland Limited (since 2020)
Assistant Treasurer of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
Kenneth M. Manell	Vice President	Since 2010	Vice President of
1972			• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional ETF Trust (since 2020)
Jan Miller	Vice President, Chief	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
1963	Financial Officer, and		• the DFA Fund Complex
	Treasurer		Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Catherine L. Newell	President and General	President since	President of
1964	Counsel	2017 and General	• DFAIDG, DIG, DFAITC and DEM (since 2017)
		Counsel since 2001	• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)
Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC
Secretary of
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc. (since 2006)
• DFA Securities LLC (since 2006)
• Dimensional Investment LLC (since 2009)
Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• DFA Canada LLC (since 2009)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2014)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Vice President and Assistant Secretary (since 2012) of
• Dimensional Hong Kong
Limited Director of
• Dimensional Australia Limited (since 2007)
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2018)
Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• DFAIDG, DIG, DFAITC and DEM
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017) Formerly, Director (2002 – 2021) of
• Dimensional Fund Advisors Ltd.

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz	Vice President	Since September	Vice President (since September 2021) of
1961		2021	• the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited
Carolyn L. O	Vice President and	Vice President	Vice President and Secretary of
1974	Secretary	since 2010 and	• DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)
		Secretary since	• Dimensional ETF Trust (since 2020)
		2017	Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of
• DFA Securities LLC
Randy C. Olson	Chief Compliance	Since 2020	Chief Compliance Officer (since 2020)
1980	Officer		• the DFA Fund Complex
• Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August
2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)
James J. Taylor	Vice President and	Since 2020	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer		• the DFA Fund Complex Vice President
• Dimensional Holdings Inc. (since 2016)
• Dimensional Fund Advisors LP (since 2016)
• Dimensional Investment LLC (since 2016)
• DFA Securities LLC (since 2016)
• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100,

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the SA Funds. It is not authorized for distribution to prospective investors in the SA Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the SA Funds’ objectives and policies, experience of its management, and other information.

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was not revised.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2023, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.

For the fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $197,500 and $182,500 respectively.

(b) Audit-Related Fees.

For the fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2023 and June 30, 2022, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.

For the fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $42,000 and $39,500, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2023 and June 30, 2022, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $7,500 and $5,900, respectively.

For the twelve month periods ended June 30, 2023 and June 30, 2022, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2023 and June 30, 2022, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2023 and June 30, 2022, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

The Japanese Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$65,675,493	2.3%
CONSUMER DISCRETIONARY — (14.0%)
Resorttrust, Inc.	514,664	7,638,598	0.3%
Other Securities		403,310,717	13.9%
TOTAL CONSUMER DISCRETIONARY		410,949,315	14.2%
CONSUMER STAPLES — (7.7%)
Nissui Corp.	1,771,500	7,956,137	0.3%
# Pigeon Corp.	612,825	8,460,104	0.3%
Other Securities		210,336,697	7.3%
TOTAL CONSUMER STAPLES		226,752,938	7.9%
ENERGY — (0.7%)
Other Securities		21,323,889	0.7%
FINANCIALS — (8.6%)
Gunma Bank Ltd.	2,072,540	7,602,979	0.3%
Hachijuni Bank Ltd.	1,680,741	7,300,758	0.3%
Hirogin Holdings, Inc.	1,509,400	8,562,190	0.3%
Iyogin Holdings, Inc.	1,256,518	7,063,789	0.3%
Kyushu Financial Group, Inc.	1,975,137	8,343,924	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	8,310,924	0.3%
Other Securities		204,394,767	6.9%
TOTAL FINANCIALS		251,579,331	8.7%
HEALTH CARE — (4.7%)
Jeol Ltd.	233,500	8,335,755	0.3%
Nakanishi, Inc.	341,900	7,571,287	0.3%
Other Securities		122,488,213	4.2%
TOTAL HEALTH CARE		138,395,255	4.8%
INDUSTRIALS — (28.8%)
Daiseki Co. Ltd.	286,755	8,107,041	0.3%
# DMG Mori Co. Ltd.	731,800	12,722,253	0.4%
EXEO Group, Inc.	487,700	9,796,027	0.3%
Furukawa Electric Co. Ltd.	418,600	7,403,249	0.3%
GS Yuasa Corp.	393,683	7,723,408	0.3%
# Hazama Ando Corp.	1,150,400	8,604,531	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,284,899	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,055,131	0.3%
Meitec Corp.	478,200	8,251,271	0.3%
Mirait One Corp.	565,135	7,113,722	0.3%
Nagase & Co. Ltd.	584,600	9,735,135	0.3%
Nichias Corp.	378,700	7,893,068	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,392,695	0.3%
# Nisshinbo Holdings, Inc.	843,080	6,991,610	0.2%
OKUMA Corp.	147,700	7,929,844	0.3%
OSG Corp.	526,900	7,563,907	0.3%
Ushio, Inc.	600,400	8,117,400	0.3%
Other Securities		703,414,032	24.1%
TOTAL INDUSTRIALS		843,099,223	29.2%

1

The Japanese Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (15.1%)
	Alps Alpine Co. Ltd.	798,153	$7,007,707	0.3%
	Anritsu Corp.	851,999	7,276,940	0.3%
	Citizen Watch Co. Ltd.	1,550,700	9,348,449	0.3%
	Daiwabo Holdings Co. Ltd.	574,800	11,130,751	0.4%
	Dexerials Corp.	345,400	7,587,645	0.3%
	Japan Material Co. Ltd.	431,700	7,215,624	0.3%
	Macnica Holdings, Inc.	283,650	11,787,500	0.4%
	Maruwa Co. Ltd.	55,400	8,603,864	0.3%
	NET One Systems Co. Ltd.	420,500	9,237,715	0.3%
	NSD Co. Ltd.	482,660	9,703,883	0.3%
	Sanken Electric Co. Ltd.	126,800	11,962,482	0.4%
	Tokyo Seimitsu Co. Ltd.	232,600	12,879,617	0.5%
	Topcon Corp.	663,300	9,772,800	0.3%
#	Ulvac, Inc.	168,700	7,194,997	0.3%
	Other Securities		311,814,628	10.6%
	TOTAL INFORMATION TECHNOLOGY		442,524,602	15.3%
MATERIALS — (12.7%)
	ADEKA Corp.	507,000	9,685,087	0.3%
	Daicel Corp.	804,300	7,198,031	0.3%
	Mitsui Mining & Smelting Co. Ltd.	345,600	7,979,177	0.3%
	Sumitomo Bakelite Co. Ltd.	194,100	8,091,310	0.3%
	Taiheiyo Cement Corp.	470,191	9,295,870	0.3%
#	Tokai Carbon Co. Ltd.	948,600	8,731,820	0.3%
	UBE Corp.	611,100	10,506,181	0.4%
	Other Securities		311,804,609	10.7%
	TOTAL MATERIALS		373,292,085	12.9%
REAL ESTATE — (1.4%)
	Other Securities		39,712,298	1.4%
UTILITIES — (1.8%)
	Nippon Gas Co. Ltd.	676,700	9,526,128	0.3%
	Other Securities		42,520,444	1.5%
	TOTAL UTILITIES		52,046,572	1.8%
	TOTAL COMMON STOCKS		2,865,351,001	99.2%
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
	Other Security		128,844	0.0%
	TOTAL RIGHTS/WARRANTS		128,844	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $2,743,323,031)		2,865,479,845

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	5,630,625	65,123,811	2.3%
	TOTAL INVESTMENTS—(100.0%) (Cost $2,808,446,842)		$2,930,603,656	101.5%
»	Securities that have been fair value factored. See Note B to Financial Statements.

2

The Japanese Small Company Series

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$65,675,493	—	$65,675,493
Consumer Discretionary	$95,195	410,854,120	—	410,949,315
Consumer Staples	—	226,752,938	—	226,752,938
Energy	—	21,323,889	—	21,323,889
Financials	—	251,579,331	—	251,579,331
Health Care	47,328	138,347,927	—	138,395,255
Industrials	38,879	843,060,344	—	843,099,223
Information Technology	123,781	442,400,821	—	442,524,602
Materials	—	373,292,085	—	373,292,085
Real Estate	—	39,712,298	—	39,712,298
Utilities	—	52,046,572	—	52,046,572
Rights/Warrants
Industrials	—	128,844	—	128,844
Securities Lending Collateral	—	65,123,811	—	65,123,811
TOTAL	$305,183	$2,930,298,473	—	$2,930,603,656

3

The Asia Pacific Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (63.7%)
	AMP Ltd.	14,485,829	$10,946,585	0.9%
	Ansell Ltd.	661,545	11,822,311	0.9%
	ARB Corp. Ltd.	498,463	9,563,027	0.8%
	AUB Group Ltd.	710,426	13,972,945	1.1%
	Bapcor Ltd.	2,107,733	8,378,788	0.7%
	Beach Energy Ltd.	9,561,631	8,620,731	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,106,805	0.6%
	Breville Group Ltd.	627,990	8,394,132	0.7%
	Brickworks Ltd.	389,897	6,942,279	0.6%
	Corporate Travel Management Ltd.	729,339	8,757,763	0.7%
	CSR Ltd.	3,176,445	11,017,324	0.9%
*	De Grey Mining Ltd.	7,594,615	6,881,891	0.5%
	Downer EDI Ltd.	4,211,433	11,562,843	0.9%
	Eagers Automotive Ltd.	899,116	8,133,020	0.6%
# *	Flight Centre Travel Group Ltd.	841,836	10,731,823	0.9%
	Gold Road Resources Ltd.	7,631,631	7,645,729	0.6%
	GrainCorp Ltd., Class A	1,417,016	7,413,480	0.6%
	Healius Ltd.	3,465,521	7,379,812	0.6%
	HUB24 Ltd.	481,265	8,227,531	0.7%
	InvoCare Ltd.	908,018	7,644,514	0.6%
	IPH Ltd.	1,434,646	7,522,941	0.6%
	IRESS Ltd.	1,180,193	8,101,742	0.6%
	McMillan Shakespeare Ltd.	587,432	7,085,110	0.6%
	Netwealth Group Ltd.	750,336	6,967,198	0.6%
	nib holdings Ltd.	2,804,808	15,818,442	1.3%
	Nine Entertainment Co. Holdings Ltd.	7,131,395	9,381,973	0.7%
	Nufarm Ltd.	2,267,973	7,722,554	0.6%
	Orora Ltd.	5,280,211	11,600,954	0.9%
*	Paladin Energy Ltd.	16,375,142	8,053,666	0.6%
	Perpetual Ltd.	670,235	11,590,400	0.9%
	Perseus Mining Ltd.	8,455,260	9,392,751	0.7%
	Reliance Worldwide Corp. Ltd.	4,604,581	12,660,628	1.0%
*	Sandfire Resources Ltd.	3,243,721	12,880,496	1.0%
	Sims Ltd.	1,036,292	10,931,968	0.9%
*	Star Entertainment Group Ltd.	8,822,099	6,815,022	0.5%
	Super Retail Group Ltd.	1,057,351	8,090,108	0.6%
	Tabcorp Holdings Ltd.	13,920,512	10,325,589	0.8%
	Technology One Ltd.	706,460	7,408,071	0.6%
# *	Webjet Ltd.	2,404,516	11,114,553	0.9%
	Other Securities		446,189,768	34.8%
TOTAL AUSTRALIA			810,797,267	63.8%
CHINA — (0.1%)
	Other Securities		1,197,644	0.1%
HONG KONG — (21.1%)
	ASMPT Ltd.	1,584,800	15,657,113	1.2%
	Hysan Development Co. Ltd.	3,175,000	7,759,142	0.6%
	Luk Fook Holdings International Ltd.	3,450,000	8,857,602	0.7%
	NWS Holdings Ltd.	7,045,000	8,004,122	0.6%

4

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
	Pacific Basin Shipping Ltd.	27,975,000	$8,535,709	0.7%
	PCCW Ltd.	17,843,545	9,256,690	0.7%
	VTech Holdings Ltd.	1,166,000	7,657,588	0.6%
	Other Securities		203,563,762	16.1%
	TOTAL HONG KONG		269,291,728	21.2%
NEW ZEALAND — (3.6%)
	Chorus Ltd.	1,625,490	8,409,569	0.7%
	Other Securities		37,940,063	3.0%
	TOTAL NEW ZEALAND		46,349,632	3.7%
SINGAPORE — (10.7%)
	ComfortDelGro Corp. Ltd.	9,307,100	7,997,031	0.6%
	Keppel Infrastructure Trust	19,392,287	7,324,331	0.6%
*	SATS Ltd.	3,592,367	6,872,190	0.5%
	Other Securities		113,792,088	9.0%
	TOTAL SINGAPORE		135,985,640	10.7%
	TOTAL COMMON STOCKS		1,263,621,911	99.5%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
	Other Securities		3,409	0.0%
HONG KONG — (0.0%)
	Other Security		6,186	0.0%
SINGAPORE — (0.0%)
	Other Securities		30,963	0.0%
	TOTAL RIGHTS/WARRANTS		40,558	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $1,491,561,450)		1,263,662,469

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	885,806	10,245,234	0.8%
	TOTAL INVESTMENTS—(100.0%) (Cost $1,501,806,514)		$1,273,907,703	100.3%
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

5

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$15,287	$810,307,242	$474,738		$810,797,267
China	—	1,197,644	—		1,197,644
Hong Kong	1,069	268,981,893	308,766		269,291,728
New Zealand	—	46,349,632	—		46,349,632
Singapore	446,233	134,841,835	697,572		135,985,640
Rights/Warrants
Australia	—	3,409	—		3,409
Hong Kong	—	6,186	—		6,186
Singapore	—	30,963	—		30,963
Securities Lending Collateral	—	10,245,234	—		10,245,234
TOTAL	$462,589	$1,271,964,038	$1,481,076	^	$1,273,907,703
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

6

The United Kingdom Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	165,738	$10,102,406	0.8%
	ITV PLC	12,266,299	10,663,179	0.8%
	Moneysupermarket.com Group PLC	3,209,924	11,042,559	0.8%
	Other Securities		19,020,072	1.4%
TOTAL COMMUNICATION SERVICES			50,828,216	3.8%
CONSUMER DISCRETIONARY — (18.8%)
	Bellway PLC	527,051	13,326,486	1.0%
	Domino’s Pizza Group PLC	3,097,499	10,861,742	0.8%
	Dunelm Group PLC	690,244	9,854,443	0.7%
	Games Workshop Group PLC	176,924	24,551,237	1.8%
	Greggs PLC	601,854	19,551,278	1.5%
	Inchcape PLC	2,122,222	21,002,551	1.6%
	Pets at Home Group PLC	2,837,331	13,604,701	1.0%
*	Playtech PLC	1,926,086	14,428,214	1.1%
*	SSP Group PLC	3,417,062	10,904,647	0.8%
	Vistry Group PLC	1,471,857	12,360,507	0.9%
	WH Smith PLC	546,871	10,782,652	0.8%
	Other Securities		91,039,879	6.8%
TOTAL CONSUMER DISCRETIONARY			252,268,337	18.8%
CONSUMER STAPLES — (8.3%)
	Britvic PLC	1,626,728	17,705,255	1.3%
	Cranswick PLC	366,623	15,124,115	1.1%
*	Marks & Spencer Group PLC	8,960,994	21,965,396	1.6%
	Tate & Lyle PLC	2,167,560	20,006,672	1.5%
	Other Securities		36,736,576	2.8%
TOTAL CONSUMER STAPLES			111,538,014	8.3%
ENERGY — (3.0%)
	Other Securities		40,327,959	3.0%
FINANCIALS — (19.6%)
	Bank of Georgia Group PLC	269,724	10,030,228	0.8%
	Beazley PLC	2,938,648	22,031,612	1.7%
	Burford Capital Ltd.	965,905	11,796,343	0.9%
	Close Brothers Group PLC	881,739	9,892,172	0.7%
	Hiscox Ltd.	1,350,247	18,719,938	1.4%
	Lancashire Holdings Ltd.	1,661,042	12,207,803	0.9%
	Man Group PLC	7,541,211	20,942,543	1.6%
	OSB Group PLC	2,202,114	13,478,581	1.0%
	Paragon Banking Group PLC	1,921,607	12,982,150	1.0%
	Virgin Money UK PLC	6,577,199	12,524,353	0.9%
	Other Securities		118,623,097	8.7%
TOTAL FINANCIALS			263,228,820	19.6%
HEALTH CARE — (3.8%)
	CVS Group PLC	418,701	10,519,007	0.8%
*	Indivior PLC	759,374	17,582,530	1.3%

7

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$22,648,736	1.7%
TOTAL HEALTH CARE		50,750,273	3.8%
INDUSTRIALS — (23.8%)
Balfour Beatty PLC	3,585,302	15,525,384	1.2%
Bodycote PLC	1,236,656	10,086,950	0.7%
Diploma PLC	423,439	16,072,376	1.2%
Grafton Group PLC	1,489,341	14,790,096	1.1%
Hays PLC	9,347,832	12,139,353	0.9%
JET2 PLC	813,756	12,877,996	1.0%
Pagegroup PLC	1,947,013	9,925,824	0.7%
QinetiQ Group PLC	3,241,231	14,609,019	1.1%
Rotork PLC	4,324,797	16,757,041	1.2%
Serco Group PLC	5,743,194	11,362,079	0.8%
Travis Perkins PLC	1,194,868	12,375,076	0.9%
Other Securities		173,984,127	13.1%
TOTAL INDUSTRIALS		320,505,321	23.9%
INFORMATION TECHNOLOGY — (7.1%)
Computacenter PLC	497,525	14,438,141	1.1%
Oxford Instruments PLC	343,024	11,876,459	0.9%
Softcat PLC	677,227	12,201,537	0.9%
Spectris PLC	384,491	17,567,634	1.3%
Other Securities		39,511,180	2.9%
TOTAL INFORMATION TECHNOLOGY		95,594,951	7.1%
MATERIALS — (5.1%)
Hill & Smith PLC	546,022	10,440,965	0.8%
Other Securities		58,092,486	4.3%
TOTAL MATERIALS		68,533,451	5.1%
REAL ESTATE — (2.9%)
Grainger PLC	4,237,552	12,218,585	0.9%
Savills PLC	961,872	10,396,511	0.8%
Other Securities		16,087,375	1.2%
TOTAL REAL ESTATE		38,702,471	2.9%
UTILITIES — (3.1%)
Drax Group PLC	2,467,126	18,178,963	1.3%
Pennon Group PLC	1,371,280	12,390,225	0.9%
Other Securities		11,396,208	0.9%
TOTAL UTILITIES		41,965,396	3.1%
TOTAL COMMON STOCKS (Cost $1,329,981,914)		1,334,243,209	99.4%

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	756,089	8,744,924	0.6%
TOTAL INVESTMENTS—(100.0%) (Cost $1,338,726,742)			$1,342,988,133	100.0%

8

The United Kingdom Small Company Series

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$20,923	$50,807,293	—		$50,828,216
Consumer Discretionary	34,023	252,234,314	—		252,268,337
Consumer Staples	—	111,538,014	—		111,538,014
Energy	—	40,327,959	—		40,327,959
Financials	—	263,228,820	—		263,228,820
Health Care	—	50,748,590	$1,683		50,750,273
Industrials	—	320,505,321	—		320,505,321
Information Technology	—	95,594,951	—		95,594,951
Materials	—	68,533,451	—		68,533,451
Real Estate	—	38,702,471	—		38,702,471
Utilities	—	41,965,396	—		41,965,396
Securities Lending Collateral	—	8,744,924	—		8,744,924
TOTAL	$54,946	$1,342,931,504	$1,683	^	$1,342,988,133
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

9

The Continental Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.3%)
AUSTRIA — (3.2%)
ANDRITZ AG	438,579	$24,459,480	0.5%
# voestalpine AG	615,510	22,119,142	0.4%
Wienerberger AG	682,908	20,904,243	0.4%
Other Securities		105,981,942	2.1%
TOTAL AUSTRIA		173,464,807	3.4%
BELGIUM — (3.8%)
Ackermans & van Haaren NV	171,688	28,267,937	0.6%
Other Securities		175,342,421	3.3%
TOTAL BELGIUM		203,610,358	3.9%
DENMARK — (6.7%)
* Jyske Bank AS	437,851	33,308,384	0.7%
Ringkjoebing Landbobank AS	197,625	28,328,859	0.6%
Royal Unibrew AS	312,981	28,015,972	0.5%
Sydbank AS	461,164	21,323,139	0.4%
Other Securities		251,025,600	4.8%
TOTAL DENMARK		362,001,954	7.0%
FINLAND — (4.9%)
Huhtamaki Oyj	631,957	20,739,905	0.4%
Orion Oyj, Class B	619,790	25,721,932	0.5%
Valmet Oyj	912,291	25,394,996	0.5%
Wartsila Oyj Abp	2,276,158	25,665,912	0.5%
Other Securities		170,641,380	3.3%
TOTAL FINLAND		268,164,125	5.2%
FRANCE — (11.1%)
Alten SA	141,624	22,334,687	0.4%
Elis SA	1,272,724	24,758,554	0.5%
Rexel SA	1,364,288	33,716,921	0.7%
SCOR SE	802,342	23,586,811	0.5%
* SOITEC	136,675	23,121,937	0.5%
Sopra Steria Group SACA	119,421	23,841,849	0.5%
SPIE SA	871,653	28,188,471	0.6%
Valeo SA	1,075,406	23,109,698	0.5%
Other Securities		398,801,578	7.5%
TOTAL FRANCE		601,460,506	11.7%
GERMANY — (13.3%)
Freenet AG	931,981	23,404,554	0.5%
Gerresheimer AG	231,069	26,012,484	0.5%
HUGO BOSS AG	412,000	32,202,476	0.6%
thyssenkrupp AG	2,833,923	22,196,531	0.4%
Other Securities		616,105,945	12.0%
TOTAL GERMANY		719,921,990	14.0%
IRELAND — (1.3%)
Bank of Ireland Group PLC	4,153,567	39,655,918	0.8%

10

The Continental Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (Continued)
	Other Securities		$29,563,762	0.5%
TOTAL IRELAND			69,219,680	1.3%
ISRAEL — (2.2%)
	Other Securities		118,811,072	2.3%
ITALY — (9.4%)
	Banco BPM SpA	9,876,720	45,875,692	0.9%
#	BPER Banca	7,525,929	22,881,741	0.5%
	Brunello Cucinelli SpA	248,717	21,898,318	0.4%
	Italgas SpA	3,498,389	20,740,753	0.4%
	Leonardo SpA	2,654,010	30,135,966	0.6%
	Other Securities		368,612,851	7.1%
TOTAL ITALY			510,145,321	9.9%
NETHERLANDS — (5.2%)
	Aalberts NV	673,240	28,351,353	0.6%
	Arcadis NV	526,995	22,041,187	0.4%
	ASR Nederland NV	586,184	26,438,938	0.5%
	BE Semiconductor Industries NV	392,853	42,606,537	0.8%
	Other Securities		163,354,507	3.2%
TOTAL NETHERLANDS			282,792,522	5.5%
NORWAY — (1.9%)
	Other Securities		103,927,251	2.0%
PORTUGAL — (0.8%)
	Other Securities		46,372,889	0.9%
SPAIN — (5.9%)
	Banco de Sabadell SA	36,362,876	41,924,548	0.8%
	Bankinter SA	4,245,482	26,129,953	0.5%
#	Enagas SA	1,457,648	28,648,041	0.6%
	Other Securities		221,770,126	4.3%
TOTAL SPAIN			318,472,668	6.2%
SWEDEN — (5.6%)
	Other Securities		306,422,220	5.9%
SWITZERLAND — (17.9%)
	Allreal Holding AG	123,491	20,904,428	0.4%
	Belimo Holding AG	65,574	32,774,692	0.6%
	BKW AG	161,471	28,548,055	0.6%
	Bucher Industries AG	54,010	23,901,484	0.5%
*	Dufry AG	552,791	25,213,872	0.5%
	Flughafen Zurich AG	145,858	30,338,962	0.6%
Ω	Galenica AG	279,387	22,587,090	0.4%
	Georg Fischer AG	626,442	47,115,048	0.9%
	Helvetia Holding AG	262,788	35,616,795	0.7%
	PSP Swiss Property AG	337,750	37,739,167	0.7%
	Siegfried Holding AG	32,647	26,996,147	0.5%
	Temenos AG	299,991	23,886,967	0.5%
Ω	VAT Group AG	71,846	29,759,617	0.6%
	Other Securities		582,823,989	11.3%
TOTAL SWITZERLAND			968,206,313	18.8%

11

The Continental Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$3,235,695	0.1%
TOTAL COMMON STOCKS		5,056,229,371	98.1%
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		46,396,758	0.9%
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		450,329	0.0%
NETHERLANDS — (0.0%)
Other Security		5,781	0.0%
SPAIN — (0.0%)
Other Security		259,922	0.0%
TOTAL RIGHTS/WARRANTS		716,032	0.0%
TOTAL INVESTMENT SECURITIES (Cost $4,300,574,398)		5,103,342,161

Value†
SECURITIES LENDING COLLATERAL — (5.8%)
@ §	The DFA Short Term Investment Fund	27,268,890	315,391,981	6.1%
TOTAL INVESTMENTS—(100.0%) (Cost $4,615,953,371)			$5,418,734,142	105.1%
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

12

The Continental Small Company Series

CONTINUED

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$173,464,807	—	$173,464,807
Belgium	$676,194	202,934,164	—	203,610,358
Denmark	—	362,001,954	—	362,001,954
Finland	—	268,164,125	—	268,164,125
France	—	601,460,506	—	601,460,506
Germany	—	719,921,990	—	719,921,990
Ireland	—	69,219,680	—	69,219,680
Israel	631,428	118,179,644	—	118,811,072
Italy	—	510,145,321	—	510,145,321
Netherlands	—	282,792,522	—	282,792,522
Norway	367,163	103,560,088	—	103,927,251
Portugal	—	46,372,889	—	46,372,889
Spain	—	318,472,668	—	318,472,668
Sweden	—	306,422,220	—	306,422,220
Switzerland	—	968,206,313	—	968,206,313
United States	—	3,235,695	—	3,235,695
Preferred Stocks
Germany	—	46,396,758	—	46,396,758
Rights/Warrants
Austria	—	450,329	—	450,329
Netherlands	—	5,781	—	5,781
Spain	—	259,922	—	259,922
Securities Lending Collateral	—	315,391,981	—	315,391,981
TOTAL	$1,674,785	$5,417,059,357	—	$5,418,734,142

13

The Canadian Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (88.4%)
COMMUNICATION SERVICES — (0.9%)
	Other Securities		$13,196,409	1.0%
CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	490,659	13,622,523	1.1%
	Linamar Corp.	252,633	13,276,701	1.0%
*	Uni-Select, Inc.	241,584	8,580,130	0.7%
	Other Securities		34,940,198	2.6%
TOTAL CONSUMER DISCRETIONARY			70,419,552	5.4%
CONSUMER STAPLES — (4.2%)
#	Maple Leaf Foods, Inc.	453,624	8,861,890	0.7%
#	Premium Brands Holdings Corp.	244,773	19,313,925	1.5%
	Primo Water Corp.	799,922	10,023,556	0.8%
	Other Securities		23,630,536	1.8%
TOTAL CONSUMER STAPLES			61,829,907	4.8%
ENERGY — (21.5%)
# *	Baytex Energy Corp.	2,700,011	8,804,716	0.7%
#	Birchcliff Energy Ltd.	1,560,817	9,237,068	0.7%
	Crescent Point Energy Corp.	2,349,740	15,821,612	1.2%
	Crescent Point Energy Corp.	739,368	4,975,947	0.4%
#	Enerplus Corp.	1,253,055	18,160,903	1.4%
	Enerplus Corp.	28,353	410,268	0.0%
#	Gibson Energy, Inc.	899,205	14,138,849	1.1%
*	MEG Energy Corp.	1,420,274	22,514,251	1.7%
*	NuVista Energy Ltd.	1,051,851	8,432,276	0.7%
	Paramount Resources Ltd., Class A	487,473	10,597,644	0.8%
	Parex Resources, Inc.	727,671	14,589,124	1.1%
	Parkland Corp.	848,828	21,144,611	1.6%
#	Peyto Exploration & Development Corp.	1,064,787	8,809,259	0.7%
#	PrairieSky Royalty Ltd.	1,210,467	21,162,042	1.6%
	Secure Energy Services, Inc.	1,829,933	8,757,708	0.7%
	Vermilion Energy, Inc.	716,524	8,935,253	0.7%
	Vermilion Energy, Inc.	233,451	2,906,465	0.2%
	Whitecap Resources, Inc.	1,953,560	13,670,129	1.1%
	Other Securities		99,383,414	7.7%
TOTAL ENERGY			312,451,539	24.1%
FINANCIALS — (8.2%)
	Canadian Western Bank	499,325	9,317,467	0.7%
#	CI Financial Corp.	1,010,158	11,468,410	0.9%
	Element Fleet Management Corp.	945,377	14,400,987	1.1%
#	Home Capital Group, Inc.	284,804	9,268,089	0.7%
#	Laurentian Bank of Canada	330,400	8,245,347	0.7%
	Onex Corp.	209,947	11,596,016	0.9%
	Other Securities		55,284,239	4.2%
TOTAL FINANCIALS			119,580,555	9.2%
HEALTH CARE — (2.0%)
*	Bausch Health Cos., Inc.	1,533,896	12,271,168	1.0%
*	Bausch Health Cos., Inc.	17,777	142,243	0.0%

14

The Canadian Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$16,372,772	1.2%
TOTAL HEALTH CARE			28,786,183	2.2%
INDUSTRIALS — (13.7%)
*	ATS Corp.	428,936	19,734,780	1.5%
*	Bombardier, Inc., Class A	13,989	690,184	0.1%
*	Bombardier, Inc., Class B	475,761	23,454,954	1.8%
	Boyd Group Services, Inc.	118,616	22,630,831	1.7%
	Finning International, Inc.	823,989	25,346,331	2.0%
	Richelieu Hardware Ltd.	316,493	10,010,233	0.8%
	Russel Metals, Inc.	354,503	9,820,917	0.8%
#	SNC-Lavalin Group, Inc.	978,592	25,669,803	2.0%
	Other Securities		61,328,414	4.6%
TOTAL INDUSTRIALS			198,686,447	15.3%
INFORMATION TECHNOLOGY — (3.1%)
# *	BlackBerry Ltd.	2,152,506	11,903,358	0.9%
*	Celestica, Inc.	584,405	8,483,192	0.7%
# *	Lightspeed Commerce, Inc.	579,603	9,806,883	0.8%
	Other Securities		15,244,852	1.1%
TOTAL INFORMATION TECHNOLOGY			45,438,285	3.5%
MATERIALS — (20.9%)
	Alamos Gold, Inc., Class A	2,146,839	25,572,456	2.0%
	Alamos Gold, Inc., Class A	31,783	378,853	0.0%
	B2Gold Corp.	1,419,420	5,057,304	0.4%
	B2Gold Corp.	4,573,000	16,325,610	1.3%
# *	Capstone Copper Corp.	2,311,783	10,487,878	0.8%
	Methanex Corp.	203,098	8,392,213	0.7%
	Methanex Corp.	126,782	5,244,971	0.4%
	Osisko Gold Royalties Ltd.	645,585	9,921,956	0.8%
	Osisko Gold Royalties Ltd.	278,602	4,282,113	0.3%
#	SSR Mining, Inc.	847,686	12,023,413	0.9%
#	SSR Mining, Inc.	318,436	4,515,422	0.4%
	Stella-Jones, Inc.	302,188	15,561,627	1.2%
	Other Securities		185,815,302	14.2%
TOTAL MATERIALS			303,579,118	23.4%
REAL ESTATE — (2.8%)
	Tricon Residential, Inc.	1,208,577	10,655,731	0.8%
	Tricon Residential, Inc.	182,323	1,606,265	0.1%
	Other Securities		28,668,939	2.3%
TOTAL REAL ESTATE			40,930,935	3.2%
UTILITIES — (6.3%)
	Atco Ltd., Class I	409,045	12,177,947	0.9%
	Boralex, Inc., Class A	505,030	13,750,845	1.1%
#	Capital Power Corp.	687,087	21,835,337	1.7%
#	TransAlta Corp.	1,716,689	16,068,650	1.2%
	Other Securities		27,632,911	2.2%
TOTAL UTILITIES			91,465,690	7.1%
TOTAL COMMON STOCKS (Cost $1,129,333,912)			1,286,364,620	99.2%

15

The Canadian Small Company Series

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (11.6%)
@ §	The DFA Short Term Investment Fund	14,526,048	$168,008,274	13.0%
TOTAL INVESTMENTS—(100.0%) (Cost $1,297,338,587)			$1,454,372,894	112.2%
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,813,505	$3,382,904	—	$13,196,409
Consumer Discretionary	70,419,552	—	—	70,419,552
Consumer Staples	61,829,907	—	—	61,829,907
Energy	312,451,539	—	—	312,451,539
Financials	119,451,187	129,368	—	119,580,555
Health Care	28,772,374	13,809	—	28,786,183
Industrials	198,686,447	—	—	198,686,447
Information Technology	45,438,285	—	—	45,438,285
Materials	303,579,118	—	—	303,579,118
Real Estate	40,930,935	—	—	40,930,935
Utilities	91,465,690	—	—	91,465,690
Securities Lending Collateral	—	168,008,274	—	168,008,274
TOTAL	$1,282,838,539	$171,534,355	—	$1,454,372,894

16

The Japanese Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%
CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%
TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%
CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%
TOTAL CONSUMER STAPLES		198,062,968	7.8%
ENERGY — (0.7%)
Other Securities		19,204,938	0.8%
FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%
TOTAL FINANCIALS		223,363,082	8.9%
HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%
TOTAL HEALTH CARE		127,792,503	5.1%
INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%

17

The Japanese Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Other Securities		$610,194,505	24.1%
TOTAL INDUSTRIALS		720,093,537	28.6%
INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%
TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%
MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%
TOTAL MATERIALS		308,991,503	12.3%
REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%
UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%
TOTAL UTILITIES		42,286,985	1.7%
TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%
TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)			$2,548,546,479	101.1%

18

The Japanese Small Company Series

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021
TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

19

The Asia Pacific Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
#*	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
#*	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
#*	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
#*	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
#*	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%
TOTAL AUSTRALIA			778,195,678	65.2%
CHINA — (0.1%)
	Other Securities		1,050,669	0.1%
HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%

20

The Asia Pacific Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$195,738,785	16.4%
TOTAL HONG KONG		225,436,402	18.9%
NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%
TOTAL NEW ZEALAND		54,979,996	4.6%
SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%
TOTAL SINGAPORE		130,859,243	10.9%
TOTAL COMMON STOCKS		1,190,521,988	99.7%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%
HONG KONG — (0.0%)
Other Security		5,255	0.0%
TOTAL RIGHTS/WARRANTS		26,574	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562
			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)			$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573
TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

21

The Asia Pacific Small Company Series

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

The United Kingdom Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%
TOTAL COMMUNICATION SERVICES			43,199,950	3.7%
CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%
TOTAL CONSUMER DISCRETIONARY			194,498,104	16.7%
CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%
TOTAL CONSUMER STAPLES			83,434,553	7.1%
ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%
TOTAL ENERGY			50,051,723	4.3%
FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%
TOTAL FINANCIALS			219,519,301	18.8%
HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%
TOTAL HEALTH CARE			58,173,490	5.0%

23

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.3%)
* Babcock International Group PLC	2,860,700	$9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%
TOTAL INDUSTRIALS		264,939,778	22.7%
INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%
TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%
MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%
TOTAL MATERIALS		60,975,335	5.2%
REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%
TOTAL REAL ESTATE		35,317,299	3.0%
UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%
TOTAL UTILITIES		49,766,471	4.3%
TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)			$1,190,004,930	101.9%

24

The United Kingdom Small Company Series

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920
TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

The Continental Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.7%)
AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%
	TOTAL AUSTRIA		141,564,570	3.3%
BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%
	TOTAL BELGIUM		200,214,094	4.6%
DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%
	TOTAL DENMARK		284,839,811	6.5%
FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%
	TOTAL FINLAND		241,247,565	5.5%
FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%
	TOTAL FRANCE		474,261,640	10.9%
GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%
	TOTAL GERMANY		611,161,049	14.1%
IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%

26

The Continental Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (Continued)
	Other Securities		$24,848,912	0.6%
TOTAL IRELAND			67,660,431	1.6%
ISRAEL — (3.6%)
	Other Securities		162,740,149	3.7%
ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%
TOTAL ITALY			383,891,506	8.8%
NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%
TOTAL NETHERLANDS			256,339,951	5.9%
NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%
PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%
SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%
TOTAL SPAIN			262,792,979	6.0%
SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%
SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%
TOTAL SWITZERLAND			754,337,002	17.4%

27

The Continental Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Other Securities		$12,849,060	0.3%
TOTAL COMMON STOCKS		4,279,782,528	98.4%
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		33,294,751	0.8%
TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%
TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399
TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

The Canadian Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%
CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%
TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%
CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%
TOTAL CONSUMER STAPLES			59,075,300	4.9%
ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%
TOTAL ENERGY			348,385,483	28.7%
FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%
TOTAL FINANCIALS			112,828,924	9.3%
HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

29

The Canadian Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%
#*	Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%
TOTAL INDUSTRIALS			133,325,866	11.0%
INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%
MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%
TOTAL MATERIALS			289,208,446	23.8%
REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%
TOTAL REAL ESTATE			31,699,792	2.6%
UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%

30

The Canadian Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$14,633,883	1.2%
TOTAL UTILITIES		97,998,403	8.1%
TOTAL COMMON STOCKS (Cost $1,129,103,652)		1,212,935,722	99.8%
TOTAL RIGHTS/WARRANTS (Cost $)		0	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)		1,212,935,722

		Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@§ The DFA Short Term Investment Fund	17,275,482	199,721,843	16.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)		$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843
TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

31

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	September 5, 2023

By:	/s/Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer

Date:	September 5, 2023